                                                               File Nos. 2-98772
                                                                        811-4347

              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                                ON APRIL 30, 1999


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                             /   /

    Post-Effective Amendment No.  48                        / X /


 REGISTRATION STATEMENT UNDER THE INVESTMENT
           COMPANY ACT OF 1940

    Amendment No.  54                                       / X /


                                    GMO TRUST
            --------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   40 Rowes Wharf, Boston, Massachusetts 02110
            --------------------------------------------------------
                    (Address of principal executive offices)

                                  617-330-7500
            --------------------------------------------------------
              (Registrant's telephone number, including area code)

                                 with a copy to:

              R. Jeremy Grantham                J.B. Kittredge, Esq.
              GMO Trust                         Ropes & Gray
              40 Rowes Wharf                    One International Place
              Boston, Massachusetts 02110       Boston, Massachusetts  02110
--------------------------------------------------------------------------------
                    (Name and address of agents for service)



 It is proposed that this filing will become effective:

 /   /  Immediately upon filing pursuant to paragraph (b), or

 / X /  60 days after filing pursuant to paragraph (a)(1), or

 /   /  On _______________, pursuant to paragraph (b), or

 /   /  75 days after filing pursuant to paragraph (a)(2), of Rule 485.

                                    GMO TRUST

      GMO TRUST (the "Trust"), 40 Rowes Wharf, Boston, Massachusetts 02110, is an open-end management investment company currently offering thirty-three (33) separate portfolios with this Prospectus (collectively, the "FUNDS"). The Trust currently offers three additional portfolios pursuant to separate prospectuses. Each Fund has its own investment objective and strategies. GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC (the "MANAGER" or "GMO") is the investment manager for each of the Funds. The Manager has entered into separate Consulting Agreements with Dancing Elephant, Ltd. (the "Consultant") with respect to management of the Emerging Markets Fund, Evolving Countries Fund and Asia Fund.


                                   GMO FUNDS

U.S. EQUITY FUNDS             INTERNATIONAL EQUITY FUNDS         FIXED INCOME FUNDS                   ASSET ALLOCATION FUNDS
U.S. Core Fund                International Core Fund            Domestic Bond Fund                   International Equity
Tobacco-Free Core Fund        Currency Hedged  International     U.S. Bond/Global Alpha A Fund            Allocation Fund
Value Fund                        Core Fund                      U.S. Bond/Global Alpha B Fund        World Equity Allocation Fund
Fundamental Value Fund        Foreign Fund                       International Bond Fund              Global (U.S.+) Equity
Growth Fund                   International Small Companies      Currency Hedged International            Allocation Fund
Small Cap Value Fund              Fund                                Bond Fund                       Global Balanced Allocation
Small Cap Growth Fund         Japan Fund                         Global Bond Fund                         Fund
REIT Fund                     Emerging Markets Fund              Emerging Country Debt Fund           U.S. Sector Fund
                              Evolving Countries Fund            Short-Term Income Fund
                              Asia Fund                          Inflation Indexed Bond Fund
                              Global Properties Fund             Emerging Country Debt Share Fund
                              Global Hedged Equity Fund



                              INVESTMENT MANAGER &
                             CLIENT SERVICE PROVIDER

                     GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
                                     ("GMO")

                               Tel: (617) 346-7646
                               Fax: (617) 439-4192



      Each Fund offers up to three CLASSES of shares. All Funds offer CLASS III SHARES, and certain Funds also offer CLASS II and/or CLASS IV SHARES. Eligibility for the classes is generally based on the total amount of assets that a client has invested with GMO (with Class II requiring the least total assets and Class IV the most), with certain special eligibility requirements for Class IV Shares, as more fully described in the GMO Trust Shareholder's Manual. The classes differ solely with regard to the level of SHAREHOLDER SERVICE FEE borne by the class. ALL CLASSES OF A FUND HAVE AN INTEREST IN THE SAME UNDERLYING ASSETS, ARE MANAGED BY GMO, AND PAY THE SAME INVESTMENT MANAGEMENT FEE.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS

                                                                   JUNE 30, 1999

                                TABLE OF CONTENTS

                                                                  Page Number
                                                                  -----------
FUND OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

   U.S. Equity Funds

   International Equity Funds

   Fixed Income Funds

   Asset Allocation Funds

PRINCIPAL RISKS

FEES AND EXPENSES

MULTIPLE CLASSES

BENCHMARKS AND INDEXES

DETERMINATION OF NET ASSET VALUE

TAXES

MANAGEMENT OF THE TRUST

FINANCIAL HIGHLIGHTS

ADDITIONAL INFORMATION

PURCHASE AND SALE INFORMATION

SHAREHOLDER INQUIRIES


                                   SUMMARY OF
               FUND OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

      GMO Trust provides a broad range of investment choices to investors. This summary describes each Fund's investment objective and principal investment strategies. A "Summary of Principal Risks" describing the principal risks of investing in the Funds begins on page [__]. For additional information regarding each Fund's investment strategies and risks, see "Description and Risks of Fund Investments" and "Investment Guidelines" in the Statement of Additional Information. Copies of the Investment Guidelines, as well as copies of the Statement of Additional Information, are available without charge upon request.

      In many of the Fund summaries that follow, the summary notes that a particular Fund will "invest primarily in" a particular type of securities or other assets. Investors should understand that this Prospectus uses the word "invest" to mean not only direct investment in a particular asset but also indirect investment in or exposure to the asset through the use of derivatives and related instruments. For example, the Global Bond Fund's summary states that it will "invest primarily in investment grade bonds denominated in various currencies." This means that the Fund may invest directly in investment grade bonds and/or use various exchange-traded and over-the-counter derivative instruments to "invest primarily in" investment grade bonds.

      Below each Fund's summary description are two figures that help to illustrate the risks of investing in that Fund. The annual return bar chart shows how the returns of that Fund's Class III shares have varied from year to year, and the average return table compares the Fund's performance to a broad-based index or composite of such indexes. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF FUTURE PERFORMANCE. It is possible to lose money on investments in the Funds. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

      Many of the Funds are managed and/or meant to be measured relative to a specified benchmark or index. The index that GMO uses to manage the Fund or to measure the Fund's performance is identified immediately below the Fund name in the following summaries (the "GMO Benchmark"). In some cases, the GMO Benchmark differs from the broad-based index that the SEC requires each Fund to use in the average annual total return table. While a Fund may be managed or measured relative to benchmarks or indexes, none of the Funds is managed as an "index fund" or "index-plus fund," and the actual composition of a Fund's portfolio may differ substantially from that of its benchmark. Some general information about the benchmarks and indexes is provided under "Benchmarks and Indexes" later in this Prospectus. The Manager may change each Fund's index or benchmark from time to time.


U.S. EQUITY FUNDS

GMO U.S. CORE FUND                                                            FUND CODES
CURRENT BENCHMARK:                                              Ticker          Symbol         Cusip
                                                                ------------------------------------
S&P 500                                            Class III    GMCTX           USCore       362007 88 2
                                                   Class II     GMTWX           USCore       362007 80 9
FUND INCEPTION DATE: 9/18/85                       Class IV     GMRFX           USCore       362008 84 9

INVESTMENT OBJECTIVE: The GMO U.S. Core Fund seeks high total return through investment in U.S. equity securities.

INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of at least 125 companies chosen from among the 600 companies with the largest equity capitalization and whose securities are listed on a United States national securities exchange. The Fund may also use derivatives and related instruments.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to:
(i) hedge equity exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities. The Fund will not use derivative instruments to expose on a net basis more than 100% of its assets to equity securities or markets.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to provide broad U.S. equity exposure. Using these principles, the Manager employs a bottom-up approach to select stocks based on strategies such as fair value, earnings and price momentum, cash flow and neglect (a measure of low analyst coverage and low price volatility). The Manager then uses a top-down approach to favor sectors that it believes represent the best long-term values within the U.S. stock market. The Manager then uses an optimization process to evaluate a stock's return forecast and how much risk it adds to the portfolio, and to weigh the risk of the entire portfolio relative to the Fund's benchmark. In addition, the Manager explicitly considers expected transaction costs in the portfolio optimization.

For a discussion of the principal risks of an investment in the Fund, see "Principal Risks" later in this section.


PERFORMANCE

The average annual total return figures reflect payment of maximum applicable purchase premiums; the annual return figures do not, and would be lower if they did. Past performance does not indicate future results.

                                  ANNUAL RETURN
                               (Class III Shares)


                               [GRAPHIC OMITTED]

1989           32.10%
1990           -1.34%
1991           29.89%
1992            5.94%
1993           16.28%
1994            2.36%
1995           43.25%
1996           17.61%
1997           35.10%
1998           24.69%

Highest Quarter: 19.49% (4Q1998)               Lowest Quarter: -13.53% (3Q1990)
Year-to-Date (as of 3/31/99): 3.65%

U.S. CORE FUND
Periods Ending December 31, 1998


                                             AVERAGE ANNUAL RETURN
                               ---------------------------------------------------
                               1 YEAR       5 YEARS      10 YEARS      INCEPT.
----------------------------------------------------------------------------------
                                                                       9/18/85
CLASS III                      24.52%       23.73%        19.71%       19.05%
S&P 500                        28.57%       24.05%        19.20%       18.84%

                                                                       6/7/96
CLASS II                       24.35%         N/A          N/A         26.94%
S&P 500                        28.57%         N/A          N/A         28.66%

                                                                       1/9/98
CLASS IV                        N/A           N/A          N/A         30.42%
S&P 500                         N/A           N/A          N/A         34.46%


GMO TOBACCO-FREE CORE FUND                              FUND CODES
CURRENT BENCHMARK:                                  Ticker      Symbol          Cusip
                                                    ------      ------          -----
S&P 500                            Class III         GMTCX     TobaccoFr     362007 85 8
FUND INCEPTION DATE:  10/31/91



INVESTMENT OBJECTIVE: The GMO Tobacco-Free Core Fund seeks high total return through investment in U.S. equity securities.

INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of at least 125 companies chosen from among the 600 companies with the largest equity capitalization and whose securities are listed on a United States national securities exchange, and which are not Tobacco Producing Issuers. Tobacco Producing Issuers are defined as those issuers that are within the Tobacco Producing Issuer industry classification maintained by Ford Investor Services. The Fund may also use derivatives and related instruments.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to:
(i) hedge equity exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities. The Fund will not use derivative instruments to expose on a net basis more than 100% of its assets to equity securities or markets.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to provide broad exposure to equities of non-Tobacco Producing Issuers. Using these principles, the Manager employs a bottom-up approach to select stocks based on strategies such as fair value, earnings and price momentum, cash flow and neglect (a measure of low analyst coverage and low price volatility). The Manager then uses a top-down approach to favor sectors that it believes represent the best long-term values within the U.S. stock market. The Manager then uses an optimization process to evaluate a stock's return forecast and how much risk it adds to the portfolio, and to weigh the risk of the entire portfolio relative to the Fund's benchmark. In addition, the Manager explicitly considers expected transaction costs in the portfolio optimization.

For a discussion of the principal risks of an investment in the Fund, see "Principal Risks" later in this section.

PERFORMANCE

The average annual total return figures reflect payment of maximum applicable purchase premiums; the annual return figures do not, and would be lower if they did. Past performance does not indicate future results.

                                ANNUAL RETURN
                              (Class III Shares)

                               [GRAPHIC OMITTED]

1992.......................      5.69%
1993.......................     17.42%
1994.......................      2.40%
1995.......................     43.00%
1996.......................     18.30%
1997.......................     35.60%
1998.......................     25.20%



Highest Quarter: 19.47% (4Q1998)   Lowest Quarter: -10.01% (3Q1998)
Year-to-Date (as of 3/31/99): 5.16%


TOBACCO-FREE CORE FUND
Periods Ending December 31, 1998

                                              AVERAGE ANNUAL RETURN
                               ------------------------------------------------

                               1 YEAR       5 YEARS      10 YEARS      INCEPT.
--------------------------------------------------------------------------------
                                                                      10/31/91
CLASS III                      25.02%       24.03%         N/A         20.83%
S&P 500                        28.57%       24.05%         N/A         20.12%

GMO VALUE FUND                                        FUND CODES
CURRENT BENCHMARK:                          TICKER    SYMBOL   CUSIP
                                            ------    ------   -----
Russell 1000 Value Index         Class III  GMOVX     Value    362007 82 5
FUND INCEPTION DATE:  11/13/90


INVESTMENT OBJECTIVE: The GMO Value Fund seeks long-term capital growth primarily through investment in equity securities.

INVESTMENT UNIVERSE: The Fund invests primarily in equity securities of companies chosen from the Russell 1000 Index, emphasizing large capitalization equity securities.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund invests primarily in U.S. equity securities of companies that in the opinion of the Manager, represent favorable values relative to their market prices. The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may also invest in equity securities of foreign issuers.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses quantitative investment principles and traditional portfolio analysis to provide broad U.S. equity market exposure. Using these principles, the Manager focuses on stock selection, and primarily selects issuers which it believes represent favorable values relative to their market prices. The Manager employs a bottom-up approach to select stocks, and uses various techniques in seeking companies which trade below fair value, as determined by the value of the earnings stream (using a proprietary dividend discount model), the asset value or the franchise value.

For a discussion of the principal risks of an investment in this Fund, see "Principal Risks" later in this section.

                                   PERFORMANCE

The average annual return figures reflect payment of maximum applicable purchase premiums and redemption fees; the annual return figures do not, and would be lower if they did. Past performance does not indicate future results.

                                ANNUAL RETURN
                              (Class III Shares)


                               [GRAPHIC OMITTED]

1991           25.75%
1992            9.35%
1993           18.67%
1994            0.61%
1995           38.18%
1996           20.73%
1997           30.42%
1998           11.66%

Highest Quarter:  18.17%  (1Q1991)              Lowest Quarter: -10.89% (3Q1998)
Year to Date (as of 3/31/99):  -0.47%

VALUE FUND
Periods Ending December 31, 1998

                                              AVERAGE ANNUAL RETURN
                               ------------------------------------------------
                               1 YEAR       5 YEARS      10 YEARS      INCEPT.
-------------------------------------------------------------------------------
                                                                     11/13/90
CLASS III                      11.50%       19.53%         N/A         19.36%
RUSSELL 1000 VALUE INDEX       15.61%       20.83%         N/A         20.26%

                                                       FUND CODES
GMO FUNDAMENTAL VALUE FUND                       Ticker   Symbol     Cusip
                                                 ------   ------     -----
CURRENT BENCHMARK: S&P 500         Class III      N/A      N/A      362007 65
FUND INCEPTION DATE: 10/31/91


INVESTMENT OBJECTIVE: The GMO Fundamental Value Fund seeks long-term capital growth primarily through investment in equity securities.

INVESTMENT UNIVERSE: The Fund invests primarily in equity securities of companies chosen from the Russell 1000 Index.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund invests primarily in U.S. equity securities of companies that in the opinion of the Manager, represent favorable values relative to their market prices. The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may also invest in equity securities of foreign issuers.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental investment principles and traditional portfolio analysis to provide broad U.S. equity market exposure. Using these principles, the Manager focuses on stock selection, and primarily selects issuers which it believes represent favorable values relative to their market prices. The Manager employs a bottom-up approach to select stocks, and uses various techniques in seeking companies which trade below fair value, as determined by the value of the earnings stream (using a proprietary dividend discount model), the asset value or the franchise value.

For a discussion of the principal risks of an investment in this Fund, see "Principal Risks" later in this section.

                                   PERFORMANCE

The average annual total return figures reflect payment of maximum applicable purchase premiums and redemption fees; the annual return figures do not, and would be lower if they did. Past performance does not indicate future results.

                                  ANNUAL RETURN
                               (Class III Shares)


                               [GRAPHIC OMITTED]


1992           13.92%
1993           22.46%
1994            3.56%
1995           30.58%
1996           22.79%
1997           28.75%
1998           10.11%


Highest Quarter: 13.14% (2Q1997)               Lowest Quarter: -9.99% (3Q1998)
Year-to-Date (as of 3/31/99): -1.78%

FUNDAMENTAL VALUE FUND
Periods Ending December 31, 1998

                                            AVERAGE ANNUAL RETURN
                               ---------------------------------------------------
                               1 YEAR       5 YEARS      10 YEARS      INCEPT.
----------------------------------------------------------------------------------
                                                                       10/31/91
CLASS III                      9.94%        18.63%         N/A         18.58%
S&P 500                        28.57%       24.05%         N/A         20.12%


GMO GROWTH FUND                                            FUND CODES
CURRENT BENCHMARK:                                 Ticker    Symbol      Cusip
                                                   ------    ------      -----
Russell 1000 Growth Index             Class III     GMOGX    Growth    362007 78 3
FUND INCEPTION DATE:  12/30/88


INVESTMENT OBJECTIVE: The GMO Growth Fund seeks long term growth of capital.

INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of at least 125 companies chosen from among the 600 companies with the largest equity capitalization and whose securities are listed on a United States national securities exchange. The Fund may also use derivatives and related instruments.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to:
(i) hedge equity exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities. The Fund will not use derivative instruments to expose on a net basis more than 100% of its assets to equity securities or markets.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to provide broad exposure to the large capitalization growth sector of the U.S. equity market. Using these principles, the Manager employs a bottom-up approach to select stocks based on strategies such as fair value, earnings and price momentum, cash flow and neglect (a measure of low analyst coverage and low price volatility). The Manager then uses a top-down approach to favor sectors that it believes represent the best long-term values within the U.S. stock market. The Manager then uses an optimization process to evaluate a stock's return forecast and how much risk it adds to the portfolio, and to weigh the risk of the entire portfolio relative to the Fund's benchmark. In addition, the Manager explicitly considers expected transaction costs in the portfolio optimization.

For a discussion of the principal risks of an investment in the Fund, see "Principal Risks" later in this section.

PERFORMANCE

The average annual total return figures reflect payment of maximum applicable purchase premiums; the annual return figures do not, and would be lower if they did. Past performance does not indicate future results.

                                  ANNUAL RETURN
                               (Class III Shares)


                               [GRAPHIC OMITTED]

1989      38.34%
1990       2.42%
1991      41.27%
1992       4.21%
1993       4.60%
1994       1.70%
1995      39.85%
1996      20.39%
1997      29.35%
1998      37.30%

Highest Quarter: 27.46% (4Q1998)            Lowest Quarter: -17.77% (3Q1990)
Year-to-Date (as of 3/31/99): 5.78%


GROWTH FUND
Periods Ending December 31, 1998

                                            Average Annual Return
                               ------------------------------------------------
                               1 YEAR       5 YEARS      10 YEARS      INCEPT.
-------------------------------------------------------------------------------
                                                                     12/30/88
CLASS III                      37.11%       24.86%        20.80%       20.80%
RUSSELL 1000 GROWTH INDEX      38.76%       25.70%        20.56%       20.55%

GMO SMALL CAP VALUE FUND                                FUND CODES
CURRENT BENCHMARK:                                  Ticker      Symbol       Cusip
                                                    ------      ------       -----
Russell 2500 Value Index           Class III         GMSVX     SmCapVal   362007 72 6
FUND INCEPTION DATE:  12/31/91

INVESTMENT OBJECTIVE: The GMO Small Cap Value Fund seeks long-term growth of capital.

INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies chosen from the Russell 2500 Index. The Fund may also use derivatives and related instruments.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to:
(i) hedge equity exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities. The Fund will not use derivative instruments to expose on a net basis more than 100% of its assets to equity securities or markets.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses quantitative investment principles to evaluate small capitalization stocks. Using these principles, the Manager employs a bottom-up approach to select stocks based on strategies such as fair value, price to sales ratio, price to book ratio and cash flow yield. Stocks that are inexpensive based on these strategies are ranked highly. The Manager then uses a top-down approach to favor sectors that it believes represent the best long-term values within the U.S. stock market. The Manager then selects stocks ranked highly in each of the four strategies, emphasizing stocks that appear attractive in more than one strategy and that are in undervalued sectors. The Manager then uses an optimization process to evaluate a stock's return forecast and how much risk it adds to the portfolio, and to weigh the risk of the entire portfolio relative to the Fund's benchmark. In addition, the Manager explicitly considers expected transaction costs in the portfolio optimization.

For a discussion of the principal risks of an investment in the Fund, see "Principal Risks" later in this section.

PERFORMANCE

The average annual total return figures reflect payment of maximum applicable purchase premiums and redemption fees; the annual return figures do not, and would be lower if they did. Past performance does not indicate future results.

                                  ANNUAL RETURN
                               (Class III Shares)

                               [GRAPHIC OMITTED]

1992      24.22%
1993      20.15%
1994       3.84%
1995      27.28%
1996      20.16%
1997      29.72%
1998       0.03%

Highest Quarter: 15.46% (2Q1997)            Lowest Quarter: -18.31% (3Q1998)
Year-to-Date (as of 3/31/99): -9.72%

SMALL CAP VALUE FUND
Periods Ending December 31, 1998


                                            Average Annual Return
                               ---------------------------------------------------
                               1 YEAR       5 YEARS      10 YEARS      INCEPT.
----------------------------------------------------------------------------------
                                                                        12/31/91
CLASS III                      -0.97%       15.32%         N/A          17.23%
GMO Russell 2500 Value Plus(1) -1.93%       15.16%         N/A          15.50%
Russell 2500 Value Index       -1.93%       15.35%         N/A          17.22%


(1) The GMO Russell 2500 Value Plus benchmark is comprised of the Russell 2500 Index from 12/31/91 to 12/31/96, and the Russell 2500 Value Index from 12/31/96 to the present.

GMO SMALL CAP GROWTH FUND                                    FUND CODES
CURRENT BENCHMARK:                                  Ticker      Symbol        Cusip
                                                    ------      ------        -----
Russell 2500 Growth Index          Class III         GMSGX     SmCapGr     362007 68 4
FUND INCEPTION DATE:  12/31/96



INVESTMENT OBJECTIVE: The GMO Small Cap Growth Fund seeks long-term growth of capital.

INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies chosen from the Russell 2500 Index. The Fund may also use derivatives and related instruments.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to:
(i) hedge equity exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities. The Fund will not use derivative instruments to expose on a net basis more than 100% of its assets to equity securities or markets.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses quantitative investment principles to evaluate small capitalization stocks. Using these principles, the Manager employs a bottom-up approach to select stocks based on strategies such as the trend in consensus analyst estimates, price momentum and an earnings surprise component. Stocks that demonstrate strong momentum based on these strategies are ranked highly. The Manager uses a top-down approach to favor sectors that it believes represent the best long-term values within the U.S. stock market. The Manager then selects stocks ranked highly in each of the three strategies, emphasizing stocks that appear attractive in more than one strategy and that are in undervalued sectors. The Manager then uses an optimization process to evaluate a stock's return forecast and how much risk it adds to the portfolio, and to weigh the risk of the entire portfolio relative to the Fund's benchmark.

For a discussion of the principal risks of an investment in the Fund, see "Principal Risks" later in this section.

PERFORMANCE

The average annual total return figures reflect payment of maximum applicable purchase premiums and redemption fees; the annual return figures do not, and would be lower if they did. Past performance does not indicate future results.

                                  ANNUAL RETURN
                               (Class III Shares)


                               [GRAPHIC OMITTED]

1997           24.69%
1998            5.79%


Highest Quarter: 22.45% (4Q1998)           Lowest Quarter: -22.08% (3Q1998)
Year-to-Date (as of 3/31/99): -5.67%

SMALL CAP GROWTH FUND
Periods Ending December 31, 1998

                                            Average Annual Return
                               ------------------------------------------------
                               1 YEAR       5 YEARS      10 YEARS      INCEPT.
-------------------------------------------------------------------------------
                                                                     12/31/96
CLASS III                      4.73%          N/A          N/A         14.28%
RUSSELL 2500 GROWTH INDEX      3.09%          N/A          N/A          8.77%

GMO REIT FUND                                         FUND CODES
CURRENT BENCHMARK:                                  Ticker    Symbol      Cusip
                                                    ------    ------      -----
Morgan Stanley REIT Index          Class III         GMORX     REIT     362007 62 7
FUND INCEPTION DATE:  5/31/96


INVESTMENT OBJECTIVE: The GMO REIT Fund seeks high total return through investment in or exposure to real estate investment trusts ("REITs"), which are managed vehicles that invest in real estate or real estate-related assets.

INVESTMENT UNIVERSE: The Fund invests primarily in equity REITs, which own real estate directly; mortgage REITs, which make construction, development or long-term mortgage loans; and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. The Fund may also use derivatives and related instruments.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivatives and related instruments to: (1) hedge equity exposure; (2) replace direct investing; and (3) implement shifts in investment exposure as a substitute for buying and selling securities. The Fund will not use derivative instruments to expose on a net basis more than 100% of its assets to equity securities or markets.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to evaluate REITs. Using these principles, the Manager employs a bottom-up approach to select REITs based on such factors as valuation, prospects for growth, quality of the balance sheet and management.

For a discussion of the principal risks of an investment in the Fund, see "Principal Risks" later in this section.

PERFORMANCE

The average annual return figures reflect payment of maximum applicable purchase premiums and redemption fees; the annual return figures do not, and would be lower if they did. Past performance does not indicate future results.

                                ANNUAL RETURN
                              (Class III Shares)


                               [GRAPHIC OMITTED]

1997           19.35%
1998          -24.36%


Highest Quarter:  11.52%  (3Q1997)            Lowest Quarter:  -16.27% (3Q1998)
Year to Date (as of 3/31/99):  -3.74%

REIT FUND
Periods Ending December 31, 1998

                                             Average Annual Return
                                    ---------------------------------------
                               1 YEAR       5 YEARS      10 YEARS      INCEPT.
------------------------------------------------------------------------------
                                                                      5/31/96
CLASS III                     -25.11%         N/A          N/A          5.37%
MORGAN STANLEY REIT INDEX     -16.90%         N/A          N/A         10.10%

INTERNATIONAL EQUITY FUNDS

      Some of the Funds described below invest all or a portion of their assets in securities traded in the securities markets of less developed countries, often referred to as "emerging markets." Emerging markets include the markets of developing countries in Asia, Latin America, Southern and Eastern Europe, the Middle East and Africa. The Evolving Countries Fund invests primarily in a certain type of emerging market securities referred to in this Prospectus as "evolving country securities." Evolving country securities are emerging market securities that, in the Manager's view, exhibit relatively greater liquidity than emerging market securities generally. The Emerging Markets Fund, Evolving Countries Fund and Asia Fund are sometimes collectively referred to in this Prospectus as the "Emerging Markets Funds" as each such Fund invests primarily in emerging market securities.

GMO INTERNATIONAL CORE FUND                                         FUND CODES
                                                   Ticker           Symbol        Cusip
                                                   ------           ------        -----
CURRENT BENCHMARK:                    Class II     GMICX           IntlCore     362007 20 5
MSCI EAFE                             Class III    GMOIX           IntlCore     362007 30 4
FUND INCEPTION DATE: 3/31/87          Class IV     GMCFX           IntlCore     362008 83 1

INVESTMENT OBJECTIVE: The International Core Fund seeks high total return through investment in equity securities of non-U.S. issuers.

INVESTMENT UNIVERSE: The Fund invests primarily in equity securities chosen from among the 3500 companies in developed markets that are listed in the MSCI Perspective publication, which includes issuers in the MSCI EAFE index, smaller companies and Canadian companies. The Fund may also use derivatives and related instruments.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund will generally not invest in securities of emerging markets issuers. The Fund may use exchange-traded and over-the-counter derivatives and related instruments to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to build an international equity portfolio. Using these principles, the Manager creates forecasted returns for countries, sectors, currencies and individual stocks. With respect to forecasted returns for countries, the Manager examines factors such as GDP trends, market sentiment and industrial competitiveness. For sectors, the Manager examines factors such as economic sensitivity, profitability and size. For currencies, the Manager examines factors such as export and producer price parity, balance of payments and interest rates. For securities, the Manager examines factors such as earnings, fair value, book value, price momentum, cash flow and neglect (a measure of low analyst coverage and low price volatility). The Manager uses an optimization process to weigh the trade-off between a stock's return forecast and how much risk it adds to the portfolio, the risk and forecasted return of all active currency positions and the risk of the entire portfolio relative to the Fund's benchmark. In addition, expected transaction costs are explicitly considered in the optimization process.

For a discussion of the principal risks of an investment in this Fund, see "Principal Risks" later in this section.

                                   PERFORMANCE

The average annual total return figures reflect payment of maximum applicable purchase premiums; the annual return figures do not, and would be lower if they did. Past performance does not indicate future results.

                                  ANNUAL RETURN
                               (Class III Shares)


                               [GRAPHIC OMITTED]

1989      22.61%
1990      -8.12%
1991      14.46%
1992      -1.15%
1993      39.96%
1994       4.14%
1995      10.32%
1996       9.55%
1997       0.92%
1998      13.60%


Highest Quarter: 16.70% (1Q1998)             Lowest Quarter: -15.92% (3Q1990)
Year to Date (as of 3/31/99): -1.50%

INTERNATIONAL CORE FUND
Periods Ending December 31, 1998

                                             Average Annual Return
                               -----------------------------------------------
                               1 YEAR       5 YEARS      10 YEARS      INCEPT.
------------------------------------------------------------------------------
                                                                      3/31/87
CLASS III                      12.92%        7.48%        9.85%        10.17%
GMO EAFE - LITE                19.98%        9.18%        5.54%         7.03%

                                                                      9/26/96
CLASS II                       12.80%         N/A          N/A          8.52%
GMO EAFE - LITE                19.98%         N/A          N/A         10.24%

                                                                       1/9/98
CLASS IV                        N/A           N/A          N/A         16.19%
GMO EAFE - LITE                 N/A           N/A          N/A         23.31%


GMO CURRENCY HEDGED INTERNATIONAL CORE FUND                 FUND CODES
CURRENT BENCHMARK:                                Ticker      Symbol          Cusip
                                                  ------      ------          -----
MSCI EAFE (Hedged)              Class III         GMOCX     CurHgIntCr     362007 58 5
FUND INCEPTION DATE:  6/30/95   Class IV          GMHFX     CurHgIntCr     362008 81 5

INVESTMENT OBJECTIVE: The Currency Hedged International Core Fund seeks high total return through investment in equity securities of non-U.S. issuers and through management of the Fund's foreign currency positions.

INVESTMENT UNIVERSE: The Fund invests primarily in equity securities chosen from among the 3500 companies in developed markets that are listed in the MSCI Perspective publication, which includes issuers in the MSCI EAFE index, smaller companies and Canadian companies. The Fund will also use derivatives and related instruments.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund will generally not invest in securities of emerging markets issuers. The Fund may use exchange-traded and over-the-counter derivatives and related instruments to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will generally attempt to take short positions on at least 70% of the foreign currency exposure represented by the securities in the benchmark back to the U.S. dollar. The Fund may also use derivatives to adjust its foreign currency exposure independently of its exposure to international equity markets. Consequently, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of the net assets of the Fund.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to build an international equity portfolio. Using these principles, the Manager creates forecasted returns for countries, sectors, currencies and individual stocks. With respect to forecasted returns for countries, the Manager examines factors such as GDP trends, market sentiment and industrial competitiveness. For sectors, the Manager examines factors such as economic sensitivity, profitability and size. For currencies, the Manager examines factors such as export and producer price parity, balance of payments and interest rates. For securities, the Manager examines factors such as earnings, fair value, book value, price momentum, cash flow and neglect (a measure of low analyst coverage and low price volatility). The Manager uses an optimization process to weigh the trade-off between a stock's return forecast and how much risk it adds to the portfolio, the risk and forecasted return of all active currency positions and the risk of the entire portfolio relative to the Fund's benchmark. In addition, expected transaction costs are explicitly considered in the optimization process.

For a discussion of the principal risks of an investment in this Fund, see "Principal Risks" later in this section.

                                   PERFORMANCE

The average annual total return figures reflect payment of maximum applicable purchase premiums; the annual return figures do not, and would be lower if they did. Past performance does not indicate future results.

                                  ANNUAL RETURN
                               (Class III Shares)

                               [GRAPHIC OMITTED]

1996      15.28%
1997      12.90%
1998      7.29%

Highest Quarter: 17.38% (1Q1998)              Lowest Quarter: -19.29% (3Q1998)
Year to Date (as of 3/31/99): 2.80%

CURRENCY HEDGED INTERNATIONAL CORE FUND
Periods Ending December 31, 1998

                                            Average Annual Return
                               ---------------------------------------------------
                               1 YEAR       5 YEARS      10 YEARS      INCEPT.
----------------------------------------------------------------------------------
                                                                      6/30/95
CLASS III                       6.64%         N/A          N/A         13.70%
GMO EAFE - Lite (Hedged)       15.69%         N/A          N/A         19.03%
MSCI EAFE                      19.98%         N/A          N/A         10.15%

                                                                       1/9/98
CLASS IV                        N/A           N/A          N/A          7.28%
GMO EAFE - Lite (Hedged)        N/A           N/A          N/A         18.96%
MSCI EAFE                       N/A           N/A          N/A         23.31%

                                                      FUND CODES
GMO FOREIGN FUND                               Ticker     Symbol       Cusip
                                               ------     ------       -----
CURRENT BENCHMARK:               Class II     GMFRX       Foreign    362007 56 9
MSCI EAFE                        Class III    GMOFX       Foreign    362007 55 1
FUND INCEPTION DATE:  6/28/96    Class IV     GMFFX       Foreign    362008 82 3

INVESTMENT OBJECTIVE: The Foreign Fund seeks high total return through investment in equity securities of non-U.S. issuers.

INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies chosen from companies listed outside the U.S., including any of the 4000 companies in developed and emerging markets listed in the MSCI database. The Fund may also use derivatives and related instruments.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund intends to be fully invested, and will not generally take temporary defensive position through investment in cash and high quality money market instruments. The Fund may also use exchange-traded and over-the-counter derivatives and related instruments to adjust its foreign currency exposure.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental analysis of issuers and country economics to build an international equity portfolio. The Manager evaluates stocks by examining value factors such as price to earnings, price to book, price to cash flow and yield. The Manager then focuses on the companies that rank attractively in these four categories and makes selections based on research including a review of the sector/industry, publicly available company information, fundamental analysis and discussions with company management.

For a discussion of the principal risks of an investment in this Fund, see "Principal Risks" later in this section.

                                   PERFORMANCE

Past performance does not indicate future results.

                                  ANNUAL RETURN
                               (Class III Shares)


                               [GRAPHIC OMITTED]

1989      27.27%
1990      -9.81%
1991      12.34%
1992      -4.61%
1993      41.16%
1994       6.52%
1995      13.85%
1996      14.31%
1997       6.86%
1998      13.95%


Highest Quarter: 16.90% (4Q1998)              Lowest Quarter: -18.90% (3Q1990)
Year to Date (as of 3/31/99): 0.32%

FOREIGN FUND
Periods Ending December 31, 1998

                                            Average Annual Return
                               -----------------------------------------------
                               1 YEAR       5 YEARS      10 YEARS      INCEPT.
------------------------------------------------------------------------------
                                                                      8/31/84
CLASS III                      13.95%       11.03%        11.35%       17.99%
MSCI EAFE                      19.98%        9.18%         5.54%       15.13%

                                                                      9/30/96
CLASS II                       13.92%         N/A          N/A         12.39%
MSCI EAFE                      19.98%         N/A          N/A         10.04%

                                                                       1/9/98
CLASS IV                        N/A           N/A          N/A         16.61%
MSCI EAFE                       N/A           N/A          N/A         23.31%


GMO INTERNATIONAL SMALL COMPANIES FUND                       FUND CODES
CURRENT BENCHMARK:                                    Ticker    Symbol      Cusip
                                                      ------    ------      -----
MSCI EAFE                             Class III        GMISX   IntSmCos    362007 52 8
FUND INCEPTION DATE:  10/14/91

INVESTMENT OBJECTIVE: The International Small Companies Fund seeks high total return through investment in equity securities of non-U.S. issuers.

INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies chosen from among the 3500 companies in developed markets, including issuers in the MSCI EAFE index, smaller companies and Canadian companies, and that are among the smallest 50% in terms of market capitalization for each country. The Fund may also use derivatives and related instruments.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund will generally not invest in securities of emerging markets issuers. The Fund may use exchange-traded and over-the-counter derivatives and related instruments to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to build an international equity portfolio. Using these principles, the Manager creates forecasted returns for countries, sectors, currencies and individual stocks. With respect to forecasted returns for countries, the Manager examines factors such as GDP trends, market sentiment and industrial competitiveness. For sectors, the Manager examines factors such as economic sensitivity, profitability and size. For currencies, the Manager examines factors such as export and producer price parity, balance of payments and interest rates. For securities, the Manager examines factors such as earnings, fair value, book value, price momentum, cash flow and neglect (a measure of low analyst coverage and low price volatility). The Manager uses an optimization process to weigh the trade-off between a stock's return forecast and how much risk it adds to the portfolio, the risk and forecasted return of all active currency positions and the risk of the entire portfolio relative to the Fund's benchmark. In addition, expected transaction costs are explicitly considered in the optimization process.

For a discussion of the principal risks of an investment in this Fund, see "Principal Risks" later in this section.

                                   PERFORMANCE

The average annual total return figures reflect payment of maximum applicable purchase premiums and redemption fees; the annual return figures do not, and would be lower if they did. Past performance does not indicate future results.

                                ANNUAL RETURN
                              (Class III Shares)


                               [GRAPHIC OMITTED]

1992      -7.39%
1993      54.97%
1994       4.74%
1995       4.91%
1996       9.84%
1997      -3.54%
1998       8.50%

Highest Quarter: 17.13% (1Q1998)             Lowest Quarter: -14.71% (3Q1998)
Year to Date (as of 3/31/99): -0.44%

INTERNATIONAL SMALL COMPANIES FUND
Periods Ending December 31, 1998

                                            Average Annual Return
                               -----------------------------------------------
                               1 YEAR       5 YEARS      10 YEARS      INCEPT.
------------------------------------------------------------------------------
                                                                     10/14/91
CLASS III                      6.77%         4.45%         N/A          7.58%
SALOMON EMI WORLD EX-US        12.15%        4.46%         N/A          4.53%


GMO JAPAN FUND                                            FUND CODES
CURRENT BENCHMARK:                              Ticker      Symbol       Cusip
                                                ------      ------       -----
MSCI Japan Index                   Class III     GMOJX      Japan     362007 48 6
FUND INCEPTION DATE:  6/8/90

INVESTMENT OBJECTIVE: The Japan Fund seeks high total return through investment in equity securities of Japanese companies.

INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies chosen from the MSCI Japan universe. The Fund may also use derivatives and related instruments.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund will generally not invest in securities of emerging markets issuers. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to provide Japanese equity exposure. Using these principles, the Manager employs a bottom-up approach to select stocks based on several proprietary valuation strategies such as earnings and price momentum and measures of neglect (a measure of low analyst coverage and low price volatility). The Manager uses a top-down approach to favor sectors that it believes represent the best long-term values within the Japanese market. The Manager then uses an optimization process to weigh the trade-off of a stock's return forecast and how much risk it adds to the portfolio, and to weigh the risk of the entire portfolio relative to the Fund's benchmark. In addition, expected transaction costs are explicitly considered in the optimization process.

For a discussion of the principal risks of an investment in this Fund, see "Principal Risks" later in this section.

                                   PERFORMANCE

The average annual total return figures reflect payment of maximum applicable purchase premiums and redemption fees; the annual return figures do not, and would be lower if they did. Past performance does not indicate future results.

                                ANNUAL RETURN
                              (Class III Shares)


                               [GRAPHIC OMITTED]

1991        4.99%
1992      -13.99%
1993       26.55%
1994       25.82%
1995       -3.85%
1996      -12.80%
1997      -23.44%
1998       12.11%

Highest Quarter: 26.32% (4Q1998)             Lowest Quarter: -20.28% (4Q1997)
Year to Date (as of 3/31/99): 7.87%

JAPAN FUND
Periods Ending December 31, 1998

                                             AVERAGE ANNUAL RETURN
                               -----------------------------------------------
                               1 YEAR       5 YEARS      10 YEARS      INCEPT.
-------------------------------------------------------------------------------
                                                                       6/8/90
CLASS III                      10.98%       -2.16%         N/A         -2.00%
MSCI JAPAN INDEX               5.03%        -3.69%         N/A         -3.48%

GMO EMERGING MARKETS FUND                                    FUND CODES
CURRENT BENCHMARK:                                Ticker       Symbol         Cusip
                                                  ------       ------         -----
IFC Investable                     Class III      GMOEX       EmergMkt      362007 60 1
FUND INCEPTION DATE:  12/9/93      Class IV       GMEFX       EmergMkt      362008 79 9

INVESTMENT OBJECTIVE: The Emerging Markets Fund seeks high total return through investment in equity securities traded in the securities markets of developing countries in Asia, Latin America, the Middle East, Africa and Europe ("Emerging Markets").

INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies that make up the IFC and MSCI emerging markets databases, and that are deemed to be emerging or frontier markets by the World Bank. The Fund may also use derivatives and related instruments.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Manager has appointed Dancing Elephant, Ltd. to serve as Consultant to the Fund. The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivatives and related instruments where available to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to build a value-biased emerging market equity portfolio. Using these principles, the Consultant creates forecasted returns for countries, securities and sectors. With respect to forecasted returns for countries, the Consultant examines factors such as price to earnings ratios, market momentum, GDP trends, market conditions, long-term trends and paradigm shifts, and values currencies based on real effective exchange rates. For securities, the Consultant examines factors such as fair value, earnings and price momentum, price to cash flow and measures of neglect (a measure of low analyst coverage and low price volatility). For sectors, the Consultant examines factors similar to those used for securities, and also evaluates economic sensitivity and industrial trends. The Consultant also monitors the economic and political conditions in these markets and adjusts its strategies as markets develop or encounter setbacks. The Consultant then uses an optimization process to weigh the trade-off among a stock's return forecast, how much risk it adds relative to the Fund's benchmark and transaction costs.

For a discussion of the principal risks of an investment in this Fund, see "Principal Risks" later in this section.

                                   PERFORMANCE

The average annual total return figures reflect payment of maximum applicable purchase premiums and redemption fees; the annual return figures do not, and would be lower if they did. Past performance does not indicate future results.

                                ANNUAL RETURN
                              (Class III Shares)


                               [GRAPHIC OMITTED]

1994        6.29%
1995      -12.57%
1996       11.64%
1997       -0.10%
1998      -28.88%

Highest Quarter: 26.32% (4Q1998)              Lowest Quarter: -20.28% (4Q1997)
Year to Date (as of 3/31/99): 7.87%

EMERGING MARKETS FUND
Periods Ending December 31, 1998

                                            AVERAGE ANNUAL RETURN
                               ---------------------------------------------------
                               1 YEAR       5 YEARS      10 YEARS      INCEPT.
----------------------------------------------------------------------------------
                                                                      12/9/93
CLASS III                     -30.30%       -6.30%         N/A         -4.42%
IFC INVESTABLE                -22.02%       -10.13%        N/A         -8.10%

                                                                       1/9/98
CLASS IV                        N/A           N/A          N/A         -22.87%
IFC INVESTABLE                  N/A           N/A          N/A         -13.08%

GMO EVOLVING COUNTRIES FUND                            FUND CODES
CURRENT BENCHMARK:                             Ticker     Symbol         Cusip
                                               ------     ------         -----
IFC Investable                    Class III    GMCEX     EvolvCntr    362008 85 6
FUND INCEPTION DATE:  8/29/97

INVESTMENT OBJECTIVE: The Evolving Countries Fund seeks high total return through investment in equity securities traded in the securities markets of developing countries in Asia, Latin America, the Middle East, Africa and Europe ("Emerging Markets").

INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies that make up the IFC and MSCI emerging markets databases, and that are deemed to be emerging or frontier markets by the World Bank. The Fund may also use derivatives and related instruments.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Manager has appointed Dancing Elephant, Ltd. to serve as Consultant to the Fund. The Fund attempts to achieve its objective by focusing its investments in evolving country securities that exhibit relatively greater liquidity than emerging market securities generally. The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivatives and related instruments where available to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to build a value-biased, relatively liquid and earnings momentum-biased emerging market equity portfolio. Using these principles, the Consultant creates forecasted returns for countries, securities and sectors. With respect to forecasted returns for countries, the Manager examines factors such as price to earnings ratios, market momentum, GDP trends, market conditions, long-term trends and paradigm shifts, and values currencies based on real effective exchange rates. For securities, the Consultant examines factors such as fair value, earnings and price momentum, price to cash flow and measures of neglect (a measure of low analyst coverage and low price volatility). For sectors, the Consultant examines factors similar to those used for securities, and also evaluates economic sensitivity and industrial trends. The Consultant also monitors the economic and political conditions in these markets and adjusts its strategies as markets develop or encounter setbacks. The Consultant then uses an optimization process to weigh the trade-off among a stock's return forecast, how much risk it adds relative to the Fund's benchmark and transaction costs.

For a discussion of the principal risks of an investment in this Fund, see "Principal Risks" later in this section.

                                   PERFORMANCE

The average annual total return figures reflect payment of maximum applicable purchase premiums and redemption fees; the annual return figures do not, and would be lower if they did. Past performance does not indicate future results.

                                  ANNUAL RETURN
                               (Class III Shares)


                               [GRAPHIC OMITTED]

1998      -24.03%

Highest Quarter: 24.13% (4Q1998)              Lowest Quarter: -28.87% (2Q1998)
Year to Date (as of 3/31/99): 7.64%

EVOLVING COUNTRIES FUND
Periods Ending December 31, 1998

                                           AVERAGE ANNUAL RETURN
                                ----------------------------------------------
                               1 YEAR       5 YEARS      10 YEARS      INCEPT.
-------------------------------------------------------------------------------
                                                                       8/29/97
CLASS III                     -25.55%         N/A          N/A         -31.25%
IFC INVESTABLE                -22.02%         N/A          N/A         -27.52%

GMO ASIA FUND
CURRENT BENCHMARK:                                    FUND CODES
GMO Asia Index                                  Ticker    Symbol      Cusip
                                                ------    ------      -----
FUND INCEPTION DATE:  2/18/98      Class III    GMASX      Asia    362008 75 7

INVESTMENT OBJECTIVE: The Asia Fund seeks high total return through investment in equity securities traded in the Asian securities markets.

INVESTMENT UNIVERSE: The Fund invests primarily in equity securities of companies traded in Asian countries other than Japan. The Fund may also use derivatives and related instruments.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Manager has appointed Dancing Elephant, Ltd. to serve as Consultant to the Fund. The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to provide Asian equity exposure. Using these principles, the Consultant creates forecasted returns for countries, securities and sectors. With respect to forecasted returns for countries, the Manager examines factors such as price to earnings ratios, market momentum, GDP trends, market conditions, long-term trends and paradigm shifts. For securities, the Consultant examines factors such as fair value, earnings and price momentum, price to cash flow and measures of neglect (a measure of low analyst coverage and low price volatility). For sectors, the Consultant examines factors similar to those used for securities, and also evaluates economic sensitivity and industrial trends. The Consultant also monitors the economic and political conditions in these markets and adjusts its strategies as markets develop or encounter setbacks. The Consultant then uses an optimization process to weigh the trade-off among a stock's return forecast, how much risk it adds relative to the Fund's benchmark and transaction costs.

For a discussion of the principal risks of an investment in this Fund, see "Principal Risks" later in this section.

GMO GLOBAL PROPERTIES FUND                                  FUND CODES
CURRENT BENCHMARK:                                 Ticker     Symbol      Cusip
------------------                                 ------     ------      -----
Salomon BMI World Property            Class III    GMGPX         ?      362008 30 2
FUND INCEPTION DATE:  12/20/96

INVESTMENT OBJECTIVE: The Global Properties Fund seeks high total return through investment in securities of issuers throughout the world which are engaged in or related to the real estate industry or which own significant real estate assets ("real estate companies").

INVESTMENT UNIVERSE: The Fund will invest its assets primarily in the equity securities of publicly-traded real estate companies with market capitalizations exceeding $30 million. The Fund will typically make investments in approximately 30 countries. The Fund may also use derivatives and related instruments to adjust its foreign currency exposure.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund invests primarily in the equity securities of companies that have at least 50% of their assets, gross income or net profits attributable to ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services that are related to the real estate industry. The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental principles to provide exposure to global real estate companies. The Manager uses a four step process to build the portfolio. First, the Manager analyzes country macroeconomic trends and evaluates currency exchange risks. Second, the Manager analyzes local property markets, examining such factors as supply and demand, rental rate and capital value trends, all segmented by property types. Third, the Manager values individual stocks based on current price to a target value adjusted for return volatility, composition and cost of capital, property quality, management quality and earnings growth. Finally, the Manager selects stocks, assuming holding periods ranging from 12 to 36 months. The portfolio is constructed by first deciding country allocations, then currency hedges, property type preferences and finally stock selection.

For a discussion of the principal risks of an investment in this Fund, see "Principal Risks" later in this section.

                                   PERFORMANCE

The average annual total return figures reflect payment of maximum applicable purchase premiums and redemption fees; the annual return figures do not, and would be lower if they did. Past performance does not indicate future results.

                                  ANNUAL RETURN
                               (Class III Shares)


                               [GRAPHIC OMITTED]

1997       1.81%
1998      -9.34%

Highest Quarter: 6.50% (3Q1997)               Lowest Quarter: -10.99% (3Q1998)
Year to Date (as of 3/31/99): -4.29%

GLOBAL PROPERTIES FUND
Periods Ending December 31, 1998

                                           AVERAGE ANNUAL RETURN
                            ------------------------------------------------------
                               1 YEAR       5 YEARS      10 YEARS      INCEPT.
----------------------------------------------------------------------------------
                                                                      12/20/96
CLASS III                     -10.16%         N/A          N/A          -3.97%
SALOMON BMI WORLD             -13.24%         N/A          N/A         -10.45%
  PROPERTY INDEX


GMO GLOBAL HEDGED EQUITY FUND                                          FUND CODES
CURRENT BENCHMARK:                                            Ticker      Symbol       Cusip
                                                              ------      ------       -----
Salomon Smith Barney 3 Month T-Bill Index      Class III        N/A         N/A     362007 44 5
FUND INCEPTION DATE:  7/29/94

INVESTMENT OBJECTIVE: The GMO Global Hedged Equity Fund seeks high total return consistent with minimal exposure to general equity market risk.

INVESTMENT UNIVERSE: The Fund invests primarily in shares of the GMO U.S. Equity Funds and GMO International Equity Funds (including the GMO Emerging Markets Funds) (the "underlying Funds"), or directly in equity securities of the type invested in by these Funds. The Fund may also use derivatives and related instruments, including the equity hedging investments described below.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund invests primarily in a combination of (i) global equity securities, generally held through the underlying Funds; (ii) derivative instruments intended to hedge the value of the Fund's equity positions against general movements in the relevant equity market(s), including hedges against changes in the value of the foreign currencies represented in the Fund's non-U.S. positions used to hedge general equity market risk relative to the U.S. dollar; and (iii) long interest rate futures contracts intended to extend the duration of the Fund. The Fund will make substantial use of exchange-traded and over-the-counter derivatives and related instruments.

Investors should understand that, as opposed to conventional equity portfolios, to the extent that the Fund's hedging positions are effective, the performance of the Fund is not expected to correlate with the movements of equity markets generally. Rather, the Fund will perform more like a short-term fixed income instrument adjusted by the difference in performance between the Fund's equity positions and the relevant markets/ plus or minus the Manager's outperformance or underperformance of equity markets generally.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund will implement its strategy globally with a combination of U.S. equities and international equities. For the U.S. equity portion of the portfolio, the Fund will invest in a U.S. equity strategy that will be hedged using exchange-traded S&P 500 futures contracts. For the international equity portion of the portfolio, the Fund will invest in an international strategy that will be hedged using foreign exchange-traded futures contracts and swap contracts in which the Fund is obligated to pay the return of foreign markets in return for a U.S. dollar-based interest rate.

For a discussion of the principal risks of an investment in this Fund (and indirectly, each underlying Fund), see "Principal Risks" later in this section.

                                   PERFORMANCE

The average annual total return figures reflect payment of maximum applicable purchase premiums and redemption fees; the annual return figures do not, and would be lower if they did. Past performance does not indicate future results.

                                ANNUAL RETURN
                              (Class III Shares)


                               [GRAPHIC OMITTED]

1995       8.04%
1996       4.09%
1997      -1.60%
1998      -7.08%

Highest Quarter: 3.28% (2Q1995)                 Lowest Quarter: -4.10% (2Q1998)
Year to Date (as of 3/31/99): -1.42%

GLOBAL HEDGED EQUITY FUND
Periods Ending December 31, 1998

                                           AVERAGE ANNUAL RETURN
                              -------------------------------------------------
                               1 YEAR       5 YEARS      10 YEARS      INCEPT.
-------------------------------------------------------------------------------
                                                                      7/29/94
CLASS III                     -8.72%          N/A          N/A          0.32%
SALOMON SMITH BARNEY 3         5.04%          N/A          N/A          5.28%
MONTH T-BILL INDEX

FIXED INCOME FUNDS

      The Funds in this category invest to a substantial extent in fixed income securities. These are obligations of the issuer to make payments of principal and/or interest on future dates, and include bonds, notes and asset backed securities. For these purposes, a bond refers to any fixed income obligation with an original maturity of two years or more, but the Manager may also create "synthetic" bonds by combining a futures contract or option on a fixed income security with cash, a cash equivalent or another fixed income security. If the issuer or guarantor of a fixed income security is a foreign government or an agency or political subdivision, the obligation is often referred to as sovereign debt. The Manager will employ a variety of techniques to adjust the sensitivity of a Fund's value to changes in interest rates. This sensitivity is often measured by, and correlates strongly to, the portfolio's duration. The duration of a fixed income security is the weighted average maturity, expressed in years, of the present value of all future cash flows, including interest payments and principal repayments. The Emerging Countries referred to below include less developed countries in Asia, Latin America, the Middle East, Africa and Europe.

GMO DOMESTIC BOND FUND                                           FUND CODES
CURRENT BENCHMARK:                                      Ticker     Symbol       Cusip
                                                        ------     ------       -----
Lehman Brothers Government Bond Index     Class III      GMOBX     DomestBd    362007 41 1
FUND INCEPTION DATE: 8/18/94


INVESTMENT OBJECTIVE: The GMO Domestic Bond Fund seeks high total return through investment in U.S. investment grade securities.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund invests primarily in U.S. government securities, including asset-backed securities issued by U.S. government agencies, but may also invest in other U.S. dollar denominated fixed income investments, including investment-grade bonds, convertible bonds and asset-backed securities of private issuers. The Fund may expose a portion of its assets to foreign credit, and may invest some of its assets in lower-rated securities. The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs fundamental research techniques to identify bonds which have high relative yield spreads and which the Manager believes are undervalued. The Manager also considers issue-specific risk in the selection process. The Manager employs competitive trading practices to help ensure that the Fund receives the best available prices and monitors credit risk in the portfolio. The Fund's portfolio will generally have a duration of four (4) to six (6) years.

For a discussion of the principal risks of an investment in this Fund, see "Principal Risks" later in this section.

                                   PERFORMANCE

Past performance does not indicate future results.

                                  ANNUAL RETURN
                               (Class III Shares)


                               [GRAPHIC OMITTED]

1995           18.57%
1996            3.04%
1997            9.96%
1998            8.05%


Highest Quarter: 6.35% (2Q1995)                 Lowest Quarter: -2.37% (1Q1996)
Year-to-Date (as of 3/31/99): -1.63%


DOMESTIC BOND FUND
Periods Ending December 31, 1998

                                             AVERAGE ANNUAL RETURN
                               ---------------------------------------------------
                               1 YEAR       5 YEARS      10 YEARS      INCEPT.
----------------------------------------------------------------------------------
                                                                      8/18/94
CLASS III                      8.05%          N/A          N/A          8.74%
LEHMAN BROTHERS
 GOVERNMENT BOND INDEX         9.85%          N/A          N/A          9.02%

GMO U.S. BOND/GLOBAL ALPHA A FUND                                FUND CODES
CURRENT BENCHMARK:                                    Ticker      Symbol           Cusip
                                                      ------      ------           -----
Lehman Brothers Aggregate Bond Index     Class III    GUGAX       USBdAlfaA      362007 60 9
FUND INCEPTION DATE:  4/30/97

INVESTMENT OBJECTIVE: The GMO U.S. Bond/Global Alpha A Fund seeks high total return relative to its performance benchmark through investment in U.S. investment grade securities. The Fund achieves exposure to international bond and currency markets by investing in a combination of foreign bond and currency derivatives, effectively adding to or subtracting from the U.S. bond return the performance of the Fund's international bond and currency investments.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund invests primarily in U.S. government securities, including asset-backed securities issued by U.S. government agencies, but may also invest in other U.S. dollar denominated fixed income investments, including investment-grade bonds, convertible bonds and asset-backed securities of private issuers. The Fund may expose a portion of its assets to lower rated securities, which may include the sovereign debt of Emerging Countries. The Fund will generally attempt to hedge at least 75% of its foreign currency exposure back to the U.S. dollar, and may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy.

The Fund's return will depend primarily on 1) the performance of U.S. bond markets, 2) the Manager's success at outperforming the U.S. bond market, and 3) the Manager's success in selecting global bond and currency markets to over- and underweight. A portion of the Fund's net assets may be invested in or exposed to foreign bonds, bond markets and foreign currencies on an unhedged basis. The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing for no netting of positions) may exceed 100% of the value of the Fund for both bonds and currencies, which are generally considered separately.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs fundamental research techniques in quantitative applications to transfer valuation inefficiencies from the international bond and currency markets to a core U.S. bond portfolio. The core portfolio seeks to match the duration of, and produce returns similar to, the Fund's benchmark. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets.

For a discussion of the principal risks of an investment in this Fund, see "Principal Risks" later in this section.

                                   PERFORMANCE

The average annual total return figures reflect payment of maximum applicable purchase premiums; the annual return figures do not, and would be lower if they did. Past performance does not indicate future results.

                                  ANNUAL RETURN
                               (Class III Shares)


                               [GRAPHIC OMITTED]

1998      3.87%



Highest Quarter: 1.15% (3Q1998)                 Lowest Quarter: -0.13% (4Q1998)
Year-to-Date (as of 3/31/99): -2.37%

U.S. BOND/GLOBAL ALPHA A FUND
Periods Ending December 31, 1998

                                           AVERAGE ANNUAL RETURN
                               ----------------------------------------------
                               1 YEAR       5 YEARS      10 YEARS      INCEPT.
----------------------------------------------------------------------------------
                                                                       4/30/97
CLASS III                      3.72%          N/A          N/A           9.35%
LEHMAN BROTHERS AGGREGATE      8.63%          N/A          N/A          10.42%
  BOND INDEX


GMO U.S. BOND/GLOBAL ALPHA B FUND                                FUND CODES
CURRENT BENCHMARK:                                      Ticker        Symbol           Cusip
                                                        ------        ------           -----
Lehman Brothers Aggregate Bond Index       Class III    GUGBX        USBdAlphaB      362008 88 0
FUND INCEPTION DATE:  7/29/97

INVESTMENT OBJECTIVE: The GMO U.S. Bond/Global Alpha B Fund seeks high total return relative to its performance benchmark through investment in U.S. investment grade securities. The Fund achieves exposure to international bond and currency markets by investing in a combination of foreign bond and currency derivatives, effectively adding to or subtracting from the U.S. bond return the performance of the Fund's international bond and currency investments.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund invests primarily in U.S. government securities, including asset-backed securities issued by U.S. government agencies, but may also invest in other U.S. dollar denominated fixed income investments, including investment-grade bonds, convertible bonds and asset-backed securities of private issuers. The Fund may expose a portion of its assets to lower rated securities. The Fund will generally attempt to hedge at least 75% of its foreign currency exposure back to the U.S. dollar, and may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy.

The Fund's return will depend primarily on 1) the performance of U.S. bond markets, 2) the Manager's success at outperforming the U.S. bond market, and 3) the Manager's success in selecting global bond and currency markets to over- and underweight. A portion of the Fund's net assets may be invested in or exposed to foreign bonds, bond markets and foreign currencies on an unhedged basis. The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing for no netting of positions) may exceed 100% of the value of the Fund for both bonds and currencies, which are generally considered separately.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs fundamental research techniques in quantitative applications to transfer valuation inefficiencies from the international bond and currency markets to a core U.S. bond portfolio. The core portfolio seeks to match the duration of, and produce returns similar to, the Fund's benchmark. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets.

For a discussion of the principal risks of an investment in this Fund, see "Principal Risks" later in this section.

                                   PERFORMANCE

The average annual total return figures reflect payment of maximum applicable purchase premiums; the annual return figures do not, and would be lower if they did. Past performance does not indicate future results.

                                  ANNUAL RETURN
                               (Class III Shares)


                               [GRAPHIC OMITTED]

1998      7.00%


Highest Quarter: 3.91% (3Q1998)                 Lowest Quarter: -0.41% (4Q1998)
Year-to-Date (as of 3/31/99): -1.77%

U.S. BOND/GLOBAL ALPHA B FUND
Periods Ending December 31, 1998

                                           AVERAGE ANNUAL RETURN
                               ----------------------------------------------
                               1 YEAR       5 YEARS      10 YEARS      INCEPT.
-------------------------------------------------------------------------------
                                                                       7/29/97
CLASS III                      6.84%          N/A          N/A          6.88%
LEHMAN BROTHERS AGGREGATE      8.63%          N/A          N/A          8.89%
  BOND INDEX

GMO INTERNATIONAL BOND FUND                           FUND CODES
CURRENT BENCHMARK:                                Ticker    Symbol         Cusip
J. P. Morgan Non-U.S. Government     Class III    GMIBX    IntlBond     362007 37 9
Bond Index
FUND INCEPTION DATE:  12/22/93

INVESTMENT OBJECTIVE: The GMO International Bond Fund seeks high total return through investment in foreign bond and currency markets.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund invests primarily in investment-grade bonds denominated in various currencies (including U.S. dollars and multi-currency units), including asset-backed securities issued by foreign governments, U.S. government agencies and private issuers. By coupling such investments with various exchange-traded and over-the-counter bond and currency derivative instruments, the Fund seeks to obtain the return of those primarily investment-grade international bonds, bond markets and currencies selected by the Manager. The Fund may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may invest a portion of its net assets in lower-rated securities, which may include sovereign debt of Emerging Countries. The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing for no netting of positions) may exceed 100% of the value of the Fund for both bonds and currencies, which are generally considered separately.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs fundamental research techniques in quantitative applications to measure the value of the bond and currency markets. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets.

For a discussion of the principal risks of an investment in this Fund, see "Principal Risks" later in this section.

                                   PERFORMANCE

The average annual total return figures reflect payment of maximum applicable purchase premiums; the annual return figures do not, and would be lower if they did. Past performance does not indicate future results.

                                  ANNUAL RETURN
                               (Class III Shares)


                               [GRAPHIC OMITTED]

1994       5.16%
1995      27.31%
1996      16.66%
1997       0.88%
1998      10.79%

Highest Quarter: 10.53% (1Q1995)               Lowest Quarter: -5.08% (1Q1997)
Year-to-Date (as of 3/31/99): -5.78%

INTERNATIONAL BOND FUND
Periods Ending December 31, 1998

                                            AVERAGE ANNUAL RETURN
                               ------------------------------------------------
                               1 YEAR       5 YEARS      10 YEARS      INCEPT.
-------------------------------------------------------------------------------
                                                                     12/22/93
CLASS III                      10.62%       11.75%         N/A         11.46%
J.P. MORGAN NON-U.S.           18.28%        8.76%         N/A          8.50%
  GOVERNMENT BOND INDEX

GMO CURRENCY HEDGED INTERNATIONAL                          FUND CODES
BOND FUND                                          Ticker     Symbol        Cusip
                                                   ------     ------        -----
CURRENT BENCHMARK:                    Class III    GMIBX    CurHgIntBd    362007 34 6
J. P. Morgan Non-U. S. Government
Bond Index (Hedged)
FUND INCEPTION DATE:  9/30/94

INVESTMENT OBJECTIVE: GMO Currency Hedged International Bond Fund seeks high total return through investment in foreign bond and currency markets.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund invests primarily in investment-grade bonds denominated in various currencies (including U.S. dollars and multi-currency units), including asset-backed securities issued by foreign governments, U.S. government agencies and private issuers. By coupling such investments with various exchange-traded and over-the-counter bond and currency derivative instruments, the Fund seeks to obtain the return of those primarily investment-grade international bonds, bond markets and currencies selected by the Manager. The Fund will retain no more than 25% of its net currency exposure in the U.S. dollar (allowing for netting of long and short currency positions), and may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may invest a portion of its net assets in lower-rated securities, which may include sovereign debt of Emerging Countries. The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing for no netting of positions) may exceed 100% of the value of the Fund for both bonds and currencies, which are generally considered separately.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs fundamental research techniques in quantitative applications to measure the value of the bond and currency markets. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets. The Manager will make extensive use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement the Fund's strategy.

For a discussion of the principal risks of an investment in this Fund, see "Principal Risks" later in this section.

                                   PERFORMANCE

The average annual total return figures reflect payment of maximum applicable purchase premiums; the annual return figures do not, and would be lower if they did. Past performance does not indicate future results.

                                  ANNUAL RETURN
                               (Class III Shares)

Highest Quarter: 8.50% (2Q1995)                  Lowest Quarter: 0.01% (4Q1998)
Year-to-Date (as of 3/31/99): 1.04%

CURRENCY HEDGED INTERNATIONAL BOND FUND
Periods Ending December 31, 1998

                                            AVERAGE ANNUAL RETURN
                              -------------------------------------------------
                               1 YEAR       5 YEARS      10 YEARS      INCEPT.
-------------------------------------------------------------------------------
                                                                      9/30/94
CLASS III                      5.52%          N/A          N/A         16.69%
J.P. MORGAN NON-U.S.           12.14%         N/A          N/A         13.08%
  GOVERNMENT BOND INDEX (Hedged)


GMO GLOBAL BOND FUND                                     FUND CODES
CURRENT BENCHMARK:                                Ticker    Symbol       Cusip
                                                  ------    ------       -----
J. P. Morgan Global Government        Class III    GMGBX   GlobalBd    362007 31 2
Bond Index
FUND INCEPTION DATE:  12/28/95

INVESTMENT OBJECTIVE: The GMO Global Bond Fund seeks high total return through investment in global bond and currency markets.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund invests primarily in investment-grade bonds denominated in various currencies (including U.S. dollars and multi-currency units), including asset-backed securities issued by foreign governments, U.S. government agencies and private issuers. By coupling such investments with various exchange-traded and over-the-counter bond and currency derivative instruments, the Fund seeks to obtain the return of those primarily investment-grade international bonds, bond markets and currencies selected by the Manager. The Fund may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may invest a portion of its net assets in lower-rated securities, which may include sovereign debt of Emerging Countries. The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing for no netting of positions) may exceed 100% of the value of the Fund for both bonds and currencies, which are generally considered separately.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs fundamental research techniques in quantitative applications to measure the value of the bond and currency markets. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets.

For a discussion of the principal risks of an investment in this Fund, see "Principal Risks" later in this section.

                                   PERFORMANCE

The average annual total return figures reflect payment of maximum applicable purchase premiums; the annual return figures do not, and would be lower if they did. Past performance does not indicate future results.

                                ANNUAL RETURN
                              (Class III Shares)


                               [GRAPHIC OMITTED]

1996      13.07%
1997       6.36%
1998      10.25%

Highest Quarter: 5.18% (3Q1998)                 Lowest Quarter: -3.28% (1Q1997)
Year-to-Date (as of 3/31/99): -4.98%

Global Bond Fund
Periods Ending December 31, 1998

                                            AVERAGE ANNUAL RETURN
                               ---------------------------------------------------
                               1 YEAR       5 YEARS      10 YEARS      INCEPT.
----------------------------------------------------------------------------------
                                                                     12/28/95
CLASS III                      10.09%         N/A          N/A          9.77%
J.P. MORGAN GLOBAL             15.31%         N/A          N/A          6.86%
  GOVERNMENT BOND INDEX

GMO EMERGING COUNTRY DEBT FUND                              FUND CODES
CURRENT BENCHMARK:                                  Ticker     Symbol        Cusip
                                                    ------     ------        -----
J.P. Morgan Emerging Markets          Class III     GMCDX      EmgCntrDt    362007 27 0
Bond Index +                          Class IV      GMDFX      EmgCntrDt    362008 78 1
FUND INCEPTION DATE:  4/19/94


INVESTMENT OBJECTIVE: The Emerging Country Debt Fund seeks to earn high total return through investment in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa and Europe ("Emerging Countries").

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund invests primarily in sovereign debt of Emerging Countries. The Fund will generally have at least 50% of its assets denominated in, or hedged into, U.S. dollars. The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy, and may seek to provide some protection against defaults of sovereign issuers in certain countries through the use of certain derivative instruments.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs a "bottom-up" approach to examining Emerging Country debt issues, and uses quantitative applications to take advantage of valuation inefficiencies in Emerging Country debt markets. In addition to considerations relating to investment restrictions and tax barriers, allocation of the Fund's investments among selected Emerging Countries will be based on certain other relevant factors including specific security valuations, as well as the outlook for economic growth, currency exchange rates, interest rates and political factors.

For a discussion of the principal risks of an investment in this Fund, see "Principal Risks" later in this section.

                                   PERFORMANCE

The average annual total return figures reflect payment of maximum applicable purchase premiums and redemption fees; the annual return figures do not, and would be lower if they did. Past performance does not indicate future results.

                                  ANNUAL RETURN
                               (Class III Shares)

                               [GRAPHIC OMITTED]

1995       45.10%
1996       65.71%
1997       31.01%
1998      -30.53%

Highest Quarter: 26.17% (2Q1995)               Lowest Quarter: -34.91% (3Q1998)
Year-to-Date (as of 3/31/99): 4.29%

EMERGING COUNTRY DEBT FUND
Periods Ending December 31, 1998

                                             AVERAGE ANNUAL RETURN
                              ------------------------------------------------
                               1 YEAR       5 YEARS      10 YEARS      INCEPT.
------------------------------------------------------------------------------
                                                                      4/19/94
CLASS III                     -31.05%         N/A          N/A         16.86%
J.P. MORGAN EMERGING          -14.35%         N/A          N/A         12.30%
  MARKETS BOND INDEX+
                                                                       1/9/98
CLASS IV                        N/A           N/A          N/A        -28.41%
J.P. MORGAN EMERGING            N/A           N/A          N/A        -11.92%
  MARKETS BOND INDEX+

GMO SHORT-TERM INCOME FUND                                                   FUND CODES
CURRENT BENCHMARK:                                               Ticker        Symbol          Cusip
                                                                 ------        ------          -----
Salomon Smith Barney 3 Month                         Class III    GMSIX         STIF         362007 47 8
T-Bill Index
FUND INCEPTION DATE:  6/30/91

INVESTMENT OBJECTIVE: The GMO Short-Term Income Fund seeks to provide current income to the extent consistent with the preservation of capital and liquidity through investment in a portfolio of high quality fixed income instruments.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund invests primarily in issues of AAA-quality. The Fund may invest in high quality prime commercial paper and master demand notes, high-quality corporate debt securities and high-quality debt securities backed by pools of commercial or consumer finance loans and certificates of deposit, bankers' acceptances and other bank obligations. While the Fund intends to invest in short-term securities, it is NOT a money market fund.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager uses fundamental investment techniques to purchase bonds with a high relative yield spread. The Fund seeks to maintain a duration of not greater than two years. While the Fund invests in high-quality instruments, the Manager may or may not dispose of a security whose rating is lowered after purchase.

For a discussion of the principal risks of an investment in this Fund, see "Principal Risks" later in this section.

                                   PERFORMANCE

Past performance does not indicate future results.

                                  ANNUAL RETURN
                               (Class III Shares)
                               [GRAPHIC OMITTED]

1991      8.23%
1992      5.78%
1993      5.65%
1994      1.60%
1995      9.97%
1996      5.40%
1997      6.11%
1998      4.48%

Highest Quarter: 3.51% (4Q1991)                Lowest Quarter: -0.24% (1Q1992)
Year-to-Date (as of 3/31/99): 1.26%

SHORT-TERM INCOME FUND
Periods Ending December 31, 1998

                                               AVERAGE ANNUAL RETURN
                               ---------------------------------------------------
                               1 YEAR       5 YEARS      10 YEARS      INCEPT.
----------------------------------------------------------------------------------
                                                                      4/18/90
CLASS III                      4.48%         5.47%         N/A          6.06%
SALOMON SMITH BARNEY 3         5.04%         5.10%         N/A          4.99%
  MONTH T-BILL INDEX


GMO INFLATION INDEXED BOND FUND                                FUND CODES
CURRENT BENCHMARK:                                   Ticker      Symbol         Cusip
                                                     ------      ------         -----
Lehman Brothers Treasury              Class III     GMIIX        InfltInBd    362007 24 7
Inflation Notes Index
FUND INCEPTION DATE:  3/31/97

INVESTMENT OBJECTIVE: The GMO Inflation Indexed Bond Fund seeks high total return through investment in government bonds that are indexed or otherwise "linked" to general measures of inflation in the country of issue ("inflation indexed bonds").

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund invests primarily in inflation indexed (as defined above) and other fixed income securities of both the United States and foreign issuers. Inflation indexed securities issued by the U.S. Treasury are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. A bond will be deemed to be "linked" to general measures of inflation if, by such bond's terms, principal or interest components change with general movements of inflation in the country of issue. The Fund may also invest a portion of its assets in lower rated securities.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager uses fundamental investment techniques to select issues by matching the Fund's duration to that of its benchmark. The Manager may use exchange-traded and over-the-counter derivative instruments to implement the Fund's strategy.

For a discussion of the principal risks of an investment in this Fund, see "Principal Risks" later in this section.

                                   PERFORMANCE

The average annual total return figures reflect payment of maximum applicable purchase premiums and redemption fees; the annual return figures do not, and would be lower if they did. Past performance does not indicate future results.

                                  ANNUAL RETURN
                               (Class III Shares)

                               [GRAPHIC OMITTED]

1998      4.17%


Best Quarter: 2.36% (3Q1998)                     Worst Quarter: 0.16% (4Q1998)
Year-to-Date (as of 3/31/99): 0.81%


INFLATION INDEXED BOND FUND
Periods Ending December 31, 1998

                                             AVERAGE ANNUAL RETURN
                               -----------------------------------------------
                               1 YEAR       5 YEARS      10 YEARS      INCEPT.
------------------------------------------------------------------------------
                                                                      3/31/97
CLASS III                      3.96%          N/A          N/A          4.18%
LEHMAN BROTHERS TREASURY       6.20%          N/A          N/A          5.53%
  INFLATION NOTES INDEX

GMO EMERGING COUNTRY DEBT SHARE FUND                                        FUND CODES
CURRENT BENCHMARK:                                                TICKER      SYMBOL      CUSIP
                                                                  ------      ------      -----
J.P. Morgan Emerging Markets Bond Index+            Class III       N/A         N/A     362008 64 1
FUND INCEPTION DATE:  7/20/98

INVESTMENT OBJECTIVE: The Emerging Country Debt Share Fund seeks high total return through investment in the GMO Emerging Country Debt Fund ("ECDF"), a portfolio of the Trust.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund invests primarily in ECDF, and will therefore indirectly employ ECDF's principal strategies. The Fund may also invest in cash and high quality money market instruments. ECDF invests primarily in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa and Europe ("Emerging Countries"). ECDF will generally have at least 50% of its assets denominated in, or hedged into, U.S. dollars. ECDF may also make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy, and may seek to provide some protection against defaults of sovereign issuers in certain countries through the use of certain derivative instruments.

METHODOLOGY/PORTFOLIO CONSTRUCTION: With respect to ECDF, the Manager employs a "bottom-up" approach to examining emerging country debt issues, and uses quantitative applications to take advantage of valuation inefficiencies in the Emerging Country debt market. In addition to considerations relating to investment restrictions and tax barriers, allocation of the Fund's investments among selected Emerging Countries will be based on certain other relevant factors including specific security valuations, as well as the outlook for economic growth, currency exchange rates, interest rates and political factors.

For a discussion of the principal risks of an investment in this Fund, which include all principal risks of an investment in ECDF, see "Principal Risks" later in this section.


ASSET ALLOCATION FUNDS ("FUNDS OF FUNDS")


      The Asset Allocation Funds invest primarily in other Funds of the Trust. As a result, an investment in any Asset Allocation Fund provides an investor with exposure to the strategies -- as well as the risks -- of each underlying Fund in which the Asset Allocation Fund invests.

PORTFOLIO CONSTRUCTION

The Manager uses fundamental and quantitative investment principles to provide broad exposure to each Fund of Fund's asset classes or sectors (together, "Asset Classes"), and to make optimal allocations among such Asset Classes. For each Fund of Funds, the Manager uses top-down valuation methodologies to allocate assets away from underlying Funds investing primarily in overvalued Asset Classes and into those underlying Funds whose Asset Classes the Manager believes are undervalued. The Manager considers forecasted risk, return, transaction costs and expected value-added for each of the underlying Funds when implementing the allocation strategy. Each Fund will rebalance opportunistically when cash flows occur, when the investment outlook changes, or when there has been a significant change in market valuation levels.


GMO INTERNATIONAL EQUITY ALLOCATION FUND                             FUND CODES
CURRENT BENCHMARK:                                          Ticker    Symbol        Cusip
                                                            ------    ------        -----
GMO EAFE Extended                             Class III     GIEAX     IntEqAl    362007 21 3
FUND INCEPTION DATE:  10/11/96

INVESTMENT OBJECTIVE: The International Equity Allocation Fund is a "fund of funds" that seeks a total return greater than the return of the GMO EAFE Extended benchmark through investment to varying extents in other Funds of the Trust.

INVESTMENT UNIVERSE: The Fund invests primarily in the GMO International Equity Funds (including the GMO Emerging Markets Funds) and the GMO Fixed Income Funds (collectively, "underlying Funds").

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund seeks a total return greater than the GMO EAFE Extended benchmark. This benchmark modifies the MSCI EAFE index by including a market capitalization weighting for emerging markets. The Fund will typically be nearly fully exposed to equity and fixed income securities through investment in the underlying Funds.

For a discussion of the principal risks of an investment in this Fund (and indirectly, each underlying Fund), see "Principal Risks" later in this section.

                                   PERFORMANCE

The average annual total return figures reflect payment of maximum applicable purchase premiums and redemption fees; the annual return figures do not, and would be lower if they did. Past performance does not indicate future results.

                                ANNUAL RETURN

                              (Class III Shares)


                               [GRAPHIC OMITTED]

1997      1.74%
1998      1.99%


Highest Quarter: 14.99% (4Q1998)              Lowest Quarter: -15.91% (3Q1998)
Year to Date (as of 3/31/99): 0.93%

INTERNATIONAL EQUITY ALLOCATION FUND
Periods Ending December 31, 1998

                                                AVERAGE ANNUAL RETURN
                               ---------------------------------------------------
                               1 YEAR       5 YEARS      10 YEARS      INCEPT.
----------------------------------------------------------------------------------
                                                                     10/11/96
CLASS III                      1.06%          N/A          N/A          2.47%
GMO EAFE-LITE EXTENDED         16.76%         N/A          N/A         11.25%
MSCI AC WORLD EX US            14.11%         N/A          N/A          8.15%

GMO WORLD EQUITY ALLOCATION FUND                     FUND CODES
CURRENT BENCHMARK:                                    Ticker    Symbol        Cusip
------------------                                    ------    ------        -----
GMO World Extended Index              Class III       GMWAX    WrldEqAl     362007 17 1
FUND INCEPTION DATE:  6/28/96

INVESTMENT OBJECTIVE: The World Equity Allocation Fund is a "fund of funds" that seeks a total return greater than the return of the GMO World Extended benchmark through investment to varying extents in other Funds of the Trust.

INVESTMENT UNIVERSE: The Fund invests primarily in the GMO International Equity Funds (including the GMO Emerging Markets Funds), GMO U.S. Equity Funds, and the GMO Fixed Income Funds (collectively, "underlying Funds").

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund seeks a total return greater than the GMO World Extended benchmark. This benchmark modifies the MSCI World Index including a market capitalization weighting for emerging markets. The Fund will typically be nearly fully exposed to equity and fixed income securities through investment in the underlying Funds.

For a discussion of the principal risks of an investment in this Fund (and indirectly, each underlying Fund), see "Principal Risks" later in this section.

                                   PERFORMANCE

The average annual total return figures reflect payment of maximum applicable purchase premiums and redemption fees; the annual return figures do not, and would be lower if they did. Past performance does not indicate future results.

                                  ANNUAL RETURN
                               (Class III Shares)

                               [GRAPHIC OMITTED]

1997      10.23%
1998       2.73%

Highest Quarter: 14.30% (4Q1998)               Lowest Quarter: -15.08% (3Q1998)
Year to Date (as of 3/31/99): 0.68%

WORLD EQUITY ALLOCATION FUND
Periods Ending December 31, 1998

                                                AVERAGE ANNUAL RETURN
                                    -----------------------------------------------
                                    1 YEAR       5 YEARS      10 YEARS      INCEPT.
-----------------------------------------------------------------------------------
                                                                           6/28/96
CLASS III                            1.90%         N/A          N/A          6.19%
GMO WORLD-LITE EXTENDED INDEX       22.16%         N/A          N/A         18.99%
MSCI AC WORLD INDEX                 21.72%         N/A          N/A         16.50%


GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND                           FUND CODES
CURRENT BENCHMARK:                                          Ticker     Symbol         Cusip
                                                            ------     ------         -----
GMO Global (U.S.+) Equity Index                 Class III   GMGEX      GlEqtyAl     362007 14 8
FUND INCEPTION DATE:  11/26/96

INVESTMENT OBJECTIVE: The Global (U.S.+) Equity Allocation Fund is a "fund of funds" that seeks a total return greater than the return of the GMO Global (U.S.+) Equity Index through investment to varying extents in other Funds of the Trust.

INVESTMENT UNIVERSE: The Fund invests primarily in the GMO U.S. Equity Funds, GMO International Equity Funds (including the GMO Emerging Markets Funds) and the GMO Fixed Income Funds (collectively, "underlying Funds").

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund seeks a total return greater than the GMO Global (U.S.+) Equity benchmark, which is comprised 75% of the S&P 500 Index and 25% of GMO EAFE Extended. EAFE Extended modifies the MSCI EAFE Index by including a market capitalization weighting for emerging markets. The Fund will typically be nearly fully exposed to equity and fixed income securities through investment in the underlying Funds.

For a discussion of the principal risks of an investment in this Fund (and indirectly, each underlying Fund), see "Principal Risks" later in this section.

                                   PERFORMANCE

The average annual total return figures reflect payment of maximum applicable purchase premiums and redemption fees; the annual return figures do not, and would be lower if they did. Past performance does not indicate future results.

                                  ANNUAL RETURN
                               (Class III Shares)
                               [GRAPHIC OMITTED]

1997      19.90%
1998       5.97%

Highest Quarter: 14.22% (4Q1998)               Lowest Quarter: -13.52% (3Q1998)
Year to Date (as of 3/31/99): 0.55%


GLOBAL (U.S.+) EQUITY ALLOCATION FUND
Periods Ending December 31, 1998

                                          Average Annual Return
                               ------------------------------------------------
                               1 YEAR       5 YEARS      10 YEARS      INCEPT.
-------------------------------------------------------------------------------
                                                                     11/26/96
CLASS III                       5.31%         N/A          N/A         12.14%
GMO GLOBAL (U.S.+)             25.65%         N/A          N/A         23.54%
  EQUITY INDEX
50% S&P 500; 50% MSCI          25.15%         N/A          N/A         22.17%
  ALL COUNTRY


GMO GLOBAL BALANCED ALLOCATION FUND                               FUND CODES
CURRENT BENCHMARK:                                       Ticker        Symbol       Cusip
                                                         ------        ------       -----
GMO Global Balanced Index                   Class III     GMGAX        GlBalAl    362007 11 4
FUND INCEPTION DATE:  7/29/96

INVESTMENT OBJECTIVE: The Global Balanced Allocation Fund is a "fund of funds" that seeks a total return greater than the return of the GMO Global Balanced Index through investment to varying extents in other Funds of the Trust.

INVESTMENT UNIVERSE: The Fund invests primarily in the GMO International Equity Funds (including the GMO Emerging Markets Funds), the GMO Fixed Income Funds and the GMO U.S. Equity Funds.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund seeks a total return greater than the GMO Global Balanced benchmark, which is comprised 48.75% of the S&P 500 Index, 16.25% of EAFE Extended and 35% of the Lehman Brothers Aggregate Bond Index. EAFE Extended modifies the MSCI EAFE Index by including a market capitalization weighting for emerging markets. The Fund will typically be nearly fully exposed to equity and fixed income securities through investment in the underlying Funds.

For a discussion of the principal risks of an investment in this Fund (and indirectly, each underlying Fund), see "Principal Risks" later in this section.

                                   PERFORMANCE

The average annual total return figures reflect payment of maximum applicable purchase premiums and redemption fees; the annual return figures do not, and would be lower if they did. Past performance does not indicate future results.


                                  ANNUAL RETURN
                               (Class III Shares)


                               [GRAPHIC OMITTED]

1997      15.85%
1998       4.38%



Highest Quarter: 8.39% (2Q1997)                 Lowest Quarter: -7.89% (3Q1998)
Year to Date (as of 3/31/99): -0.46%


GLOBAL BALANCED ALLOCATION FUND
Periods Ending December 31, 1998

                                                AVERAGE ANNUAL RETURN
                               ---------------------------------------------------
                               1 YEAR       5 YEARS      10 YEARS      INCEPT.
----------------------------------------------------------------------------------
                                                                      7/29/96
CLASS III                       3.90%         N/A          N/A         13.29%
GMO GLOBAL BALANCED            20.14%         N/A          N/A         21.93%
  INDEX

50% MSCI ALL COUNTRY;
50% LEHMAN AGGREGATE BOND INDEX    19.00%         N/A          N/A         21.77%


GMO U.S. SECTOR FUND                                 FUND CODES
CURRENT BENCHMARK:                                  Ticker      Symbol       Cusip
                                                    ------      ------       -----
S&P 500                              Class III     GMUSX        USSector   362007 75 9
FUND INCEPTION DATE:  12/31/92

INVESTMENT OBJECTIVE: The U.S. Sector Fund is a "fund of funds" that seeks a total return greater than that of the S&P 500 through investment in common stocks, either directly or through investment in other Funds of the Trust ("underlying Funds").

INVESTMENT UNIVERSE: The Fund invests primarily in the U.S. Core Fund, Growth Fund, Value Fund, Small Cap Growth Fund, Small Cap Value Fund and REIT Fund, and/or directly in equity securities of the type invested in by these Funds.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund will typically be nearly fully exposed to equity securities through investment in the underlying Funds.

For a discussion of the principal risks of an investment in this Fund (and indirectly, each underlying Fund), see "Principal Risks" later in this section.

                                   PERFORMANCE

The average annual total return figures reflect payment of maximum applicable purchase premiums and redemption fees; the annual return figures do not, and would be lower if they did. Past performance does not indicate future results.

                                  ANNUAL RETURN
                               (Class III Shares)

                                [GRAPHIC OMITTED]

         1993     1994      1995      1996      1997      1998
        16.88%   3.27%     43.18%    18.24%    28.64%    11.64%

Highest Quarter: 16.09% (4Q1998)               Lowest Quarter: -12.52% (3Q1998)
Year to Date (as of 3/31/99): 0.21%


U.S. SECTOR FUND
Periods Ending December 31, 1998

                                           AVERAGE ANNUAL RETURN
                               -----------------------------------------------
                               1 YEAR       5 YEARS      10 YEARS      INCEPT.
------------------------------------------------------------------------------
                                                                     12/31/92
CLASS III                      11.14%       20.10%         N/A         19.55%
S&P 500                        28.57%       24.05%         N/A         21.60%


                           SUMMARY OF PRINCIPAL RISKS

      The following chart identifies the Principal Risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.


---------------------------------------------------------------------------------------------------------------------------
                                                                      SMALLER                   FOREIGN
                                             MARKET     LIQUIDITY     COMPANY    DERIVATIVES   INVESTMENT     CURRENCY
                                              RISK         RISK        RISK         RISK          RISK          RISK
---------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
U.S. Core Fund                                 -            -                         -            -
Tobacco-Free Core Fund                         -            -                         -            -
Value Fund                                     -            -                         -            -
Growth Fund                                    -            -                         -            -
Small Cap Value Fund                           -            -            -            -            -
Small Cap Growth Fund                          -            -            -            -            -
Fundamental Value Fund                         -            -                                      -              -
REIT Fund                                      -            -                         -            -              -

INTERNATIONAL EQUITY FUNDS
International Core Fund                        -            -                         -            -              -
Currency Hedged International Core Fund        -            -                         -            -              -
Foreign Fund                                   -            -                         -            -              -
International Small Companies Fund             -            -            -            -            -              -
Japan Fund                                     -            -            -            -            -              -
Emerging Markets Fund                          -            -            -            -            -              -
Evolving Countries Fund                        -            -            -            -            -              -
Global Properties Fund                         -            -            -            -            -              -
Asia Fund                                      -            -            -            -            -              -
Global Hedged Equity Fund                      -            -                         -            -              -

FIXED INCOME FUNDS
Domestic Bond Fund                             -            -                         -
U.S. Bond/Global Alpha A Fund                  -            -                         -            -              -
U.S. Bond/Global Alpha B Fund                  -            -                         -            -              -
International Bond Fund                        -            -                         -            -              -
Currency Hedged International Bond Fund        -            -                         -            -              -
Global Bond Fund                               -            -                         -            -              -
Emerging Country Debt Fund                     -            -                         -            -              -
Short-Term Income Fund                         -            -
Inflation Indexed Bond Fund                    -            -                         -                           -
Emerging Country Debt Share Fund               -            -                         -            -              -

ASSET ALLOCATION FUNDS
International Equity Allocation Fund           -            -            -            -            -              -
World Equity Allocation Fund                   -            -            -            -            -              -
Global (U.S.+) Equity Allocation Fund          -            -            -            -            -              -
Global Balanced Allocation Fund                -            -            -            -            -              -
U.S. Sector Fund                               -            -            -            -
---------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                             NON-DIVERSI-                            CREDIT AND
                                             FICATION     CONCENTRATION  LEVERAGING  COUNTERPARTY  MANAGEMENT
                                                 RISK          RISK         RISK         RISK         RISK
-------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
U.S. Core Fund                                                               -            -             -
Tobacco-Free Core Fund                                                       -            -             -
Value Fund                                         -                         -            -             -
Growth Fund                                        -                         -            -             -
Small Cap Value Fund                                                         -            -             -
Small Cap Growth Fund                              -                         -            -             -
Fundamental Value Fund                                                                    -             -
REIT Fund                                          -             -           -            -             -

INTERNATIONAL EQUITY FUNDS
International Core Fund                                                      -            -             -
Currency Hedged International Core Fund            -                         -            -             -
Foreign Fund                                       -                                      -             -
International Small Companies Fund                                           -            -             -
Japan Fund                                         -             -           -
Emerging Markets Fund                              -                         -            -             -
Evolving Countries Fund                            -                         -            -             -
Global Properties Fund                             -             -           -            -             -
Asia Fund                                          -             -           -            -             -
Global Hedged Equity Fund                          -                         -            -             -

FIXED INCOME FUNDS
Domestic Bond Fund                                 -                         -            -             -
U.S. Bond/Global Alpha A Fund                      -                         -            -             -
U.S. Bond/Global Alpha B Fund                      -                         -            -             -
International Bond Fund                            -                         -            -             -
Currency Hedged International Bond Fund            -                         -            -             -
Global Bond Fund                                   -                         -            -             -
Emerging Country Debt Fund                         -                         -            -             -
Short-Term Income Fund                             -                                      -             -
Inflation Indexed Bond Fund                        -                         -            -             -
Emerging Country Debt Share Fund                   -                         -            -             -

ASSET ALLOCATION FUNDS
International Equity Allocation Fund                                         -            -             -
World Equity Allocation Fund                                                 -            -             -
Global (U.S.+) Equity Allocation Fund                                        -            -             -
Global Balanced Allocation Fund                                              -            -             -
U.S. Sector Fund                                                             -            -             -
-------------------------------------------------------------------------------------------------------------

RISK CHART 4.1

      The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values, and you could lose money by investing in these Funds. Factors that may affect a particular Fund's portfolio as a whole are called "principal risks." They are summarized in this section. The chart at the beginning of this section identifies the principal risks associated with each of the Funds. This summary describes the nature of the risks so identified but is not intended to include every potential risk. All Funds could be subject to additional risks because the types of investments made by each Fund can change over time. In addition, the Investment Guidelines for each Fund that are set forth in the Statement of Additional Information include more information about the Funds and their investments. The Statement of Additional Information is available free of charge by contacting the Manager.

      - MARKET RISK. All of the Funds are subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by a Fund. The following summarizes certain general market risks associated with investments in equity and fixed income securities.

      EQUITY SECURITIES. A principal risk of each Fund that invests a substantial portion of its assets in equity securities is that those equity securities will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons which directly relate to the issuing company, such as management performance, financial leverage and reduced demand for the issuer's goods or services. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions which are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

      The Domestic Equity Funds and the International Equity Funds maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance.

      Value Securities Risk. Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price lower than what is believed to be their true value not necessarily because the issuing companies are expected to experience significant earnings growth. Such companies may have experienced adverse business developments or may be subject to special risks. Other factors may also have caused their securities to be out of favor. However, these securities bear the risk that the companies may not overcome the adversity or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates. Since value criteria are used extensively by the Manager across the Funds, these risks apply to nearly all of the equity funds described in this Prospectus. The risks are particularly pronounced for the Value Fund, Small Cap Value Fund and Fundamental Value Fund, which invest primarily in value securities.

      Growth Securities Risk. Certain equity securities (generally known as "growth securities) are purchased primarily because it is believed that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. As a general rule, growth securities often are more sensitive to general market movements than other types of stocks, because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. All of the Funds that invest in equity securities are subject to these risks, but these risks are particularly pronounced for the Growth Fund and the Small Cap Growth Fund, which invest primarily in growth securities.

      FIXED INCOME SECURITIES. The value of the Funds' investments in fixed income securities (including bonds, notes and asset-backed securities) will typically change as interest rates fluctuate. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of fixed income securities generally decline.

      This kind of market risk, also called interest rate risk, is generally greater for Funds investing in fixed income securities with longer maturities and portfolios with longer durations (a measure of the expected [cash flows] life of a fixed income security). Thus, this risk is greatest for Funds that invest in fixed income securities with longer maturities and is present, but to a somewhat lesser extent, in the Short-Term Income Fund.

      While interest rate risk is attendant with all fixed income securities and tends to depend mostly on the term or maturity of the security, interest rate risk is also generally more pronounced with lower-rated securities and so may be more significant for the Emerging Country Debt Fund, Global Bond Fund, International Bond Fund, Inflation Indexed Bond Fund, Currency Hedged International Bond Fund, U.S. Bond/Global Alpha A Fund, U.S. Bond/Global Alpha B Fund, Global Properties Fund, Domestic Bond Fund, REIT Fund, Currency Hedged International Core Fund and Foreign Fund, each of which may invest a significant portion of their assets in lower-rated securities (also called "junk bonds") or comparable unrated securities.

      In addition, a related market risk exists for the Domestic Bond Fund, Global Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, U.S. Bond/Global Alpha A Fund, U.S. Bond/Global Alpha B Fund, Global Properties Fund and Short-Term Income Fund, which invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid. Because prepayments generally increase when interest rates fall, these Funds are subject to the risk that cash flows from securities will have to be reinvested at lower rates. Likewise, since prepayments decrease when interest rates rise, these securities have maturities that tend to be longer when that is least desirable - when interest rates are rising.

       - LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such that a Fund may be prevented from selling particular securities at the price at which the Fund values them. All of the Funds are subject to liquidity risk. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

      This risk may be particularly pronounced for Funds such as the Emerging Country Debt Fund, Emerging Markets Fund, Evolving Countries Fund, Asia Fund and U.S. Bond/Global Alpha A Fund, all of which may invest primarily in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

      - SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in smaller, less seasoned companies may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with larger, more established companies. These risks apply to all Funds that invest in the securities of smaller companies, but are particularly pronounced for the Small Cap Value Fund, Small Cap

Growth Fund, International Small Companies Fund,
Emerging Markets Fund and Global Properties Fund, all of which invest primarily in companies with small or medium-sized market capitalizations.

      - DERIVATIVES RISK. All of the Funds may use derivatives, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Funds can use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The Funds may also use derivatives as a way to efficiently adjust the exposure of the Funds to various securities, markets and currencies without the Funds having to actually sell current assets and purchase different ones. This is generally done either because the adjustment is expected to be relatively temporary or in anticipation of effecting the sale and purchase of Fund assets over time. For a description of the various derivative instruments that may be utilized by the Funds, please see "Investment Objectives and Policies" and "Investment Guidelines" in the Statement of Additional Information.

      The use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, including market risk, liquidity risk and the credit risk of the counterparty to the derivatives contract. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indexes they are designed to hedge or to closely track. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

      While all the Funds are subject to these risks, the risks of derivatives are particularly pronounced for the International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, Global Hedged Equity Fund, U. S. Bond/Global Alpha A Fund, U. S. Bond/Global Alpha B Fund, and Inflation Indexed Bond Fund, which use derivatives as a basic component of their investment strategy to gain exposure to foreign fixed income securities and currencies.

      In addition, the Emerging Country Debt Fund's significant use of credit default swap contracts also presents derivatives risk. In a credit default swap, a Fund makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. However, if the third party does not default, the Fund loses its investment and recovers nothing. Credit default swaps involve risk because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

      - FOREIGN INVESTMENT RISK Funds that invest in securities traded principally in securities markets outside the United States ("foreign securities") are subject to additional and more varied risks. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a Fund's investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities.

      All Funds that invest in foreign securities are subject to these risks. These risks will be particularly pronounced for the International Equity Funds, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, Global Hedged Equity Fund and Inflation Indexed Bond Fund which may invest a significant portion of their assets in foreign securities. Some of the foreign risks are also relevant for the Domestic Equity Funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

      In addition, Funds such as the Emerging Markets Fund, Evolving Countries Fund, Asia Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, U.S. Bond/Global Alpha A Fund and Emerging Country Debt Fund that invest a significant portion of their assets in the securities of issuers based in countries with developing or "emerging market" economies are subject to greater levels of foreign investment risk than Funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; the risk that it may be more difficult to obtain and/or enforce legal judgements in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

      - CURRENCY RISK. Currency risk is the risk that fluctuations in the exchange rates may negatively affect the value of a Fund's investments. Currency risk includes both the risk that currencies in which a Fund's investments are traded in or currencies in which a Fund has taken on an active investment position will decline in value relative to the U.S. Dollar and, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

      Many of the Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Many of the Funds may also take active currency positions and may cross-hedge currency exposure represented by its securities into another foreign currency. This may result in a Fund's currency exposure being substantially different than that suggested by its securities investments.

       All Funds that invest or trade in foreign currencies or in securities denominated in foreign currencies, or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Currency risk is particularly pronounced for the International Equity Funds, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, U.S. Bond/Global Alpha A Fund, U.S. Bond/Global Alpha B Fund and REIT Fund, which regularly enter into derivative foreign currency transactions and may take active long and short currency positions through exchange traded and over-the-counter ("OTC") foreign currency transactions for investment purposes. Derivative foreign currency transactions (such as futures, forwards, swaps may also involve leveraging risk in addition to currency risk as described below under "Leveraging Risk."

      - NON-DIVERSIFICATION RISK. Most analysts believe that overall risk can be reduced through diversification, while concentration of investments in a small number of securities increases risk. The Value Fund, Growth Fund, Small Cap Growth Fund, REIT Fund, U.S. Sector Fund, Currency Hedged International Core, Foreign, Japan, Emerging Markets, Evolving Countries, Global Properties and all of the Fixed Income Funds are not "diversified" within the meaning of the 1940 Act. This means they are allowed to invest in a relatively small number of issuers and/or foreign currencies with greater concentration of risk. As a result, credit, market and other risks associated with a Fund's investment strategies or techniques may be more pronounced for these Funds.

      - CONCENTRATION RISK. Most analysts believe that overall risk is reduced by industry or geographic diversification, and increased by concentrating investments in a small number of industries or countries. Therefore, Funds that are concentrated geographically or with respect to industries or sectors should only be considered as a part of diversified portfolio including other assets. This section describes the Funds that present the most significant concentration risk. Such risks may also exist in other Funds.

       The REIT Fund and the Global Properties Fund invest primarily in real-estate securities. Thus, the value of these Funds' shares can be expected to change in light of factors affecting the real estate industry, and may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries. Factors affecting the performance of real estate may include excess supply of real property in certain markets, changes in zoning laws, completion of construction, changes in real estate value and property taxes, sufficient level of occupancy, adequate rent to cover operating expenses, and local and regional markets for competing assets. The performance of real estate may also be affected by changes in interest rates, prudent management of insurance risks and social and economic trends. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and/or to maintain exempt status under the 1940 Act.

      Similarly, Funds that invest significant portions of their assets in concentrated geographic areas, such as the Japan Fund and the Asia Fund, have more exposure to regional economic risks than Funds making foreign investments throughout the world's economies.

      The Japan Fund invests almost exclusively in Japanese securities, and no effort will be made by the Manager to assess the Japanese economic, political or regulatory developments or changes in currency exchange rates for purposes of varying the portion of the Fund's assets invested in Japanese securities. This means that the Fund's performance will be directly affected by political, economic, market and exchange rate conditions in Japan. Also, since the Japanese economy is dependent to a significant extent on foreign trade, the relationships between Japan and its trading partners and between the yen and other currencies are expected to have a significant impact on particular Japanese companies and on the Japanese economy generally.

      The Asia Fund invests almost exclusively in Asian securities. This regional concentration makes Asia Fund more susceptible to investment factors affecting the region than a more geographically diverse fund. The region encompasses countries at varying levels of economic development--ranging from emerging market to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt-crisis or a decline in currency valuation in one country can spread to other countries.

      - LEVERAGING RISK. Each Fund's portfolio may at times be economically leveraged when the Fund temporarily borrows money to meet redemption requests and/or to settle investment transactions. Additionally, all of the Funds, other than Short-Term Income Fund, Foreign Fund and Fundamental Value Fund, invest in derivatives. While none of the Funds intends to use derivatives to create net exposure to securities, currencies or other assets in amounts greater than the total assets of the Fund, the Funds will often consider derivative instruments as offsetting one another or other assets such that only the net difference in value of the derivatives and/or assets that are offsetting will be considered for these purposes. While this practice is significant in many of the Funds, it is used most extensively by the Fixed Income Funds, many of which use derivatives and offsetting derivatives as their principal means of achieving desired economic exposure. In these cases, to the extent that the offsetting positions do not behave in relation to one another as expected, the Funds may perform as if they were leveraged.

      This same compounding of risk can occur in International Equity Funds, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, U.S. Bond/Global Alpha A Fund, U.S. Bond/Global Alpha B Fund, REIT Fund and Inflation Indexed Bond Fund, which may take on simultaneous long and short positions in different currencies. While these long and short positions are managed such that these Funds' net investment in foreign currency does not exceed the Fund's net assets, a lack of correlation between currencies (which may or may not be anticipated by the Manager) may expose more than one hundred percent of the Fund's assets to currency risk.

      - CREDIT AND COUNTERPARTY RISK. This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of the Fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or to otherwise honor its obligations.

      Credit risk associated with investments in fixed income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The Funds that invest in fixed income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Fund's share price and income level. Nearly all fixed income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their sub-divisions or instrumentalities. Even certain U.S. Government securities are subject to credit risk. Additional risk exists where there is no rating for the fixed income security and the Manager has to assess the risk subjectively.

      Credit risk is particularly acute for Funds which invest in lower-rated securities (also called junk bonds), which are fixed income securities rated lower than Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Services ("S&P"), or are determined by the Manager to be of comparable quality to securities so rated. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Lower-rated securities offer the potential for higher investment returns than higher-rated securities, but they carry a high degree of credit risk and are considered predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Lower-rated securities may also be more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities. Accordingly, Funds which may invest a significant portion of their assets in lower-rated securities (such as those listed in "Market Risk -- Fixed Income Securities" above) may be subject to substantial credit risk.

      In addition, all of the Funds are also exposed to credit risk because they generally make use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and because they may engage to a significant extent in the lending of Fund securities or use of repurchase agreements.

      - MANAGEMENT RISK. Each Fund is subject to management risk because it relies on the Manager's ability to pursue its objective. The Manager (and, in the case of the Emerging Markets Funds, Evolving Countries Fund and Asia Fund, the Consultant) will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. As noted above, the Manager or the Consultant may also fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. As indicated above, however, the Funds are generally not subject to the risk of market timing because they generally stay fully invested in the relevant asset class, such as domestic equities, foreign equities, or emerging country debt.

     - SPECIAL ASSET ALLOCATION FUND CONSIDERATIONS The Manager does not charge an investment management fee for asset allocation advice provided to the Asset Allocation Funds (with the exception of the U.S. Sector Fund, which bears an investment management fee subject to reduction to the extent investment management fees are earned by underlying Funds, as described in the Prospectus under "Fees and Expenses"), but certain other expenses such as custody, transfer agency and audit fees will be borne by the Asset Allocation Funds. Investors in Asset Allocation Funds will also indirectly bear a proportionate share of the Total Operating Expenses (including investment management, custody, transfer agency, audit and other Fund expenses) of the underlying Funds in which the Asset Allocation Funds invest, as well as any purchase premiums or redemption fees charged by such underlying Funds. Since the Manager will receive fees from the underlying Funds, the Manager has a financial incentive to invest the assets of the Asset Allocation Funds in underlying Funds with higher fees, despite the investment interests of the Asset Allocation Funds. The Manager is legally obligated to disregard that incentive in selecting shares of the underlying Funds.

      - SPECIAL YEAR 2000 RISK CONSIDERATIONS Many of the services provided to the Funds depend on the proper functioning of computer systems. Many systems in use today cannot distinguish between the year 1900 and the year 2000. Should any of the Funds' service systems fail to process information properly, that could have an adverse impact on the Funds' operations and services provided to shareholders. GMO, as well as the Trust's administrator, transfer agent, custodians and other service providers, have reported that each is working toward mitigating the risks associated with the so-called "Year 2000 problem." However, there can be no assurance that the problem will be corrected in all respects and that the Funds' operations and services provided to shareholders will not be adversely affected.

                                FEES AND EXPENSES


The following tables describe the fees and expenses you may pay if you buy and hold shares of the Funds [NOTE: To be updated to reflect f/y/e 2/28/99 data by amendment]:

------------------------------------------------------------------------------------------------------------------------------------
                         Purchase and Redemption Fees
                         (fees paid directly to Fund                       Annual Fund Operating Expenses
   GMO Fund Name         at purchase or redemption)                  (expenses that are deducted from Fund assets)
------------------------------------------------------------------------------------------------------------------------------------
                              Cash
                            Purchase     Redemption
                             Premium        Fees
                           (as a % of    (as a % of    Investment  Shareholder                 Total
                             amount        amount      Management   Service      Other      Operating       Expense         Net
                          invested)(1)   redeemed)(1)     Fee        Fee(3)     Expenses     Expenses   Reimbursement(4)  Expenses
------------------------------------------------------------------------------------------------------------------------------------
U.S. EQUITY FUNDS
  U.S. Core Fund
    Class II               0.14%(2)         None          0.33%       0.22%       0.02%        0.57%         0.02%         0.55%
    Class III              0.14%(2)         None          0.33%       0.15%       0.02%        0.50%         0.02%         0.48%
    Class IV               0.14%(2)         None          0.33%       0.105%      0.02%        0.455%        0.02%         0.435%

  Tobacco Free Core Fund
    Class III              0.14%(2)         None          0.33%       0.15%       0.11%        0.59%         0.11%         0.48%

  Value Fund
    Class III              0.14%(2)         None          0.46%       0.15%       0.05%        0.66%         0.05%         0.61%

  Fundamental Value Fund
    Class III              0.15%(6)         None          0.60%       0.15%       0.05%        0.80%         0.05%         0.75%

  Growth Fund
    Class III              0.14%(2)         None          0.33%       0.15%       0.06%        0.54%         0.06%         0.48%

  Small Cap Value Fund
    Class III              0.50%(2)       0.50%(2)        0.33%       0.15%       0.05%        0.53%         0.05%         0.48%

  Small Cap Growth Fund
    Class III              0.50%(2)       0.50%(2)        0.33%       0.15%       0.07%        0.55%         0.07%         0.48%

   REIT Fund
    Class III              0.50%(2)       0.50%(2)        0.54%       0.15%       0.05%        0.74%         0.05%         0.69%

INTERNATIONAL EQUITY
FUNDS
  International Core Fund
    Class II               0.60%(2)         None          0.54%       0.22%       0.09%        0.85%         0.09%         0.76%
    Class III              0.60%(2)         None          0.54%       0.15%       0.09%        0.78%         0.09%         0.69%
    Class IV               0.60%(2)         None          0.54%       0.09%       0.09%        0.72%         0.09%         0.63%

  Currency Hedged
  International Core Fund
    Class III              0.60%(2)         None          0.54%       0.15%       0.17%        0.86%         0.17%         0.69%
    Class IV               0.60%(2)         None          0.54%       0.09%       0.17%        0.80%         0.17%         0.63%

  Foreign Fund
    Class II               None             None          0.60%       0.22%       0.10%        0.92%         0.10%         0.82%
    Class III              None             None          0.60%       0.15%       0.10%        0.85%         0.10%         0.75%
    Class IV               None             None          0.60%       0.09%       0.10%        0.79%         0.10%         0.69%

  International Small
  Companies Fund
    Class III              1.00%(2)       0.60%(2)        0.60%       0.15%       0.21%        0.96%         0.21%         0.75%

  Japan Fund
    Class III              0.40%(6)         None          0.54%       0.15%       0.18%        0.87%         0.18%         0.69%

  Emerging Markets Fund
    Class III              1.60%(5)       0.40%(5,7)      0.81%       0.15%       0.30%        1.26%         0.02%         1.24%
    Class IV               1.60%(5)       0.40%(5,7)      0.81%       0.105%      0.30%        1.21%         0.02%         1.195%

------------------------------------------------------------------------------------------------------------------------------------
                         Purchase and Redemption Fees
                         (fees paid directly to Fund                       Annual Fund Operating Expenses
   GMO Fund Name         at purchase or redemption)                  (expenses that are deducted from Fund assets)
------------------------------------------------------------------------------------------------------------------------------------
                              Cash
                            Purchase     Redemption
                             Premium        Fees
                           (as a % of    (as a % of    Investment  Shareholder                 Total
                             amount        amount      Management   Service      Other      Operating       Expense         Net
                          invested)(1)   redeemed)(1)     Fee        Fee(3)     Expenses     Expenses   Reimbursement(4)  Expenses
------------------------------------------------------------------------------------------------------------------------------------
  Evolving Countries Fund
    Class III              1.60%(5)       0.40%(5)        0.65%       0.15%       0.58%        1.38%         0.13%         1.25%

  Asia Fund
    Class III              1.20%(5)       0.40%(5)        0.81%       0.15%       0.31%        1.27%         0.07%         1.20%

  Global Properties Fund
    Class III              0.60%(9)       0.30%(9)        0.60%       0.15%       1.28%        2.03%         0.60%         1.43%

 Global Hedged Equity
 Fund
   Class III               0.37%(2,10)    1.40%(14)       0.50%       0.15%(12)   0.10%(18)   0.75%(18)     0.60%(18)     0.15%(18)

   FIXED INCOME FUNDS

 Domestic Bond Fund
    Class III              None             None          0.10%       0.15%       0.03%        0.28%         0.03%         0.25%

 U.S. Bond/Global Alpha
A Fund
    Class III              0.15%(5)         None          0.25%       0.15%       0.10%        0.50%         0.10%         0.40%

 U.S. Bond/Global Alpha
B Fund
    Class III              0.15%(5)         None          0.20%       0.15%       0.11%        0.46%         0.11%         0.35%

 International Bond Fund
    Class III              0.15%(5)         None          0.25%       0.15%       0.10%        0.50%         0.10%         0.40%

 Currency Hedged
 International Bond Fund
    Class III              0.15%(5)         None          0.25%       0.15%       0.10%        0.50%         0.10%         0.40%

 Global Bond Fund
    Class III              0.15%(5)         None          0.19%       0.15%       0.19%        0.53%         0.19%         0.34%

 Emerging Country Debt
 Fund
   Class III               0.50%(5)       0.25%(5,15)     0.35%       0.15%       0.08%        0.58%         0.05%         0.53%
   Class IV                0.50%(5)       0.25%(5,15)     0.35%       0.10%       0.08%        0.53%         0.05%         0.48%

 ShortTerm Income Fund
   Class III               None             None          0.05%       0.15%       0.05%        0.25%         0.05%         0.20%

 Inflation Indexed Bond
 Fund
   Class III               0.10%(5)       0.10%(5)        0.10%       0.15%       0.10%        0.35%         0.10%         0.25%

Emerging Country Debt
Share Fund
  Class III                *19            *19             0.35%(20)   0.15%(21)   0.14%(20)    0.58%(20)     0.11%(20)     0.53%(20)

ASSET ALLOCATION FUNDS
International Equity
Allocation Fund

  Class III                0.80%(16)      0.11%(16)       0.00%(17)   0.00%(17)   0.05%(17)    0.05%(17)     0.05%         0.00%

 World Equity Allocation
 Fund

------------------------------------------------------------------------------------------------------------------------------------
                         Purchase and Redemption Fees
                         (fees paid directly to Fund                       Annual Fund Operating Expenses
   GMO Fund Name         at purchase or redemption)                  (expenses that are deducted from Fund assets)
------------------------------------------------------------------------------------------------------------------------------------
                              Cash
                            Purchase     Redemption
                             Premium        Fees
                           (as a % of    (as a % of    Investment  Shareholder                 Total
                             amount        amount      Management   Service      Other      Operating       Expense         Net
                          invested)(1)   redeemed)(1)     Fee        Fee(3)     Expenses     Expenses   Reimbursement(4)  Expenses
------------------------------------------------------------------------------------------------------------------------------------
  Class III                0.66%(16)      0.15%(16)       0.00%(17)   0.00%(17)   0.06%(17)    0.06%(17)     0.06%         0.00%

 Global (U.S. +) Equity
 Allocation Fund
  Class III                0.47%(16)      0.15%(16)       0.00%(17)   0.00%(17)   0.07%(17)    0.07%(17)     0.07%         0.00%

 Global Balanced
 Allocation Fund
  Class III                0.35%(16)      0.11%(16)       0.00%(17)   0.00%(17)   0.05%(17)    0.05%(17)     0.05%         0.00%


  U.S. Sector Fund
    Class III              0.27%(2, 10)   0.18%(10,13)    0.33%(11)   0.15%(12)  [0.00]%(11)  [0.48]%(11)   [0.48]%(11)    0.00%(11)


Footnotes to the above table begin on page ___ and are important to understanding this table.

                                   EXAMPLES

The examples below illustrate the expenses you would incur on a $10,000 investment over the stated timeframes, assuming your investment had a 5% return each year and the Fund's operating expenses remained the same. The examples are for comparative purposes only; they do not represent past or future expenses or performance, and your actual expenses and performance may be higher or lower. [Note: To be updated by amendment]

--------------------------------------------------------------------------------------------------------------------------------
                                                 Example 1:                                         Example 2:
                                    Assuming you redeem your shares at the
      GMO Fund Name                         end of each period                         Assuming you do not redeem your shares
                                 1 Year      3 Year      5 Year     10 Year          1 Year      3 Year      5 Year      10 Year
--------------------------------------------------------------------------------------------------------------------------------
    U.S. EQUITY FUNDS
  U.S. Core Fund
    Class II                      $ 70        $190        $320        $700            $ 70        $190        $320        $700
    Class III                     $ 60        $170        $280        $620            $ 60        $170        $280        $620
    Class IV                      $ 60        $150        $260        $560            $ 60        $150        $260        $560

  Tobacco-Free Core Fund
    Class III                     $ 60        $170        $280        $620            $ 60        $170        $280        $620

  Value Fund
    Class III                     $ 80        $210        $350        $780            $ 80        $210        $350        $780

  Fundamental Value Fund
    Class III                     $ 90        $250        $430        $940            $ 90        $250        $430        $940

  Growth Fund
    Class III                     $ 60        $170        $280        $620            $ 60        $170        $280        $620

  Small Cap Value Fund
    Class III                     $150        $260        $380        $730            $100        $200        $320        $650

  Small Cap Growth Fund
    Class III                     $150        $260        $380        $730            $100        $200        $320        $650

  REIT Fund
    Class III                     $170        $330        $490        $980            $120        $270        $430        $900

INTERNATIONAL EQUITY FUNDS
  International Core Fund
    Class II                      $140        $300        $480       $1000            $140        $300        $480       $1000
    Class III                     $130        $280        $440        $910            $130        $280        $440        $910
    Class IV                      $120        $260        $410        $840            $130        $260        $410        $840

  Currency Hedged
  International Core Fund
    Class III                     $130        $280        $440        $910            $130        $280        $440        $910
    Class IV                      $120        $260        $410        $840            $120        $260        $410        $840

  Foreign Fund
    Class II                      $ 80        $260        $460       $1010            $ 80        $260        $460       $1010
    Class III                     $ 80        $240        $420        $930            $ 80        $240        $420        $930
    Class IV                      $ 70        $220        $380        $860            $ 70        $220        $380        $860

  International Small
  Companies Fund                  $240        $400        $590       $1110            $180        $340        $510       $1020
    Class III

  Japan Fund
    Class III                     $110        $260        $420        $900            $110        $260        $420        $900

  Emerging Markets Fund
    Class III                     $330        $590        $880       $1690            $280        $550        $830       $1640
    Class IV                      $320        $580        $860       $1650            $280        $530        $810       $1590

  Evolving Countries Fund
    Class III                     $330        $590        [  ]        [  ]            $290        $550        [  ]        [  ]

  Asia Fund
    Class III                     $280        $540        [  ]        [  ]            $240        $500        [  ]        [  ]

  Global Properties Fund
    Class III                     $240        $540        $870       $1810            $200        $510        $840       $1760

--------------------------------------------------------------------------------------------------------------------------------
                                                 Example 1:                                         Example 2:
                                    Assuming you redeem your shares at the
      GMO Fund Name                         end of each period                         Assuming you do not redeem your shares
                                 1 Year      3 Year      5 Year     10 Year          1 Year      3 Year      5 Year      10 Year
--------------------------------------------------------------------------------------------------------------------------------
 Global Hedged Equity
 Fund
   Class III                    $200        $250        $300        $450               $ 50        $ 90        $120        $230

   FIXED INCOME FUNDS
 Domestic Bond Fund
    Class III                   $ 30        $ 80        $140        $320               $ 30        $ 80        $140        $320

 U.S. Bond/Global
 Alpha A Fund
    Class III                   $ 60        $140        $240        $520               $ 60        $140        $240        $520

 U.S. Bond/Global
 Alpha B Fund
    Class III                   $ 50        $130       [    ]      [    ]              $ 50        $130       [    ]      [    ]

 International Bond Fund
    Class III                   $ 60        $140        $240        $520               $ 60        $140        $240        $520

 Currency Hedged
 International Bond Fund
    Class III                   $ 60        $140        $240        $520               $ 60        $140        $240        $520

 Global Bond Fund
    Class III                   $ 50        $120        $210        $450               $ 50        $120        $210        $450

 Emerging Country Debt
   Fund
   Class III                    $130        $250        $380        $750               $100        $220        $340        $710
   Class IV                     $120        $230        $350        $690               $100        $200        $320        $650

 Short-Term Income Fund
   Class III                    $ 20        $ 60        $110        $260               $ 20        $ 60        $110        $260

 Inflation Indexed
 Bond Fund
   Class III                    $ 50        $100        $160        $340               $ 40        $ 90        $150        $330

  Emerging Country Debt
           Fund
   Class III                    $130        $250        [  ]        [  ]               $100        $220        [  ]        [  ]


 ASSET ALLOCATION FUNDS
International Equity
 Allocation Fund


  Class III                     $ 90        $ 90        $ 90        $100               $ 80        $ 80        $ 80        $ 80

 World Equity Allocation
 Fund
  Class III                     $ 80        $ 80        $ 90        $ 90               $ 70        $ 70        $ 70        $ 70

 Global (U.S. +) Equity
 Allocation Fund
  Class III                     $ 60        $ 60        $ 70        $ 70               $ 50        $ 50        $ 50        $ 50

 Global Balanced
 Allocation Fund
  Class III                     $ 50        $ 50        $ 50        $ 50               $ 40        $ 40        $ 40        $ 40

  U.S. Sector Fund
    Class III                   $ 50        $ 50        $ 50        $ 60               $ 30        $ 30        $ 30        $ 30

NOTES TO FEES AND EXPENSES


1. Purchase premiums and redemption fees generally apply only to cash transactions. These fees are paid to and retained by the Fund itself and are designed to allocate transaction costs caused by shareholder activity to the shareholder generating the activity, rather than to the Fund as a whole. The Manager may reduce these fees in certain limited circumstances described below.

      Normally, no purchase premium is charged with respect to in-kind purchases of Fund shares. However, the International Core Fund, Currency Hedged International Core Fund, International Small Companies Fund, Japan Fund and Global Hedged Equity Fund may each charge a purchase premium of up to 0.10%, and the Emerging Markets Fund, Evolving Countries Fund and Asia Fund may each charge a premium of up to 0.20%, for in-kind purchases involving transfers of large positions in markets where re-registration and transfer costs are high. Special rules also apply with respect to in-kind transactions in certain Fixed Income Funds as described in footnote 5 below.

2. The purchase premium and/or redemption fee for this Fund may generally not be waived due to offsetting transactions, and may be waived in only rare circumstances. The premium or fee will only be waived for this Fund (i) if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds as part of effecting the transaction, (ii) during periods (expected to exist only rarely) when the Manager determines that the Fund is either substantially overweighted or underweighted with respect to its cash position so that a redemption or purchase will not require a securities transaction, or (iii) in certain other instances (not including offsetting transactions) where it is compelling to the Manager that the purchase or redemption will not result in transaction costs to the Fund. Any waiver with respect to this Fund must be arranged in advance with the Manager.

3. The Shareholder Service Fee ("SSF") is paid to GMO for providing client services and reporting services, and is the sole economic distinction between the various classes of Fund shares. A lower SSF for larger investments reflects that the cost of servicing a client account is lower for larger accounts when expressed as a percentage of the account.

4. The Manager has contractually agreed to reimburse each Fund with respect to certain Fund expenses through June 30, 2000 to the extent that a Fund's total annual operating expenses (excluding Shareholder Service Fees, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees, interest expense and expenses and transfer taxes; and, in the case of the Emerging Markets Fund, Evolving Countries Fund, Asia Fund, Emerging Country Debt Fund, Global Hedged Equity Fund and Global Properties Fund, also excluding custodial fees; and, in the case of the Asset Allocation Funds, U.S. Sector Fund, Global Hedged Equity Fund and Emerging Country Debt Share Fund, also excluding expenses indirectly incurred by the investment in other Funds of the Trust) would otherwise exceed the percentage of that Fund's daily net assets set forth under the heading "Investment Management Fee" for that Fund.

5. The stated purchase premium and/or redemption fee for this Fund will always be charged in full except that the relevant purchase premium or redemption fee will be reduced by 50% with respect to any portion of a purchase or redemption that is offset by a corresponding redemption or purchase, respectively, occurring on the same day. The Manager examines each purchase and redemption of shares eligible for such treatment to determine if circumstances warrant waiving a portion of the purchase premium or redemption fee. Absent a clear determination that transaction costs will be reduced or absent for the purchase or redemption, the full premium or fee will be charged. In addition, except for the Emerging Markets Fund, Evolving Countries Fund and Asia Fund, the purchase premium or redemption fee for this Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds as part of effecting the transaction.

6. The Manager may waive or reduce purchase premiums and/or redemption fees for this Fund if there are minimal brokerage and transaction costs incurred in connection with a transaction due to offsetting transactions or otherwise.

7. Applies only to shares acquired on or after June 1, 1995 (including shares acquired by reinvestment of dividends or other distribution on or after such date).

8.    Based on estimated amounts for the Fund's first fiscal year.

9. It is expected that the purchase premiums and redemption fees for this Fund will be eliminated once the net assets of the Fund exceed $100 million. However, even thereafter, the Fund will reserve the right to charge a purchase premium of up to 0.60% and a redemption fee of up to 0.30% on purchases or redemptions of amounts that are equal to or greater than 5% of the Fund's net assets.

10. The Fund invests in various other Funds with different levels of purchase premiums and/or redemption fees which reflect the trading costs of different asset classes. Therefore, the Fund's purchase premium and/or redemption fee has been computed as the weighted average of the purchase premiums and/or redemption fees of other GMO Funds in which the Fund is invested and/or which hold securities of the same asset class and/or sector as securities owned directly by the Fund.
      The amount of purchase premium and/or redemption fee for the Fund will be adjusted approximately annually based on underlying Funds owned by the Fund during the prior year. The Manager may, but is not obligated to, adjust the purchase premium and/or redemption fee for the Fund more frequently if the Manager believes in its discretion that circumstances warrant. For more information about the Fund's investment in underlying Funds, see the description of the Fund set forth in "Investment Objectives and Principal Investment Strategies."

11. Commencing August 20, 1997, the Fund began investing both in other Funds of the Trust ("underlying Funds") and directly in other instruments. Therefore, the Fund will incur fees and expenses indirectly as a shareholder of the underlying Funds. Because the underlying Funds have varied expense and fee levels and because the Fund may invest to varied extents and in varied proportions in underlying Funds, the amount of fees and expenses incurred indirectly by the Fund will also vary. However, the Manager has contractually agreed to reimburse the Fund's expenses until June 30, 2000 to the extent that the sum of (i) the Fund's total annual operating expenses (excluding Shareholder Service Fees and the following expenses: brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses and transfer taxes ("Fund Expenses")), plus (ii) the amount of fees and expenses (excluding Shareholder Service Fees and Fund Expenses (as defined above)) incurred indirectly by the Fund through investment in underlying Funds, would otherwise exceed 0.33% of the Fund's daily net assets. Because the Manager will not reimburse expenses to the extent they exceed 0.33%, and because the amount of fees and expenses incurred indirectly by the Fund will vary, the total annual operating expenses (excluding Shareholder Service Fees and Fund Expenses) incurred indirectly by the Fund through investment in underlying Funds may exceed 0.33% of the Fund's average daily net assets. For the period from March 1, 1998 through February 28, 1999 the indirect total operating expenses borne by the Fund were [0.51%] of the Fund's average daily net assets. The Manager believes that, under normal market conditions, the total amount of annual fees and expenses that will be indirectly incurred by the Fund because of investment in underlying Funds will fall within the ranges set forth below (based on average daily net assets) [UPDATE?]:

              ----------------------------------------------------------------
                                Fund               Low     Typical    High
              ----------------------------------------------------------------
              U.S. Sector Fund                    0.48%     0.49%     0.52%
              ----------------------------------------------------------------

12. The Fund will invest in Class III Shares of each underlying Fund. Like the Fund's expenses, the Shareholder Service Fee of each class of the Fund's shares will be reimbursed to the extent of the indirect Shareholder Service Fees paid in connection with the Fund's investment in shares of underlying Funds. Investors should refer to "Multiple Classes" herein for greater detail concerning the eligibility requirements and other differences among the classes.

13. Applies only to shares acquired on or after June 30, 1998 (including shares acquired by reinvestment of dividends or other distributions on or after such date).

14. May not be assessed if it is not necessary to incur costs relating to the early termination of hedging transactions to meet redemption requests.

15. Applies only to shares acquired on or after July 1, 1995 (including shares acquired by reinvestment of dividends or other distributions on or after such date).

16. Each of the Asset Allocation Funds invests in various other Funds with different levels of purchase premiums and redemption fees, which reflect the trading costs of different asset classes. Therefore, the purchase premium and redemption fee of each Asset Allocation Fund has been set as the weighted average of the premiums and fees, respectively, of the underlying Funds in which the Asset Allocation Fund is invested, based on actual investments by each Asset Allocation Fund. The amount of purchase premium and redemption fee for each Asset Allocation Fund is adjusted approximately annually based on underlying Funds owned by each Asset Allocation Fund during the prior year. The Manager may, but is not obligated to, adjust the purchase premium and/or redemption fee for an Asset Allocation Fund more frequently if the Manager believes in its discretion that circumstances warrant. For more information concerning which underlying Funds a particular Asset Allocation Fund may invest in, see "Investment Objectives and Principal Investment Strategies."

17.   Asset Allocation Funds invest primarily in underlying Funds.
      Therefore, in addition to the fees and expenses directly incurred by the Asset Allocation Funds (which are shown in the Schedule of Fees and Expenses), the Asset Allocation Funds will also incur fees and expenses indirectly as shareholders of the underlying Funds. Because the underlying Funds have varied expense and fee levels and the Allocation Funds may own different proportions of underlying Funds at different times, the amount of fees and expenses indirectly incurred by the Asset Allocation Funds will vary.

      For the fiscal year ended February 28, 1999, the total amount of fees and expenses indirectly incurred by the Asset Allocation Funds because of investment in underlying Funds were as follows (based on average daily net assets) [UPDATE?]:

              ------------------------------------------------------------------
                                                                 TOTAL ANNUAL
                                 FUND                         OPERATING EXPENSES
              ------------------------------------------------------------------
              International Equity Allocation Fund                  0.79%
              World Equity Allocation Fund                          0.71%
              Global U.S.+) Equity Allocation Fund                  0.62%
              Global Balanced Allocation Fund                       0.52%
              ------------------------------------------------------------------

      The Manager believes that, under normal market conditions, the total amount of annual fees and expenses that will be indirectly incurred by the Asset Allocation Funds because of investment in underlying Funds will fall within the ranges set forth below (based on average daily net assets) [UPDATE?]:

              ---------------------------------------------------------------------

                                Fund                      Low     Typical    High
              ---------------------------------------------------------------------
              International Equity Allocation Fund       0.72%     0.81%     0.89%
              World Equity Allocation Fund               0.69%     0.73%     0.85%
              Global U.S.+) Equity Allocation Fund       0.53%     0.62%     0.74%
              Global Balanced Allocation Fund            0.48%     0.57%     0.72%
              ---------------------------------------------------------------------

18. Commencing August 20, 1997, the Fund began investing both in other Funds of the Trust ("underlying Funds") and directly in other instruments. Therefore, the Fund will incur fees and expenses indirectly as a shareholder of the underlying Funds. Because the underlying Funds have varied expense and fee levels and because the Fund may invest to varied extents and in varied proportions in underlying Funds, the amount of fees and expenses incurred indirectly by the Fund will also vary. However, the Manager has contractually agreed to reimburse the Fund's expenses until June 30, 2000 to the extent that the sum of (i) the Fund's total annual operating expenses (excluding SSF's, custodial fees, and the following expenses:
      brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses and transfer taxes ("Fund Expenses")), plus (ii) the amount of fees and expenses (excluding SSF's and Fund Expenses (as defined above)) incurred indirectly by the Fund through investment in underlying Funds, would otherwise exceed 0.50% of the Fund's average daily net assets. Because the Manager will not reimburse indirect expenses to the extent they exceed 0.50%, and because the amount of fees and expenses incurred indirectly by the Fund will vary, the total annual operating expenses (excluding SSF's and Fund Expenses) incurred directly and indirectly by the Fund through investment in underlying Funds may exceed 0.50% of the Fund's average daily net assets. For the period from March 1, 1998 through February 28, 1999, the indirect total annual operating expenses borne by the Fund were [0.67%] of the Fund's average daily net assets. The Manager believes that, under normal market conditions, the total amount of annual fees and expenses that will be indirectly incurred by the Fund because of investment in underlying Funds will fall within the ranges set forth below (based on average daily net assets) [UPDATE?]:

              -----------------------------------------------------------------------
                                Fund                      Low     Typical    High
              -----------------------------------------------------------------------
              Global Hedged Equity Fund                  0.50%     0.67%     0.72%
              -----------------------------------------------------------------------

19. No purchase premium or redemption fee is charged directly by the Fund. By virtue of the Fund's investment in the Emerging Country Debt Fund, Fund shareholders will, however, indirectly bear the Emerging Country Debt Fund's purchase premium and redemption fee, which are presently up to 0.50% and 0.25%, respectively.

20. The stated fee and expense amounts represent the combined fees and expenses for the Fund and the Emerging Country Debt Fund, in which substantially all of the Fund's assets are invested.

21. Although no SSF is charged directly by the Fund, by virtue of the Fund's investment in the Emerging Country Debt Fund, Fund shareholders will indirectly bear the SSF set forth in the table.


[note: Examples, other expenses to be updated to reflect fye 2/28/99 data in 6/99 filing]


                                MULTIPLE CLASSES

      Each Fund offers up to three classes of shares. All Funds offer Class III Shares and certain Funds also offer Class II and/or Class IV Shares. The sole economic difference among the various classes of shares is the level of Shareholder Service Fee that the classes bear for client and shareholder service, reporting and other support. The existence of multiple classes reflects the fact that, as the size of a client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the Shareholder Service Fee is lower for classes where eligibility criteria require greater total assets under GMO's management.

      Eligibility for classes is generally dependent upon the aggregate of an investor's total assets under GMO's management or, in the case of Class IV Shares only, the investor's total assets in a particular Fund. More detailed information regarding: (1) which classes each Fund currently offers; (2) eligibility requirements for each class of each Fund; and (3) conversions between classes of shares, is contained in a separate document, the GMO Trust Shareholder's Manual. As described in greater detail in the Manual, the Manager periodically evaluates whether, in accordance with class conversion rules, a shareholder's shares should be automatically converted from one class of shares to another class. It is possible, under circumstances described in the Manual, for a shareholder's shares of a class with a lower Shareholder Service Fee to be converted to a class of shares with a higher Shareholder Service Fee.

      The Manual accompanies this Prospectus, has been filed with the SEC and is incorporated by reference into this Prospectus. Additional copies of the Manual are available free of charge by contacting the Manager.


                             BENCHMARKS AND INDEXES

      The benchmark or index against which the Manager measures its performance is listed immediately below the relevant Fund's name under "Fund Objectives and Principal Investment Strategies." In some cases, the GMO benchmark differs from the broad-based index that the SEC requires each Fund to use in the average annual return table. Some general information about each benchmark and index referred to in this Prospectus is provided in the table below. The Manager may change each Fund's index or benchmark from time to time. Effective June 30, 1999, the Manager implemented changes in the GMO benchmarks for the following
Funds: International Core Fund (from GMO EAFE-Lite to MSCI EAFE); Currency Hedged International Core Fund (from GMO EAFE-Lite (Hedged) to MSCI EAFE (Hedged)); International Small Companies Fund (from GMO EAFE-Lite to MSCI EAFE); International Equity Allocation Fund (from GMO EAFE-Lite Extended to GMO EAFE Extended); World Equity Allocation Fund (from GMO World-Lite Extended to GMO World Extended); Global (U.S.+) Equity Allocation Fund (this Fund previously used a weighted index comprised in part of GMO EAFE-Lite Extended - this portion is now GMO EAFE Extended); and Global Balanced Index (this Fund previously used a weighted index comprised in part by GMO EAFE-Lite Extended - this portion is now GMO EAFE Extended).

      Some Funds are managed against "currency hedged" versions of certain of the indexes listed below. In these cases, the Manager calculates the benchmark with the assumption that any gains or losses incurred due to changes in the value of the foreign currencies in which the securities comprising the index are denominated relative to the U.S. dollar are offset by gains and losses on fully effective currency hedging transactions. While the Manager believes that these "currency hedged" indexes are an appropriate performance benchmark, investors should be aware that these Funds (including those identified as "currency hedged") will take active currency positions relative to the hedged benchmark. See "Principal Risks - Leverage." These positions may be created directly, through currency or forward currency positions, or indirectly, by overweighting the investment in securities denominated in that currency without a corresponding increase in the level of currency hedging.


-----------------------------------------------------------------------------------------------------------------------------------
       ABBREVIATION                  FULL NAME              SPONSOR OR PUBLISHER                       DESCRIPTION
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500                      Standard & Poor's 500       Standard & Poor's            Well-known, independently maintained and
                             Stock Index                 Corporation                  published U.S. large capitalization stock
                                                                                      index
-----------------------------------------------------------------------------------------------------------------------------------
Wilshire 5000                Wilshire 5000 Stock Index   Wilshire Associates, Inc.    Independently maintained and published
                                                                                      broadly populated U.S. stock index
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Government   Lehman Brothers             Lehman Brothers              Well-known, independently maintained and
                             Government Bond Index                                    published government bond index, regularly
                                                                                      used as a comparative fixed income benchmark
-----------------------------------------------------------------------------------------------------------------------------------
EAFE                         Morgan Stanley Capital      Morgan Stanley Capital       Well-known, independently maintained and
                             International Europe,       International                published large capitalization international
                             Australia and Far East                                   stock index
                             Index
-----------------------------------------------------------------------------------------------------------------------------------
[EAFE-Lite]                  GMO EAFE-Lite Index         GMO                          A modification of EAFE where GMO reduces the
                                                                                      market capitalization of Japan by 40%
                                                                                      relative to EAFE
-----------------------------------------------------------------------------------------------------------------------------------
[EAFE-Lite Extended]         GMO EAFE-Lite Extended      GMO                          A modification of EAFE-Lite where GMO adds
                             Index                                                    those additional countries represented in the
                                                                                      IFC Investable Index
-----------------------------------------------------------------------------------------------------------------------------------
EAFE-Extended                GMO EAFE Extended           GMO                          A modification of EAFE where GMO adds those
                                                                                      additional countries represented in the IFC
                                                                                      Investable Index
-----------------------------------------------------------------------------------------------------------------------------------
MSCI World                   Morgan Stanley Capital      Morgan Stanley Capital       An independently maintained and published
                             International World Index   International                global (including U.S.) equity index
-----------------------------------------------------------------------------------------------------------------------------------
GMO World Extended           GMO World Extended Index    GMO                          A modification of MSCI World where GMO adds
                                                                                      those additional countries represented in the
                                                                                      IFC Investable Index
-----------------------------------------------------------------------------------------------------------------------------------
GMO Global (U.S.+) Equity    GMO Global (U.S.+) Equity   GMO                          A composite benchmark computed by GMO and
Index                        Index                                                    comprised 75% by S&P 500 and 25% by EAFE
                                                                                      Extended
-----------------------------------------------------------------------------------------------------------------------------------
EAFE (Hedged)                Morgan Stanley Capital      Morgan Stanley Capital       Well-known, independently maintained and
                             International Europe,       International                published large capitalization international
                             Australia and Far East                                   stock index that is currency-hedged into
                             Index (Hedged)                                           U.S. dollars
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
GMO Global Balanced Index    GMO Global Balanced Index   GMO                          A composite benchmark computed by GMO and
                                                                                      comprised 48.75% by S&P 500, 16.25% by EAFE
                                                                                      Extended and 35% by Lehman Brothers Aggregate
                                                                                      Bond Index
-----------------------------------------------------------------------------------------------------------------------------------
MSRI                         Morgan Stanley REIT Index   Morgan Stanley & Co., Inc.   Well-known, independently maintained and
                                                                                      published equity real estate index
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney 3       Salomon Smith Barney 3      Salomon Smith Barney         Independently maintained and published
Month T-Bill Index           Month Treasury-Bill Index                                short-term bill index
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Non-U.S.         J.P. Morgan Non-U.S.        J.P. Morgan                  Independently maintained and published index
Government Bond Index        Government Bond Index                                    composed on non-U.S. government bonds with
                                                                                      maturities of one year of more
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Non-U.S.         J.P. Morgan Non-U.S.        J.P. Morgan                  Independently maintained and published index
Government Bond Index        Government Bond Index                                    composed of non-U.S. government bonds with
(Hedged)                     (Hedged)                                                 maturities of one year or more that are
                                                                                      currency-hedged into U.S. dollars
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Global           J.P. Morgan Global          J.P. Morgan                  Independently maintained and published index
Government Bond Index        Government Bond Index                                    composed of government bonds of 14 developed
                                                                                      countries, including the U.S., with
                                                                                      maturities of one year or more
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Emerging         J.P. Morgan Emerging        J.P. Morgan                  Independently maintained and published index
Markets Bond Index+          Market Bond Index Plus                                   composed of debt securities of 14 countries,
                                                                                      which includes Brady bonds, sovereign debt,
                                                                                      local debt and Eurodollar debt, all of which
                                                                                      are dollar denominated
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate    Lehman Brothers Aggregate   Lehman Brothers              Well-known, independently maintained and
Bond Index                   Bond Index                                               published index comprised of fixed rate debt
                                                                                      issues, having a maturity of at least one
                                                                                      year, rated investment grade or higher by
                                                                                      Moody's Investors Service, Standard & Poor's
                                                                                      Corporation, or Fitch Investors Service
-----------------------------------------------------------------------------------------------------------------------------------
World Equity Property        Salomon Smith Barney        Salomon Smith Barney         Independently maintained and published
Industry Index               World Equity Property                                    broadly populated global real estate stock
                             Industry Index                                           index; includes companies exceeding $50
                                                                                      million in market capitalization in 19
                                                                                      countries
-----------------------------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index    Russell 1000 Growth Index   Frank Russell Company        Independently maintained and published index
                                                                                      composed of the 1,000 largest U.S. companies
                                                                                      based on total market capitalization with
                                                                                      higher price-to-book ratios and higher
                                                                                      forecasted growth values
-----------------------------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index     Russell 1000 Value Index    Frank Russell Company        Independently maintained and published index
                                                                                      composed of the 1,000 largest U.S. companies
                                                                                      based on total market capitalization with
                                                                                      lower price-to-book ratios and lower
                                                                                      forecasted growth values
-----------------------------------------------------------------------------------------------------------------------------------
Russell 2500 Growth Index    Russell 2500 Growth Index   Frank Russell Company        Independently maintained and published index
                                                                                      composed of the bottom 2,500 of the 3,000
                                                                                      largest U.S. companies based on total market
                                                                                      capitalization with higher price-to-book
                                                                                      ratios and higher forecasted growth values
-----------------------------------------------------------------------------------------------------------------------------------
Russell 2500 Value Index     Russell 2500 Value Index    Frank Russell Company        Independently maintained and published index
                                                                                      composed of the bottom 2,500 of the 3,000
                                                                                      largest U.S. companies based on total market
                                                                                      capitalization with lower price-to-book
                                                                                      ratios and lower forecasted growth values
-----------------------------------------------------------------------------------------------------------------------------------
IFC Investable               IFC Investable Composite    International Finance        Independently maintained and published
                             Index                       Corporation                  emerging market stock index
-----------------------------------------------------------------------------------------------------------------------------------
MSCI Japan                   MSCI Japan Index            Morgan Stanley Capital       Independently maintained and published equity
                                                         International                index that attempts to capture 60% of the
                                                                                      market capitalization in Japan
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Treasury     Lehman Brothers Treasury    Lehman Brothers              Independently maintained and published index
Inflation Notes Index        Inflation Notes Index                                    of inflation-indexed linked U.S. Treasury
                                                                                      securities
-----------------------------------------------------------------------------------------------------------------------------------
Salomon EMI World ex U.S.    [to come]                   Salomon Smith Barney         [to come]
-----------------------------------------------------------------------------------------------------------------------------------
Salomon BMI World Property   [to come]                   Salomon Smith Barney         [to come]
-----------------------------------------------------------------------------------------------------------------------------------
MSCI AC World ex U.S.        MSCI All Country World      Morgan Stanley Capital       [to come]
                             Ex.U.S. Index               International
-----------------------------------------------------------------------------------------------------------------------------------
GMO Asia                     GMO Asia Index              GMO                          [to come]
-----------------------------------------------------------------------------------------------------------------------------------

                        DETERMINATION OF NET ASSET VALUE

      The net asset value of a share is determined for each Fund once on each day on which the New York Stock Exchange is open as of 4:15 p.m., New York City Time, except that a Fund may not determine its net asset value on days during which no security is tendered for redemption and no order to purchase or sell such security is received by the relevant Fund. A Fund's net asset value is determined by dividing the total market value of the Fund's portfolio investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day or, if there is no such reported sale, at the most recent quoted bid price. However, for those securities that are listed on an exchange but that exchange is less relevant in determining the market value of such securities than is the private market, a broker bid will be used. Criteria for relevance include where the securities are principally traded and what their intended market for disposition is. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price, except that debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, unless circumstances dictate otherwise. Circumstances may dictate otherwise, among other times, when the issuer's creditworthiness has become impaired.

      All other fixed income securities (which include bonds, loans and structured notes) and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. While the Manager evaluates such primary pricing sources on an ongoing basis, and may change any pricing source at any time, the Manager will not normally evaluate the prices supplied by the pricing sources on a day-to-day basis. However, the Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has the power to override any price supplied by a source (by taking a price supplied from another) because of such price activity or because the Manager has other reasons to suspect that a price supplied may not be reliable.

      Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or persons acting at their direction. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees may determine in computing net asset value.

      Because of time zone differences, foreign exchanges and securities markets will usually be closed prior to the time of the closing of the New York Stock Exchange and values of foreign options and foreign securities will be determined as of the earlier closing of such exchanges and securities markets. However, events affecting the values of such foreign securities may occasionally occur between the earlier closings of such exchanges and securities markets and the closing of the New York Stock Exchange which will not be reflected in the computation of the Funds' net asset value. If an event materially affecting the value of such foreign securities occurs during such period, then such securities may be valued at fair value as determined in good faith by the Trustees or persons acting at their direction.

      Because foreign securities, options on foreign securities and foreign futures are quoted in foreign currencies, fluctuations in the value of such currencies in relation to the U.S. dollar will affect the net asset value of shares of the Funds even though there has not been any change in the values of such securities and options measured in terms of the foreign currencies in which they are denominated.

                                      TAXES

      The following is a general summary of the principal federal income tax consequences of investing in a Fund for shareholders who are U.S. citizens, residents or domestic corporations. Shareholders should consult their own tax advisors about the precise tax consequences of an investment in a Fund in light of each shareholder's particular tax situation, including possible foreign, state, local or other applicable tax laws (including the federal alternative minimum tax).

- Each Fund is treated as a separate taxable entity for federal income tax purposes and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

- Fund distributions derived from interest, dividends and certain other income, including in general short-term capital gains, will be taxable as ordinary income to shareholders subject to federal income tax whether received in cash or reinvested shares. Properly designated Fund distributions derived from net long-term capital gains will be taxable as such (generally at a 20% rate for noncorporate shareholders). Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, shareholders should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Shareholders purchasing shares just prior to a taxable distribution will receive a return of investment upon distribution that nevertheless will be taxable to them.

- A Fund's investments in foreign securities may be subject to foreign withholding taxes on dividends or interest. In that case, such Fund's yield on those securities would be decreased. In certain instances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes.

- In addition, a Fund's investments in foreign securities, foreign currencies, debt obligations issued or purchased at a discount, assets "marked to the market" for federal income tax purposes and, potentially, so-called "indexed securities" (including inflation indexed bonds) may increase or accelerate such Fund's recognition of income, including the recognition of taxable income in excess of the cash generated by such investments. These investments may, therefore, affect the timing or amount of such Fund's distributions and may cause such Fund to liquidate other investments to satisfy the distribution requirements that apply to entities taxed as regulated investment companies.

- Any gain resulting from the sale or exchange of your shares will generally also be subject to tax.


                             MANAGEMENT OF THE TRUST

      Each Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, Massachusetts 02110 (the "Manager" or "GMO"), which provides investment advisory services to a substantial number of institutional and other investors. Each of the following four members holds greater than a 5% interest in the Manager: R. Jeremy Grantham, Richard A.
Mayo, Eyk H.A. Van Otterloo and Kingsley Durant.

      Under separate Management Contracts with the Trust, the Manager selects and reviews each Fund's investments and provides executive and other personnel for the management of the Trust. Pursuant to the Trust's Agreement and Declaration of Trust, the Board of Trustees supervises the affairs of the Trust as conducted by the Manager. In the event that the Manager ceases to be the manager of any Fund, the right of the Trust to use the identifying name "GMO" may be withdrawn.

      The Manager has entered into separate Consulting Agreements with Dancing Elephant, Ltd., 1936 University Avenue, Berkeley, California 94704 (the "Consultant"), with respect to the management of the portfolios of the Emerging Markets Fund,

Evolving Countries Fund and Asia Fund. The Consultant is wholly owned by Mr. Arjun Divecha, who is also a member of GMO's Management Committee. Under each Consulting Agreement, the Manager separately pays the Consultant a monthly fee at an annual rate equal to the lesser of 0.50% of the Fund's average daily net assets or $250,000. The Consultant may from time to time waive all or a portion of its fee. Payments made by the Manager to the Consultant will not affect the amounts payable by the Fund to the Manager or the Fund's expense ratio.

      Each Management Contract provides for payment to the Manager of a management fee at the stated annual rates set forth under Fees and Expenses. The management fee is computed and accrued daily, and paid monthly. The Manager has contractually agreed to reimburse each Fund and to bear certain Fund expenses through at least February 28, 2000 in order to limit each Fund's annual expenses to specified limits (with certain exclusions). These limits are described in footnote 4 in "Fees and Expenses."

      During the fiscal year ended February 28, 1999, the Manager received as compensation for management services rendered in such year (after any applicable waivers or reimbursements), the percentages of each Fund's average daily net assets as set forth below.

Fund                                             % of Average        Fund                                          % of Average
----                                             ------------        ----                                          ------------
                                                 Net Assets                                                        Net Assets
                                                 ----------                                                        ----------
U.S. Core Fund                                   0.31%               Domestic Bond Fund                            0.07%
Tobacco-Free Core Fund                           0.22%               U.S. Bond/Global Alpha A Fund                 0.15%
Value Fund                                       0.41%               U.S. Bond/Global Alpha B Fund                 0.12%
Growth Fund                                      0.27%               International Bond Fund                       0.15%
Small Cap Value Fund                             0.28%               Currency Hedged International Bond Fund       0.15%
Small Cap Growth Fund                            0.26%               Global Bond Fund                              0.00%
Fundamental Value Fund                           0.55%               Emerging Country Debt Fund                    0.30%
REIT Fund                                        0.49%               Short-Term Income Fund                        0.00%
International Core Fund                          0.45%               Global Hedged Equity Fund                     0.28%
Currency Hedged International Core Fund          0.37%               Inflation Indexed Bond Fund                   0.00%
Foreign Fund                                     0.50%               International Equity Allocation Fund          0.00%
International Small Companies Fund               0.39%               World Equity Allocation Fund                  0.00%
Japan Fund                                       0.36%               Global (U.S.+) Equity Allocation Fund         0.00%
Emerging Markets Fund                            0.__%               Global Balanced Allocation Fund               0.00%
Evolving Countries Fund                          0.__%               U.S. Sector Fund                              0.__%
Global Properties Fund                           0.__%
Asia Fund                                        0.__%

      The table below identifies the persons at GMO that are primarily responsible for the day-to-day management of one or more Funds. As depicted in the table, more than one individual is responsible for the day-to-day management of certain Funds. Day-to-day management of the Asset Allocation Funds is the responsibility of a committee, and no person or persons is primarily responsible for making recommendations to that committee.

-----------------------------------------------------------------------------------------------------------------------------
        MANAGER                    PRIMARY RESPONSIBILITY                    SINCE          PROFESSIONAL EXPERIENCE IN LAST
                                                                                                      FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 R. Jeremy Grantham      U.S. Sector Fund and U.S. Equity Funds            >5 years        President-Quantitative and
                         except Value Fund, Fundamental Value Fund                         Member, GMO.
                         and REIT Fund
                         -----------------------------------------------------------
                         Currency Hedged International Core Fund,          Inception
                         International Small Companies Fund, Japan
                         Fund, Global Hedged Equity Fund and
                         International Core Fund
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

Christopher Darnell      U.S. Sector Fund, International Core Fund         >5 years        Member, GMO.
                         and U.S. Equity Funds except Value Fund,
                         Fundamental Value Fund and REIT Fund
                         -----------------------------------------------------------
                         Currency Hedged International Core Fund,          Inception
                         International Small Companies Fund, Japan
                         Fund, Global Hedged Equity Fund, Value
                         Fund and REIT Fund
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Richard A. Mayo          Fundamental Value Fund and Value Fund             Inception       President-U.S. Active and
                                                                                           Member, GMO.
                         -----------------------------------------------------------
                         REIT Fund                                           1999
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Forrest Berkley          Currency Hedged International Core Fund,          Inception       Member, GMO.
                         International Small Companies Fund, Japan
                         Fund and Global Hedged Equity Fund
                         -----------------------------------------------------------
                         International Core Fund                           >5 years
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Arjun Bhagwan Divecha    Emerging Markets Fund, Evolving Countries         Inception       President, Dancing Elephant,
                         Fund and Asia Fund                                                Ltd. (Consultant to GMO)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Jui L. Lai               Foreign Fund                                      Inception       Member, GMO.
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Ann M. Spruill           Foreign Fund                                      Inception       Member, GMO.
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Eyk H. A. Van Otterloo   Global Properties Fund                            Inception       President-International and
                                                                                           Member, GMO.
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Wilson Magee             Global Properties Fund                            Inception       Employee of GMO since 1997.
                         REIT Fund                                                         1994-1997, principal for
                                                                                           Penobscot Group.
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
William L. Nemerever     Fixed Income Funds except Short-Term              Inception       Member, GMO.
                         Income Fund and Global Hedged Equity Fund
                         -----------------------------------------------------------
                         Short-Term Income Fund                              1994
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Thomas F. Cooper         Fixed Income Funds except Short-Term              Inception       Member, GMO.
                         Income Fund and Global Hedged Equity Fund
                         -----------------------------------------------------------
                         Short-Term Income Fund                              1994
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Steven Edelstein         Fixed Income Funds except Short-Term              Inception       Employee of GMO since 1995.
                         Income Fund and Global Hedged Equity Fund                         1990 to 1995, Vice President in
                                                                                           the Fixed Income Futures and
                                                                                           Options Group at Morgan Stanley
                                                                                           & Company.
-----------------------------------------------------------------------------------------------------------------------------

                         Short-Term Income Fund                              1995
-----------------------------------------------------------------------------------------------------------------------------


      Pursuant to a Servicing Agreement with the Trust on behalf of each class of shares of each Fund, Grantham, Mayo, Van Otterloo & Co. LLC, in its capacity as the Trust's shareholder servicer (the "Shareholder Servicer") provides direct client service, maintenance and reporting to shareholders of each class of shares. Such servicing and reporting services include, without limitation, professional and informative reporting, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in the correction and maintenance of client-related information.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

DOMESTIC EQUITY FUNDS
----------------------------------

U.S. CORE FUND*

                                                                                                CLASS II SHARES
                                                      ------------------------------------------------------------------------------
                                                                                                                      PERIOD FROM
                                                                                                                     JUNE 7, 1996
                                                                            PERIOD FROM            PERIOD FROM       (COMMENCEMENT
                                                          YEAR ENDED       JANUARY 9, 1998         MARCH 1, 1997   OF OPERATIONS) TO
                                                      FEBRUARY 28, 1999 TO FEBRUARY 28, 1998  TO NOVEMBER 17, 1997 FEBRUARY 28, 1997
                                                      ----------------- --------------------  -------------------- -----------------
Net asset value, beginning of period.................                         $ 17.65                $ 20.10            $ 20.12
                                                                              -------                -------            -------
Income (loss) from investment operations:
 Net investment income...............................                            0.04(5)                0.24(5)            0.25
 Net realized and unrealized gain....................                            2.29                   3.99               2.92
                                                                              -------                -------            -------
   Total from investment operations..................                            2.33                   4.23               3.17
                                                                              -------                -------            -------
Less distributions to shareholders:
 From net investment income..........................                        --                        (0.22)             (0.30)
 From net realized gains.............................                        --                        (3.90)             (2.89)
                                                                              -------                -------            -------
   Total distributions...............................                        --                        (4.12)             (3.19)
                                                                              -------                -------            -------
Net asset value, end of period.......................                         $ 19.98                $ 20.21            $ 20.10
                                                                              =======                =======            =======
Total Return(2)......................................                           13.20%                 23.00%             17.46%
Ratios/Supplemental Data:
 Net assets, end of period (000's)...................                         $16,958                $ 2,037            $64,763
 Net expenses to average daily net assets............                            0.55%(4)               0.55%(4)           0.55%(4)
 Net investment income to average daily net assets...                            1.53%(4)               1.66%(4)           1.63%(4)
 Portfolio turnover rate.............................                              60%                    60%               107%
 Average broker commission rate per equity share(3)..                         $0.0299                $0.0299            $0.0297
 Fees and expenses voluntarily waived or borne by
 the Manager consisted of the following per share
 amounts.............................................                         $  0.01                $  0.03            $  0.03

(1) The per share amounts have been restated to reflect a ten for one split effective December 31, 1990.
(2) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(3) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
(4)  Annualized.
(5)  Computed using average shares outstanding throughout the period.
* Effective June 30, 1998, the "GMO Core Fund" has been renamed the "GMO U.S. Core Fund."

TOBACCO-FREE CORE FUND

                                                               CLASS III SHARES
                                -------------------------------------------------------------------------------------------
                                                          YEAR ENDED FEBRUARY 28/29,
                                -------------------------------------------------------------------------------------------
                                 1999        1998        1997        1996        1995        1994        1993       1992(1)
                                -------     -------     -------     -------     -------     -------     -------     -------
Net asset value, beginning of
  period......................              $ 12.98     $ 12.93     $ 10.65     $ 11.07     $ 11.35     $ 10.50     $ 10.00
                                            -------     -------     -------     -------     -------     -------     -------
Income from investment
  operations:
  Net investment income.......                 0.22        0.24        0.28        0.23        0.34        0.31        0.12
  Net realized and unrealized
    gain......................                 4.07        2.41        3.71        0.50        1.18        0.84        0.44
                                -------     -------     -------     -------     -------     -------     -------     -------
    Total from investment
      operations..............                 4.29        2.65        3.99        0.73        1.52        1.15        0.56
                                -------     -------     -------     -------     -------     -------     -------     -------
Less distributions to
  shareholders:
  From net investment
    income....................                (0.22)      (0.24)      (0.25)      (0.28)      (0.35)      (0.30)      (0.06)
  From net realized gains.....                (3.00)      (2.36)      (1.46)      (0.87)      (1.45)      --          --
                                -------     -------     -------     -------     -------     -------     -------     -------
    Total distributions.......                (3.22)      (2.60)      (1.71)      (1.15)      (1.80)      (0.30)      (0.06)
                                -------     -------     -------     -------     -------     -------     -------     -------
Net asset value, end of
  period......................              $ 14.05     $ 12.98     $ 12.93     $ 10.65     $ 11.07     $ 11.35     $ 10.50
                                =======     =======     =======     =======     =======     =======     =======     =======
Total Return(2)...............                37.82%      22.76%      38.64%       7.36%      14.12%      11.20%       5.62%
Ratios/Supplemental Data:
  Net assets, end of period
    (000's)...................              $99,922     $66,260     $57,485     $47,969     $55,845     $85,232     $75,412
  Net expenses to average
    daily net assets..........                 0.48%       0.48%       0.48%       0.48%       0.48%       0.49%       0.49%(4)
  Net investment income to
    average daily net
    assets....................                 1.66%       1.83%       2.25%       2.52%       2.42%       2.88%       3.77%(4)
  Portfolio turnover rate.....                   70%        131%         81%        112%         38%         56%          0%
  Average broker commission
    rate per equity
    share(3)..................              $0.0251     $0.0259         N/A         N/A         N/A         N/A         N/A
  Fees and expenses
    voluntarily waived or
    borne by the Manager
    consisted of the following
    per share amounts.........              $  0.04     $  0.04     $  0.03     $  0.03     $  0.03     $  0.02     $  0.01

(1) For the period from the commencement of operations, October 31, 1991 to February 29, 1992.
(2) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(3) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
(4)  Annualized.

The above information has been audited by Price Waterhouse LLP, independent accountants. This statement should be read in conjunction with the other audited financial statements and related notes which are included in the Trust's Annual Reports, which are incorporated by reference in the Trust's Statement of Additional Information. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.

                                                           CLASS III SHARES
-----------------------------------------------------------------------------------------------------------------------------------

                                                      YEAR ENDED FEBRUARY 28/29,
-----------------------------------------------------------------------------------------------------------------------------------
  1999          1998        1997        1996        1995        1994        1993        1992      1991(1)      1990(1)      1989(1)
--------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------   ----------   ----------
          $    20.12  $    19.46  $    15.45  $    15.78  $    15.73  $    15.96  $    15.13  $    13.90   $    14.47   $    13.43
          ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------   ----------   ----------
                0.35        0.36        0.41        0.41        0.42        0.45        0.43        0.43         0.65         0.54
                5.89        3.58        5.49        0.66        1.59        1.13        1.55        1.74         2.43         0.96
          ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------   ----------   ----------
                6.24        3.94        5.90        1.07        2.01        1.58        1.98        2.17         3.08         1.50
          ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------   ----------   ----------
               (0.32)      (0.39)      (0.42)      (0.39)      (0.43)      (0.46)      (0.42)      (0.51)       (0.70)       (0.46)
               (6.05)      (2.89)      (1.47)      (1.01)      (1.53)      (1.35)      (0.73)      (0.43)       (2.95)      --
          ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------   ----------   ----------
               (6.37)      (3.28)      (1.89)      (1.40)      (1.96)      (1.81)      (1.15)      (0.94)       (3.65)       (0.46)
          ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------   ----------   ----------
          $    19.99  $    20.12  $    19.46  $    15.45  $    15.78  $    15.73  $    15.96  $    15.13   $    13.90   $    14.47
          ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========   ==========   ==========
               36.69%      22.05%      39.08%       7.45%      13.36%      10.57%      13.62%      16.52%       21.19%       11.49%
          $2,317,103  $3,051,344  $3,179,314  $2,309,248  $1,942,005  $1,892,955  $2,520,710  $1,613,945   $1,016,965   $1,222,115
                0.48%       0.48%       0.48%       0.48%       0.48%       0.49%       0.50%       0.50%        0.50%        0.50%
                1.67%       1.78%       2.25%       2.63%       2.56%       2.79%       2.90%       3.37%        3.84%        4.02%
                  60%        107%         77%         99%         40%         54%         39%         55%          72%          51%
          $     0.05  $     0.04  $     0.01  $     0.01  $     0.01  $     0.01  $     0.01  $     0.01   $     0.01   $     0.01

           CLASS IV SHARES
---------------------------------------
                         PERIOD FROM
                       JANUARY 9, 1998
                      (COMMENCEMENT OF
   YEAR ENDED          OPERATIONS) TO
FEBRUARY 28, 1999     FEBRUARY 28, 1998
-----------------     -----------------
                         $    17.65
                         ----------
                               0.04(5)
                               2.30
                         ----------
                               2.34
                         ----------
                           --
                           --
                         ----------
                           --
                         ----------
                         $    19.99
                         ==========
                              13.26%
                         $1,370,535
                              0.435%(4)
                               1.67%(4)
                                 60%
                         $   0.0299
                         $     0.01

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

VALUE FUND

                                                                      CLASS III SHARES
                                         ----------------------------------------------------------------------------
                                                                  YEAR ENDED FEBRUARY 28/29,
                                         ----------------------------------------------------------------------------
                                           1999       1998       1997       1996       1995       1994        1993
                                         --------   --------   --------   --------   --------   --------   ----------
Net asset value, beginning of period...  $          $  14.85   $  14.25   $  12.05   $  13.48   $  13.50   $    12.94
                                         --------   --------   --------   --------   --------   --------   ----------
Income from investment operations:
  Net investment income................                 0.31       0.31       0.39       0.41       0.43         0.38
  Net realized and unrealized gain.....             3.81....       2.47       3.71       0.32       1.27         0.98
                                         --------   --------   --------   --------   --------   --------   ----------
    Total from investment operations...                 4.12       2.78       4.10       0.73       1.70         1.36
                                         --------   --------   --------   --------   --------   --------   ----------
Less distributions to shareholders:
  From net investment income...........                (0.35)     (0.32)     (0.39)     (0.45)     (0.40)       (0.38)
  From net realized gains..............                (4.29)     (1.86)     (1.51)     (1.71)     (1.32)       (0.42)
                                         --------   --------   --------   --------   --------   --------   ----------
    Total distributions................                (4.64)     (2.18)     (1.90)     (2.16)     (1.72)       (0.80)
                                         --------   --------   --------   --------   --------   --------   ----------
Net asset value, end of period.........  $          $  14.33   $  14.85   $  14.25   $  12.05   $  13.48   $    13.50
                                         ========   ========   ========   ========   ========   ========   ==========
Total Return(2)........................                31.54%     21.26%     35.54%      6.85%     13.02%       11.01%
Ratios/Supplemental Data:
  Net assets, end of period (000's)....  $          $332,103   $469,591   $317,612   $350,694   $679,532   $1,239,536
  Net expenses to average daily net
    assets.............................                 0.61%      0.61%      0.61%      0.61%      0.61%        0.62%
  Net investment income to average
    daily net assets...................                 1.89%      2.17%      2.66%      2.86%      2.70%        3.15%
  Portfolio turnover rate..............                   40%        84%        65%        77%        35%          50%
  Average broker commission rate per
    equity share(3)....................  $          $ 0.0561   $ 0.0457        N/A        N/A        N/A          N/A
  Fees and expenses voluntarily waived
    or borne by the Manager consisted
    of the following per share
    amounts............................  $          $   0.05   $   0.04   $   0.02   $   0.02   $   0.02   $     0.01


                                           CLASS III SHARES
                                      --------------------------
                                      YEAR ENDED FEBRUARY 28/29,
                                      --------------------------
                                           1992     1991(1)
                                         --------   --------
Net asset value, beginning of period...  $  12.25   $  10.00
                                         --------   --------
Income from investment operations:
  Net investment income................      0.40       0.12
  Net realized and unrealized gain.....      1.11       2.16
                                         --------   --------
    Total from investment operations...      1.51       2.28
                                         --------   --------
Less distributions to shareholders:
  From net investment income...........     (0.41)     (0.03)
  From net realized gains..............     (0.41)     --
                                         --------   --------
    Total distributions................     (0.82)     (0.03)
                                         --------   --------
Net asset value, end of period.........  $  12.94   $  12.25
                                         ========   ========
Total Return(2)........................     12.96%     22.85%
Ratios/Supplemental Data:
  Net assets, end of period (000's)....  $644,136   $190,664
  Net expenses to average daily net
    assets.............................      0.67%      0.70%(4)
  Net investment income to average
    daily net assets...................      3.75%      7.89%(4)
  Portfolio turnover rate..............        41%        23%
  Average broker commission rate per
    equity share(3)....................       N/A        N/A
  Fees and expenses voluntarily waived
    or borne by the Manager consisted
    of the following per share
    amounts............................  $   0.01   $   0.01

(1) For the period from the commencement of operations, November 14, 1990 to February 28, 1991.
(2) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(3) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
(4) Annualized.

GROWTH FUND

                                                                    CLASS III SHARES
                                  -------------------------------------------------------------------------------------
                                                                YEAR ENDED FEBRUARY 28/29,
                                  -------------------------------------------------------------------------------------
                                    1999       1998       1997       1996       1995       1994       1993       1992
                                  --------   --------   --------   --------   --------   --------   --------   --------
Net asset value, beginning of
  period........................  $          $   5.18   $   5.65   $   4.45   $   4.14   $   4.55   $   5.82   $  14.54
                                  --------   --------   --------   --------   --------   --------   --------   --------
Income from investment
  operations:
  Net investment income.........                 0.04       0.07       0.08       0.06       0.06       0.07       0.19
  Net realized and unrealized
    gain........................                 1.41       1.03       1.54       0.38       0.11       0.17       1.63
                                  --------   --------   --------   --------   --------   --------   --------   --------
    Total from investment
      operations................                 1.45       1.10       1.62       0.44       0.17       0.24       1.82
                                  --------   --------   --------   --------   --------   --------   --------   --------
Less distributions to
  shareholders:
  From net investment income....                (0.06)     (0.08)     (0.07)     (0.06)     (0.06)     (0.08)     (0.23)
  From net realized gains.......                (2.19)     (1.49)     (0.35)     (0.07)     (0.52)     (1.43)    (10.31)
                                  --------   --------   --------   --------   --------   --------   --------   --------
    Total distributions.........                (2.25)     (1.57)     (0.42)     (0.13)     (0.58)     (1.51)    (10.54)
                                  --------   --------   --------   --------   --------   --------   --------   --------
Net asset value, end of
  period........................  $          $   4.38   $   5.18   $   5.65   $   4.45   $   4.14   $   4.55   $   5.82
                                  ========   ========   ========   ========   ========   ========   ========   ========
Total Return(3).................                36.37%     21.64%     37.77%     10.86%      4.13%      3.71%     20.47%
Ratios/Supplemental Data:
  Net assets, end of period
    (000's).....................  $          $202,923   $244,183   $391,366   $239,006   $230,698   $168,143   $338,439
  Net expenses to average daily
    net assets..................                 0.48%      0.48%      0.48%      0.48%      0.48%      0.49%      0.50%
  Net investment income to
    average daily net assets....                 0.79%      1.21%      1.54%      1.50%      1.38%      1.15%      1.38%
  Portfolio turnover rate.......                   60%       100%        76%       139%        57%        36%        46%
  Average broker commission rate
    per equity share(4).........  $          $ 0.0263   $ 0.0281        N/A        N/A        N/A        N/A        N/A
  Fees and expenses voluntarily
    waived or borne by the
    Manager consisted of the
    following per share
    amounts.....................  $          $   0.01   $   0.01      --(2)      --(2)      --(2)      --(2)      --(2)

                                          CLASS III SHARES
                                  --------------------------------
                                     YEAR ENDED FEBRUARY 28/29,
                                  --------------------------------
                                     1991        1990     1989(1)
                                  ----------   --------   --------
Net asset value, beginning of
  period........................  $    12.64   $  10.49   $  10.00
                                  ----------   --------   --------
Income from investment
  operations:
  Net investment income.........        0.25       0.26       0.03
  Net realized and unrealized
    gain........................        2.61       2.40       0.46
                                  ----------   --------   --------
    Total from investment
      operations................        2.86       2.66       0.49
                                  ----------   --------   --------
Less distributions to
  shareholders:
  From net investment income....       (0.25)     (0.23)     --
  From net realized gains.......       (0.71)     (0.28)     --
                                  ----------   --------   --------
    Total distributions.........       (0.96)     (0.51)     --
                                  ----------   --------   --------
Net asset value, end of
  period........................  $    14.54   $  12.64   $  10.49
                                  ==========   ========   ========
Total Return(3).................       24.24%     25.35%      4.90%
Ratios/Supplemental Data:
  Net assets, end of period
    (000's).....................  $1,004,345   $823,891   $291,406
  Net expenses to average daily
    net assets..................        0.50%      0.50%      0.08%
  Net investment income to
    average daily net assets....        1.91%      2.34%      0.52%
  Portfolio turnover rate.......          45%        57%         0%
  Average broker commission rate
    per equity share(4).........         N/A        N/A        N/A
  Fees and expenses voluntarily
    waived or borne by the
    Manager consisted of the
    following per share
    amounts.....................      --(2)       --(2)      --(2)

(1) For the period from the commencement of operations, December 28, 1988 to February 28, 1989.
(2) Fees and expenses voluntarily waived or borne by the Manager of less than $.01 per share for each period presented.
(3) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

The above information has been audited by Price Waterhouse LLP, independent accountants. This statement should be read in conjunction with the other audited financial statements and related notes which are included in the Trust's Annual Reports, which are incorporated by reference in the Trust's Statement of Additional Information. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)
U.S. SECTOR FUND

                                                                                    CLASS III SHARES
                                                        ------------------------------------------------------------------------
                                                                               YEAR ENDED FEBRUARY 28/29,
                                                        ------------------------------------------------------------------------
                                                         1999      1998       1997       1996       1995       1994     1993(1)
                                                        -------  --------   --------   --------   --------   --------   --------
Net asset value, beginning of period...................           $ 13.03   $  13.63   $  11.06   $  11.26   $  10.38   $  10.00
                                                                  -------   --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income................................             0.29(5)     0.26       0.29       0.28       0.29       0.05
  Net realized and unrealized gain.....................             2.61        2.20       3.90       0.49       1.21       0.33
                                                                  -------   --------   --------   --------   --------   --------
    Total from investment operations...................             2.90        2.46       4.19       0.77       1.50       0.38
                                                                  -------   --------   --------   --------   --------   --------
Less distributions to shareholders:
  From net investment income...........................             (0.40)     (0.22)     (0.29)     (0.27)     (0.30)     --
  In excess of net investment income...................             (0.01)     --         --         --         --         --
  From net realized gains..............................             (6.99)     (2.84)     (1.33)     (0.70)     (0.32)     --
                                                                  -------   --------   --------   --------   --------   --------
    Total distributions................................             (7.40)     (3.06)     (1.62)     (0.97)     (0.62)     --
                                                                  -------   --------   --------   --------   --------   --------
Net asset value, end of period.........................           $  8.53   $  13.03   $  13.63   $  11.06   $  11.26   $  10.38
                                                                  =======   ========   ========   ========   ========   ========
Total Return(2)........................................             29.61%     20.88%     38.90%      7.56%     14.64%      3.80%
Ratios/Supplemental Data:
  Net assets, end of period (000's)....................           $70,823   $226,711   $211,319   $207,291   $167,028   $169,208
  Net expenses to average daily net assets.............              0.27%      0.48%      0.48%      0.48%      0.48%      0.48%(4)
  Net investment income to average daily net assets....              2.53%      1.99%      2.27%      2.61%      2.56%      3.20%(4)
  Portfolio turnover rate..............................               150%       104%        84%       101%        53%         9%
  Average broker commission rate per equity share(3)...           $0.0474   $ 0.0270        N/A        N/A        N/A        N/A
  Fees and expenses voluntarily waived or borne by the
    Manager consisted
    of the following per share amounts.................           $  0.04   $   0.02   $   0.01   $   0.01   $   0.01   $   0.01

(1) For the period from the commencement of operations, December 31, 1992 to February 28, 1993.
(2) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(3) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
(4) Annualized.
(5) Computed using average shares outstanding throughout the period.

SMALL CAP VALUE FUND*

                                                                             CLASS III SHARES
                                             -----------------------------------------------------------------------------------
                                                                         YEAR ENDED FEBRUARY 28/29,
                                             -----------------------------------------------------------------------------------
                                               1999      1998       1997       1996       1995       1994       1993     1992(1)
                                             -------  --------   --------   --------   --------   --------   --------   --------
Net asset value, beginning of period........          $  15.89   $  13.89   $  13.61   $  14.31   $  12.68   $  11.12   $  10.00
                                                      --------   --------   --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income.....................              0.27       0.28       0.23       0.20       0.21       0.22       0.04
  Net realized and unrealized gain..........              4.85       2.32       3.20       0.34       2.14       1.59       1.08
                                                      --------   --------   --------   --------   --------   --------   --------
    Total from investment operations........              5.12       2.60       3.43       0.54       2.35       1.81       1.12
                                                      --------   --------   --------   --------   --------   --------   --------
Less distributions to shareholders:
  From net investment income................             (0.29)     (0.27)     (0.23)     (0.20)     (0.22)     (0.21)     --
  From net realized gains...................             (2.44)     (0.33)     (2.92)     (1.04)     (0.50)     (0.04)     --
                                                      --------   --------   --------   --------   --------   --------   --------
    Total distributions.....................             (2.73)     (0.60)     (3.15)     (1.24)     (0.72)     (0.25)     --
                                                      --------   --------   --------   --------   --------   --------   --------
Net asset value, end of period..............          $  18.28   $  15.89   $  13.89   $  13.61   $  14.31   $  12.68   $  11.12
                                                      ========   ========   ========   ========   ========   ========   ========
Total Return(2).............................             34.43%     19.12%     27.18%      4.48%     18.97%     16.46%     11.20%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........          $769,612   $655,373   $231,533   $235,781   $151,286   $102,232   $ 58,258
  Net expenses to average daily net
    assets..................................              0.48%      0.48%      0.48%      0.48%      0.48%      0.49%      0.49%(4)
  Net investment income to average daily net
    assets..................................              1.51%      2.15%      1.67%      1.55%      1.66%      2.02%      2.19%(4)
  Portfolio turnover rate...................                56%        58%       135%        54%        30%         3%         0%
  Average broker commission rate per equity
    share(3)................................          $ 0.0305   $ 0.0271        N/A        N/A        N/A        N/A        N/A
  Fees and expenses voluntarily waived or
    borne by the Manager consisted of the
    following per share amounts.............          $   0.04   $   0.03   $   0.02   $   0.01   $   0.02   $   0.02   $   0.01

(1) For the period from commencement of operations, December 31, 1991 to February 29, 1992.
(2) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(3) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
(4) Annualized.
* Effective December 1, 1996, the "GMO Core II Secondaries Fund" has been renamed the "GMO Small Cap Value Fund."

The above information has been audited by Price Waterhouse LLP, independent accountants. This statement should be read in conjunction with the other audited financial statements and related notes which are included in the Trust's Annual Reports, which are incorporated by reference in the Trust's Statement of Additional Information. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

SMALL CAP GROWTH FUND

                                                                                      CLASS III SHARES
                                                              -----------------------------------------------------------------
                                                               YEAR ENDED FEBRUARY 28,            PERIOD FROM DECEMBER 31, 1996
                                                               -----------------------            (COMMENCEMENT OF OPERATIONS)
                                                                  1999          1998                   TO FEBRUARY 28, 1997
                                                               ---------    ----------           -----------------------------
Net asset value, beginning of period........................                   $   9.82                   $  10.00
                                                                               --------                   --------
Income from investment operations:
  Net investment income.....................................                       0.05                       0.01
  Net realized and unrealized gain (loss)...................                       3.43                      (0.19)
                                                                               --------                   --------
    Total from investment operations........................                       3.48                      (0.18)
                                                                               --------                   --------
Less distributions to shareholders:
  From net investment income................................                      (0.06)                --
  In excess of net investment income........................                      (0.01)                --
  From net realized gains...................................                      (0.95)                --
                                                                               --------                   --------
    Total distributions.....................................                      (1.02)                --
                                                                               --------                   --------
Net asset value, end of period..............................                   $  12.28                   $   9.82
                                                                               ========                   ========
Total Return(1).............................................                      36.66%                     (1.80)%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................                   $399,613                   $159,898
  Net expenses to average daily net assets..................                       0.48%                      0.48%(2)
  Net investment income to average daily net assets.........                       0.47%                      0.70%(2)
  Portfolio turnover rate...................................                        132%                        13%
  Average broker commission rate per equity share...........                   $ 0.0277                   $ 0.0344
  Fees and expenses voluntarily waived or borne by the
    Manager consisted
    of the following per share amount.......................                   $   0.03                   $   0.01

(1) Calculation excludes purchase premiums and redemption fees. The total return would have been lower had certain expenses not been waived during the period shown.
(2) Annualized

FUNDAMENTAL VALUE FUND

                                                                                    CLASS III SHARES
                                                   -----------------------------------------------------------------------------
                                                                               YEAR ENDED FEBRUARY 28/29,
                                                   -----------------------------------------------------------------------------
                                                   1999   1998       1997       1996       1995       1994      1993     1992(1)
                                                   ----   ----       ----       ----       ----       ----      ----     -------
Net asset value, beginning of period...........         $  16.33   $  15.04   $  12.54   $  12.49   $  11.71   $ 10.82   $ 10.00
                                                        --------   --------   --------   --------   --------   -------   -------
Income from investment operations:
  Net investment income........................             0.35       0.33       0.37       0.34       0.27      0.30      0.11
  Net realized and unrealized gain.............             3.90       2.53       3.26       0.55       1.64      1.32      0.77
                                                        --------   --------   --------   --------   --------   -------   -------
    Total from investment operations...........             4.25       2.86       3.63       0.89       1.91      1.62      0.88
                                                        --------   --------   --------   --------   --------   -------   -------
Less distributions to shareholders:
  From net investment income...................            (0.38)     (0.32)     (0.37)     (0.32)     (0.28)    (0.30)    (0.06)
  From net realized gains......................            (8.28)     (1.25)     (0.76)     (0.52)     (0.85)    (0.43)       --
                                                        --------   --------   --------   --------   --------   -------   -------
    Total distributions........................            (8.66)     (1.57)     (1.13)     (0.84)     (1.13)    (0.73)    (0.06)
                                                        --------   --------   --------   --------   --------   -------   -------
Net asset value, end of period.................         $  11.92   $  16.33   $  15.04   $  12.54   $  12.49   $ 11.71   $ 10.82
                                                        ========   ========   ========   ========   ========   =======   =======
Total Return(2)................................            30.43%     20.03%     29.95%      7.75%     16.78%    15.66%     8.87%
Ratios/Supplemental Data:
Net assets, end of period (000's)..............         $127,036   $232,583   $212,428   $182,871   $147,767   $62,339   $32,252
  Net expenses to average daily net assets.....             0.75%      0.75%      0.75%      0.75%      0.75%     0.73%     0.62%(4)
  Net investment income to average daily net
    assets.....................................             1.84%      2.15%      2.61%      2.84%      2.32%     2.77%     3.43%(4)
  Portfolio turnover rate......................               21%        25%        34%        49%        65%       83%       33%
  Average broker commission rate per equity
    share(3)...................................         $ 0.0670   $ 0.0590        N/A        N/A        N/A       N/A       N/A
  Fees and expenses voluntarily waived or borne
    by the Manager consisted of the following
    per share amounts..........................         $   0.04   $   0.02   $   0.01   $   0.01   $   0.01   $  0.03   $  0.03

(1) For the period from the commencement of operations, October 31, 1991 to February 29, 1992.
(2) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(3) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
(4) Annualized.

The above information has been audited by Price Waterhouse LLP, independent accountants. This statement should be read in conjunction with the other audited financial statements and related notes which are included in the Trust's Annual Reports, which are incorporated by reference in the Trust's Statement of Additional Information. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

REIT FUND

                                                                                    CLASS III SHARES
                                                                 ------------------------------------------------------------
                                                                 YEAR ENDED FEBRUARY 28,           PERIOD FROM MAY 31, 1996
                                                                 ----------------------          (COMMENCEMENT OF OPERATIONS)
                                                                   1999          1998                TO FEBRUARY 28, 1997
                                                                 -------     ---------          -----------------------------
Net asset value, beginning of period.....................                     $  12.62                  $  10.00
                                                                              --------                  --------
Income from investment operations:
  Net investment income..................................                         0.53                      0.24
  Net realized and unrealized gain.......................                         1.26                      2.60
                                                                              --------                  --------
    Total from investment operations.....................                         1.79                      2.84
                                                                              --------                  --------
Less distributions to shareholders:
  From net investment income.............................                        (0.57)                    (0.17)
  In excess of net investment income.....................                        (0.03)               --
  From net realized gains................................                        (0.89)                    (0.05)
                                                                              --------                  --------
    Total distributions..................................                        (1.49)                    (0.22)
                                                                              --------                  --------
Net asset value, end of period...........................                     $  12.92                  $  12.62
                                                                              ========                  ========
Total Return(1)..........................................                        14.29%                    28.49%
Ratios/Supplemental Data:
  Net assets, end of period (000's)......................                     $374,774                  $260,929
  Net expenses to average daily net assets...............                         0.69%(2)                  0.69%(2)
  Net investment income to average daily net assets......                         4.10%(2)                  4.72%(2)
  Portfolio turnover rate................................                           86%                       21%
  Average broker commission rate per equity share........                     $ 0.0394                  $ 0.0323
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amount..                     $   0.03                  $   0.02

(1) Calculation excludes purchase premiums and redemption fees. The total return would have been lower had certain expenses not been waived during the period shown.
(2)  Annualized.

The above information has been audited by Price Waterhouse LLP, independent accountants. This statement should be read in conjunction with the other audited financial statements and related notes which are included in the Trust's Annual Reports, which are incorporated by reference in the Trust's Statement of Additional Information. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered.

                              FINANCIAL HIGHLIGHTS

                (For a Share outstanding throughout each period)

INTERNATIONAL EQUITY FUNDS

INTERNATIONAL CORE FUND

                                               CLASS II SHARES                                 CLASS III SHARES
                                    -------------------------------------------   --------------------------------------------------
                                                                PERIOD FROM
                                                             SEPTEMBER 26, 1996
                                   YEAR ENDED FEBRUARY 28,    (COMMENCEMENT OF                YEAR ENDED FEBRUARY 28/29,
                                    -------------------        OPERATIONS) TO     --------------------------------------------------
                                       1999      1998         FEBRUARY 28, 1997      1998        1997           1996         1995
                                    --------    -------       -----------------   -----------  ----------    ----------   ----------
Net asset value, beginning of
  period..........................             $ 24.36         $ 24.60          $    24.37   $    24.62    $    22.32   $    25.56
                                               -------         -------          ----------   ----------    ----------    ---------
Income (loss) from investment
  operations:
  Net investment income...........                0.52(7)         0.14                0.54(7)      0.59          0.36         0.27
  Net realized and unrealized gain
    (loss)........................                1.94            0.96                1.96         1.02          3.09        (1.57)
                                               -------         -------          ----------   ----------    ----------   ----------
    Total from investment
      operations..................                2.46            1.10                2.50         1.61          3.45        (1.30)
                                               -------         -------          ----------   ----------    ----------   ----------
Less distributions to shareholders:
  From net investment income......               (0.74)          (0.27)              (0.75)       (0.33)        (0.39)       (0.35)
  From net realized gains.........               (2.92)          (1.07)              (2.92)       (1.53)        (0.76)       (1.59)
                                               -------         -------          ----------   ----------    ----------   ----------
    Total distributions...........               (3.66)          (1.34)              (3.67)       (1.86)        (1.15)       (1.94)
                                               -------         -------          ----------   ----------    ----------   ----------
Net asset value, end of period....             $ 23.16         $ 24.36          $    23.20   $    24.37    $    24.62   $    22.32
                                               =======         =======          ==========   ==========    ==========   ==========
Total Return(2)...................               11.60%           4.51%              11.71%        6.72%        15.72%       (5.31)%
Ratios/Supplemental Data:
  Net assets, end of period
     (000's)......................             $12,500         $25,302          $3,046,510   $4,232,937    $4,538,036   $2,591,646
  Net expenses to average daily
    net assets....................                0.76%           0.80%(4,5)          0.69%        0.71%(3)      0.71%(3)     0.70%
  Net investment income to average
     daily net assets.............                2.14%           0.98%(5)            2.19%        2.34%         1.93%        1.48%
  Portfolio turnover rate.........                  68%             97%                 68%          97%           14%          53%
  Average broker commission rate
     per equity share(6)..........             $0.0077         $0.0062          $   0.0077   $   0.0062           N/A          N/A
  Fees and expenses voluntarily
     waived or borne by the Manager
     consisted of the following per
     share amounts................             $  0.07         $  0.05          $     0.07   $     0.06    $     0.03    $    0.03

(1) For the period from the commencement of operations, April 7, 1987 to February 29, 1988.
(2) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(3) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .02% of average daily net assets.
(4) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .04% of average daily net assets.
(5)  Annualized.
(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. The average broker commission rate will vary depending on the markets in which trades are executed.
(7)  Computed using average shares outstanding throughout the period.

CURRENCY HEDGED INTERNATIONAL CORE FUND

                                                        CLASS III SHARES                                CLASS IV SHARES
                                 -------------------------------------------------------------- ------------------------------------
                                                                                                                     PERIOD FROM
                                                                                                                    JANUARY 9, 1998
                                 YEAR ENDED FEBRUARY 28,                                                           (COMMENCEMENT OF
                                 -----------------------    YEAR ENDED         PERIOD ENDED       YEAR ENDED        OPERATIONS) TO
                                 1999         1998       FEBRUARY 28, 1997 FEBRUARY 29, 1996(1) FEBRUARY 28, 1999  FEBRUARY 28, 1998
                                 ----------------------- ----------------- -------------------- -----------------  -----------------
Net asset value, beginning
  of period....................              $  12.68      $  11.54            $  10.00                              $  10.87
                                             --------      --------            --------                              --------
Income from investment
  operations:
  Net investment income........                  0.27(6)       0.22                0.23                                  0.01(6)
  Net realized and unrealized
    gain.......................                  1.72          1.63                1.44                                  1.04
                                             --------      --------            --------                              --------
    Total from investment
      operations...............                  1.99          1.85                1.67                                  1.05
                                             --------      --------            --------                              --------
Less distributions to
  shareholders from:
  Net investment income........                 (0.27)        (0.28)              (0.06)                              --
  Net realized gains...........                 (2.48)        (0.43)              (0.07)                              --
                                             --------      --------            --------                               --------
    Total distributions........                 (2.75)        (0.71)              (0.13)                               --
                                             --------      --------            --------                               --------
Net asset value, end of
   period......................              $  11.92      $  12.68            $  11.54                               $  11.92
                                             ========      ========            ========                               ========
Total Return(2)................                 17.98%        16.55%              16.66%                                  9.66%
Ratios/Supplemental Data:
  Net assets, end of period
    (000's)....................              $207,653      $581,099            $407,227                               $362,829
  Net expenses to average daily
     net assets................                  0.69%         0.72%(3)            0.69%(4)                               0.63%(4)
  Net investment income to
    average daily net assets...                  2.15%         2.25%               1.89%(4)                               0.72%(4)
  Portfolio turnover rate......                    96%           84%                  7%                                    96%
  Average broker commission rate
    per equity share(5)........              $ 0.0086      $ 0.0067                 N/A                               $ 0.0086
  Fees and expenses voluntarily
    waived or borne by the
    Manager consisted of the
    following per share
    amounts....................              $   0.05      $   0.04            $   0.05                               $   0.01

(1)  Period from June 30, 1995 (commencement of operations) to February 29,
     1996.
(2) Calculation excludes purchase premiums. The total return would have been lower had certain expenses not been waived during the period shown.
(3) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .03% of average daily net assets.
(4)  Annualized.
(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. The average broker commission rate will vary depending on the markets in which trades are executed.
(6)  Computed using average shares outstanding throughout the period.

The above information has been audited by Price Waterhouse LLP, independent accountants. This statement should be read in conjunction with the other audited financial statements and related notes which are included in the Trust's Annual Reports, which are incorporated by reference in the Trust's Statement of Additional Information. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.

                                             CLASS III SHARES                                               CLASS IV SHARES
   --------------------------------------------------------------------------------------------     --------------------------------
                                                                                                                     PERIOD FROM
                                                                                                                   JANUARY 9, 1998
                                    YEAR ENDED FEBRUARY 28/29,                                       YEAR ENDED    (COMMENCEMENT OF
   --------------------------------------------------------------------------------------------     FEBRUARY 28,    OPERATIONS) TO
      1994           1993          1992          1991          1990         1989        1988(1)         1999       FEBRUARY 28, 1998
   ----------      --------      --------      --------      --------      -------      -------     ------------   -----------------
   $    18.51      $  18.80      $  18.73      $  18.79      $  17.22      $ 14.76      $ 15.00                    $  20.61
   ----------      --------      --------      --------      --------      -------      -------                    --------
         0.29          0.29          0.29          0.55          0.49         0.45         0.18                        0.02(7)
         7.44         (0.04)         0.22          0.69          1.93         3.37        (0.03)                       2.56
   ----------      --------      --------      --------      --------      -------      -------                    --------
         7.73          0.25          0.51          1.24          2.42         3.82         0.15                        2.58
   ----------      --------      --------      --------      --------      -------      -------                    --------
        (0.27)        (0.20)        (0.28)        (0.54)        (0.55)       (0.45)       (0.05)                         --
        (0.41)        (0.34)        (0.16)        (0.76)        (0.30)       (0.91)       (0.34)                         --
   ----------      --------      --------      --------      --------      -------      -------                    --------
        (0.68)        (0.54)        (0.44)        (1.30)        (0.85)       (1.36)       (0.39)                         --
   ----------      --------      --------      --------      --------      -------      -------                    --------
   $    25.56      $  18.51      $  18.80      $  18.73      $  18.79      $ 17.22      $ 14.76                    $  23.19
   ==========      ========      ========      ========      ========      =======      =======                    ========
        42.10%         1.43%         2.84%         7.44%        13.99%       26.35%        1.07%                      12.52%
   $2,286,431      $918,332      $414,341      $173,792      $101,376      $35,636      $11,909                    $682,952
         0.71%(3)      0.70%         0.70%         0.78%         0.80%        0.88%        0.70%(5)                    0.63%(5)
         1.48%         2.36%         2.36%         3.32%         3.17%        3.19%        1.27%(5)                    0.68%(5)
           23%           23%           35%           81%           45%          37%         129%                         68%
          N/A           N/A           N/A           N/A           N/A          N/A          N/A                    $ 0.0077
   $     0.03      $   0.03      $   0.02      $   0.01      $   0.02      $  0.05      $  0.08                    $   0.01

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)
FOREIGN FUND*

                                                       CLASS II SHARES
                               --------------------------------------------------------------
                                                                              PERIOD FROM
                                                                           SEPTEMBER 30, 1996
                                      YEAR ENDED FEBRUARY 28,              (COMMENCEMENT OF
                               --------------------------------------       OPERATIONS) TO
                                     1999                   1998            FEBRUARY 28, 1997
                               --------------          --------------      ------------------
Net asset value, beginning of
 period......................                            $ 10.65              $ 10.02
                                                         -------              -------
Income (loss) from investment
 operations:
 Net investment income.......                               0.18(6)              0.06
 Net realized and unrealized
   gain (loss)...............                               1.48                 0.65
                                                         -------              -------
   Total from investment
     operations..............                               1.66                 0.71
                                                         -------              -------
Less distributions to
 shareholders:
 From net investment
   income....................                              (0.22)               (0.08)
 From net realized gains.....                              (0.00)(7)               --
                                                         -------              -------
   Total distributions.......                              (0.22)               (0.08)
                                                         -------              -------
Net asset value, end of
 period......................                            $ 12.09              $ 10.65
                                                         =======              =======
Total Return(1)..............                              15.94%                7.08%
Ratios/Supplemental Data:
 Net assets, end of period
   (000's)...................                            $53,949              $21,957
 Net expenses to average
   daily net assets..........                               0.82%                0.84%(2,4)
 Net investment income to
   average daily net
   assets....................                               1.60%                0.83%(2)
 Portfolio turnover rate.....                                 19%                  13%
 Average broker commission
   rate per equity
   share(5)..................                            $0.0153              $0.0204
 Fees and expenses
   voluntarily waived or
   borne by the Manager
   consisted of the following
   per share amounts.........                            $  0.03              $  0.02



                                          CLASS III SHARES                                             CLASS IV SHARES
                                ---------------------------------------------------------     -------------------------------------
                                                                           PERIOD FROM                                PERIOD FROM
                                                                           JUNE 28, 1996                            JANUARY 9, 1998
                                       YEAR ENDED FEBRUARY 28,           (COMMENCEMENT OF                          (COMMENCEMENT OF
                                --------------------------------------    OPERATIONS) TO        YEAR ENDED          OPERATIONS) TO
                                      1999                   1998        FEBRUARY 28, 1997    FEBRUARY 28, 1999    FEBRUARY 28, 1998
                                --------------          --------------  -----------------     -----------------    -----------------
Net asset value, beginning of
 period......................                             $  10.66            $  10.00                                 $  10.90
                                                          --------            --------                                 --------
Income (loss) from investment
 operations:
 Net investment income.......                                 0.21(6)             0.08                                       --(8)
 Net realized and unrealized
   gain (loss)...............                                 1.45                0.66                                     1.21
                                                          --------            --------                                 --------
   Total from investment
     operations..............                                 1.66                0.74                                     1.21
                                                          --------            --------                                 --------
Less distributions to
 shareholders:
 From net investment
   income....................                                (0.22)              (0.08)                                       --
 From net realized gains.....                                (0.00)(7)              --                                        --
                                                          --------            --------                                  --------
   Total distributions.......                                (0.22)              (0.08)                                       --
                                                          --------            --------                                  --------
Net asset value, end of
 period......................                             $  12.10            $  10.66                                  $  12.11
                                                          ========            ========                                  ========
Total Return(1)..............                                15.95%               7.37%                                    11.10%
Ratios/Supplemental Data:
 Net assets, end of period
   (000's)...................                             $847,427            $671,829                                  $219,785
 Net expenses to average
   daily net assets..........                                 0.75%               0.76%(2,3)                                0.69%(2)
 Net investment income to
   average daily net
   assets....................                                 1.80%               1.24%(2)                                  0.26%(2)
 Portfolio turnover rate.....                                   19%                 13%                                       19%
 Average broker commission
   rate per equity
   share(5)..................                             $ 0.0153            $ 0.0204                                  $ 0.0153
 Fees and expenses
   voluntarily waived or
   borne by the Manager
   consisted of the following
   per share amounts.........                             $   0.03            $   0.02                                   $     --(9)


(1) The total return would have been lower had certain expenses not been waived during the period shown.
(2)  Annualized.
(3) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .01% of average daily net assets for the period ended February 28, 1997.
(4) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .02% of average daily net assets for the period ended February 28, 1997.
(5) The average broker commission rate will vary depending on the markets in which trades are executed.
(6) Computed using average shares outstanding throughout the period.
(7)  The per share realized gain distribution was $0.004
(8)  Net investment income earned was less than $0.01 per share.
     Computed using average shares outstanding throughout the period.
(9) Fees or expenses voluntarily waived or borne by the Manager were less than $0.01 per share.
(a)  The fiscal year end of the GMO Pool was June 30.
(b) Expenses for the GMO Pool were paid directly by its unitholders.
(c) Net of annual total GMO Pool expenses of 0.83% paid directly by unitholders.
  * The GMO Foreign Fund (the "Foreign Fund") commenced operations on June 28, 1996 subsequent to a transaction involving, in essence, the reorganization of the GMO
     International Equities Pool of The Common Fund for Nonprofit
     Organizations (the "GMO Pool") as the Foreign Fund. For more information, see "Certain Financial Information Relating to the GMO Foreign Fund."
 **  All information relating to the time periods prior to June
     28, 1996 relates to the GMO Pool. Total return figures are based on historical earnings but past performance data is not necessarily indicative of future performance of the Foreign Fund. The per unit information for the GMO Pool has been restated to conform to the Foreign Fund's initial net asset value of $10.00 per share on such date. The GMO Pool was not a registered investment company as it was exempt from registration under the 1940 Act and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the GMO Pool had been registered under the 1940
     Act, its performance may have been adversely affected. The
     GMO Pool's performance information is also presented as the performance of the Foreign Fund for periods prior to June
     28, 1996 by including the total return of the GMO Pool; such information does not constitute the financial highlights of the Foreign Fund. For more information relating to the GMO
     Pool and the reorganization of the Foreign Fund, see
     "Certain Financial Information Relating to the GMO Foreign
     Fund."

Except as otherwise noted, the above information has been audited by Price Waterhouse LLP, independent accountants. The information relating to the periods ended February 28, 1997 and February 28, 1998 should be read in conjunction with the financial statements and related notes which are included in the Foreign Fund's Annual Report, and which are incorporated by reference in the Trust's Statement of Additional Information. The GMO Pool had only one class of outstanding units. Expenses charged to GMO Pool unitholders were fixed at a level above that of the Foreign Fund's Class II and Class III Shares.

                                    GMO POOL PERFORMANCE INFORMATION**
                                               (UNAUDITED)
     ------------------------------------------------------------------------------------------------
                                          Year Ended June 30,(a)
     ------------------------------------------------------------------------------------------------
      1996          1995          1994          1993          1992          1991           1990
     ------        ------        ------        ------        ------        -------        ------
     $ 8.90        $ 8.52        $ 6.88        $ 6.72        $ 5.94        $  7.04        $ 5.71
     ------        ------        ------        ------        ------        -------        ------
       0.27(b)       0.27(b)       0.15(b)       0.23(b)       0.21(b)        0.29(b)       0.29(b)
       1.07          0.37          1.65          0.15          0.79          (1.09)         1.32
     ------        ------        ------        ------        ------        -------        ------
       1.34          0.64          1.80          0.38          1.00          (0.80)         1.61
     ------        ------        ------        ------        ------        -------        ------
      (0.24)        (0.26)        (0.16)        (0.22)        (0.22)         (0.30)        (0.28)
     ======        ======        ======        ======        ======        =======        ======
     $10.00        $ 8.90        $ 8.52        $ 6.88        $ 6.72        $  5.94        $ 7.04
     ======        ======        ======        ======        ======        =======        ======
      14.25%(c)      6.82%(c)     25.43%(c)      5.10%(c)     16.22%(c)     (11.99)%(c)    27.53%(c)
        N/A           N/A           N/A           N/A           N/A            N/A           N/A
        N/A           N/A           N/A           N/A           N/A            N/A           N/A
        N/A           N/A           N/A           N/A           N/A            N/A           N/A
        N/A           N/A           N/A           N/A           N/A            N/A           N/A
        N/A           N/A           N/A           N/A           N/A            N/A           N/A
        N/A           N/A           N/A           N/A           N/A            N/A           N/A

            GMO POOL PERFORMANCE INFORMATION**
                       (UNAUDITED)
     ------------------------------------------------
                  Year Ended June 30,(a)
     ------------------------------------------------
      1989          1988          1987          1986
     ------        ------        ------        ------
     $ 5.05        $ 5.10        $ 3.83        $ 2.12
     ------        ------        ------        ------
       0.23(b)       0.18(b)       0.14(b)       0.12(b)
       0.66         (0.04)         1.27          1.71
     ------        ------        ------        ------
       0.89          0.14          1.41          1.83
     ------        ------        ------        ------
      (0.23)        (0.19)        (0.14)        (0.12)
     ======        ======        ======        ======
     $ 5.71        $ 5.05        $ 5.10        $ 3.83
     ======        ======        ======        ======
      17.04%(c)      1.96%(c)     36.38%(c)     86.92%(c)
        N/A           N/A           N/A           N/A
        N/A           N/A           N/A           N/A
        N/A           N/A           N/A           N/A
        N/A           N/A           N/A           N/A
        N/A           N/A           N/A           N/A
        N/A           N/A           N/A           N/A

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

INTERNATIONAL SMALL COMPANIES FUND

                                                    CLASS III SHARES
                                  -----------------------------------------------------
                                               YEAR ENDED FEBRUARY 28/29,
                                  -----------------------------------------------------
                                    1999          1998           1997            1996
                                    ----          ----           ----            ----
Net asset value, beginning of
  period........................  $             $  13.46       $  12.95        $  11.95
                                  --------      --------       --------        --------
Income (loss) from investment
  operations:
  Net investment income.........                    0.27           0.23            0.18
  Net realized and unrealized
    gain (loss).................                    0.42           0.55            1.16
                                  --------      --------       --------        --------
    Total from investment
      operations................                    0.69           0.78            1.34
                                  --------      --------       --------        --------
Less distributions to
  shareholders:
  From net investment income....                   (0.26)         (0.07)          (0.17)
  In excess of net investment
    income......................                   --             --              (0.02)
  From net realized gains.......                   (1.67)         (0.20)          (0.15)
  In excess of net realized
    gains.......................                   --             --              --
                                  --------      --------       --------        --------
    Total distributions.........                   (1.93)         (0.27)          (0.34)
                                  --------      --------       --------        --------
Net asset value, end of
  period........................                $  12.22       $  13.46        $  12.95
                                  ========      ========       ========        ========
Total Return(2).................                    6.92%          5.99%          11.43%
Ratios/Supplemental Data:
  Net assets, end of period
    (000's).....................                $234,155       $235,653        $218,964
  Net expenses to average daily
    net assets..................                    0.75%          0.76%(3)        0.76%(3)
  Net investment income to
    average daily net assets....                    1.93%          1.75%           1.84%
  Portfolio turnover rate.......                      79%            13%             13%
  Average broker commission rate
    per equity share(4).........                $ 0.0063       $ 0.0015             N/A
  Fees and expenses voluntarily
    waived or borne by the
    Manager consisted of the
    following per share
    amounts.....................                $   0.12       $   0.10        $   0.07

                                                  CLASS III SHARES
                                  ------------------------------------------------
                                             YEAR ENDED FEBRUARY 28/29,
                                  ------------------------------------------------
                                    1995        1994          1993         1992(1)
                                    ----        ----          ----         -------
Net asset value, beginning of
  period........................  $  14.45    $   8.91       $  9.62       $ 10.00
                                  --------    --------       -------       -------
Income (loss) from investment
  operations:
  Net investment income.........      0.18        0.15          0.35          0.06
  Net realized and unrealized
    gain (loss).................     (1.52)       5.59         (0.68)        (0.43)
                                  --------    --------       -------       -------
    Total from investment
      operations................     (1.34)       5.74         (0.33)        (0.37)
                                  --------    --------       -------       -------
Less distributions to
  shareholders:
  From net investment income....     (0.20)      (0.12)        (0.38)        (0.01)
  In excess of net investment
    income......................     --          --            --            --
  From net realized gains.......     (0.96)      (0.08)        --            --
  In excess of net realized
    gains.......................     --          --            --            --
                                  --------    --------       -------       -------
    Total distributions.........     (1.16)      (0.20)        (0.38)        (0.01)
                                  --------    --------       -------       -------
Net asset value, end of
  period........................  $  11.95    $  14.45       $  8.91       $  9.62
                                  ========    ========       =======       =======
Total Return(2).................     (9.66)%     64.67%        (3.30)%       (3.73)%
Ratios/Supplemental Data:
  Net assets, end of period
    (000's).....................  $186,185    $132,645       $35,802       $24,467
  Net expenses to average daily
    net assets..................      0.76%(3)     0.75%        0.75%         0.85%(5)
  Net investment income to
    average daily net assets....      1.45%       1.50%         4.02%         1.91%(5)
  Portfolio turnover rate.......        58%         38%           20%            1%
  Average broker commission rate
    per equity share(4).........       N/A         N/A           N/A           N/A
  Fees and expenses voluntarily
    waived or borne by the
    Manager consisted of the
    following per share
    amounts.....................  $   0.08    $   0.09       $  0.09       $  0.05

(1) For the period from the commencement of operations, October 14, 1991 to February 29, 1992.
(2) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(3) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .01% of average daily net assets.
(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. The average broker commission rate will vary depending on the markets in which trades are executed.
(5) Annualized.

JAPAN FUND

                                                              CLASS III SHARES
                                           -----------------------------------------------------
                                                         YEAR ENDED FEBRUARY 28/29,
                                           -----------------------------------------------------
                                             1999           1998           1997           1996
                                             ----           ----           ----           ----
Net asset value, beginning of period.....  $              $   7.02       $   8.52       $   9.12
                                           --------       --------       --------       --------
Income (loss) from investment operations:
  Net investment income (loss)...........                     0.01          --(2)          (0.01)(2)
  Net realized and unrealized gain
    (loss)...............................                    (0.67)         (1.50)          0.79
                                           --------       --------       --------       --------
    Total from investment operations.....                    (0.66)         (1.50)          0.78
                                           --------       --------       --------       --------
Less distributions to shareholders:
  From net investment income.............                    --             --             --
  In excess of net investment income.....                    --             --             --
  From net realized gains................                    --             --             (1.38)
  From paid-in capital(4)................                    --             --             --
                                           --------       --------       --------       --------
    Total distributions..................                    --             (0.00)         (1.38)
                                           --------       --------       --------       --------
Net asset value, end of period...........  $              $   6.36       $   7.02       $   8.52
                                           ========       ========       ========       ========
Total Return(5)..........................                    (9.40)%       (17.69)%         8.29%
Ratios/Supplemental Data:
  Net assets, end of period (000's)......                 $149,152       $218,797       $126,107
  Net expenses to average daily net
    assets...............................                     0.69%          0.70%(3)       0.92%
  Net investment income to average daily
    net assets...........................                     0.21%          0.01%         (0.13)%
  Portfolio turnover rate................                      128%             4%            23%
  Average broker commission rate per
    equity share(6)......................                 $ 0.0072       $ 0.0066            N/A
  Fees and expenses voluntarily waived or
    borne by the Manager consisted of the
    following per share amounts..........                 $   0.02       $   0.03       $   0.01

                                                                  CLASS III SHARES
                                           ---------------------------------------------------------------
                                                             YEAR ENDED FEBRUARY 28/29,
                                           ---------------------------------------------------------------
                                            1995        1994           1993           1992         1991(1)
                                            ----        ----           ----           ----         -------
Net asset value, beginning of period.....  $ 11.13    $   7.37       $   7.73       $   9.48       $ 10.00
                                           -------    --------       --------       --------       -------
Income (loss) from investment operations:
  Net investment income (loss)...........    --(2)       --              0.01          --            (0.01)
  Net realized and unrealized gain
    (loss)...............................    (1.08)       3.94          (0.36)         (1.74)        (0.39)
                                           -------    --------       --------       --------       -------
    Total from investment operations.....    (1.08)       3.94          (0.35)         (1.74)        (0.40)
                                           -------    --------       --------       --------       -------
Less distributions to shareholders:
  From net investment income.............    --          --             (0.01)         --            --
  In excess of net investment income.....    --          (0.01)         --             --            --
  From net realized gains................    (0.93)      (0.17)         --             --            --
  From paid-in capital(4)................    --          --             --             (0.01)        (0.12)
                                           -------    --------       --------       --------       -------
    Total distributions..................    (0.93)      (0.18)         (0.01)         (0.01)        (0.12)
                                           -------    --------       --------       --------       -------
Net asset value, end of period...........  $  9.12    $  11.13       $   7.37       $   7.73       $  9.48
                                           =======    ========       ========       ========       =======
Total Return(5)..........................   (10.62)%     53.95%         (4.49)%       (18.42)%       (3.79)%
Ratios/Supplemental Data:
  Net assets, end of period (000's)......  $60,123    $450,351       $306,423       $129,560       $60,509
  Net expenses to average daily net
    assets...............................     0.83%       0.87%          0.88%          0.93%         0.95%(8)
  Net investment income to average daily
    net assets...........................    (0.02)%     (0.01)%         0.12%         (0.11)%       (0.32)%(8)
  Portfolio turnover rate................       60%          8%            17%            25%           11%
  Average broker commission rate per
    equity share(6)......................      N/A         N/A            N/A            N/A           N/A
  Fees and expenses voluntarily waived or
    borne by the Manager consisted of the
    following per share amounts..........  $    --(7) $   0.01       $   0.01       $   0.01       $  0.01

(1) For the period from the commencement of operations, June 8, 1990 to February 28, 1991.
(2) Based on average month-end shares outstanding.
(3) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .01% of average daily net assets.
(4) Return of capital for book purposes only. A distribution was required for tax purposes to avoid the payment of federal excise tax.
(5) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. The average broker commission rate will vary depending on the markets in which trades are executed.
(7) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
(8) Annualized.
The above information has been audited by Price Waterhouse LLP, independent accountants. This statement should be read in conjunction with the other audited financial statements and related notes which are included in the Trust's Annual Reports, which are incorporated by reference in the Trust's Statement of Additional Information. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

EMERGING MARKETS FUND

                                                                                CLASS III SHARES
                                              --------------------------------------------------------------------------
                                                                                                          PERIOD FROM
                                                                                                       DECEMBER 9, 1993
                                                         YEAR ENDED FEBRUARY 28/29,                    (COMMENCEMENT OF
                                              ------------------------------------------------------    OPERATIONS) TO
                                                1999       1998        1997        1996       1995     FEBRUARY 28, 1994
                                              --------   --------   ----------   --------   --------   -----------------
Net asset value, beginning of period........  $          $  12.49   $    10.54   $   9.52   $  12.13       $  10.00
                                              --------   ----------   --------   --------   --------       --------
Income (loss) from investment operations:
 Net investment income......................                 0.16(7)       0.13      0.10       0.05           0.02
 Net realized and unrealized gain (loss)....                (1.76)        1.96       1.06      (2.37)          2.11
                                              --------   ----------   --------   --------   --------       --------
   Total from investment operations.........                (1.60)        2.09       1.16      (2.32)          2.13
                                              --------   ----------   --------   --------   --------       --------
Less distributions to shareholders from:
 Net investment income......................                (0.25)       (0.14)     (0.01)     (0.07)         (0.00)(1)
 Net realized gains.........................                (0.71)      --          (0.13)     (0.22)       --
 In excess of net realized gains............                (0.37)      --          --         --           --
                                              --------   ----------   --------   --------   --------       --------
   Total distributions......................                (1.33)       (0.14)     (0.14)     (0.29)         (0.00)
                                              --------   ----------   --------   --------   --------       --------
Net asset value, end of period..............  $          $   9.56   $    12.49   $  10.54   $   9.52       $  12.13
                                              ========   ==========  =========   ========   ========       ========
Total Return(2).............................               (12.94)%      19.98%     12.24%    (19.51)%        21.35%
Ratios/Supplemental Data:
 Net assets, end of period (000's)..........             $913,615   $1,725,651   $907,180   $384,259       $114,409
 Net expenses to average daily net assets...                 1.24%(6)       1.24%(6)     1.35%     1.58%         1.64%(4)
 Net investment income to average daily net
   assets...................................                 1.30%        1.40%      1.31%      0.85%          0.87%(4)
 Portfolio turnover rate....................                   88%          41%        35%        50%             2%
 Average broker commission rate per equity
   share(5).................................             $ 0.0017   $   0.0004        N/A        N/A            N/A
 Fees and expenses voluntarily waived or
   borne by the Manager consisted of the
   following per share amounts..............             $   0.03   $     0.02   $  --(3)   $  --          $--     (3)


            CLASS IV SHARES
------------------------------------------

                            PERIOD FROM
                          JANUARY 9, 1998
                         (COMMENCEMENT OF
    YEAR ENDED           OPERATIONS) TO
FEBRUARY 28, 1999        FEBRUARY 28, 1998
-----------------        -----------------
    $                        $   8.62
    --------                 --------

                                 0.01(7)
                                 0.93
    --------                 --------
                                 0.94
    --------                 --------

                              --
                              --
                              --
    --------                 --------
                              --
    --------                 --------
    $                        $   9.56
    ========                 ========
                                10.90%

    $                        $672,020
                                 1.22%(4,8)

                                 0.65%(4)
                                   88%

    $                        $ 0.0017


    $                        $--     (3)

 (1)  The per share income distribution was $0.004.

 (2) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

 (3) Fees and expenses voluntarily waived or borne by the Manager were less than $0.01 per share.

 (4)  Annualized.

 (5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. The average broker commission rate will vary depending on the markets in which trades are executed.

 (6) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .06% and .035% of average daily net assets for the years ended February 28, 1997 and 1998, respectively.

 (7)  Computed using average shares outstanding throughout the period.

 (8) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .04% of average daily net assets.

The above information has been audited by Price Waterhouse LLP, independent accountants. This statement should be read in conjunction with the other audited financial statements and related notes which are included in the Trust's Annual Reports, which are incorporated by reference in the Trust's Statement of Additional Information. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

EVOLVING COUNTRIES FUND

                                                                                  CLASS III SHARES
                                                              -------------------------------------------------------------
                                                                                               PERIOD FROM AUGUST 29, 1997
                                                                        YEAR ENDED             (COMMENCEMENT OF OPERATIONS)
                                                                    FEBRUARY 28, 1999              TO FEBRUARY 28, 1998
                                                              ----------------------------     ----------------------------
Net asset value, beginning of period........................            $                                $ 10.00
                                                                        -------                          -------
Income from investment operations:
 Net investment income......................................                                                0.03(5)
 Net realized and unrealized loss...........................                                               (1.42)
                                                                        -------                          -------
   Total from investment operations.........................                                               (1.39)
                                                                        -------                          -------
Net asset value, end of period..............................            $                                $  8.61
                                                                        =======                          =======
Total Return(2).............................................                                              (13.90)%
Ratios/Supplemental Data:
 Net assets, end of period (000's)..........................            $                                $39,698
 Net expenses to average daily net assets...................                                                1.65%(1,3)
 Net investment income to average daily net assets..........                                                0.78%(1)
 Portfolio turnover rate....................................                                                  56%
 Average broker commission rate per equity share(4).........            $                                $0.0013
 Fees and expenses voluntarily waived or borne by the
   Manager consisted of the following per share amount......            $                                $  0.03

(1)  Annualized.

(2) Calculation excludes purchase premiums and redemption fees. The total return would have been lower had certain expenses not been waived during the period shown.

(3) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .16% of average daily net assets.

(4) The average broker commission rate will vary depending on the markets in which trades are executed.

(5)  Computed using average shares outstanding throughout the period.


ASIA FUND

                                                                                   CLASS III SHARES
                                                                   ------------------------------------------------------
                                                                                            PERIOD FROM FEBRUARY 18, 1998
                                                                      YEAR ENDED            (COMMENCEMENT OF OPERATIONS)
                                                                   FEBRUARY 28, 1999            TO FEBRUARY 28, 1998
                                                                   -----------------        -----------------------------
Net asset value, beginning of period                               $                             $    10.00
                                                                   ----------                    ----------
Income (loss) from investment operations:
 Net investment income                                                                                 0.01(b)
 Net realized and unrealized gain                                                                      0.43
                                                                   ----------                    ----------
  Total from investment operations                                                                     0.44
                                                                   ----------                    ----------
 Net asset value, end of period                                                                       10.44
                                                                   ==========                    ==========
Total Return(a)                                                                                        4.40%

Ratios/Supplemental Data:
 Net assets, end of period (000's)                                                               $   40.161
 Net expenses to average daily net assets                                                              2.52%*
 Net investment income to average daily net assets                                                     2.86%*
 Portfolio turnover rate                                                                               1.48%
 Average broker commission rate per equity share(c)                                             $    0.0036
 Fees and expenses voluntarily waived or borne by the
  Manager consisted of the following per share amount:                                            $    0.01

------------

 *  Annualized

(a) Calculation excludes subscription and redemption fees. The total return would have been lower had certain expenses not been waived during the period shown.

(b) Computed using average shares outstanding throughout the period.

(c) The average broker commission rate will vary depending on the markets in which trades are executed.

The above information has been audited by Price Waterhouse LLP, independent accountants. This statement should be read in conjunction with the other audited financial statements and related notes which are included in the Fund's Annual Report, which is incorporated by reference in the Trust's Statement of Additional Information. Information is presented for each class of shares of the Fund which had investment operations during the reporting periods and is currently being offered.


GLOBAL PROPERTIES FUND

                                                                                   CLASS III SHARES
                                                              -------------------------------------------------------
                                                                                                       PERIOD FROM
                                                                                                    DECEMBER 20, 1996
                                                                    YEAR ENDED FEBRUARY 28,         (COMMENCEMENT OF
                                                              -----------------------------------    OPERATIONS) TO
                                                                    1999              1998          FEBRUARY 28, 1997
                                                              ----------------- -----------------   -----------------
Net asset value, beginning of period........................       $                 $ 10.06             $ 10.00
                                                                   -------           -------             -------
Income from investment operations:
  Net investment income.....................................                            0.30                0.04
  Net realized and unrealized gain..........................                            0.10                0.02(3)
                                                                   -------           -------             -------
    Total from investment operations........................                            0.40                0.06
                                                                   -------           -------             -------
Less distributions to shareholders:
  From net investment income................................                           (0.32)            --
                                                                   -------           -------             -------
Net asset value, end of period..............................       $                 $ 10.14             $ 10.06
                                                                   =======           =======             =======
Total Return(1).............................................                            4.07%               0.60%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................       $                 $10,061             $ 9,464
  Net expenses to average daily net assets..................                            1.43%               1.98%(4)
  Net investment income to average daily net assets.........                            2.89%               2.39%(4)
  Portfolio turnover rate...................................                              15%                  0%
  Average broker commission rate per equity share(2)........       $                 $0.0158             $0.0062
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amount.....       $                 $  0.08             $  0.05

(1) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(2) The average broker commission rate will vary depending on the markets in which trades are executed.
(3) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period ended February 28, 1997 due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(4)  Annualized.

The above information has been audited by Price Waterhouse LLP, independent accountants. This statement should be read in conjunction with the other audited financial statements and related notes which are included in the Trust's Annual Reports, which are incorporated by reference in the Trust's Statement of Additional Information. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)


FIXED INCOME FUNDS
-----------------------------

DOMESTIC BOND FUND

                                                                                       CLASS III SHARES
                                                              ----------------------------------------------------------------
                                                                                                               PERIOD FROM
                                                                                                             AUGUST 18, 1994
                                                                      YEAR ENDED FEBRUARY 28/29,             (COMMENCEMENT OF
                                                              --------------------------------------------    OPERATIONS) TO
                                                                1999        1998        1997        1996     FEBRUARY 28, 1995
                                                              --------    --------    --------    --------   -----------------
Net asset value, beginning of period........................              $  10.18    $  10.40    $  10.13       $  10.00
                                                                          --------    --------    --------       --------
Income from investment operations:
  Net investment income.....................................                  0.67        0.58        0.66           0.24
  Net realized and unrealized gain (loss)...................                  0.38       (0.09)       0.58           0.07
                                                                          --------    --------    --------       --------
    Total from investment operations........................                  1.05        0.49        1.24           0.31
                                                                          --------    --------    --------       --------
Less distributions to shareholders:
  From net investment income................................                 (0.70)      (0.60)      (0.60)         (0.18)
  From net realized gains...................................                 (0.27)      (0.08)      (0.37)       --
  In excess of net realized gains...........................                    --       (0.03)         --             --
                                                                          --------    --------    --------       --------
    Total distributions.....................................                 (0.97)      (0.71)      (0.97)         (0.18)
                                                                          --------    --------    --------       --------
Net asset value, end of period..............................              $  10.26    $  10.18    $  10.40       $  10.13
                                                                          ========    ========    ========       ========
Total Return(1).............................................             %   10.71%       4.93%      12.50%          3.16%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................              $431,410    $570,862    $310,949       $209,377
  Net expenses to average daily net assets..................                  0.25%       0.25%       0.25%          0.25%(2)
  Net investment income to average daily net assets.........                  6.14%       6.15%       6.52%          6.96%(2)
  Portfolio turnover rate...................................                    59%         25%         70%            65%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....              $   0.02    $   0.02    $   0.01       $   0.01

(1) The total returns would have been lower had certain expenses not been waived during the periods shown.
(2) Annualized.

U.S. BOND/GLOBAL ALPHA A FUND

                                                                                  CLASS III SHARES
                                                              -------------------------------------------------------
                                                                                               PERIOD FROM APRIL 30, 1997
                                                                       YEAR ENDED              (COMMENCEMENT OF OPERATIONS)
                                                                   FEBRUARY 28, 1999            TO FEBRUARY 28, 1998
                                                                 ---------------------         ---------------------------
Net asset value, beginning of period........................                                            $  10.00
                                                                                                        --------
Income from investment operations:
  Net investment income.....................................                                                0.55(2)
  Net realized and unrealized gain..........................                                                0.66
                                                                                                        --------
    Total from investment operations........................                                                1.21
                                                                                                        --------
Less distributions to shareholders:
  From net investment income................................                                               (0.27)
  From net realized gains...................................                                               (0.34)
                                                                                                        --------
    Total distributions.....................................                                               (0.61)
                                                                                                        --------
Net asset value, end of period..............................                                            $  10.60
                                                                                                        ========
Total Return(1).............................................                                               12.16%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................                                            $228,386
  Net expenses to average daily net assets..................                                                0.40%(3)
  Net investment income to average daily net assets.........                                                6.05%(3)
  Portfolio turnover rate...................................                                                  58%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amount.....                                            $   0.02

(1) Calculation excludes purchase premiums. The total return would have been lower had certain expenses not been waived during the period shown.
(2) Computed using average shares outstanding throughout the period.
(3) Annualized.

The above information has been audited by Price Waterhouse LLP, independent accountants. This statement should be read in conjunction with the other audited financial statements and related notes which are included in the Trust's Annual Reports, which are incorporated by reference in the Trust's Statement of Additional Information. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

U.S. BOND/GLOBAL ALPHA B FUND

                                                                                   CLASS III SHARES
                                                                    -----------------------------------------------------
                                                                                              PERIOD FROM JULY 29, 1997
                                                                       YEAR ENDED            (COMMENCEMENT OF OPERATIONS)
                                                                    FEBRUARY 28, 1999            TO FEBRUARY 28, 1998
                                                                    ------------------       ----------------------------
Net asset value, beginning of period........................                                           $  10.00
                                                                                                       --------
Income from investment operations:
  Net investment income.....................................                                               0.35(2)
  Net realized and unrealized gain..........................                                               0.06
                                                                                                       --------
    Total from investment operations........................                                               0.41
                                                                                                       --------
Less distributions to shareholders:
  From net investment income................................                                              (0.21)
  From net realized gains...................................                                              (0.06)
                                                                                                       --------
    Total distributions.....................................                                              (0.27)
                                                                                                       --------
Net asset value, end of period..............................                                           $  10.14
                                                                                                        ========
Total Return(1).............................................                                                4.15%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................                                            $380,605
  Net expenses to average daily net assets..................                                                0.35%(3)
  Net investment income to average daily net assets.........                                                5.88%(3)
  Portfolio turnover rate...................................                                                  27%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amount.....                                            $   0.02

(1) Calculation excludes purchase premiums. The total return would have been lower had certain expenses not been waived during the period shown.
(2) Computed using average shares outstanding throughout the period.
(3) Annualized.

INTERNATIONAL BOND FUND

                                                                           CLASS III SHARES
                                                -----------------------------------------------------------------------
                                                                                                        PERIOD FROM
                                                                                                     DECEMBER 22, 1993
                                                          YEAR ENDED FEBRUARY 28/29,                 (COMMENCEMENT OF
                                                ---------------------------------------------------   OPERATIONS) TO
                                                  1999     1998       1997        1996       1995    FEBRUARY 28, 1994
                                                -------  --------   --------    --------   --------  -----------------
Net asset value, beginning  of period.........           $  10.78   $  10.92    $   9.64   $   9.96       $ 10.00
                                                         --------   --------    --------   --------       -------
Income (loss) from investment operations:
  Net investment income......................                0.59       0.71        0.62       0.98          0.08
  Net realized and unrealized
    gain (loss).............................                 0.08       0.65        1.55      (0.21)        (0.12)
                                                         --------   --------    --------   --------       -------
    Total from investment operations.........                0.67       1.36        2.17       0.77         (0.04)
                                                         --------   --------    --------   --------       -------
Less distributions to shareholders:
  From net investment income.................               (0.54)     (0.81)      (0.59)     (0.75)      --
  From net realized gains....................               (0.10)     (0.54)      (0.30)     (0.34)      --
  In excess of net realized gains............               (0.36)     (0.15)      --         --          --
                                                         --------   --------    --------   --------       -------
    Total distributions......................               (1.00)     (1.50)      (0.89)     (1.09)      --
                                                         --------   --------    --------   --------       -------
Net asset value, end of period...............            $  10.45   $  10.78    $  10.92   $   9.64       $  9.96
                                                         ========   ========    ========   ========       =======
Total Return(1)..............................               6.32%      12.39%      22.72%      8.23%        (0.40)%
Ratios/Supplemental Data:
  Net assets, end of period (000's)..........           $293,022    $235,783    $193,920   $151,189       $39,450
  Net expenses to average daily net assets...               0.40%       0.40%       0.40%      0.40%         0.40%(2)
  Net investment income to average daily net
    assets...................................               6.24%       6.93%       8.17%      7.51%         5.34%(2)
  Portfolio turnover rate....................                105%         95%         99%       141%           14%
  Fees and expenses voluntarily waived or
    borne by the Manager consisted of the
    following per share amounts..............           $   0.02    $   0.02    $   0.01   $   0.02       $  0.01

(1) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(2) Annualized.

The above information has been audited by Price Waterhouse LLP, independent accountants. This statement should be read in conjunction with the other audited financial statements and related notes which are included in the Trust's Annual Reports, which are incorporated by reference in the Trust's Statement of Additional Information. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

CURRENCY HEDGED INTERNATIONAL BOND FUND

                                                                                  CLASS III SHARES
                                                               ------------------------------------------------------------------
                                                                                                                  PERIOD FROM
                                                                                                               SEPTEMBER 30, 1994
                                                                         YEAR ENDED FEBRUARY 28/29,            (COMMENCEMENT OF
                                                               --------------------------------------------      OPERATIONS) TO
                                                                 1999        1998        1997        1996      FEBRUARY 28, 1995
                                                               --------    --------    --------    --------    ------------------
Net asset value, beginning of period........................               $  12.16    $  10.92    $   9.99         $  10.00
                                                                           --------    --------    --------         --------
Income (loss) from investment operations:
  Net investment income.....................................                   0.88        0.66        1.05             0.24
  Net realized and unrealized gain (loss)...................                   0.73        2.07        1.62            (0.09)
                                                                           --------    --------    --------         --------
    Total from investment operations........................                   1.61        2.73        2.67             0.15
                                                                           --------    --------    --------         --------
Less distributions to shareholders:
  From net investment income................................                  (0.88)      (0.60)      (1.04)           (0.16)
  From net realized gains...................................                  (2.23)      (0.45)      (0.42)        --
  In excess of net realized gains...........................                  --          (0.44)      (0.28)        --
                                                                           --------    --------    --------         --------
    Total distributions.....................................                  (3.11)      (1.49)      (1.74)           (0.16)
                                                                           --------    --------    --------         --------
Net asset value, end of period..............................               $  10.66    $  12.16    $  10.92         $   9.99
                                                                           ========    ========    ========         ========
Total Return(1).............................................                  14.44%      25.57%      27.36%            1.49%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................               $320,905    $468,979    $236,162         $238,664
  Net expenses to average daily net assets..................                   0.40%       0.40%       0.40%            0.40%(2)
  Net investment income to average daily net assets.........                   6.50%       6.86%       8.54%            8.46%(2)
  Portfolio turnover rate...................................                    135%         90%         85%              64%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted
    of the following per share amounts......................               $   0.05    $   0.03    $   0.03         $   0.01


(1) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(2) Annualized.

GLOBAL BOND FUND

                                                                                     CLASS III SHARES
                                                                 --------------------------------------------------------
                                                                                                           PERIOD FROM
                                                                             YEAR ENDED                 DECEMBER 28, 1995
                                                                            FEBRUARY 28,                (COMMENCEMENT OF
                                                                 -----------------------------------     OPERATIONS) TO
                                                                    1999           1998       1997      FEBRUARY 29, 1996
                                                                  ---------      --------    -------    -----------------
Net asset value, beginning of period........................                     $  10.16    $  9.89         $ 10.00
                                                                                 --------    -------         -------
Income (loss) from investment operations:
  Net investment income.....................................                         0.65(3)    0.61            0.05
  Net realized and unrealized gain (loss)...................                         0.36       0.59           (0.16)
                                                                                 --------    -------         -------
    Total from investment operations........................                         1.01       1.20           (0.11)
                                                                                 --------    -------         -------
Less distributions to shareholders:
  From net investment income................................                        (0.56)     (0.57)        --
  From net realized gains...................................                        (0.28)     (0.36)        --
  In excess of net realized gains...........................                        (0.18)     --            --
                                                                                 --------    -------         -------
    Total distributions.....................................                        (1.02)     (0.93)        --
                                                                                 --------    -------         -------
Net asset value, end of period..............................                     $  10.15    $ 10.16         $  9.89
                                                                                 ========    =======         =======
Total Return(1).............................................                        10.19%     12.01%          (1.10)%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................                     $105,052    $70,768         $31,072
  Net expenses to average daily net assets..................                         0.34%      0.34%           0.34%(2)
  Net investment income to average daily net assets.........                         6.21%      6.31%           6.16%(2)
  Portfolio turnover rate...................................                          103%        72%              0%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted
    of the following per share amounts......................                     $   0.04    $  0.04         $  0.01

(1) Calculation excludes purchase premiums. The total return would have been lower had certain expenses not been waived during the period shown.
(2) Annualized.
(3) Computed using average shares outstanding throughout the period.

The above information has been audited by Price Waterhouse LLP, independent accountants. This statement should be read in conjunction with the other audited financial statements and related notes which are included in the Trust's Annual Reports, which are incorporated by reference in the Trust's Statement of Additional Information. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND

                                                        CLASS III SHARES                                CLASS IV SHARES
                              --------------------------------------------------------------  ------------------------------------
                                                                              PERIOD FROM                            PERIOD FROM
                                                                            APRIL 19, 1994                          JANUARY 9, 1998
                                     YEAR ENDED FEBRUARY 28/29,            (COMMENCEMENT OF                        (COMMENCEMENT OF
                              -----------------------------------------     OPERATIONS) TO       YEAR ENDED         OPERATIONS) TO
                               1999      1998        1997        1996      FEBRUARY 28, 1995   FEBRUARY 28, 1999   FEBRUARY 28, 1998
                              -------  --------    --------    --------    -----------------   -----------------   -----------------
Net asset value,
  beginning of period.......           $  14.09    $  11.76    $   8.39        $  10.00                             $  10.99
                                       --------    --------    --------        --------                             --------
Income (loss) from
  investment operations:
   Net investment income....               1.13(3)     1.48        1.35            0.48                                 0.10(3)
   Net realized and
     unrealized gain
     (loss).................               1.51        6.40        3.84           (1.59)                                0.54
                                       --------    --------    --------        --------                             --------
       Total from investment
         operations.........               2.64        7.88        5.19           (1.11)                                0.64
                                       --------    --------    --------        --------                             --------
Less distributions to
   shareholders:
   From net investment
      income................              (0.84)      (1.58)      (1.17)          (0.40)                             --
   From net realized gains..              (4.25)      (3.97)      (0.65)        --                                   --
   In excess of net realized
     gains..................              --          --          --              (0.10)                             --
                                        --------    --------    --------        --------                            --------
       Total distributions..              (5.09)      (5.55)      (1.82)          (0.50)                             --
                                         --------    --------    --------        --------                           --------
Net asset value, end of
  period....................           $  11.64    $  14.09    $  11.76        $   8.39                             $  11.63
                                       ========    ========    ========        ========                             ========
Total Return(1).............              22.27%      74.32%      63.78%         (11.65%)                               5.82%
Ratios/Supplemental Data:
   Net assets, end of
     period (000's).........           $460,387    $555,452    $615,485        $243,451                             $310,580
   Net expenses to average
     daily net assets.......               0.53%       0.57%       0.50%           0.50%(2)                             0.50%(2)
   Net investment income to
     average daily net
     assets.................               8.62%       8.35%      12.97%          10.57%(2)                             7.17%(2)
   Portfolio turnover
     rate...................                255%        152%        158%            104%                                 255%
   Fees and expenses
     voluntarily waived or
     borne by the Manager
     consisted of the
     following per share
     amounts................           $   0.03    $   0.03    $   0.02        $   0.01                               --     (4)

(1) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(2) Annualized.
(3) Computed using average shares outstanding throughout the period.
(4) Fees and expenses waived or borne by the Manager were less than $0.01 per share.

SHORT-TERM INCOME FUND

                                                                       CLASS III SHARES
                                    --------------------------------------------------------------------------------------------
                                                                   YEAR ENDED FEBRUARY 28/29,
                                    --------------------------------------------------------------------------------------------
                                    1999    1998       1997       1996      1995      1994      1993      1992(3)    1991(1,2,3)
                                    ----    ----       ----       ----      ----      ----      ----      -------    -----------
Net asset value, beginning
  of period...................             $  9.78    $  9.77    $ 9.56    $ 9.79    $10.05    $ 10.11    $10.00       $ 10.00
                                           -------    -------    ------    ------    ------    -------    ------       -------
Income (loss) from investment
  operations:
   Net investment income......                0.55       0.47      0.57      0.63      0.44       0.46      0.56          0.67
   Net realized and unrealized
     gain (loss)..............                0.03       0.06      0.20     (0.28)    (0.09)      0.30      0.11        --
                                           -------    -------    ------    ------    ------    -------    ------       -------
       Total from investment
       operations.............                0.58       0.53      0.77      0.35      0.35       0.76      0.67          0.67
                                           -------    -------    ------    ------    ------    -------    ------       -------
Less distributions to
   shareholders:
   From net investment income..              (0.55)     (0.52)    (0.56)    (0.58)    (0.46)     (0.38)    (0.56)        (0.67)
   From net realized gains.....               --         --         --        --       (0.15)     (0.44)     --          --
                                           -------    -------    ------    ------    ------    -------    ------       -------
       Total distributions.....              (0.55)     (0.52)    (0.56)    (0.58)    (0.61)     (0.82)    (0.56)        (0.67)
                                           -------    -------    ------    ------    ------    -------    ------       -------
Net asset value, end of period..           $  9.81    $  9.78    $ 9.77    $ 9.56    $ 9.79    $ 10.05    $10.11       $ 10.00
                                           =======    =======    ======    ======    ======    =======    ======       =======
Total Return(4)..................             6.10%      5.62%     8.32%     3.78%     3.54%      8.25%    11.88%         3.83%
Ratios/Supplemental Data:
   Net assets, end of
     period (000's)...............         $37,377    $40,937    $11,066   $8,193    $8,095    $10,499    $9,257       $40,850
   Net expenses to average daily
     net assets...................            0.20%      0.20%     0.25%     0.25%     0.25%      0.25%     0.25%         0.25%(5)
   Net investment income to average
    daily net assets..............            5.73%      5.88%     6.49%     5.02%     4.35%      4.94%     5.83%         7.88%(5)
   Portfolio turnover rate........              50%       287%      139%      335%      243%       649%      135%       --
   Fees and expenses voluntarily
     waived or borne by the Manager
     consisted of the following
     per share amounts.............        $  0.03    $  0.03    $ 0.03    $ 0.02    $ 0.02    $  0.03    $ 0.03       $  0.09

(1) For the period from the commencement of operations, April 17, 1990 to February 28, 1991.
(2) The per share amounts have been restated to reflect a one for ten reverse stock split effective December 1, 1991.
(3) The Fund operated as a money market fund from April 17, 1990 until June 30, 1991. Subsequently, the Fund became a short-term income fund.
(4) The total returns would have been lower had certain expenses not been waived during the periods shown.
(5) Annualized.

The above information has been audited by Price Waterhouse LLP, independent accountants. This statement should be read in conjunction with the other audited financial statements and related notes which are included in the Trust's Annual Reports, which are incorporated by reference in the Trust's Statement of Additional Information. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

GLOBAL HEDGED EQUITY FUND

                                                                                CLASS III SHARES
                                                 -------------------------------------------------------------------------------
                                                                                                                  PERIOD FROM
                                                                                                                 JULY 29, 1994
                                                               YEAR ENDED FEBRUARY 28/29                       (COMMENCEMENT OF
                                                 ------------------------------------------------------         OPERATIONS) TO
                                                    1999          1998           1997           1996           FEBRUARY 28, 1995
                                                  --------      --------       --------       --------         -----------------
Net asset value, beginning of period..........                  $  10.69       $  10.64       $  10.12             $  10.00
                                                                --------       --------       --------             --------
Income from investment operations:
  Net investment income.......................                      0.35           0.24           0.21                 0.11
  Net realized and unrealized gain (loss).....                     (0.52)          0.01           0.55                 0.08
                                                                --------       --------       --------             --------
    Total from investment operations..........                     (0.17)          0.25           0.76                 0.19
                                                                --------       --------       --------             --------
Less distributions to shareholders:
  From net investment income..................                     (0.35)         (0.20)         (0.24)               (0.07)
  From net realized gains.....................                     (1.05)            --             --                   --
  In excess of net realized gains.............                     (0.40)            --             --                   --
                                                                --------       --------       --------             --------
    Total distributions.......................                     (1.80)         (0.20)         (0.24)               (0.07)
                                                                --------       --------       --------             --------
Net asset value, end of period................                  $   8.72       $  10.69       $  10.64             $  10.12
                                                                ========       ========       ========             ========
Total Return(1)...............................                     (1.63)%         2.34%          7.54%                1.92%
Ratios/Supplemental Data:
  Net assets, end of period (000's)...........                  $170,706       $296,702       $382,934             $214,638
  Net expenses to average daily net assets....                      0.58%          0.91%(2)       0.78%                0.92%(3)
  Net investment income to average daily
    net assets................................                      2.93%          1.99%          2.44%                2.85%(3)
  Portfolio turnover rate.....................                       277%           463%           214%                 194%
  Average broker commission rate per equity
    share(4)..................................                  $ 0.0104       $ 0.0084            N/A                  N/A
  Fees and expenses voluntarily waived
    or borne by the Manager consisted of
    the following per share amounts...........                  $   0.04       $   0.02       $  0.005             $  0.006


(1) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

(2) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .02% of average daily net assets.

(3) Annualized.

(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. The average broker commission rate will vary depending on the markets in which trades are executed.

INFLATION INDEXED BOND FUND

                                                                                    CLASS III SHARES
                                                              -------------------------------------------------------------
                                                                                                PERIOD FROM MARCH 31, 1997
                                                                      YEAR ENDED               (COMMENCEMENT OF OPERATIONS)
                                                                   FEBRUARY 28, 1999               TO FEBRUARY 28, 1998
                                                              ----------------------------     ----------------------------
Net asset value, beginning of period........................                                               $ 10.00
Income from investment operations:
  Net investment income.....................................                                                  0.42(4)
  Net realized and unrealized loss..........................                                                 (0.04)
                                                                                                           -------
        Total from investment operations....................                                                  0.38
                                                                                                          -------
Less distributions to shareholders:
  From net investment income................................                                                 (0.30)
  In excess of net investment income........................                                                 (0.02)
  From net realized gains...................................                                                    --(1)
  From tax return of capital................................                                                 (0.02)
                                                                                                           -------
        Total distributions.................................                                                 (0.34)
                                                                                                           -------
Net asset value, end of period..............................                                               $ 10.04
                                                                                                           =======
Total Return(2).............................................                                                  3.77%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................                                               $25,660
  Net expenses to average daily net assets..................                                                  0.25%(3)
  Net investment income to average daily net assets.........                                                  4.48%(3)
  Portfolio turnover rate...................................                                                     9%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amount.....                                               $  0.04

(1) The per share distribution in excess of net investment income was $0.002.
(2) Calculation excludes purchase premiums and redemption fees. The total return would have been lower had certain expenses not been waived during the period shown.
(3) Annualized.
(4) Computed using average shares outstanding throughout the period.

The above information has been audited by Price Waterhouse LLP, independent accountants. This statement should be read in conjunction with the other audited financial statements and related notes which are included in the Trust's Annual Reports, which are incorporated by reference in the Trust's Statement of Additional Information. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.

EMERGING COUNTRY DEBT SHARE

                                                                    CLASS III SHARES
                                                              ----------------------------
                                                                PERIOD FROM JULY 20, 1998
                                                              (COMMENCEMENT OF OPERATIONS)
                                                                  TO FEBRUARY 28, 1999
                                                              ----------------------------
Net asset value, beginning of period........................
Income from investment operations:
  Net investment income.....................................
  Net realized and unrealized loss.........................

        Total from investment operations....................

Less distributions to shareholders:
  From net investment income................................
  In excess of net investment income........................
  From net realized gains...................................
  From tax return of capital................................

        Total distributions.................................

Net asset value, end of period..............................

Total Return(2).............................................
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................
  Net expenses to average daily net assets..................
  Net investment income to average daily net assets.........
  Portfolio turnover rate...................................
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amount.....

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

ASSET ALLOCATION FUNDS

INTERNATIONAL EQUITY ALLOCATION FUND

                                                                         CLASS III SHARES
                                                       -------------------------------------------------
                                                                                          PERIOD FROM
                                                                                       OCTOBER 11, 1996
                                                           Year Ended February 28,     (COMMENCEMENT OF
                                                       -----------------------------    OPERATIONS) TO
                                                         1999        1998              FEBRUARY 28, 1997
                                                         ----        -------           -----------------
Net asset value, beginning of period................                 $ 10.41             $ 10.00
                                                                     -------             -------
Income from investment operations:
  Net investment income(2)..........................                    0.33(4)             0.10
  Net realized and unrealized gain..................                    0.31                0.41
                                                                     -------             -------
    Total from investment operations................                    0.64                0.51
                                                                     -------             -------
Less distributions to shareholders:
  From net investment income........................                   (0.29)              (0.07)
  In excess of net investment income................                      --(5)               --
  From net realized gains...........................                   (0.58)              (0.03)
                                                                     -------             -------
    Total distributions.............................                   (0.87)              (0.10)
                                                                     -------             -------
Net asset value, end of period......................                 $ 10.18             $ 10.41
                                                                     =======             =======
Total Return(1).....................................                    6.73%               5.11%
Ratios/Supplemental Data:
  Net assets, end of period (000's).................                 $85,876             $30,459
  Net expenses to average daily net assets..........                    0.00%               0.01%(3)
  Net investment income to average daily net                            3.13%               3.60%(3)
    assets(2).......................................
  Portfolio turnover rate...........................                      16%                  0%
  Fees and expenses voluntarily waived or borne by
    the Manager consisted of the following per
    share amount....................................                 $  0.01             $  0.01

(1) Calculation excludes purchase premiums and redemption fees. The total return would have been lower had certain expenses not been waived during the period shown.
(2) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(3) Annualized.
(4) Computed using average shares outstanding throughout the period.
(5) The per share distribution in excess of net investment income was $0.001.

The above information has been audited by Price Waterhouse LLP, independent accountants. This statement should be read in conjunction with the other audited financial statements and related notes which are included in the Trust's Annual Reports, which are incorporated by reference in the Trust's Statement of Additional Information. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

WORLD EQUITY ALLOCATION FUND

                                                                             CLASS III SHARES
                                                          ----------------------------------------------------
                                                                                                PERIOD FROM
                                                                                             OCTOBER 22, 1996
                                                             Year Ended February 28,         (COMMENCEMENT OF
                                                          -----------------------------       OPERATIONS) TO
                                                           1999               1998           FEBRUARY 28, 1997
                                                           ----              -------         -----------------




Net asset value, beginning of period...................                      $ 10.52           $ 10.07
                                                                             -------           -------
Income from investment operations:
  Net investment income(2).............................                         0.29(5)           0.11
  Net realized and unrealized gain.....................                         1.03              0.63
                                                                             -------           -------
    Total from investment operations...................                         1.32              0.74
                                                                             -------           -------
Less distributions to shareholders:
  From net investment income...........................                        (0.28)            (0.11)
  In excess of net investment income...................                           --(6)             --
  From net realized gains..............................                        (0.17)            (0.18)
                                                                             -------           -------
    Total distributions................................                        (1.45)            (0.29)
                                                                             -------           -------
Net asset value, end of period.........................                      $ 10.39           $ 10.52
                                                                             =======           =======
Total Return(1)........................................                        13.56%             7.51%(4)
Ratios/Supplemental Data:
  Net assets, end of period (000's)....................                      $50,952           $36,746
  Net expenses to average daily net assets.............                         0.00%             0.00%(3)
  Net investment income to average daily net assets(2).                         2.65%             0.91%(3)
  Portfolio turnover rate..............................                           49%               31%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts                     $  0.01           $  0.03

(1) Calculation excludes purchase premiums and redemption fees. The total return would have been lower had certain expenses not been waived during the period shown.
(2) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(3) Annualized.
(4) The earliest class of shares of this Fund, Class I Shares, commenced operations on June 28, 1996. For the period from June 28, 1996 to February 28, 1997, Class I Shares of this Fund had a Total Return equal to 8.23%. Total operating expenses for Class I shares were 0.13% higher than expected total operating expenses for Class III Shares.
(5) Computed using average shares outstanding throughout the period.
(6) The per share distribution in excess of net investment income was $0.0004.

GLOBAL (U.S.+) EQUITY ALLOCATION FUND

                                                                         CLASS III SHARES
                                                         --------------------------------------------------
                                                                                             PERIOD FROM
                                                                                          NOVEMBER 26, 1996
                                                            Year Ended February 28,       (COMMENCEMENT OF
                                                         -----------------------------      OPERATIONS) TO
                                                          1999               1998         FEBRUARY 28, 1997
                                                          ----               -------      -----------------
Net asset value, beginning of period..................                       $ 10.30         $ 10.00
                                                                             -------         -------
Income from investment operations:
  Net investment income(3)............................                          0.26(4)         0.12
  Net realized and unrealized gain....................                          1.83            0.38
                                                                             -------         -------
    Total from investment operations..................                          2.09            0.50
                                                                             -------         -------
Less distributions to shareholders:
  From net investment income..........................                         (0.26)          (0.12)
  In excess of net investment income..................                            --(5)           --
  From net realized gains.............................                         (1.65)          (0.08)
                                                                             -------         -------
    Total distributions...............................                         (1.91)          (0.20)
                                                                             -------         -------
Net asset value, end of period........................                       $ 10.48         $ 10.30
                                                                             =======         =======
Total Return(1).......................................                         21.86%           5.09%
Ratios/Supplemental Data:
  Net assets, end of period (000's)...................                       $45,101         $30,787
  Net expenses to average daily net assets............                          0.00%           0.00%(2)
  Net investment income to average daily net assets(3)                          2.39%           3.21%(2)
  Portfolio turnover rate.............................                            32%             10%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amount                      $  0.01         $  0.01

(1) Calculation excludes purchase premiums and redemption fees. The total return would have been lower had certain expenses not been waived during the period shown.
(2) Annualized.
(3) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(4) Computed using average shares outstanding throughout the period.
(5) The per share distribution in excess of net investment income was $0.0009.

The above information has been audited by Price Waterhouse LLP, independent accountants. This statement should be read in conjunction with the other audited financial statements and related notes which are included in the Trust's Annual Reports, which are incorporated by reference in the Trust's Statement of Additional Information. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

GLOBAL BALANCED ALLOCATION FUND

                                                                         CLASS III SHARES
                                                       -------------------------------------------------
                                                                                          PERIOD FROM
                                                                                         JUNE 2, 1997
                                                                                       (COMMENCEMENT OF
                                                              Year Ended                 OPERATIONS) TO
                                                           February 28, 1999           FEBRUARY 28, 1998
                                                         ---------------------         -----------------

Net asset value, beginning of period........................                                $  11.56
                                                                                            --------
Income from investment operations:
  Net investment income(2)..................................                                    0.17(5)
  Net realized and unrealized gain..........................                                    1.30
                                                                                            --------
    Total from investment operations........................                                    1.47
                                                                                            --------
Less distributions to shareholders:
  From net investment income................................                                   (0.33)
  In excess of net investment income........................                                      --(6)
  From net realized gains...................................                                   (0.83)
                                                                                            --------
    Total distributions.....................................                                   (1.16)
                                                                                            --------
Net asset value, end of period..............................                                $  11.87
                                                                                            ========
Total Return(1).............................................                                   13.31%(4)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................                                $115,280
  Net expenses to average daily net assets..................                                    0.00%(3)
  Net investment income to average daily net assets(2)......                                    1.91%(3)
  Portfolio turnover rate...................................                                      18%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....                                $   0.01

(1) Calculation excludes purchase premiums and redemption fees. The total return would have been lower had certain expenses not been waived during the period shown.
(2) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(3) Annualized.
(4) The earliest class of shares of this Fund, Class I Shares, commenced operations on July 29, 1996. For the period from July 29, 1996 to February 28, 1997, Class I Shares of this Fund had a Total Return equal to 15.85%. For the period from March 1, 1997 to August 31, 1997, Class I Shares of this Fund had a Total Return equal to 8.86%. Total operating expenses for Class I shares were 0.13% higher than expected total operating expenses for Class III Shares.
(5) Computed using average shares outstanding throughout the period.
(6) The per share distribution in excess of net investment income was $0.001.

The above information has been audited by Price Waterhouse LLP, independent accountants. This statement should be read in conjunction with the other audited financial statements and related notes which are included in the Trust's Annual Reports, which are incorporated by reference in the Trust's Statement of Additional Information. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered.

Investors in Class II Shares should be aware that, except as otherwise noted, the above financial highlight tables reflect performance based on Class III expense ratios. In the future, investors in Class II Shares will experience slightly lower total returns than investors in Class III Shares of the same Fund as a result of higher overall expense ratios for Class II Shares. Similarly, investors in Class IV Shares will experience slightly higher returns than investors in Class III Shares of the same Fund as a result of lower overall expense ratios for Class IV Shares.

The Manager's discussion of the performance of each Fund in fiscal 1998, as well as a comparison of each Fund's performance over the life of the Fund with that of a benchmark securities index selected by the Manager, is included in each Fund's Annual Report for the fiscal year ended February 28, 1998. Copies of such Annual Reports are available upon request without charge.

                             ADDITIONAL INFORMATION

      Additional information about each Fund's investments is available in the relevant Fund's annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's annual and semi-annual reports, and the Fund's Statement of Additional Information dated June 30, 1999, as revised from time to time, are available free of charge by writing to GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect (617) 346-7646. The Statement, which contains more detailed information about each Fund, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus.

      Information about each Fund (including the Statement) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Funds are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

                          PURCHASE AND SALE INFORMATION

      Information regarding the purchase and sale of Fund shares is contained in a separate document, the GMO Trust Shareholders Manual. The Manual accompanies this Prospectus, has been filed with the SEC and is incorporated by reference into this Prospectus. Additional copies of the Manual are available free of charge by contacting the Manager.

                              SHAREHOLDER INQUIRIES

                       Shareholders may request additional
                    information from and direct inquiries to
                     Grantham, Mayo, Van Otterloo & Co. LLC,
                        40 Rowes Wharf, Boston, MA 02110
                                (1-617-346-7646)



                                        INVESTMENT COMPANY ACT FILE NO. 811-4347


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                                    GMO TRUST


                       STATEMENT OF ADDITIONAL INFORMATION


                                  June 30, 1999




This Statement of Additional Information is not a prospectus. It relates to the GMO Trust Prospectus dated June 30, 1999, as amended from time to time, and should be read in conjunction therewith. Information from the Prospectus (including the GMO Trust Shareholder's Manual dated June 30, 1999) is incorporated by reference into this Statement of Additional Information. The Prospectus and Shareholder's Manual may be obtained from GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110.

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                                TABLE OF CONTENTS
Caption                                                                     Page

INVESTMENT OBJECTIVES AND POLICIES

DESCRIPTION AND RISKS OF FUND INVESTMENTS

ADDITIONAL INVESTMENT RESTRICTIONS

MANAGEMENT OF THE TRUST

INVESTMENT ADVISORY AND OTHER SERVICES

PORTFOLIO TRANSACTIONS

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

VOTING RIGHTS

SHAREHOLDER AND TRUSTEE LIABILITY

BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES

DISTRIBUTIONS

TAXATION

PERFORMANCE INFORMATION

FINANCIAL STATEMENTS

INVESTMENT GUIDELINES

     U.S. Equity Funds

     International Equity Funds

     Fixed Income Funds

     Asset Allocation Funds

COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

FINANCIAL STATEMENTS

SPECIMEN PRICE-MAKE-UP SHEET

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                       INVESTMENT OBJECTIVES AND POLICIES

         The principal strategies and risks of investing in each Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Funds may be changed without shareholder approval.

                   DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

         The following is a detailed description of the various investment practices in which the Funds may engage and the risks associated with their use. Not all Funds may engage in all practices described below. Please refer to the "Investment Guidelines" beginning on page __ for determination of which practices a particular Fund may engage in. Investors in Asset Allocation Funds should be aware that the Asset Allocation Funds will indirectly participate in the practices engaged in by the underlying Funds in which the Asset Allocation Funds invest, and will therefore be indirectly subject to all risks associated with those practices.

PORTFOLIO TURNOVER

Portfolio turnover is not a limiting factor with respect to investment decisions for the Funds. The portfolio turnover rate of the Funds is shown under the heading "Financial Highlights" in the Prospectus.

In any particular year, market conditions may well result in greater rates of portfolio turnover than are presently anticipated. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the relevant Fund, and may well involve realization of capital gains that would be taxable when distributed to shareholders of the relevant Fund unless such shareholders are themselves exempt. See "Taxes" in the Prospectus and "Distributions and Taxation" in this Statement of Additional Information.

DIVERSIFIED AND NON-DIVERSIFIED PORTFOLIOS

It is a fundamental policy of each of the U.S. Core Fund, the Tobacco-Free Core Fund, the Small Cap Value Fund, the Fundamental Value Fund, the International Core Fund, the International Small Companies Fund, the GMO International Equity Allocation Fund, the GMO World Equity Allocation Fund, the GMO Global (U.S.+) Equity Allocation Fund, and the GMO Global Balanced Allocation Fund, which may not be changed without shareholder approval, that at least 75% of the value of each such Fund's total assets are represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the relevant Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer. Each such Fund is referred to herein as a "diversified" fund.


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All other Funds are "non-diversified" funds under the Investment Company Act of
1940, as amended (the "1940 Act"), and as such are not required to satisfy the "diversified" requirements stated above. However, the Japan Fund may not own more than 10% of the outstanding voting securities of any single issuer. As a non-diversified fund, each of these Funds is permitted to (but is not required to) invest a higher percentage of its assets in the securities of fewer issuers. Such concentration could increase the risk of loss to such Funds should there be a decline in the market value of any one portfolio security. Investment in a non-diversified fund may therefore entail greater risks than investment in a diversified fund. All Funds, however, must meet certain diversification standards to qualify as a "regulated investment company" under the Internal Revenue Code of 1986.

CERTAIN RISKS OF FOREIGN INVESTMENTS

GENERAL. Investment in foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign governments and companies and foreign securities markets are less liquid and at times more volatile than comparable U.S. securities and securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in these foreign countries. There are also special tax considerations which apply to securities of foreign issuers and securities principally traded overseas. Investors should also be aware that under certain circumstances, markets which are perceived to have similar characteristics to troubled markets may be adversely affected whether or not similarities actually exist.

EMERGING MARKETS. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries in which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In addition, custodial services and other costs relating to investment in foreign markets may be more expensive in emerging markets than in many

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developed foreign markets, which could reduce a Fund's income from such securities. Finally, because publicly traded debt instruments of emerging markets represent a relatively recent innovation in the world debt markets, there is little historical data or related market experience concerning the attributes of such instruments under all economic, market and political conditions.

In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of emerging country debt instruments to make payments on their debt obligations, regardless of their financial condition. In addition, there is a heightened possibility of expropriation or confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. There can be no assurance that adverse political changes will not cause a Fund to suffer a loss of any or all of its investments or, in the case of fixed-income securities, interest thereon.

DIRECT INVESTMENT IN RUSSIAN SECURITIES. Each of the Emerging Markets Fund, Evolving Countries Fund, Foreign Fund, Global Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, International Core Fund, Currency Hedged International Core Fund, Global Properties Fund, Emerging Country Debt Fund and U.S. Bond/Global Alpha A Fund may invest directly in securities of Russian issuers. Investment in securities of such issuers presents many of the same risks as investing in securities of issuers in other emerging market economies, as described in the immediately preceding section. However, the political, legal and operational risks of investing in Russian issuers, and of having assets custodied within Russia, may be particularly acute.

A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of private companies is recorded. When a Fund invests in a Russian issuer, it will receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

SECURITIES LENDING

All of the Funds (except for the Asset Allocation Funds) may make secured loans of portfolio securities amounting to not more than one-third of the relevant Fund's total assets, except for the International Core and Currency Hedged International Core Funds, each of which may make loans of portfolio securities amounting to not more than 25% of their respective total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Manager to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or U.S. Government Securities at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest the Fund would have received had the securities not been lent. If the loan is collateralized by U.S. Government Securities, the Fund will receive a fee from the borrower. In the case of loans collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the


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borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. The Manager has retained lending agents on behalf of several of the Funds that are compensated based on a percentage of a Fund's return on the securities lending activity. The Fund also pays various fees in connection with such loans including shipping fees and reasonable custodian fees approved by the Trustees of the Trust or persons acting pursuant to direction of the Board.

DEPOSITORY RECEIPTS

Many of the Funds may invest in American Depositary Receipts (ADRs), Global Depository Receipts (GDRs) and European Depository Receipts (EDRs) (collectively, "Depository Receipts") if issues of such Depository Receipts are available that are consistent with a Fund's investment objective. Depository Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying securities are denominated or traded. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.

CONVERTIBLE SECURITIES

A convertible security is a fixed income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to similar non-convertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. The Manager regards convertible securities as a form of equity security.

FUTURES AND OPTIONS

Many of the Funds may use futures and options for various purposes. Such transactions may involve options, futures and related options on futures contracts, and those instruments may relate to particular equity and fixed income securities, equity and fixed income indexes, and foreign currencies. The Funds may also enter into a combination of long and short positions (including spreads and straddles) for a variety of investment strategies, including protecting against changes in certain yield relationships.


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The use of futures contracts, options contracts and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of futures, options and options on futures, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Losses incurred in transactions in futures, options and options on futures and the costs of these transactions will affect a Fund's performance.

OPTIONS. As has been noted above, many Funds which may use options (1) may enter into contracts giving third parties the right to buy the Fund's portfolio securities for a fixed price at a future date (writing "covered call options");
(2) may enter into contracts giving third parties the right to sell securities to the Fund for a fixed price at a future date (writing "covered put options"); and (3) may buy the right to purchase securities from third parties ("call options") or the right to sell securities to third parties ("put options") for a fixed price at a future date.

WRITING COVERED OPTIONS. Each Fund (except for the Short-Term Income Fund and the Asset Allocation Funds) may seek to increase its return by writing covered call or put options on optionable securities or indexes. A call option written by a Fund on a security gives the holder the right to buy the underlying security from the Fund at a stated exercise price; a put option gives the holder the right to sell the underlying security to the Fund at a stated exercise price. In the case of options on indexes, the options are usually cash settled based on the difference between the strike price and the value of the index.

Each such Fund will receive a premium for writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price and volatility of the underlying security or securities index to the exercise price of the option, the remaining term of the option, supply and demand and interest rates. By writing a call option on a security, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option on a security, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value. In the case of options on an index, if a Fund writes a call, any profit by the Fund in respect of portfolio securities expected to correlate with the index will be limited by an increase in the index above the exercise price of the option. If the Fund writes a put on an index, the Fund may be required to make a cash settlement greater than the premium received if the index declines.

A call option on a security is "covered" if a Fund owns the underlying security or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also covered if the Fund holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government Securities or other high grade debt obligations in a segregated account with its custodian. A call option on an index is "covered" if a Fund maintains cash, U.S. Government Securities or other high grade debt obligations with a value equal to the exercise price in a segregated account with its custodian. A put


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option is "covered" if the Fund maintains cash, U.S. Government Securities or other high grade debt obligations with a value equal to the exercise price in a segregated account with its custodian, or else holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the writer of an option wishes to terminate its obligation, it may effect a "closing purchase transaction." This is accomplished, in the case of exchange traded options, by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. The writer of an option may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that a Fund will be able to effect a closing purchase or a closing sale transaction at any particular time. Also, an over-the-counter option may be closed out only with the other party to the option transaction.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or high grade debt obligations. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale or any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index of securities, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or securities owned by the Fund.

A Fund may write options in connection with buy-and-write transactions; that is, a Fund may purchase a security and then write a call option against that security. The exercise price of the call the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation


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in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upward or downward by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price. In that event, the Fund's return will be the premium received from the put option minus the cost of closing the position or, if it chooses to take delivery of the security, the premium received from the put option minus the amount by which the market price of the security is below the exercise price. Out-of-the-money, at-the-money and in-the-money put options may be used by the Fund in market environments analogous to those in which call options are used in buy-and-write transactions.

The extent to which a Fund will be able to write and purchase call and put options may be restricted by the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code.

RISK FACTORS IN OPTIONS TRANSACTIONS. The option writer has no control over when the underlying securities or futures contract must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. If an option expires unexercised, the writer realizes a gain in the amount of the premium. Such a gain, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security or futures contract during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security or futures contract. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security or futures contract at the exercise price, which will usually exceed the then market value of the underlying security or futures contract.

An exchange-traded option may be closed out only on a national securities exchange ("Exchange") which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund holding the option would have to exercise the option in order to realize any profit. For example, in the case of a written call option, if the Fund is unable to effect a closing purchase transaction in a secondary market (in the case of a listed option) or with the purchaser of the option (in the case of an over-the-counter option), the Fund will not be able to sell the underlying security (or futures contract) until the option expires or it delivers the underlying security (or futures contract) upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying


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securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange should continue to be exercisable in accordance with their terms.

The Exchanges have established limitations governing the maximum number of options which may be written by an investor or group of investors acting in concert. It is possible that the Funds, the Manager and other clients of the Manager may be considered to be such a group. These position limits may restrict a Fund's ability to purchase or sell options on a particular security.

The amount of risk a Fund assumes when it purchases an option is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed below, the purchase of an option also entails the risk that changes in the value of the underlying security or futures contract will not be fully reflected in the value of the option purchased.

FUTURES. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to pay for and take delivery of the type of financial instrument called for in the contract in a specified delivery month, at a stated price. In some cases, the specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Some futures contracts are "cash settled" (rather than "physically settled," as described above) which means that the purchase price is subtracted from the current market value of the instrument and the net amount if positive is paid to the purchaser, and if negative is paid by the purchaser. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. Under U.S. law, futures contracts on individual equity securities are not permitted.

The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash or U.S. Government Securities generally not exceeding 5% of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.


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In most cases futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, a loss will be realized.

The ability to establish and close out positions on options on futures will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or be maintained.

INDEX FUTURES. Each of the Funds (except the Short-Term Income Fund) may purchase futures contracts on various securities indexes ("Index Futures"). For example, each of the U.S. Equity Funds may purchase Index Futures on the S&P 500 ("S&P 500 Index Futures") and on such other domestic stock indexes as the Manager may deem appropriate. The Japan Fund may purchase Index Futures on the Nikkei 225 Stock Average and on the Tokyo Stock Price Index ("TOPIX") (together with the Nikkei 225 futures contracts, "Japanese Index Futures"). The International Core Fund, Currency Hedged International Core Fund, Evolving Countries Fund, Foreign Fund, International Small Companies Fund and Emerging Markets Fund, among others, may each purchase Index Futures on foreign stock indexes, including those which may trade outside the United States. The Domestic Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, U.S. Bond/Global Alpha A Fund, U.S. Bond/Global Alpha B Fund and Inflation Indexed Bond Fund, among others, may each purchase Index Futures on domestic and (except for the Domestic Bond Fund) foreign fixed income securities indexes, including those which may trade outside the United States. A Fund's purchase and sale of Index Futures is limited to contracts and exchanges which have been approved by the CFTC.

An Index Future may call for "physical delivery" or be "cash settled." An Index Future that calls for physical delivery is a contract to buy an integral number of units of the particular securities index at a specified future date at a price agreed upon when the contract is made. A unit is the value from time to time of the relevant index. While a Fund that purchases an Index Future that calls for physical delivery is obligated to pay the face amount on the stated date, such an Index Future may be closed out on that date or any earlier date by selling an Index Future with the same face amount and contract date. This will terminate the Fund's position and the Fund will realize a profit or a loss based on the difference between the cost of purchasing the original Index Future and the price obtained from selling the closing Index Future. The amount of the profit or loss is determined by the change in the value of the relevant index while the Index Future was held.

For example, if the value of a unit of a particular index were $1,000, a contract to purchase 500 units would be worth $500,000 (500 units x $1,000). The Index Futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price

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and the actual level of the relevant index at the expiration of the contract.
For example, if a Fund enters into one futures contract to buy 500 units of an index at a specified future date at a contract price of $1,000 per unit and the index is at $1,010 on that future date, the Fund will gain $5,000 (500 units x gain of $10).

Index Futures that are "cash settled" provide by their terms for settlement on a net basis reflecting changes in the value of the underlying index. Thus, the purchaser of such an Index Future is never obligated to pay the face amount of the contract. The net payment obligation may in fact be very small in relation to the face amount.

A Fund may close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day) with settlement made, in the case of S&P 500 Index Futures, with the Commodities Clearing House. Because the specific procedures for trading foreign stock Index Futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases foreign stock Index Futures.

The price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the Index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Futures relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

INTEREST RATE FUTURES. For the purposes previously described, the Fixed Income Funds (other than the Short-Term Income Fund) may engage in a variety of transactions involving the use of futures with respect to U.S. Government Securities and other fixed income securities.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option-exercise price at any time during the period of the option. Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

See "Foreign Currency Transactions" below for a description of the Funds' use of options on currency futures.

RISK FACTORS IN FUTURES TRANSACTIONS. Investment in futures contracts involves risk. If the futures are used for hedging, some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or currency being hedged. The correlation is higher between price movements of futures contracts and the instrument underlying that futures contract. The correlation is lower when futures are used to hedge securities other than such underlying instrument, such as when a futures contract on an index of securities is used to hedge a single security, a futures contract on one security (e.g., U.S. Treasury bonds) is used to hedge a different security (e.g., a mortgage-backed security) or when a futures contract in one currency (e.g., the German Mark) is used to hedge a security denominated in another currency (e.g., the Spanish Peseta). In the event of an imperfect correlation between a futures position and a portfolio position (or anticipated position) which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not always possible to hedge fully or perfectly against currency fluctuations affecting the value of the securities denominated in foreign currencies because the value of such securities also is likely to fluctuate as a result of independent factors not related to currency fluctuations. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

A hedge will not be fully effective where there is such imperfect correlation. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contract.

A Fund may also purchase futures contracts (or options thereon) as an anticipatory hedge against a possible increase in the price of currency in which is denominated the securities the Fund anticipates purchasing. In such instances, it is possible that the currency may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market and/or currency decline or for other reasons, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. Short positions in index futures may be closed out only by entering into a futures contract purchase on the futures exchange on which the index futures are traded.

The successful use of transactions in futures and related options for hedging and risk management also depends on the ability of the Manager to forecast correctly the direction and extent of exchange rate, interest rate and stock price movements within a given time frame. For example, to the extent interest rates remain stable during the period in which a futures contract or option is held by a Fund investing in fixed income securities (or such rates move in a direction opposite to that anticipated), the Fund may realize a loss on the futures transaction which is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

USES OF OPTIONS, FUTURES AND OPTIONS ON FUTURES

RISK MANAGEMENT. When futures and options on futures are used for risk management, a Fund will generally take long positions (e.g., purchase call options, futures contracts or options thereon) in order to increase the Fund's exposure to a particular market, market segment or foreign currency. For example, if a Fixed Income Fund wants to increase its exposure to a particular fixed income security, the Fund may take long positions in futures contracts on that security. Likewise, if an Equity Fund holds a portfolio of stocks with an average volatility (beta) lower than that of the Fund's benchmark securities index as a whole (deemed to be 1.00), the Fund may purchase Index Futures to increase its average volatility to 1.00. In the case of futures and options on futures, a Fund is only required to deposit the initial and variation margin as required by relevant CFTC regulations and the rules of the contract markets. Because the Fund will then be obligated to purchase the security or index at a set price on a future date, the Fund's net asset value will fluctuate with the value of the security as if it were already included in the Fund's portfolio. Risk management transactions have the effect of providing a degree of investment leverage, particularly when the Fund does not segregate assets equal to the face amount of the contract (i.e., in cash settled futures contracts) since the futures contract (and related options) will increase or decrease in value at a rate which is a multiple of the rate of increase or decrease in the value of the initial and variation margin that the Fund is required to deposit. As a result, the value of the Fund's portfolio will generally be more volatile than the value of comparable portfolios which do not engage in risk management transactions. A Fund will not, however, use futures and options on futures to obtain greater volatility than it could obtain through direct investment in securities; that is, a Fund will not normally engage in risk management to increase the average volatility (beta) of that Fund's portfolio above 1.00, the level of risk (as measured by volatility) that would be present if the Fund were fully invested in the securities comprising the relevant index. However, a Fund may invest in futures and options on futures without regard to this limitation if the face value of such investments, when aggregated with the Index Futures, equity swaps and contracts for differences as described below does not exceed 10% of a Fund's assets.

HEDGING. To the extent indicated elsewhere, a Fund may also enter into options and futures contracts and buy and sell options on futures for hedging. For example, if a Fund wants to hedge certain of its fixed income securities against a decline in value resulting from a general increase in market rates of interest, it might sell futures contracts with respect to fixed income securities or indexes of fixed income securities. If the hedge is effective, then should the anticipated change in market rates cause a decline in the value of the Fund's fixed income security, the value of the futures contract should increase. Likewise, the Equity Funds may sell equity index futures if a Fund wants to hedge its equity securities against a general decline in the relevant equity market(s). The Funds may also use futures contracts in anticipatory hedge transactions by taking a long position in a futures contract with respect to a security, index or foreign currency that a Fund intends to purchase (or whose value is expected to correlate closely with the security or currency to be purchased) pending receipt of cash from other transactions to be used for the actual purchase. Then if the cost of the security or foreign currency to be purchased by the Fund increases and if the anticipatory hedge is effective, that increased cost should be offset, at least in part, by the value of the futures contract. Options on futures contracts may be used for hedging as well. For example, if the value of a fixed-income security in a Fund's portfolio is expected to decline as a result of an increase in rates, the Fund might purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, for anticipatory hedging, the Fund may purchase call options or write put options as a substitute for the purchase of futures contracts. See "Foreign Currency Transactions" below for more information regarding the currency hedging practices of certain Funds.

INVESTMENT PURPOSES. To the extent indicated elsewhere, a Fund may also enter into futures contracts and buy and sell options thereon for investment. For example, a Fund may invest in futures when its Manager believes that there are not enough attractive securities available to maintain the standards of diversity and liquidity set for a Fund pending investment in such securities if or when they do become available. Through this use of futures and related options, a Fund may diversify risk in its portfolio without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. This use may also permit a Fund to avoid potential market and liquidity problems (e.g., driving up the price of a security by purchasing additional shares of a portfolio security or owning so much of a particular issuer's stock that the sale of such stock depresses that stock's price) which may result from increases in positions already held by the Fund.

When any Fund purchases futures contracts for investment, it will maintain cash, U.S. Government Securities or other high grade debt obligations in a segregated account with its custodian in an amount which, together with the initial and variation margin deposited on the futures contracts, is equal to the face value of the futures contracts at all times while the futures contracts are held.

Incidental to other transactions in fixed income securities, for investment purposes a Fund may also combine futures contracts or options on fixed income securities with cash, cash equivalent investments or other fixed income securities in order to create "synthetic" bonds which approximate desired risk and return profiles. This may be done where a "non-synthetic" security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain foreign governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to foreign withholding taxes). A Fund may also purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security which approximates desired risk and return characteristics where the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics. For greater detail, see "Foreign Currency Transactions" below. When a Fund creates a "synthetic" bond with a futures contract, it will maintain cash, U.S. Government securities or other high grade debt obligations in a segregated account with its custodian with a value at least equal to the face amount of the futures contract (less the amount of any initial or variation margin on deposit).

SYNTHETIC SALES AND PURCHASES. Futures contracts may also be used to reduce transaction costs associated with short-term restructuring of a Fund's portfolio. For example, if a Fund's portfolio includes stocks of companies with medium-sized equity capitalization (e.g., between $300 million and $5.2 billion) and, in the opinion of the Manager, such stocks are likely to underperform larger capitalization stocks, the Fund might sell some or all of its mid-capitalization stocks, buy large capitalization stocks with the proceeds and then, when the expected trend had played out, sell the large capitalization stocks and repurchase the mid-capitalization stocks with the proceeds. In the alternative, the Fund may use futures to achieve a similar result with reduced transaction costs. In that case, the Fund might simultaneously enter into short futures positions on an appropriate index (e.g., the S&P Mid Cap 400 Index) (to synthetically "sell" the stocks in the Fund) and long futures positions on another index (e.g., the S&P 500) (to synthetically "buy" the larger capitalization stocks). When the expected trend has played out, the Fund would then close out both futures contract positions. A Fund will only enter into these combined positions if (1) the short position (adjusted for historic volatility) operates as a hedge of existing portfolio holdings, (2) the face amount of the long futures position is less than or equal to the value of the portfolio securities that the Fund would like to dispose of, (3) the contract settlement date for the short futures position is approximately the same as that for the long futures position and (4) the Fund segregates an amount of cash, U.S. Government Securities and other high-quality debt obligations whose value, marked-to-market daily, is equal to the Fund's current obligations in respect of the long futures contract positions. If a Fund uses such combined short and long positions, in addition to possible declines in the values of its investment securities, the Fund may also suffer losses associated with a securities index underlying the long futures position underperforming the securities index underlying the short futures position. However, the Manager will enter into these combined positions only if the Manager expects that, overall, the Fund will perform as if it had sold the securities hedged by the short position and purchased the securities underlying the long position. A Fund may also use swaps and options on futures to achieve the same objective.

Limitations on the Use of Options and Futures Portfolio Strategies. As noted above, the Funds may use futures contracts and related options for hedging and, in some circumstances, for risk management or investment but not for speculation. Thus, except when used for risk management or investment, each such Fund's long futures contract positions (less its short positions) together with the Fund's cash (i.e., equity or fixed income) positions will not exceed the Fund's total net assets.

The Funds' ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to currencies are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, each Fund's ability to engage in options and futures transactions may be limited by tax considerations.

SWAP CONTRACTS AND OTHER TWO-PARTY CONTRACTS
Many of the Funds may use swap contracts and other two-party contracts for the same or similar purposes as they may use options, futures and related options.

SWAP CONTRACTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange returns (or differentials in rates of return) calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. A Fund will usually enter into swaps on a net basis, i.e., the two returns are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two returns.

INTEREST RATE AND CURRENCY SWAP CONTRACTS. Interest rate swaps involve the exchange of the two parties' respective commitments to pay or receive interest on a notional principal amount (e.g. an exchange of floating rate payments for fixed rate payments). Currency swaps involve the exchange of the two parties' respective commitments to pay or receive fluctuations with respect to a notional amount of two different currencies (e.g., an exchange of payments with respect to fluctuations in the value of the U.S. dollar relative to the Japanese yen).

EQUITY SWAP CONTRACTS AND CONTRACTS FOR DIFFERENCES. Equity swap contracts involve the exchange of one party's obligation to pay the loss, if any, with respect to a notional amount of a particular equity index (e.g., the S&P 500 Index) plus interest on such notional amount at a designated rate (e.g., the London Inter-Bank Offered Rate) in exchange for the other party's obligation to pay the gain, if any, with respect to the notional amount of such index.

If a Fund enters into a long equity swap contract, the Fund's net asset value will fluctuate as result of changes in the value of the equity index on which the equity swap is based as if it had purchased the notional amount of securities comprising the index. The Funds will not use long equity swap contracts to obtain greater volatility than it could obtain through direct investment in securities; that is, a Fund will not normally enter into an equity swap contract to increase the volatility (beta) of the Fund's portfolio above 1.00, the volatility that would be present in the stocks comprising the Fund's benchmark index. However, a Fund may invest in long equity swap contracts without regard to this limitation if the notional amount of such equity swap contracts, when aggregated with the Index Futures as described above and the contracts for differences as described below, does not exceed 10% of a Fund's net assets.

Contracts for differences are swap arrangements in which a Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or "baskets" of securities. As to one of the baskets, the Fund's return is based on theoretical, long futures positions in the securities comprising that basket (with an aggregate face value equal to the notional amount of the contract for differences) and as to the other basket, the Fund's return is based on theoretical short futures positions in the securities comprising the basket. The Fund may also use actual long and short futures positions to achieve the same market exposure(s) as contracts for differences where payment obligations of the two legs of the contract are netted and thus based on changes in the relative value of the baskets of securities rather than on the aggregate change in the value of the two legs. The Funds will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long leg will outperform the basket constituting the short leg. However, it is possible that the short basket will outperform the long basket --resulting in a loss to the Fund, even in circumstances when the securities in both the long and short baskets appreciate in value.

Except for instances in which a Fund elects to obtain leverage up to the 10% limitation mentioned above, a Fund will maintain cash, U.S. Government Securities or other high grade debt obligations in a segregated account with its custodian in an amount equal to the aggregate of net payment obligations on its swap contracts and contracts for differences, marked to market daily.

A Fund may enter into swaps and contracts for differences for hedging, investment and risk management. When using swaps for hedging, a Fund may enter into an interest rate, currency or equity swap, as the case may be, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities. For risk management or investment purposes a Fund may also enter into a contract for differences in which the notional amount of the theoretical long position is greater than the notional amount of the theoretical short position. A Fund will not normally enter into a contract for differences to increase the volatility (beta) of the Fund's portfolio above 1.00. However, a Fund may invest in contracts for differences without regard to this limitation if the aggregate amount by which the theoretical long positions of such contracts exceed the theoretical short positions of such contracts, when aggregated with the Index Futures and equity swaps contracts as described above, does not exceed 10% of a Fund's net assets.

INTEREST RATE CAPS, FLOORS AND COLLARS. The Funds may use interest rate caps, floors and collars for the same purposes or similar purposes as they use interest rate futures contracts and related options. Interest rate caps, floors and collars are similar to interest rate swap contracts because the payment obligations are measured by changes in interest rates as applied to a notional amount and because they are individually negotiated with a specific counterparty. The purchase of an interest rate cap entitles the purchaser, to the extent that a specific index exceeds a specified interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. The purchase of an interest rate collar entitles the purchaser, to the extent that a specified index exceeds or falls below two specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate collar. Except when using such contracts for risk management, each Fund will maintain cash, U.S. Government Securities or other high grade debt obligations in a segregated account with its custodian in an amount at least equal to its obligations, if any, under interest rate cap, floor and collar arrangements. As with futures contracts, when a Fund uses notional amount contracts for risk management it is only required to segregate assets equal to its net payment obligation, not the notional amount of the contract. In those cases, the notional amount contract will have the effect of providing a degree of investment leverage similar to the leverage associated with nonsegregated futures contracts. The Funds' use of interest rate caps, floors and collars for the same or similar purposes as those for which they use futures contracts and related options presents the same risks and similar opportunities as those associated with futures and related options. Because caps, floors and collars are recent innovations for which standardized documentation has not yet been developed they are deemed by the SEC to be relatively illiquid investments which are subject to a Fund's limitation on investment in illiquid securities. See "Illiquid Securities" below.

RISK FACTORS IN SWAP CONTRACTS, OTC OPTIONS AND OTHER TWO-PARTY CONTRACTS. A Fund may only close out a swap, contract for differences, cap, floor or collar or OTC option with the particular counterparty. Also, if the counterparty defaults, a Fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to swap contracts. The Manager will closely monitor, subject to the oversight of the Trustees, the creditworthiness of contract counterparties, and a Fund will not enter into any swaps, caps, floor or collars, unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated at least A by Moody's Investors Service or Standard & Poor's Corporation at the time of entering into such transaction or if the counterparty has comparable credit as determined by the Manager. However, the credit of the counterparty may be adversely affected by larger-than-average volatility in the markets, even if the counterparty's net market exposure is small relative to its capital. The management of caps, floors, collars and swaps may involve certain difficulties because the characteristics of many derivatives have not been observed under all market conditions or through a full market cycle.

ADDITIONAL REGULATORY LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS, INTEREST RATE FLOORS, CAPS AND COLLARS AND INTEREST RATE AND CURRENCY SWAP CONTRACTS. In accordance with CFTC regulations, investments by any Fund in futures contracts and related options for purposes other than bona fide hedging are limited such that the aggregate amount that a Fund may commit to initial margin on such contracts or time premiums on such options may not exceed 5% of that Fund's net assets.

The Manager and the Trust do not believe that the Fund's respective obligations under equity swap contracts, reverse equity swap contracts or Index Futures are senior securities and, accordingly, the Fund will not treat them as being subject to its borrowing restrictions. However, the net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap contract will be accrued on a daily basis and an amount of cash, U.S. government securities or other high grade debt obligations having an aggregate market value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. Likewise, when a Fund takes a short position with respect to an Index Futures contract the position must be covered or the Fund must maintain at all times while that position is held, cash, U.S. government securities or other high grade debt obligations in a segregated account with its custodian, in an amount which, together with the initial margin deposit on the futures contract, is equal to the current delivery or cash settlement value.

The use of unsegregated futures contracts, related written options, interest rate floors, caps and collars and interest rate and currency swap contracts for risk management by a Fund permitted to engage in any or all of such practices is limited to no more than 10% of a Fund's total net assets when aggregated with such Fund's traditional borrowings in accordance with SEC pronouncements. This 10% limitation applies to the face amount of unsegregated futures contracts and related options and to the amount of a Fund's net payment obligation that is not segregated against in the case of interest rate floors, caps and collars and interest rate and currency swap contracts.

FOREIGN CURRENCY TRANSACTIONS

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. For example, significant uncertainty surrounds the introduction of the "euro" (a common currency unit for the European Union) in January 1999. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Funds that are permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies, deal in forward foreign currency contracts, currency futures contracts and related options and options on currencies. These Funds may use such currency instruments for hedging, investment or currency risk management. Currency risk management may include taking active currency positions relative to both the securities portfolio of the Fund and the Fund's performance benchmark.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specific quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. Options on currency futures contracts given their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. Options on currencies given their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period.

These Funds may enter into forward contracts for hedging under three circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

Second, when the manager of a Fund believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Maintaining a match between the forward contract amounts and the value of the securities involved will not generally be possible

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since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

Third, the Funds may engage in currency "cross hedging" when, in the opinion of the Manager, the historical relationship among foreign currencies suggests that the Funds may achieve the same protection for a foreign security at reduced cost through the use of a forward foreign currency contract relating to a currency other than the U.S. dollar or the foreign currency in which the security is denominated. By engaging in cross hedging transactions, the Funds assume the risk of imperfect correlation between the subject currencies. These practices may present risks different from or in addition to the risks associated with investments in foreign currencies.

A Fund is not required to enter into hedging transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Manager. By entering into the above hedging transactions, the Funds may be required to forego the benefits of advantageous changes in the exchange rates.

Each of these Funds may also enter foreign currency forward contracts for investment and currency risk management. When a Fund uses currency instruments for such purposes, the foreign currency exposure of the Fund may differ substantially from the currencies in which the Fund's investment securities are denominated. However, a Fund's aggregate foreign currency exposure will not normally exceed 100% of the value of the Fund's securities, except that a Fund may use currency instruments without regard to this limitation if the amount of such excess, when aggregated with futures contracts, equity swap contracts and contracts for differences used in similar ways, does not exceed 10% of a Fund's net assets. The U.S. Bond/Global Alpha A Fund, U.S. Bond/Global Alpha B Fund, International Bond Fund, the Currency Hedged International Bond Fund, the Global Bond Fund and the Emerging Country Debt Fund may each also enter into foreign currency forward contracts to give fixed income securities denominated in one currency (generally the U.S. dollar) the risk characteristics of similar securities denominated in another currency as described above under "Uses of Options, Futures and Options on Futures --Investment Purposes" or for risk management in a manner similar to such Funds' use of futures contracts and related options.

Except to the extent that the Funds may use such contracts for risk management, whenever a Fund enters into a foreign currency forward contract, other than a forward contract entered into for hedging, it will maintain cash, U.S. Government securities or other high grade debt obligations in a segregated account with its custodian with a value, marked to market daily, equal to the amount of the currency required to be delivered. A Fund's ability to engage in forward contracts may be limited by tax considerations.

A Fund may use currency futures contracts and related options and options on currencies for the same reasons for which it uses currency forwards. Except to the extent that the Funds may use futures contracts and related options for risk management, a Fund will, so long as it is obligated as the writer of a call option on currency futures, own on a contract-for-contract basis an equal long position in currency futures with the same delivery date or a call option on currency futures with the difference, if any, between the market value of the call written and the market value of the call or long currency futures purchased maintained by the Fund in cash, U.S. Government securities or

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other high grade debt obligations in a segregated account with its custodian. If at the close of business on any day the market value of the call purchased by a Fund falls below 100% of the market value of the call written by the Fund, the Fund will maintain an amount of cash, U.S. Government securities or other high grade debt obligations in a segregated account with its custodian equal in value to the difference. Alternatively, the Fund may cover the call option by owning securities denominated in the currency with a value equal to the face amount of the contract(s) or through segregating with the custodian an amount of the particular foreign currency equal to the amount of foreign currency per futures contract option times the number of options written by the Fund.

REPURCHASE AGREEMENTS

A Fund may enter into repurchase agreements with banks and broker-dealers by which the Fund acquires a security (usually an obligation of the Government where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually not more than a week) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-on price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the relevant Fund to expenses, delays and risks of loss including: (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in attempted enforcement.

DEBT AND OTHER FIXED INCOME SECURITIES GENERALLY

Debt and Other Fixed Income Securities include fixed income securities of any maturity, although, under normal circumstances, a Fixed Income Fund (other than the Short-Term Income Fund) will only invest in a security if, at the time of such investment, at least 65% of its total assets will be comprised of bonds, as defined in the Prospectus. Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers.

Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest. Obligations of issuers are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Fixed income securities denominated in foreign currencies are also subject to the risk of a decline in the value of the denominating currency.

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Because interest rates vary, it is impossible to predict the future income of a
Fund investing in such securities. The net asset value of each Fund's shares will vary as a result of changes in the value of the securities in its portfolio and will be affected by the absence and/or success of hedging strategies.

TEMPORARY HIGH QUALITY CASH ITEMS

Many of the Funds may temporarily invest a portion of their assets in cash or cash items pending other investments or in connection with the maintenance of a segregated account. These cash items must be of high quality and may include a number of money market instruments such as securities issued by the United States government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. By investing only in high quality money market securities a Fund will seek to minimize credit risk with respect to such investments. The Short-Term Income Fund may make many of the same investments, although it imposes less strict restrictions concerning the quality of such investments.

U.S. GOVERNMENT SECURITIES AND FOREIGN GOVERNMENT SECURITIES

U.S. Government Securities include securities issued or guaranteed by the U.S. government or its authorities, agencies or instrumentalities. Foreign Government Securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies or instrumentalities or by supra-national agencies. U.S. Government Securities and Foreign Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. Similarly, some Foreign Government Securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. In the case of certain countries, Foreign Government Securities may involve varying degrees of credit risk as a result of financial or political inability of a Fund to enforce its rights against the foreign government issuer.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies' activities, and include such entities as the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

Like other fixed income securities, U.S. Government Securities and Foreign Government Securities are subject to market risk and their market values fluctuate as interest rates change. Thus, for example, the value of an investment in a Fund which holds U.S. Government Securities or Foreign Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities and Foreign Government Securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. Government Securities and Foreign Government Securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government

Securities and Foreign Government Securities. These certificates of accrual and similar instruments may be more volatile than other government securities.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES

Mortgage-backed and other asset-backed securities may be issued by the U.S. government, its agencies or instrumentalities, or by non-governmental issuers. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed security. Prepayments occur when the mortgagor on an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying mortgages, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, there can be no certainty as to the predicted yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate and a Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital loss because the premium may not have been fully amortized at the time the obligation was prepaid. As a result of these principal prepayment features, the values of mortgage-backed securities generally fall when interest rates rise, but their potential for capital appreciation in periods of falling interest rates is limited because of the prepayment feature. The mortgage-backed securities purchased by a Fund may include Adjustable Rate Securities as such term is defined in "Adjustable Rate Securities" below.

Other "asset-backed securities" include securities backed by pools of automobile loans, educational loans and credit card receivables. Mortgage-backed and asset-backed securities of non-governmental issuers involve prepayment risks similar to those of U.S. government guaranteed mortgage-backed securities and also involve risk of loss of principal if the obligors of the underlying obligations default in payment of the obligations.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"): STRIPS AND RESIDUALS. A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued in multiple classes or series which have different maturities representing interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its stated maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

CMOs include securities ("Residuals") representing the interest in any excess cash flow and/or the value of any collateral remaining on mortgages or mortgage-backed securities from the payment of principal of and interest on all other CMOs and the administrative expenses of the issuer. Residuals have value only to the extent income from such underlying mortgages or mortgage-backed securities exceeds the amount necessary to satisfy the issuer's debt obligations represented by all other outstanding CMOs.

CMOs also include certificates representing undivided interests in payments of interest-only or principal-only ("IO/PO Strips") on the underlying mortgages. IO/PO Strips and Residuals tend to be more volatile than other types of securities. IO Strips and Residuals also involve the additional risk of loss of a substantial portion of or the entire value of the investment if the underlying securities are prepaid. In addition, if a CMO bears interest at an adjustable rate, the cash flows on the related Residual will also be extremely sensitive to the level of the index upon which the rate adjustments are based.

ADJUSTABLE RATE SECURITIES

Adjustable rate securities are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. They may be U.S. Government Securities or securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or, in the case of securities backed by mortgage loans, the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

LOWER RATED SECURITIES

Certain Funds may invest some or all of their assets in securities rated below investment grade (that is, rated below BBB by Standard & Poor's or below Baa by Moody's) at the time of purchase, including securities in the lowest rating categories, and comparable unrated securities ("Lower Rated Securities"). A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although the Manager will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.

Lower Rated Securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed income securities. Lower Rated Securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a Fund investing in Lower Rated Securities may be more dependent on the Manager's own credit analysis than is the case with higher quality bonds. The market for Lower Rated Securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for Lower Rated Securities. This reduced liquidity at certain times may affect the values of these securities and may make the valuation and sale or these securities more difficult. Securities of below investment grade quality are commonly referred to as "junk bonds." Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB or Baa) have some speculative characteristics. See "Commercial Paper and Corporate Debt Ratings" below for more information concerning commercial paper and corporate debt ratings.

BRADY BONDS

Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructuring under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in Mexico, Uruguay, Venezuela, Costa Rica, Argentina, Nigeria, the Philippines and other countries.

Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.

Brady Bonds are often viewed as having three or four valuation components: any collateralized repayment of principal at final maturity; any collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

ZERO COUPON SECURITIES

A Fund investing in "zero coupon" fixed income securities is required to accrue interest income on these securities at a fixed rate based on the initial purchase price and the length to maturity, but these securities do not pay interest in cash on a current basis. Each Fund is required to distribute the income on these securities to its shareholders as the income accrues, even though that Fund is not receiving the income in cash on a current basis. Thus, each Fund may have to sell other investments to obtain cash to make income distributions. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity. Zero coupon securities include IO and PO strips.

INDEXED SECURITIES

Indexed Securities are securities the redemption values and/or the coupons of which are indexed to the prices of a specific instrument or statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

Indexed securities in which each Fund may invest include so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple of the rate at which fixed-rate long-term securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed rate securities.

A Fund's investment in indexed securities may also create taxable income in excess of the cash such investments generate. See "Taxes" in the Prospectus.

FIRM COMMITMENTS

A firm commitment agreement is an agreement with a bank or broker-dealer for the purchase of securities at an agreed-upon price on a specified future date. A fund may enter into firm commitment agreements with such banks and broker-dealers with respect to any of the instruments eligible for purchase by the Fund. A Fund will only enter into firm commitment arrangements with banks and broker-dealers which the Manager determines present minimal credit risks. Each such Fund will maintain in a segregated account with its custodian cash, U.S. Government Securities or other liquid high grade debt obligations in an amount equal to the Fund's obligations under firm commitment agreements.

LOANS, LOAN PARTICIPATIONS AND ASSIGNMENTS

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to a Fund's policies regarding the quality of debt securities.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating agency and yield could be adversely affected. Loans that are fully secured offer the Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of emerging countries will also involve a risk that the governmental entities responsible for repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

When investing in a loan participation, a Fund will typically have the right to receive payments only from the lender to the extent the lender receives payments from the borrower, and not from the borrower itself. Likewise, a Fund typically will be able to enforce its rights only through the lender, and not directly against the borrower. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the participation.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as a co-lender. In the case of a loan participation, direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, a Fund may rely on the Manager's research to attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so. A Fund will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

Certain Funds may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.

Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

A Fund which makes such investments will establish segregated accounts with its custodian in which the Fund will maintain cash, U.S. Government Securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are not considered borrowings by a Fund for purposes of a Fund's fundamental investment restriction with respect to borrowings.

ILLIQUID SECURITIES

Each Fund may purchase (or in the case of the Asset Allocation Funds, gain exposure through investment in underlying Funds) "illiquid securities," i.e., securities which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment, which include securities whose disposition is restricted by securities laws, so long as no more than 15% (or, in the case of the Foreign Fund only, 10%) of net assets would be invested in such illiquid securities. Each Fund currently intends to invest in accordance with the SEC staff view that repurchase agreements maturing in more than seven days are illiquid securities. The SEC staff has stated informally that it is of the view that over-the-counter options and securities serving as cover for over-the-counter options are illiquid securities. While the Trust does not agree with this view, it will operate in accordance with any relevant formal guidelines adopted by the SEC.

In addition, the SEC staff considers equity swap contracts, caps, floors and collars to be illiquid securities. Consequently, while the staff maintains this position, the Fund will not enter into an equity swap contract or a reverse equity swap contract or purchase a cap, floor or collar if, as a result of the investment, the total value (i.e., marked-to-market value) of such investments (without regard to their notional amount) together with that of all other illiquid securities which the Fund owns would exceed 15% (or, in the case of the Foreign Fund only, 10%) of the Fund's net assets.

                       ADDITIONAL INVESTMENT RESTRICTIONS

Fundamental Restrictions:

Without a vote of the majority of the outstanding voting securities of the relevant Fund, the Trust will not take any of the following actions with respect to any Fund as indicated:

(1) Borrow money except under the following circumstances: (i) Each Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) Each Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; (iii) Each Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that a Fund establishes a segregated account with its custodian in which it maintains cash and/or high grade debt securities equal in value to its obligations in respect of these transactions. Under current pronouncements of the SEC staff, such transactions are not treated as senior securities so long as and to the extent that the Fund establishes a segregated account with its custodian in which it maintains liquid assets, such as cash, U.S. Government securities or other appropriate assets equal in value to its obligations in respect of these transactions; notwithstanding the foregoing, the Japan Fund may not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes, and which borrowings will be repaid before any additional investments are purchased.

(2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

(3) Make short sales of securities or maintain a short position for the Fund's account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

(4) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

(5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

(6) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities. Loans of portfolio securities may be made with respect to up to 100% of a Fund's total assets in the case of each Fund (except the International Core and Currency Hedged International Core Funds), and with respect to not more than 25% of total assets in the case of each of the International Core and Currency Hedged International Core Funds.

(7) Invest in securities of any issuer if, to the knowledge of the Trust, officers and Trustees of the Trust and officers and members of Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") who beneficially own more than 1/2 of 1% of the securities of that issuer together beneficially own more than 5%.

(8) Concentrate more than 25% of the value of its total assets in any one industry (except that the Short-Term Income Fund may invest up to 100% of its assets in obligations issued by banks, and the

REIT and Global Properties Funds may invest more than 25% of their assets in real estate-related securities).

(9) Purchase or sell commodities or commodity contracts, except that the Funds (other than the Short-Term Income Fund) may purchase and sell financial futures contracts and options thereon.

(10) Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements and standby commitment agreements fall within the functional meaning of the term "evidence of indebtedness," the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if a Fund covers such securities by maintaining certain "segregated accounts." Similarly, so long as such segregated accounts are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by non-fundamental policy (5) below; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variational margin permitted by non-fundamental policy (5) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.

(11) With respect to the Tobacco-Free Core Fund only, invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, and (c) repurchase agreements maturing in more than seven days if, as a result, more than 10% of the Fund's total assets (taken at current value) would then be invested in securities described in (a), (b) and (c) above.

(12) With respect to the Japan Fund only, (i) own greater than 10% of the outstanding voting securities of any single issuer; or (ii) pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost) and then only to secure permitted borrowings (for purposes of this restriction, collateral arrangements with respect to the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets).

Non-Fundamental Restrictions:
It is contrary to the present policy of all the Funds, which may be changed by the Trustee without shareholder approval, to:

(1) Invest in warrants or rights excluding options (other than warrants or rights acquired by the Fund as a part of a unit or attached to securities at the time of purchase), except that (i) the International Equity Funds may invest in such warrants or rights so long as the aggregate value thereof (taken at the lower of cost or market) does not exceed 5% of the value of the Fund's total net assets; provided that within this 5%, not more than 2% of its net assets may be invested in warrants that are not listed on the New York or American Stock Exchange or a recognized foreign exchange, and (ii) the Foreign Fund may invest without limitation in such warrants or rights.

(2) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

(3) Make investments for the purpose of gaining control of a company's management.

(4) Invest more than 15% of net assets in illiquid securities. The securities currently thought to be included as "illiquid securities" are restricted securities under the Federal securities laws (including illiquid securities traded under Rule 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities traded under Section 4(2) or Rule 144A under the Securities Act of 1933 are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

(5) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 33 1/3% of the Fund's total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be a pledge or encumbrance.)

(6) With respect to the Foreign Fund only, to (i) invest in interests of any general partnership, (ii) utilize margin or other borrowings to increase market exposure (such prohibition shall extend to the use of cash collateral obtained in exchange for loaned securities but does not prohibit the use of margin accounts for permissible futures trading; further, the Fund may borrow an amount equal to cash receivable from sales of stocks or securities the settlement of which is deferred under standard practice in the country of sale), (iii) pledge or otherwise encumber its assets, and (iv) invest more than 5% of its assets in any one issuer (except Government securities and bank certificates of deposit).

Except as indicated above in Fundamental Restriction (1), all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The phrase "shareholder approval," as used in the Prospectus and in this Statement of Additional Information, and the phrase "vote of a majority of the outstanding voting securities," as used herein with respect to a Fund, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that Fund, or (2) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.


                             MANAGEMENT OF THE TRUST

         Subject to the provisions of the GMO Declaration of Trust, the business of the GMO Trust (the "Trust") shall be managed by the Trustees, and they shall have all powers necessary or convenient to carry out that responsibility including the power to engage in securities transactions of all kinds on behalf of the Trust. Without limiting the foregoing, the Trustees may adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust and may amend and repeal them to the extent that such By-Laws do not reserve that right to the Shareholders; they may fill vacancies in or remove from their number (including any vacancies created by an increase in the number of Trustees); they may remove from their number with or without cause; they may elect and remove such officers and appoint and terminate such agents as they consider appropriate; they may appoint from their own number and terminate one or more committees consisting of two or more Trustees which may exercise the powers and authority of the Trustees to the extent that the Trustees determine; they may employ one or more custodians of the assets of the Trust and may authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank, retain a transfer agent or a shareholder servicing agent, or both, provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise, set record dates for the determination of Shareholders with respect to various matters, and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian or underwriter.

         The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

         R. JEREMY GRANTHAM* (D.O.B. 10/6/38). President-Quantitative and Chairman of the Trustees of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         HARVEY R. MARGOLIS (D.O.B. 12/12/42). Trustee of the Trust. Mathematics Professor, Boston College.

         JAY O. LIGHT (D.O.B. 10/3/41). Trustee of the Trust. Professor of Business Administration, Harvard University; Senior Associate Dean, Harvard University (1988-1992).

         EYK DEL MOL VAN OTTERLOO (D.O.B. 2/27/37). President-International of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         RICHARD MAYO (D.O.B. 6/18/42). President-U.S. Active of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         KINGSLEY DURANT (D.O.B. 1/19/32). Vice President and Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         SUSAN RANDALL HARBERT (D.O.B. 4/25/57). Secretary and Treasurer of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         WILLIAM R. ROYER, ESQ. (D.O.B. 7/20/65). Vice President and Assistant Treasurer of the Trust. General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (January 1995 - Present). Associate, Ropes & Gray, Boston, Massachusetts (September 1992 - January 1995).

         JUI LAI (D.O.B. 1/21/49). Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         ANN SPRUILL (D.O.B. 8/30/54). Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         [ALISON E. BAUR, ESQ. (D.O.B. 5/8/64). Clerk of the Trust. Associate General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (February 1997
         - Present). Attorney, Securities and Exchange Commission (April 1991 - January 1997).]

         ROBERT V. BROKAW, JR. (D.O.B. 10/7/43). Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         FORREST BERKLEY (D.O.B. 4/25/54). Vice President of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         SCOTT ESTON (D.O.B. 1/20/56). Vice President of the Trust. Chief Financial Officer, Grantham, Mayo, Van Otterloo & Co. LLC (September 1997 - present). Senior Partner, Coopers & Lybrand (1987 - 1997).

         BRENT ARVIDSON (D.O.B. 6/26/69). Assistant Treasurer of the Trust. Senior Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 1997 - present). Senior Financial Reporting Analyst, John Hancock Funds (August 1996 - September 1997). Account Supervisor/Senior Account Specialist, Investors Bank and Company (June 1993 - August
         1996).

*Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC ("GMO" or the "Manager"), as defined by the 1940 Act.

         The mailing address of each of the officers and Trustees is c/o GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110. Except as set forth below, as of June __, 1999, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of each Fund of the Trust.

                                                                  AGGREGATE
                FUND                         CLASS            OWNERSHIP INTEREST

               REIT Fund                       III                     __%

               Global Properties               III                     __%
               Fund

               Short-Term Income               III                     __%
               Fund


               Global Hedged                   III                     __%
               Equity Fund

               Evolving Countries Fund         III                     __%

         Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers. Eyk Van Otterloo is an officer of the Trust as well as the beneficial holder of __% of the outstanding shares of the Global Properties Fund. Mr. Van Otterloo shares responsibility for the day-to-day management of the Global Properties Fund.

         Other than as set forth in the table below, no Trustee or officer of the Trust receives any direct compensation from the Trust or any series thereof:

                NAME OF PERSON,                  TOTAL ANNUAL COMPENSATION
                  POSITION                             FROM THE TRUST
              Harvey R. Margolis, Trustee                  $70,000

              Jay O. Light, Trustee                        $70,000

         Messrs. Grantham, Mayo, Van Otterloo, Durant, Lai, Brokaw, Eston and Berkley, and Mses. Harbert and Spruill, as members of the Manager, will benefit from the management fees paid by each Fund of the Trust.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Management Contracts

         As disclosed in the Prospectus under the heading "Management of the Trust," under separate Management Contracts (each a "Management Contract") between the Trust and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an investment program for each Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions--Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers which furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.

         As is disclosed in the Prospectus, the Manager has contractually agreed to reimburse each Fund with respect to certain Fund expenses through June 30, 2000 to the extent that a Fund's total annual operating expenses (excluding Shareholder Service Fees, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses and transfer taxes; and, in the case of the Emerging Markets Fund, Evolving Countries Fund, Asia Fund, Emerging Country Debt Fund, Global Hedged Equity Fund and Global Properties Fund, also excluding custodial fees; and, in the case of the Asset Allocation Funds, U.S. Sector Fund, Global Hedged Equity Fund and Emerging Country Debt Share Fund, also excluding expenses indirectly incurred by the investment in other Funds of the Trust) would otherwise exceed a specified percentage of that Fund's daily net assets.

         Each Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Each Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who were not "interested persons" of the Manager) and by the relevant Fund's sole shareholder in connection with the organization of the Trust and the establishment of the Funds. Each Management Contract will continue in effect for a period more than two years from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust.

         For each Fund, the Management Fee is calculated based on a fixed percentage of the Fund's average daily net assets. In the last three fiscal years the Funds have paid the following amounts as Management Fees to the Manager pursuant to the relevant Management Contract:


                                                Gross            Reduction           Net
                                                -----            ---------           ---
U.S. CORE FUND

Year ended 2/28/99                            $18,661,431       $ 7,700,727       $10,960,704
Year ended 2/28/98                            $17,753,329       $ 7,220,779       $10,532,550
Year ended 2/28/97                            $16,712,773       $ 5,742,268       $10,970,505

TOBACCO-FREE CORE FUND

Year ended 2/28/99                            $   666,206       $   330,580       $   335,626
Year ended 2/28/99                            $   394,815       $   218,695       $   176,120
Year ended 2/28/98                            $   291,746       $   183,825       $   107,921

VALUE FUND

Year ended 2/28/99                            $ 1,839,261       $   778,954       $ 1,060,307
Year ended 2/28/98                            $ 2,742,196       $ 1,134,088       $ 1,608,108
Year ended 2/28/97                            $ 2,462,093       $   871,498       $ 1,590,595

FUNDAMENTAL VALUE FUND

Year ended 2/28/99                            $   742,814       $   207,233       $   535,581
Year ended 2/28/98                            $ 1,425,989       $   381,705       $ 1,044,284
Year ended 2/28/97                            $ 1,627,950       $   347,372       $ 1,280,578

GROWTH FUND

Year ended 2/28/99                            $   857,030       $   396,124       $   460,906
Year ended 2/28/98                            $ 1,008,998       $   463,468       $   545,530
Year ended 2/28/97                            $ 1,637,804       $   561,765       $ 1,076,039

SMALL CAP VALUE FUND

Year ended 2/28/99                            $ 2,529,395       $ 1,060,654       $ 1,468,741
Year ended 2/28/98                            $ 3,650,580       $ 1,603,440       $ 2,047,140
Year ended 2/28/97                            $ 1,948,526       $   761,954       $ 1,186,572

SMALL CAP GROWTH FUND

Year ended 2/28/99                            $ 1,527,491       $   699,892       $   827,599
Year ended 2/28/98                            $ 1,537,995       $   725,457       $   812,538
Commencement of
  Operations
(12/31/96) - 2/28/97                          $   124,256       $   105,410       $    18,846

REIT FUND

Year ended 2/28/99                            $ 1,748,325       $   614,047       $ 1,134,278
Year ended 2/28/98                            $ 2,765,300       $   961,297       $ 1,804,003
Commencement of
  Operations
(5/31/96) - 2/28/97                           $   666,973       $   286,384       $   380,589

INTERNATIONAL CORE FUND

Year ended 2/28/99                            $25,130,562       $ 9,237,518       $15,893,044
Year ended 2/28/98                            $30,572,502       $12,093,211       $18,479,291
Year ended 2/28/97                            $33,112,051       $11,195,222       $21,916,829

CURRENCY HEDGED INTERNATIONAL CORE FUND

Year ended 2/28/99                            $ 2,606,569       $ 1,442,434       $ 1,164,135
Year ended 2/28/98                            $ 4,457,931       $ 2,255,760       $ 2,202,171
Year ended 2/28/97                            $ 3,841,815       $ 2,218,152       $ 1,623,663

FOREIGN FUND

Year ended 2/28/99                            $ 8,363,703       $ 2,741,305       $ 5,622,398
Year ended 2/28/98                            $ 7,035,104       $ 2,369,507       $ 4,665,597
Commencement of
  Operations
(6/28/96) - 2/28/97                           $ 3,034,381       $ 1,267,971       $ 1,766,410

INTERNATIONAL SMALL COMPANIES FUND

Year ended 2/28/99                            $ 2,608,681       $ 1,686,651       $   922,030
Year ended 2/28/98                            $ 2,912,080       $ 2,004,718       $   907,362
Year ended 2/28/97                            $ 2,889,159       $ 1,833,495       $ 1,055,664

JAPAN FUND

Year ended 2/28/99                            $ 1,071,652       $   558,538       $   513,114
Year ended 2/28/98                            $ 1,540,113       $   803,953       $   736,160
Year ended 2/28/97                            $ 1,566,406       $   742,507       $   823,899

EMERGING MARKETS FUND

Year ended 2/28/99                            $11,112,844       $ 2,342,168       $ 8,770,676
Year ended 2/28/98                            $17,396,168       $ 3,619,369       $13,776,799
Year ended 2/28/97                            $12,541,622       $ 2,222,584       $10,319,038

EVOLVING COUNTRIES FUND

Year ended 2/28/99                            $   343,836       $   145,463       $   198,373
Commencement of
  Operations
(8/29/97) - 2/28/98                           $    94,952       $    77,826       $    17,126

ASIA FUND

Year ended 2/28/99                            $  740,141       $  221,148       $  518,993
Commencement of Operations                    $    3,209       $    3,209       $        0
(2/18/98) - 2/28/98

GLOBAL PROPERTIES FUND

Year ended 2/28/99                            $   67,365       $   67,365       $        0
Year ended 2/28/98                            $   74,657       $   74,657       $        0
Commencement of
  Operations
(12/20/96) - 2/28/97                          $   13,266       $   13,266       $        0

GLOBAL HEDGED EQUITY FUND

Year ended 2/28/99                            $  892,689       $  837,881       $   54,808
Year ended 2/28/98                            $1,509,937       $  850,401       $  659,536
Year ended 2/28/97                            $2,168,233       $  531,673       $1,636,560

DOMESTIC BOND FUND

Year ended 2/28/99                            $  678,052       $  516,760       $  161,292
Year ended 2/28/98                            $1,311,252       $  932,631       $  378,621
Year ended 2/28/97                            $1,112,368       $  744,230       $  368,138

US BOND/GLOBAL ALPHA A FUND

Year ended 2/28/99                            $  932,468       $  588,202       $  344,266
Commencement of
  Operations
(4/30/97) - 2/28/98                           $  571,318       $  361,139       $  210,179

US BOND/GLOBAL ALPHA B FUND

Year ended 2/28/99                            $  711,308       $  568,011       $  143,297
Commencement of
  Operations
(7/29/97) - 2/28/98                           $  865,631       $  609,605       $  256,026

INTERNATIONAL BOND FUND

Year ended 2/28/99                            $1,061,185       $  642,536       $  418,649
Year ended 2/28/98                            $1,090,298       $  692,754       $  397,544
Year ended 2/28/97                            $  849,645       $  493,567       $  356,078

CURRENCY HEDGED INTERNATIONAL BOND FUND

Year ended 2/28/99                          $1,920,646       $1,273,399       $  647,247
Year ended 2/28/98                          $1,895,291       $1,316,764       $  578,527
Year ended 2/28/97                          $1,782,864       $1,149,683       $  633,181

GLOBAL BOND FUND

Year ended 2/28/99                          $  486,743       $  392,034       $   94,709
Year ended 2/28/98                          $  297,447       $  297,447       $        0
Year ended 2/28/97                          $  220,921       $  220,921       $        0

EMERGING COUNTRY DEBT FUND

Year ended 2/28/99                          $3,666,332        1,314,674       $2,351,658
Year ended 2/28/98                          $2,823,080       $1,087,585       $1,735,495
Year ended 2/28/97                          $3,190,658       $  986,384       $2,204,274

SHORT-TERM INCOME FUND

Year ended 2/28/99                          $   82,642       $   82,642       $        0
Year ended 2/28/98                          $  117,159       $  117,159       $        0
Year ended 2/28/97                          $   69,134       $   69,134       $        0

INFLATION INDEXED BOND FUND

Year ended 2/28/99                          $   75,976       $   75,976       $        0
Commencement of
  Operations
(3/31/97) - 2/28/98                         $   36,237       $   36,237       $        0

INTERNATIONAL EQUITY ALLOCATION FUND

Year ended 2/28/99                          $        0       $        0       $        0
Year ended 2/28/98                          $        0       $        0       $        0
Commencement of
  Operations
(10/11/96) - 2/28/97                        $        0       $        0       $        0

WORLD EQUITY ALLOCATION FUND

Year ended 2/28/99                          $        0       $        0       $        0
Year ended 2/28/98                          $        0       $        0       $        0
Commencement of
  Operations
(6/28/96) - 2/28/97                         $        0       $        0       $        0

GLOBAL (U.S.+) EQUITY ALLOCATION FUND

Year ended 2/28/99                    $        0       $        0       $        0
Year ended 2/28/98                    $        0       $        0       $        0
Commencement of
  Operations
(11/26/96) - 2/28/97                  $        0       $        0       $        0

GLOBAL BALANCED ALLOCATION FUND

Year ended 2/28/99                    $        0       $        0       $        0
Year ended 2/28/98                    $        0       $        0       $        0
Commencement of
  Operations
(7/29/96) - 2/28/97                   $        0       $        0       $        0

U.S. SECTOR FUND

Year ended 2/28/99                    $  118,652       $  118,652       $        0
Year ended 2/28/98                    $  853,670       $  635,351       $  218,319
Year ended 2/28/97                    $1,138,768       $  434,930       $  703,838

         Custodial Arrangements. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, and Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, serve as the Trust's custodians on behalf of the Funds. As such, IBT or BBH holds in safekeeping certificated securities and cash belonging to a Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, IBT or BBH receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Each of IBT and BBH also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

         Shareholder Service Arrangements. As disclosed in the Prospectus, pursuant to the terms of a single Servicing Agreement with each Fund of the Trust, GMO provides direct client service, maintenance and reporting to shareholders of the Funds. The Servicing Agreement was approved by the Trustees of the Trust (including a majority of the Trustees who are not "interested persons" of the Manager or the Trust). The Servicing Agreement will continue in effect for a period more than one year from the date of its execution only so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of the full Board of Trustees. The Servicing Agreement automatically terminates on assignment (except as specifically provided in the Servicing Agreement) and is terminable by either party upon not more than 60 days' written notice to the other party.

         The Trust entered into the Servicing Agreement with GMO on May 30, 1996. Pursuant to the terms of the Servicing Agreement, each Fund paid GMO the amounts set forth in the table below:

                                                   March 30, 1996             March 1, 1997             March 1, 1998
                                                       through                   through                   through
                                                  February 28, 1997         February 28, 1998         February 28, 1999
                                                  ---------------------------------------------------------------------
U.S. Core Fund                                         $3,597,900                 $5,028,001               $4,754,395
Tobacco-Free Core Fund                                     67,968                    118,083                  199,862
Value Fund                                                406,469                    586,036                  394,127
Fundamental Value Fund                                    244,167                    284,344                  148,563
Growth Fund                                               347,907                    302,285                  257,109
Small Cap Value Fund                                      482,716                  1,093,550                  758,820
Small Cap Growth Fund                                      37,277                    459,765                  458,247
REIT Fund                                                 133,395                    552,026                  349,665
International Core Fund                                 4,894,560                  6,088,152                4,603,105
Currency Hedged International Core Fund                   595,691                    864,408                  404,263
Foreign Fund                                              614,288                  1,421,888                1,602,553
International Small Companies Fund                        259,782                    349,448                  313,042
Japan Fund                                                261,357                    308,029                  214,330
Emerging Markets Fund                                   1,491,636                  2,579,392                1,466,558
Evolving Countries Fund                                        --                     17,804                   64,403
Asia Fund                                                      --                         --                  111,021
Global Properties Fund                                      2,653                     14,931                   13,472
Global Hedged Equity Fund                                 357,586                    217,705                   27,988
Domestic Bond Fund                                        549,733                    790,254                  406,832
U.S. Bond/Global Alpha A Fund                                  --                    213,529                  349,675
U.S. Bond/Global Alpha B Fund                                  --                    323,124                  266,738
International Bond Fund                                   244,354                    407,680                  397,948
Currency Hedged International Bond Fund                   444,574                    568,775                  576,196
Global Bond Fund                                           74,374                    133,633                  208,607
Emerging Country Debt Fund                                722,035                    836,348                  914,886
Short-Term Income Fund                                     36,264                     70,313                   49,567
Inflation Indexed Bond Fund                                    --                     21,641                   45,586
International Equity Allocation Fund                        1,962                     13,569                        0
World Equity Allocation Fund                                6,619                     11,172                        0
Global (U.S.+) Equity Allocation Fund                           0                      1,099                        0
Global Balanced Allocation Fund                             4,623                     36,399                        0
U.S. Sector Fund                                          266,594                    150,583                       90

         Independent Accountants. The Trust's independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts annual audits of the Trust's financial statements, assists in the preparation of each Fund's federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation and provides assistance in connection with the preparation of various Securities and Exchange Commission filings.

                             PORTFOLIO TRANSACTIONS

         The purchase and sale of portfolio securities for each Fund and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving their respective investment objectives. For example, a particular security may be bought or sold for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, therefore, one client may indirectly sell a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected on a pro rata, rotating or other equitable basis so as to avoid any one account being preferred over any other account.

         Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (a) such securities meet the investment objectives and policies of the Fund; (b) such securities are acquired for investment and not for resale; (c) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) such securities have a value which is readily ascertainable as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, NASDAQ or a recognized foreign exchange.

         Brokerage and Research Services. In placing orders for the portfolio transactions of each Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are judgmental considerations.

         Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for the Domestic Funds with primary market makers unless better prices or executions are available elsewhere.

         Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for a Fund, the Manager will receive such services from brokers who are expected to handle a substantial amount of the Funds' portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Manager uses such research in servicing other clients as well as the Funds.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934 and subject to such policies as the Trustees of the Trust may determine, the Manager may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in the Act) to the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.

         During the three most recent fiscal years, the Trust paid, on behalf of the Funds, the following amounts in brokerage commissions:

                                             1997            1998                   1999                      TOTAL
U.S. Core Fund                            $4,664,903       $2,561,392                $                     $
Tobacco-Free Core Fund                       103,341           50,119
Fundamental Value Fund                       295,379          441,597
Value Fund                                   813,100          666,871
Growth Fund                                  531,486          170,370
Small Cap Value Fund                         879,092          903,916
Small Cap Growth Fund                         36,918          880,229
REIT Fund                                     86,888          911,700
International Core Fund                    9,469,695        7,059,863
Currency Hedged International
         Core Fund                             7,523           27,976
Foreign Fund                                 492,537        1,294,686
International Small Companies
         Fund                                 98,496          413,290
Japan Fund                                    84,857          289,271
Emerging Markets Fund                      5,114,325        7,790,713
Evolving Countries Fund                           --          153,610
Asia Fund                                         --          154,375
Global Properties Fund                         3,456           19,731
Global Hedged Equity Fund                    594,924          244,119
Domestic Bond Fund                            73,491           43,754
U.S. Bond/Global Alpha A Fund                     --           20,476
U.S. Bond/Global Alpha B Fund                     --           48,310
International Bond Fund                        5,760           40,399
Currency Hedged International                  7,523           27,976
         Bond Fund
Global Bond Fund                               9,644            4,123
Emerging Country Debt Fund                    70,471           34,908
Short-Term Income Fund                            --               --
Inflation Indexed Bond Fund                       --               --
Emerging Country Debt Share Fund                  --               --
International Equity Allocation Fund              --               --
World Equity Allocation Fund                      --               --
Global (U.S.+) Equity Allocation                  --               --
         Fund
Global Balanced Allocation Fund                   --               --
U.S. Sector Fund                             356,778          278,180

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

         The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated June 24, 1985. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year for each Fund ends on February 28/29.

         Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of thirty-seven series: U.S. Core Fund; Tobacco-Free Core Fund; Value Fund; Growth Fund; U.S. Sector Fund; Small Cap Value Fund; Small Cap Growth Fund; Fundamental Value Fund; REIT Fund; International Core Fund; Currency Hedged International Core Fund; Foreign Fund; International Small Companies Fund; Japan Fund; Emerging Markets Fund; Evolving Countries Fund; Global Properties Fund; Domestic Bond Fund; U.S. Bond/Global Alpha A Fund; U.S. Bond/Global Alpha B Fund; International Bond Fund; Currency Hedged International Bond Fund; Global Bond Fund; Emerging Country Debt Fund; Short-Term Income Fund; Global Hedged Equity Fund; Inflation Indexed Bond Fund; International Equity Allocation Fund; World Equity Allocation Fund; Global (U.S.+) Equity Allocation Fund; Global Balanced Allocation Fund; International Core Plus Allocation Fund; Emerging Country Debt Share Fund; Pelican Fund; Asia Fund; Tax-Managed U.S. Equities Fund; and Tax-Managed International Equities Fund. Interests in each portfolio (Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial and transfer agency expenses, but there is no present intention to make such charges.

         The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of up to eight classes of shares for each series of the Trust (except for the Pelican Fund): Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares and Class VIII Shares.

         The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

On June _, 1999 the following shareholders held greater than 25% of the outstanding shares of a series of the Trust:

FUND                                                 SHAREHOLDERS
----                                                 ------------
Value Fund                                           Leland Stanford Junior University

Tobacco-Free                                         Core Fund Dewitt Wallace - Readers' Digest Fund, Inc.;
                                                     Lila Wallace -- Reader's Digest Fund, Inc.

U.S. Sector Fund                                     Regenstrief Foundation, Inc.

Growth Fund                                          Surnda Foundation, Inc.; The Northern Trust Company, Trustee,
                                                     The Aerospace Corporation Employees Retirement Plan Trust

Fundamental Value Fund                               Leland Stanford Junior University II; Berea College

U.S. Bond/Global Alpha B Fund                        Bankers Trust Company as Trustee, GTE Service Corp. Pension Trust

Currency Hedged International Bond Fund              Bost & Co. FBO Bell Atlantic -- Fixed Income

Global Hedged Equity Fund                            Bankers Trust Company as Trustee, GTE Service Corp. Pension Trust

Global Bond Fund                                     University of North Carolina at Chapel Hill Foundation
                                                     Investment Fund Inc.

Global Properties Fund                               Eyk Van Otterloo

World Equity Allocation Fund                         RJR Nabisco Canada Master Trust

Evolving Countries Fund                              The Andrew W. Mellon Foundation

         As a result, such shareholders may be deemed to "control" their respective series as such term is defined in the 1940 Act.

         Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the risk of a shareholder incurring financial loss on account of that liability is considered remote since it may arise only in very limited circumstances.

                                  VOTING RIGHTS

         As summarized in the Shareholder Manual, shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the Investment Company Act of 1940, shares shall be voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of such affected Funds shall be entitled to vote thereon. Shareholders of one Fund shall not be entitled to vote on matters exclusively affecting another Fund, such matters including, without limitation, the adoption of or change in the investment objectives, policies or restrictions of the other Fund and the approval of the investment advisory contracts of the other Fund. Shareholders of a particular class of shares do not have separate class voting rights except with respect to matters that affect only that class of shares and as otherwise required by law.

         There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

                        SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund of which he is or was a shareholder would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

              BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of the U.S. Core Fund as of _________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------

Huntington Trust Co.                               Attn:  Michelle McCallister                29.10
FBO The Jewish Community Federation of Cleveland   P.O. Box 1558
Employees Ret Plan & Trust                         Columbus, OH  43260

Bost & Co. A/C BHEF1402002                         Mutual Fund Operations                     18.89
Brockton Hospital                                  P.O. Box 3198
                                                   Pittsburgh, PA 15230

First Union National Bank TTEE FBO                 Attn:  Mutual Funds                        15.85
Gibbs Wire and Steel A/C #95460000156              1525 W. Wt. Harris Blvd. CMG
                                                   Charlotte, NC  28288-1151

Bost & Co. A/C BHPF8002002                         Mutual Fund Operations                     8.64
Brockton Hospital                                  P.O. Box 3198
                                                   Pittsburgh, PA  15230-3198

ICD--International Center for the Disabled         Attn:  Michael A. Kellman                  7.00
                                                   Chief Financial Officer
                                                   340 East 24th Street
                                                   New York, NY 10010

Addison Illinois Police Pension Fund               131 W. Lake Street                         5.49
                                                   Addison, IL 60101


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the U.S. Core Fund as of _______, 1999:

         Name                                        Address                        % Ownership
         ----                                        -------                         -----------
University of Rochester                           276 Administration Bldg.                 5.41
                                                  River Campus
                                                  Rochester, NY 14627

Bost & Co. A/C WFHF6206002                        Attn:  Mutual Funds Operations           5.07
FBO The Hewlett Foundation                        P.O. Box 3198
                                                  Pittsburgh, PA 15236

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the U.S. Core Fund as of _______, 1999

         Name                                        Address                               % Ownership
         ----                                        -------                               -----------
NRECA Investments Division                         Attn:  Peter Morris                         34.77
                                                   4301 Wilson Blvd.
                                                   RSI8-305
                                                   Arlington, VA 22203-1860

Employee Retirement Plan of                        5918 Stoneridge Mall Road                   17.90
Safeway Inc.                                       Pleasanton, CA  94588-3229

World Bank                                         Staff Ret Plan Dept.                        11.31
                                                   Room A-12073
                                                   1818 H Street NW
                                                   Washington, DC 20433

Corning Retirement Master Trust                    Attn:  Lindsay W. Brown                     10.22
                                                   Director Investment Services
                                                   Corning Incorporated
                                                   One Riverfront Plaza IIQ-E2-34
                                                   Corning, NY 14831-0001

Duke University Long Term                          2200 West Main Street                       7.27
Endowment PO                                       Suite 1000
                                                   Attn:  Portfolio Accounting
                                                   Durham, NC 27705

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Tobacco-Free Core Fund as of ________, 1999:

         Name                                        Address                               % Ownership
         ----                                        -------                               -----------
Dewitt Wallace-Reader's Digest                   Attn:  Rob D. Nagel                        29.81
  Fund, Inc.                                     Two Park Avenue
                                                 23rd Floor
                                                 New York, NY 10016

Lila Wallace-Reader's Digest Fund,
Inc.                                             Attn:  Rob D. Nagel                        25.94
                                                 Two Park Avenue
                                                 23rd Floor
                                                 New York, NY 10016

Tufts Associated Health                          353 Wyman Street                           15.41
Maintenance Organization Inc.                    Waltham, MA  02254

Trustee of Columbia University in the            Columbia University                        13.67
City of New York--Global                         975 Riverside Drive, Suite 401
                                                 New York, NY 10115

New York Academy of Medicine                     2 East 103 Street                          10.07
                                                 New York, NY 10029

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Value Fund as of ________, 1999:

         Name                                        Address                               % Ownership
         ----                                        -------                               -----------

Leland Stanford Junior                           Stanford Management Company                   6.12
  University I                                   2770 Sand Hill Road
                                                 Menlo Park, CA 94025

Leland Stanford Junior                           Stanford Management Company                   42.72
  University II                                  2770 Sand Hill Road
                                                 Menlo Park, CA 94025

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Fundamental Value Fund as of ________, 1999:

         Name                                        Address                               % Ownership
         ----                                        -------                               -----------
Berea College                                    Attn:  Perry Poynter                       27.25
                                                 Associate Controller
                                                 Box 2306, CPO2306
                                                 Berea, KY 40404

Leland Stanford Junior                           Stanford Management Company                59.64
  University II                                  2770 Sand Hill Road
                                                 Menlo Park, CA 94025

Princeton University TR                          Attn:  John D. Sweeney                     12.96
                                                 P.O. Box 35

                               Princeton, NJ 08544

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Growth Fund as of ________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
The Northern Trust Company,                      Attn:  Mutual Funds                        25.48
  Trustee of the Aerospace                       P.O. Box 92956
  Corporation Employees                          Chicago, IL  60675
  Retirement Plan Trust

Surdna Foundation, Inc.                          Attn:  Mark De Venoge                      34.10
                                                 330 Madison Avenue
                                                 30th Floor
                                                 New York, NY  10017-5001

Duke University                                  Attn:  Deborah Lane                        18.05
  Long Term Endowment PO                         2200 West Main St.
                                                 Suite 1000
                                                 Durham, NC 27705

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Small Cap Value Fund as of ________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
John D. & Catherine T. MacArthur Foundation      Attn:  Lawrence L. Landry                  5.36
                                                 140 South Dearborn
                                                 Suite 1100
                                                 Chicago, IL 60603

Bost & Co. A/C WFHF6202002                       Attn:  Mutual Funds Operations             5.63
  FBO The Hewlett Foundation                     P.O. Box 3198
                                                 Pittsburgh, PA 15230

Marshstrorm & Co. SCV                            Attn:  Jennifer S. Leung                   5.58
                                                 State Street Bank & Trust
                                                 1 Enterprise Drive W6A
                                                 North Quincy, MA  02171

Yale University                                  Attn:  Theodore D. Seides                  9.99
                                                 230 Prospect St.
                                                 New Haven, CT 06511

Bankers Trust Company TR                         Attn:  Marshall Jones                      14.71
  GTE Service Corp Pension Trust                 GTE Investment Management
                                                 One Stamford Forum
                                                 Stamford, CT 06902

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Small Cap Growth Fund as of ________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
Bankers Trust Company TR                         Attn: Marshall Jones                      21.30
  GTE Service Corp. Pension Trust                GTE Investment Management
                                                 One Stamford Forum
                                                 Stamford, CT 06902

John D. & Catherine T.                           Attn: Lawrence L. Landry                   8.52
MacArthur Foundation                             140 South Dearborn, Suite 1100
                                                 Chicago, IL 60603

Dockbridge & Co.                                 Attn: Jennifer S. Leung                    9.30
  FBO PF Holdings II Inc.                        State Street Bank & Trust
                                                 1 Enterprise Drive
                                                 North Quincy, MA 02171

Bost & Co. A/C WFHF6202002 FBO The               Attn: Mutual Funds Operations P.O.         8.38
Hewlett Foundation                               Box 3198
                                                 Pittsburgh, PA 15230-3198

The Duke Endowment--AA                           Attn: Ms. Karen Rogers                     6.87
                                                 Controller
                                                 100 North Tryon Street
                                                 Suite 3500
                                                 Charlotte, NC 28202-4012

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the REIT Fund as of ________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
The Duke Endowment -- AA                         Attn:  Ms. Karen Rogers                    6.25
                                                 Controller
                                                 100 North Tryon Street
                                                 Suite 3500
                                                 Charlotte, NC  28202-4012

Bankers Trust Company TR                         Attn:  Marshall Jones                     14.92
  GTE Service Corp. Pension Trust                GTE Investment Management
                                                 One Stamford Forum
                                                 Stamford, Ct 06902

Bost & Co. A/C WFHF6202002                       Attn:  Mutual Funds Operations             5.69
  FBO The Hewlett Foundation                     P.O. Box 3198
                                                 Pittsburgh, PA 15230

   The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the International Core Fund as of ________, 1999:


         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
Howard Hughes Medical Institute                  Attn:  C.F. Wolfe                         34.66
                                                 4000 Jones Bridge Road
                                                 Chevy Chase, MD  20815-6789

RJR Nabisco Defined Benefits Master              c/o Wachovia Bank NA                      15.38
Trust -- International Account                   Attn:  Teresa Almond
                                                 Vice President
                                                 301 N. Main St., MC-NC31057
                                                 Winston-Salem, NC 27150-3099

Bost & Co. A/CNYXF1783862                        Attn:  Mutual Funds Operations            11.41
  FBO Bell Atlantic--Int'l Equities              P.O. Box 3198
                                                 Pittsburgh, PA 15230-3198

The Duke Endowment--AA                           Attn:  Ms. Karen Rogers                    8.04
                                                 Controller
                                                 100 North Tryon Street
                                                 Suite 3500
                                                 Charlotte, NC  28202-4012

Employee Retirement Plan of                      5918 Stoneridge Mall Road                  7.74
Safeway Inc.                                     Pleasanton, CA  94588-3229

Yale University                                  230 Prospect Street                        5.74
                                                 Attn:  Theodore D. Seides
                                                 New Haven, CT 06511

   The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of the International Core Fund as of ________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
Louisa Stude Sarofim                             Attn:  Nancy Head                          55.42
  1995 Charitable Trust                          1001 Fannin, #4700
                                                 Houston, TX 77002
Bost & Co. A/C WERF1968002                       Attn:  Mutual Funds Operations             21.18
                                                 P.O. Box 3198
                                                 Pittsburgh, PA  15230-3198

Mary Lawrence Porter                             Attn:  Nancy Head                           9.53
Revocable 1994 Trust                             1001 Fannin, #4700
                                                 Houston, TX 77002

Louisa Stude Sarofim Foundation                  Attn:  Nancy Head                           8.85

                                                 1001 Fannin, #4700
                                                 Houston, TX 77002

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Currency Hedged International Core Fund as of ________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
The Edna McConnell Clark Foundation              Attn:  Laura Kielczewski                  12.83
                                                 Asst. Financial Officer
                                                 250 Park Avenue
                                                 New York, NY 10177-0026

Trustees of Phillips Academy                     Attn:  Sally Blais                        12.71
                                                 Investment Analyst
                                                 Phillips Academy
                                                 180 Main Street
                                                 Andover, MA 01810

Children's Medical Center Corporation            1295 Boylston Street                       9.40
                                                 Suite 300
                                                 Boston, MA 02215

Arthur Andersen & Co. SC US Profit Sharing       Attn;  John H. Greenwell                   8.80
and Retirement Trust                             225 North Michigan Ave. A168
                                                 Chicago, IL  60601-7600

Boston Safe Deposit & Trust Co. TR FBO The       c/o Richard A. Manka                       6.72
Kroger Co Master Retirement Trust                The Kroger Company
                                                 1014 Vine Street
                                                 Cincinnati, OH 45202-1100

Lukens Inc. Master Trust                         Attn:  Barbara L. Gasper                   6.40
                                                 Treasurer
                                                 50 South First Avenue
                                                 Coatesville, PA 19320

Schering Plough Retirement Trust Global          Attn:  Gary Karlin                         5.03
                                                 One Girlada Farms
                                                 Madison, NJ 07940

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Currency Hedged International Core Fund as of _________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
The Andrew W. Mellon Foundation                    Attn:  Kenneth J. Herr Treasurer         29.52
                                                   140 E. 62nd Street
                                                   New York, NY  10021

Bost & Co. A/CNVXF1783862                          Attn:  Mutual Funds Operations           28.43

  FBO Bell Atlantic--Int'l Equities                P.O. Box 3198
                                                   Pittsburgh, PA  15230-3198

Trustees of Columbia University in the             Columbia University                      25.29
City of New York--Global                           475 Riverside Drive, Suite 401
                                                   New York, NY  10115

John D. & Catherine T. MacArthur                   Attn:  Lawrence L. Landry                 7.01
  Foundation                                       140 South Dearborn, Suite 1100
                                                   Chicago, IL  60603

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of the Foreign Fund as of ________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
The Trustees of Boston College                   Attn:  Paul Haran                          41.22
                                                 Associate Treasurer More 31D
                                                 140 Commonwealth Ave.
                                                 Chestnut Hill, MA 02167

Strafe & Co. for the Account of Owensbo          Attn:  Carl E. Sealander                   20.52
Mercy Health System for Grantham Mayo            P.O. Box 0160
Account 3402815000                               Westerville, OH  43086-0160

American Committee for the                       Attn:  Mr. Henry Pavony                    16.80
Weizmann Institute of Science Inc.               51 Madison Ave.
                                                 New York, NY 10010

Bob & Co c/o BankBoston--Trust IV                Attn:  Mutual Funds 45-02-93                8.39
                                                 P.O. Box 1809
                                                 Boston, MA  02105-1809

Wentworth Institute of Technology                Attn:  David Gilmore                        7.13
                                                 550 Huntington Ave.
                                                 Boston, MA 02115

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Foreign Fund as of ________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
President and Fellows of Harvard College         c/o Harvard Management Company             15.71
                                                 600 Atlantic Avenue
                                                 Boston, MA 02210

Trustees of the University of Pennsylvania       Attn:  Jon Scheinman                       11.31
                                                 Office of Investments
                                                 3451 Walnut St.

                                                 714 Franklin Building
                                                 Philadelphia, PA 19104-6205

University of Minnesota Foundation               Attn:  Gracie A. Davenport                  7.92
                                                 1300 S. 2nd St. Suite 200
                                                 Minneapolis, MN  55454-1029

Swarthmore College -- Foreign                    500 College Ave.                            6.73
                                                 Swarthmore, VA  19081-1397

Metropolitan Museum of Art                       Attn:  William Magazine                     8.19
                                                 1000 Fifth Ave.
                                                 New York, NY 10028

Colonial Williamsburg Endowment                  Attn:  Ms. Jean Puckett                     5.69
International                                    P.O. Box 1776
                                                 Williamsburg, VA  23187

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Foreign Fund as of ________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
The Rector and Visitors of the                   Office of the Treasurer                    39.21
University of Virginia                           P.O. Box 9012
                                                 Attn: Mr. Rob Walker Freer
                                                 Charlottesville, VA  22906

Princeton University TR                          Attn:  John D. Sweeney                     21.24
                                                 P.O. Box 35
                                                 Princeton, NJ  08544

Yale University                                  230 Prospect Street                        20.47
                                                 Attn:  Theodore D. Seides
                                                 New Haven, CT 06511

John D. & Catherine T. MacArthur Foundation      Attn:  Lawrence L. Landry                  11.68
                                                 140 South Dearborn, Suite 1100
                                                 Chicago, IL 60603

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Small Companies Fund as of ________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
Yale University                                  Attn:  Theodore D. Seides                  14.33
                                                 230 Prospect Street
                                                 New Haven, CT 06511

Bankers Trust Company TR                         Attn:  Marshall Jones                       7.07
  GTE Service Corp Pension Trust                 GTE Investment Management

                                                 One Stamford Forum
                                                 Stamford, CT 06902

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Japan Fund as of ________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
Collins EAFE Group Trust                         Attn:  Performance Accounting              21.41
                                                 840 Newport Center Drive
                                                 Newport Beach, CA  92691

Public Service Electric & Gas Company Master     Attention:  Doug Hoerr                      6.41
Retirement Trust                                 80 Park Plaza
                                                 P.O. Box 570
                                                 Newark, NJ 07102

Gordon Family Trust                              1325 Airmotive Way                         11.14
                                                 Suite 264
                                                 Reno, NV 89502

Yale University                                  230 Prospect St.                            9.18
                                                 Attn:  Theodore D. Seides
                                                 New Haven, CT 06511

BASF Corporation Pension Master Trust            Attn:  Christopher P. Krauss                5.46
                                                 300 Continental Drive North
                                                 Mount Olive, NJ  07828

The Duke Endowment - AA                          Attn:  Ms. Karen Rogers                     5.11
                                                 Controller
                                                 100 North Tryon Street
                                                 Suite 3500
                                                 Charlotte, NC 28202

Hershey Trust Company,                           P.O. Box 445                                5.02
  Trustee for Milton Hershey                     100 Mansion Road East
   School                                        Hershey, PA  17033

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Emerging Markets Fund as of ________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
Washington State Investment Board                Attn:  Kris Logan                          11.30
                                                 Investment Accounting Controller
                                                 P.O. Box 40916
                                                 2424 Heritage Court SW
                                                 Olympia, WA 98504

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Emerging Markets Fund as of ________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
Bankers Trust Company TR                           Attn:  Marshall Jones                    16.72
  GTE Service Corp Pension Trust                   GTE Investment Management
                                                   One Stamford Forum
                                                   Stamford, CT  06902

The Trustees of Princeton University Int'l         Attn:  John D. Sweeney                   15.29
                                                   P.O. Box 35
                                                   Princeton, NJ  08544

Princeton University TR                            Attn:  John D. Sweeney                   10.62
                                                   P.O. Box 35
                                                   Princeton, NJ  08544

Regents of the University of Michigan EMF          Attn:  Linda Berlin                       8.52
                                                   Investment Analyst
                                                   3003 South State St.
                                                   Wolverine Tower
                                                   10th Floor Room 10090
                                                   Ann Arbor, MI  48109-1283

Leland Stanford Junior University II-AA            Stanford Management Company               7.85
                                                   2770 Sand Hill Road
                                                   Menlo Park, CA  94025

Bost & Co. A/CNYXF1783862                          Attn:  Mutual Funds Operations            5.61
  FBO Bell Atlantic-Int'l Equities                 P.O. Box 3198
                                                   Pittsburgh, PA  15230-3198

    The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Evolving Countries Fund as of ________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
The Andrew W. Mellon Foundation                  Attn: Kenneth J. Herr, Treasurer           25.06
                                                 140 E. 62nd St.
                                                 New York, NY 10021

Duke University Long-Term                        c/o Duke Management Company 2200 W.        19.95
(Endowment) Pool--Emerging                       Main St.
                                                 Suite 1000
                                                 Durham, NC 27705

Brown Brothers Harriman & Co. Cust. FBO          Attn: Global Settlement                    14.75
GMO Global Hedged Equity Fund                    Harold Robinson
                                                 40 Water St.

                                                 Boston, MA 02109

GMO International Equity                         c/o GMO                                    10.76
Allocation Fund                                  Attn: Tara H. Oliver
                                                 40 Rowes Wharf
                                                 Boston, MA 02110

GMO Global Balanced                              c/o GMO                                     7.10
Allocation Fund                                  Attn: Tara H. Oliver
                                                 40 Rowes Wharf
                                                 Boston, MA 02110

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Asia Fund as of _________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global Properties Fund as of ________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
Eyk Van Otterloo                                 32 Foster Street                              70.78
                                                 Marblehead, MA 01945
Cormorant Fund                                   c/o Jeremy Grantham                            5.11
                                                 40 Rowes Wharf
                                                 Boston, MA 02210

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global Hedged Equity Fund as of ________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
Bankers Trust Company TR                         Attn:  Marshall Jones                      29.00
  GTE Service Corp. Pension Trust                GTE Investment Management
                                                 One Stamford Forum
                                                 Stamford, CT 06902

Partners Healthcare System                       Partners Healthcare System, Inc.           13.89
  Pooled Investment Accounts                     101 Merrimac Street, 4th Floor
                                                 Boston, MA 02114

The Duke Endowment -- AA                         Attn:  Ms. Karen Rogers                    6.71
                                                 Controller
                                                 100 North Tryon St., Suite 3500

                                                 Charlotte, NC 28202

The Andrew W. Mellon Foundation                  140 E. 62nd Street                         5.07
                                                 Attn:  Kenneth J. Herr, Treasurer
                                                 New York, NY 10021

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Domestic Bond Fund as of ________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
The Edna McConnell Clark                           Attn:  Laura Kielczewski                 9.86
Foundation                                         Asst. Financial Officer
                                                   250 Park Avenue
                                                   New York, NY 10177

Trust for Millipore Corporation                    80 Ashby Road                            8.49
  Invested Employee Plans -- DBF                   Bedford, MA  01730

Schering Plough Retirement Trust                   Attn:  Gary Karlin                       7.50
  Global -- AA                                     One Giralda Farms
                                                   Madison, NJ  07940

GMO Global Balanced Allocation Fund                Attn:  Tara H. Oliver                    5.34
                                                   c/o GMO
                                                   40 Rowes Wharf
                                                   Boston, MA 02110

Phillips Exeter Academy                            Attn:  Joseph E. Fellows                 5.11
                                                   20 Main Street
                                                   Exeter, NH 03833

John D. & Catherine T. MacArthur Foundation        Attn:  Lawrence L. Landry                9.56
                                                   140 South Dearborn, Suite 1100
                                                   Chicago, IL  60603

Corning Retirement Master Trust II                 Attn:  Mr. Lindsay W. Brown              13.07
                                                   One Riverfront Plaza
                                                   HQ-E2-34
                                                   Corning, NY 14831-0001

   The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the U.S. Bond/Global Alpha A Fund as of _________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
John D. & Catherine T.                           Attn: Lawrence L. Landry                      20.60
MacArthur Foundation                             140 South Dearborn, Suite 1100
                                                 Chicago, IL 60603

GMO Global Balanced Allocation Fund              Attn: Tara H. Oliver                          10.25
                                                 c/o Grantham Mayo Van Otterloo

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
                                                 & Co. LLC
                                                 40 Rowes Wharf
                                                 Boston, MA 02110

Corning Retirement Master Trust                  Attn: Mr. Lindsay W. Brown                    13.05
II                                               One Riverfront Plaza
                                                 HQ-E2-34
                                                 Corning, NY 14831

The Andrew W. Mellon Foundation                  140 E. 62nd Street                            11.71
                                                 Attn: Kenneth J. Herr, Treasurer
                                                 New York, NY 10021

Phillips Exeter Academy                          Attn: Joseph E. Fellows                       10.36
                                                 20 Main St.
                                                 Exeter, NH 03833

Catholic Bishop of Chicago                       155 East Superior St.                          5.57
                                                 Attn: John F. Benware
                                                 Chicago, IL 60611

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the U.S. Bond/Global Alpha B Fund as of ________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
Bankers Trust Company TR GTE                     Attn: Marshall Jones                        84.34
Service Corp. Pension Trust                      GTE Investment Management
                                                 One Stamford Forum
                                                 Stamford, CT 06902
Bost & Co. A/CNYXF1783842                        Attn: Mutual Funds Operations               15.66
FBO Bell Atlantic--Fixed Income                  P.O. Box 3198
                                                 Pittsburgh, PA 15230

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Bond Fund as of ________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
The Trustees of Princeton University Int'l       Attn:  John D. Sweeney                     11.86
                                                 P.O. Box 35
                                                 Princeton, NY  08544

Saturn & Co. A/C 4600712                         P.O. Box 9130 FPG90                        19.86
  c/o Investors Bank & Trust Co.                 Boston, MA  02117
TR FBO The John Hancock
Mutual Life Insurance
Company Pension Plan

The Andrew W. Mellon Foundation                  140 E. 62nd Street                          6.10


                                                 Attn:  Kenneth J. Herr, Treasurer
                                                 New York, NY 10021
Children's Medical Center Corporation            1295 Boylston St.                          5.79
                                                 Suite 300
                                                 Boston, MA 02215

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global Bond Fund as of ________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
Catholic Bishop of Chicago                       Attn:  John F. Benware                     11.75
                                                 155 East Superior Street
                                                 Chicago, IL 60611

The University of North Carolina at Chapel       302 South Building                         31.89
Hill Foundation Investment Fund, Inc.,           Campus Box 1000
Global Fixed Income Account                      Chapel Hill, NC  27599

Nazareth College of Rochester Fixed              4245 East Avenue                            6.94
Income                                           Rochester, NY  14618

Essex & Company                                  Attn:  Linda Wills, Trust Dept.            21.19
                                                 c/o First National in Palm Springs
                                                 255 South County Road
                                                 Palm Springs, FL 33450
Marine Midland Bank as agent for                 P.O. Box 1329                               8.56
The John R. Oishei Foundation                    Attn: Mutual Funds
                                                 Buffalo, NY 14240

Bankers Trust Co. FBO                            Attn:  Mike Bloehaum                        5.14
  Southcoast Health 174145                       P.O. Box 9014
                                                 Church Street Station
                                                 New York, NY 10008

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Emerging Country Debt Fund as of ________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
San Francisco County & Retirement System           Attn:  Richard Piket                     40.06
                                                   1155 Market Street, 2nd Floor
                                                   San Francisco, CA  94103

State of Connecticut Retirement Plans and          Attn:  Chief Investment Officer          22.06
Trust Funds                                        Office of the Treasurer
                                                   55 Elm Street
                                                   Hartford, CT 06106

Bankers Trust Company TR                           Attn:  Marshall Jones                    11.11
  GTE Service Corp. Pension Trust                  GTE Investment Management
                                                   One Stamford Forum
                                                   Stamford, CT  06902

Bost & Co. A/C NYXF1783852                         Attn:  Mutual Funds Operations            6.23
  FBO Bell Atlantic Dedicated ECDF                 P.O. Box 3198
                                                   Pittsburgh, PA  15230

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Emerging Country Debt Fund as of ________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
Retirement Plan of Mobil Corporation             Attn:  Donald Hellyer                      18.68
                                                 3225 Gallows Road
                                                 Fairfax, VA 22037

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Short-Term Income Fund as of ________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
Gezamelyk Mollenfonds                            c/o Eyk Van Otterloo                        9.14
                                                 32 Foster Street
                                                 Marblehead, MA 01945

Gerald Grinstein &                               c/o Molly Pengra                            5.06
  Carolyn H. Grinstein Jt Ten                    Pengra Capital Mgt.
                                                 2 Union Square
                                                 601 Union St., #4100
                                                 Seattle, WA 98701

BEHE                                             c/o Affida Bank                            17.76
                                                 Attn:  Mr. Chris Blangley
                                                 P.O. Box 5274
                                                 CH 8022
                                                 Zurich, Switzerland

Trust for Millipore Corporation                  Invested Employee Plans - STIF             17.27
                                                 80 Ashby Road
                                                 Bedford, MA 01730

Scott M. Spangler & Dean G.                      5670 N. Echo Canyon Drive                  12.84
Spangler Jt Ten                                  Phoenix, AZ  85018

ICF International Cultural Fund                  c/o Affida Bank                            9.51
                                                 Attn:  Mr. Chris Blangley
                                                 P.O. Box 5274
                                                 CH 8022
                                                 Zurich, Switzerland

Beverly Hospital Corporation                     Attn:  Priscilla Clay                      6.48
                                                 Finance Department
                                                 85 Herrick Street
                                                 Beverly, MA 01915

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Inflation Indexed Bond Fund as of ________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
GMO Global Balanced Allocation Fund              Attn: Tara H. Oliver                        8.52
                                                 c/o GMO
                                                 40 Rowes Wharf
                                                 Boston, MA 02110

The Andrew W. Mellon Foundation                  Attn: Kenneth J. Herr,                     17.49
                                                 Treasurer
                                                 140 E. 62nd Street
                                                 New York, NY 10021

Arthur Andersen & Co., SC US Profit              Attn: John H. Greenwell                    12.27
Sharing and Retirement                           225 North Michigan Ave., A16B
   Trust                                         Chicago, IL 60601
Conrad N. Hilton Foundation                      100 West Liberty Street                     8.24
                                                 Suite 840
                                                 Reno, NV 89501

Phillips Exeter Academy                          Attn: Joseph E. Fellows                     7.43
                                                 20 Main St.
                                                 Exeter, NH 03833

Schering Plough Retirement                       Attn: Gary Karlin                           5.93
Trust--Global AA                                 One Giralda Farms Madison, NJ 07940

The Duke Endowment--AA                           Attn:  Ms. Karen Rogers                    14.60
                                                 Controller
                                                 100 North Tryon Street
                                                 Suite 3400
                                                 Charlotte, NC  28202-4012

 The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Emerging Country Debt Share Fund as of _________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------


    The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Equity Allocation Fund as of ________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
Francis W. Hatch & S. Parker                     Attn: Lois B. WetzellSullivan &            10.48
Gilbert & Robert M. Pennoyer TR                  Cromwell
Trust U/I 12/11/39 FBO John H.C.                 125 Broad Street
Merck                                            New York, NY 10004-2498

Lawrence Memorial Association                    Attn: Peter Semenza 170                     6.18
                                                 Governors Avenue
                                                 Medford, MA 02155

The Catholic Church Extension                    PO Box 1443 Chicago, IL 60690-              6.75
Society                                          1443
USA LaSalle National Bank as
Custodian
A/C # 037464302-362998502

S. Parker Gilbert & Robert M.                    Attn: Robert M. Pennoyer TR                 5.24
Pennoyer TR, Trust U/ART 11 (G)                  Patterson, Belkapp, Webb & Tyler
FBO George W. Merck                              1133 Avenue of the Americas
                                                 New York, NY 10036

MD CO FBO Memorial Drive Trust                   c/o MDT Advisors, Inc. Attn:               18.54
                                                 Kelly Corwin
                                                 125 Cambridge Park Dr.
                                                 Cambridge, MA 02140

The Raymond and Gertrude R.                      Suite 105 East Cooper River Plaza           6.29
Saltman Foundation                               2400 McClellan Avenue
                                                 Pennsauken, NJ 08109

Juvenile Diabetes Foundation                     120 Wall StreetNew York, NY                 8.67
International                                    10005-3904

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the World Equity Allocation Fund as of ________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
RJR Nabisco Canada Master Trust                  Attn:  Dan Porchak                         44.70
  Nabisco LTD                                    10 Parklawn Road
                                                 Canada M8Y3
Bridgewater College                              Business Office                            13.17
                                                 402 E. College Street
                                                 Bridgewater, VA 22512

Melvin B. and Joan F. Lane                       3000 Sand Hill Rd.                         11.80
TR U/A DTD 09/14/93                              Building 2

Melvin and Joan Lane Revocable                   Suite 215
Trust I                                          Menlo Park, CA 94025

Longwood College Foundation,Inc.                 Attn: L. Darlene Selz                        6.06
                                                 201 High Street
                                                 Farmville, VA 23909-1895

Regenstrief Foundation Inc. Global Equity Fund   1001 West 10th St.                         22.04
                                                 Indianapolis, IN 46202

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global (U.S.+) Equity Allocation Fund as of ________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
Milbank Foundation                               Attn: Chris K. Olander                        21.94
For Rehabilitation                               Executive Director
                                                 60 East 42nd St., Room 1651
                                                 New York, NY 10165

Yale University TR                               Attn: Linda Rockhill                          10.12
Scripps League Newspapers                        State Street Global Advisors
Education & Research Fund                        One International Place
                                                 Boston, MA 02110

Yale University TR                               Attn: Linda Rockhill                          6.54
Laila & Thurston Twigg Smith                     State Street Global Advisors
Unitrust                                         One International Place
                                                 Boston, MA 02110

Yale University TR                               Twigg-Smith Unitrust #2                       8.87
U/A Trustee of Thurston & Sharon                 State Street Global Advisors
                                                 One International Place
                                                 Boston, MA 02110

John E. Andrus Memorial, Inc.                    Attn: Margaret Hackett                        12.33
                                                 185 Old Broadway
                                                 Hastings-On-Hudson, NY 10706

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global Balanced Allocation Fund as of ________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
Escuela Agricola Panamericana,Inc.               Attn:  Federico Fiatlos &                  14.93
                                                 James S. Hughes
                                                 Controller
                                                 c/o Norwich Corporation
                                                 2150 Washington Street
                                                 Newton, MA 02162

Presbyterian Homes & Family Services, Inc.       150 Linden Avenue                          15.98
                                                 Lynchburg, VA 24503

Saturn & Co.                                     c/o Investors Bank & Trust                 13.53
FBO Providence Washington Insurance              P.O. Box 9130 FPG 90
                                                 Boston, MA 02117

American Society of Hematology -- Unrestricted   Attn:  Martha Liggett                       7.48
Account                                          Executive Director
                                                 1200 19th St. NW
                                                 Suite 300
                                                 Washington, DC 20036

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the U.S. Sector Fund as of ________, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
Regenstrief Foundation, Inc.                        1001 West Tenth St.                     73.02
Global Equity Fund                                  Indianapolis, IN 46202

JHE Foundation Inc.                                 Attn: Lisa A. Jabia                     6.41
                                                    175 Jefferson St.
                                                    Fairfield, CT 06423

Retirement Plan for Employees of Lenox Hill         Attn: Mr. Thomas Poccia                 5.62
Hospital--Global AA                                 100 E. 77th Street
                                                    New York, NY 10021

The Herb Society of America, Inc.                   Attn: David Pauer                       8.68
                                                    Executive Director
                                                    9019 Kirtland Chardon Road
                                                    Kirtland, OH 44094



                                  DISTRIBUTIONS

         The Shareholder's Manual describes the distribution policies of each Fund under the heading "Distributions". It is the policy of each Fund in all cases to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers. For distribution and federal income tax purposes, a portion of the premiums from certain expired call or put options written by a Fund, net gains from certain closing purchase and sale transactions with respect to such options and a portion of net gains from other options and futures transactions are treated as short-term capital gain (i.e., gain from the sale of securities held for 12 months or less). It is the policy of each Fund to make distributions at least annually, sufficient to avoid the imposition of a nondeductible 4% excise tax on certain undistributed amounts of taxable investment income and capital gains.

                                     TAXES

   TAX STATUS AND TAXATION OF EACH FUND

         Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(c) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total net assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

         If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

         If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if a Fund is permitted so to elect and so elects), plus any retained amount from the prior year, such Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

   TAXATION OF FUND DISTRIBUTIONS AND SALES OF FUND SHARES

         Fund distributions derived from interest, dividends and certain other income, including in general short-term capital gains, will be taxable as ordinary income to shareholders subject to federal income tax whether received in cash or reinvested shares. Properly designated Fund distributions derived from net long-term capital gains (i.e., net gains derived from the sale of securities held for more than 12 months) will be taxable as such (generally at a 20% rate for noncorporate shareholders), regardless of how long a shareholder has held the shares in the Fund.

         Dividends and distributions on each Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

         The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gains if the shares have been held for more than 12 months and as short-term capital gains if the shares have been held for not more than 12 months.

         Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by a shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

         A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

         If a Fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

         For corporate shareholders, the dividends-received deduction will generally apply (subject to a holding period requirement imposed by the Code) to a Fund's dividends paid from investment income to the extent derived from dividends received from U.S. corporations. However, any distributions received by a Fund from REITs will not qualify for the corporate dividends-received deduction. A Fund's investments in REIT equity securities may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

         The backup withholding rules do not apply to tax exempt entities so long as each such entity furnishes the Trust with an appropriate certification. However, other shareholders are subject to backup withholding at a rate of 31% on all distributions of net investment income and capital gain, whether received in cash or reinvested in shares of the relevant Fund, and on the amount of the proceeds of any redemption of Fund shares paid or credited to any shareholder account for which an incorrect or no taxpayer identification number has been provided, where appropriate certification has not been provided for a foreign shareholder, or where the Trust is notified that the shareholder has underreported income in the past (or the shareholder fails to certify that he is not subject to such withholding). A "taxpayer identification number" is either the Social Security number or employer identification number of the record owner of the account.

WITHHOLDING ON DISTRIBUTIONS TO FOREIGN INVESTORS

         Dividend distributions (including distributions derived from short-term capital gains) are in general subject to a U.S. withholding tax of 30% when paid to a nonresident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of net realized long-term capital gains paid by a Fund to a foreign shareholder, and any gain realized upon the sale of Fund shares by such a shareholder, will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. However, such distributions and sale proceeds may be subject to backup withholding, unless the foreign investor certifies his non-U.S. residency status. Foreign investors are subject to the backup withholding rules described above. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return. Also, foreign shareholders with respect to whom income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. Again, foreign shareholders who are resident in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.

FOREIGN TAX CREDITS

         If, at the end of the fiscal year, more than 50% of the value of the total assets of any Fund is represented by stock or securities of foreign corporations, the Fund intends to make an election with respect to the relevant Fund which allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such case, the amounts of foreign income taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including a holding period requirement applied at both the Fund and shareholder level imposed by the Code). Shareholders of any of the International Funds whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment of distributions by the relevant Fund, and may be disadvantaged as a result of the election described in this paragraph.

TAX IMPLICATIONS OF CERTAIN INVESTMENTS

         Certain of the Funds' investments, including assets "marked to the market" for federal income tax purposes, debt obligations issued or purchased at a discount and potentially so-called "index securities" (including inflation indexed bonds), will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

         The Funds' transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies may accelerate income, defer losses, cause adjustments in the holding periods of the Funds' securities and convert short-term capital gains or losses into long-term capital gains or losses. These transactions may affect the amount, timing and character of distributions to shareholders.

         Investment by the Fund in certain passive foreign investment companies ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

         A PFIC is any foreign corporation (i) 75% or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purposes means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purposes does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

LOSS OF REGULATED INVESTMENT COMPANY STATUS

         A Fund may experience particular difficulty qualifying as a regulated investment company in the case of highly unusual market movements, in the case of high redemption levels and/or during the first year of its operations. If the Fund does not qualify for taxation as a regulated investment company for any taxable year, the Fund's income will be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains, will be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.


                             PERFORMANCE INFORMATION


         Each Fund may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders.

         Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, three, five, and ten years (or for such shorter or longer periods as shares of the Fund have been offered), calculated pursuant to the following formula: P (1 + T)(to the power of n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum purchase premium is deducted from the initial $1,000 payment, (ii) all dividends and distributions are reinvested when paid and (iii) the maximum redemption fee is charged at the end of the relevant period. Quotations of total return may also be shown for other periods. The Funds may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

         The table below sets forth the average annual total return for Class III Shares of each Fund for the one, three, five and ten year periods ending February 28, 1999 and for the period from the commencement of the Funds' operations until February 28, 1999:

                                       INCEPTION      1 YEAR        3 YEARS       5 YEARS      10 YEARS   INCEPTION TO
FUND                                     DATE          (%)            (%)           (%)          (%)        DATE (%)
----------------------------------------------------------------------------------------------------------------------
U.S. Core                               9/18/85        14.86         24.26         23.43        19.13        18.79

Tobacco-Free Core                      10/31/91        16.12         25.30         23.95          N/A        20.49

Value                                  11/13/90         2.10         17.69         18.73          N/A        18.56

Fundamental Value                      10/31/91         2.15         16.98         17.51          N/A        17.66

Growth                                 12/30/88        22.72         26.79         25.49        20.21        20.42

Small Cap Value                        12/31/91       (15.59)        10.59         12.44          N/A        15.28

Small Cap Growth                       12/31/96        (9.12)          N/A           N/A          N/A         9.64

REIT                                    5/31/96       (24.04)          N/A           N/A          N/A         4.06

International Core                      3/31/87        (1.27)         5.59          5.22         8.86         9.62

Currency Hedged International Core      6/30/95        (2.43)        10.32           N/A          N/A        13.01

Foreign                                 8/31/84         0.48          9.24          8.58        10.41        17.44

International Small Companies          10/14/91        (6.58)         1.92          1.28          N/A         6.88

Japan                                    6/8/90        (3.50)       (10.41)        (6.96)         N/A        (2.46)

Emerging Markets                        12/9/93       (32.34)       (10.95)        (8.59)         N/A        (4.77)

Evolving Countries                      8/29/97       (32.97)          N/A           N/A          N/A       (30.75)

Asia                                    2/18/98       (26.23)          N/A           N/A          N/A       (22.52)

Global Properties                      12/20/96       (16.63)          N/A           N/A          N/A        (6.03)

Global Hedged Equity                    7/29/94        (9.76)        (3.15)          N/A          N/A        (0.09)

Domestic Bond                           8/18/94         5.03          6.87           N/A          N/A         7.99

U.S. Bond/Global Alpha A                4/30/97         0.29           N/A           N/A          N/A         6.65

U.S. Bond/Global Alpha B                7/29/97         3.27           N/A           N/A          N/A         4.71

International Bond                     12/22/93         2.33          6.98         10.19          N/A         9.72

Currency Hedged International Bond      9/30/94         3.04         14.01           N/A          N/A        15.86

Global Bond                            12/28/95         2.54          8.18           N/A          N/A         7.35

Emerging Country Debt                   4/19/94       (33.44)        12.36           N/A          N/A        15.93

Short-Term Income                       4/18/90         4.29          5.34          5.61          N/A         6.05

Inflation Indexed Bond                  3/31/97         4.07           N/A           N/A          N/A         4.11

Emerging Country Debt Share             7/20/98          N/A           N/A           N/A          N/A       (31.32)

International Equity Allocation        10/11/96        (9.60)          N/A           N/A          N/A         0.59

World Equity Allocation                06/28/96        (7.43)          N/A           N/A          N/A         4.50

Global (U.S.+) Equity Allocation       11/26/96        (3.44)          N/A           N/A          N/A         9.89

Global Balanced Allocation              7/29/96        (2.72)          N/A           N/A          N/A        11.26

U.S. Sector                            12/31/92         2.67         17.20         19.18          N/A        18.60


         Each Fund may also from time to time advertise net return and gross return data for each month and calendar quarter since the Fund's inception. Monthly and quarterly return data is calculated by linking daily performance for a Fund (current net asset value divided by prior net asset value), and assumes reinvestment of all dividends and gains. Monthly and quarterly performance data does not reflect payment of any applicable purchase premiums or redemptions fees. All quotations of monthly and quarterly returns would be accompanied by standardized total return information.

         Quotations of a Fund's gross return do not reflect any reduction for any Fund fees or expenses unless otherwise noted; if the gross return data reflected the estimated fees and expenses of the Fund, the returns would be lower than those shown. Quotations of gross return for a Fund for a particular month or quarter will be calculated in accordance with the following formula:

Gross Return =
Net Return + (Total Annual Operating Expense Ratio) (# of days in relevant period/365)

Information relating to a Fund's return for a particular month or calendar quarter is provided to permit evaluation of the Fund's performance and volatility in different market conditions, and should not be considered in isolation.

         Sample calculations of average annual total return and gross return for the U.S. Core Fund have been attached as Appendix A to this Statement of Additional Information.

                              INVESTMENT GUIDELINES

GMO U.S. CORE FUND

PERFORMANCE BENCHMARK: S&P 500

GENERAL OBJECTIVE: Maximize total return greater than that of the S&P 500 through investment in common stocks.


PERMITTED INVESTMENTS

EQUITY SECURITIES:                               -  At least 65% of the Fund's total assets will be invested in or
   domestic common stocks                           exposed to(2) domestic common stocks
   convertible securities                        -  Substantially all of the Fund's total assets will be invested in or
   Securities of Foreign Issuers (traded on         exposed to equity securities of at least 125 companies chosen from
          U.S. Exchanges)                           among the Wilshire 5000 Index
                                                 -  The Fund's total assets will primarily be invested in or  exposed to
OTHER EQUITY SECURITIES:(1)                           the "Large Cap 1200"
   Depository Receipts
   Illiquid Securities
   144A Securities
   Restricted Securities
   Futures and Related Options on
       securities indexes
   REITs
   Exchange-traded and OTC options on
      securities and indexes
       (including writing covered options)
   Equity Swap Contracts
   Contracts for Differences

         The Fund will normally have greater than 95% of its net assets invested in or exposed to the securities of the two categories above.

   CASH AND MONEY MARKET INSTRUMENTS             -  The Fund will not normally have greater than 5% of its net assets
   Any short-term assets will be invested in        exposed to cash and money market instruments.  This limitation does
   cash or High Quality Money Market                not include cash and money market instruments in margin or other
   Instruments including securities issued by       segregated accounts held against exposure achieved through derivative
   the U.S. government and agencies thereof,        instruments ("equitized cash")
   bankers' acceptances, commercial paper,
   bank certificates of deposit and repurchase
   agreements

PROHIBITED INVESTMENTS AND PRACTICES

         The Fund will not engage in the following practices except as indicated:


   PURCHASING SECURITIES ON MARGIN              Except for short-term credits necessary for clearance of transactions

   SHORT SALES OF SECURITIES                    Except when such sales are "against-the-box"

   BORROWING MONEY                              Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy

--------

         (1) Investment in these instruments may be limited by restrictions described below.

         (2) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   UNDERWRITING SECURITIES                      Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments

   MAKING LOANS                                 Except by way of purchasing of debt obligations, repurchase agreements and securities lending.  Fund may loan securities valued at up to 33%
                                                of its total assets

   PLEDGING, HYPOTHECATING OR                   Except that collateral arrangements with respect to swap agreements,
   MORTGAGING FUND ASSETS                       the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.  The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.

   SELLING UNCOVERED PUT AND CALL
       OPTIONS ON SECURITIES OR INDEXES

   INVESTING IN REAL ESTATE

   INVESTING IN NON-FINANCIAL COMMODITY
       CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE
       ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR
       ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF
       GAINING CONTROL OF A COMPANY'S
       MANAGEMENT


RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES                     -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes)
                                             -  Put and call options written by a Fund must be covered

   ILLIQUID SECURITIES                       -  No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

   INVESTMENT IN INSURANCE COMPANIES         -  The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY        -  Equity: The Fund will not purchase more than 5% of any class of stock of
   BROKERS, DEALERS, UNDERWRITERS AND           a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                             -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                             -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.  The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                             -  This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                           -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issue.
                                             -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.
                                             -  The Fund will be invested in the securities of at least 125 issuers.

   CONCENTRATION                             -  No more than 25% of the Fund's assets will be invested in securities of issuers in any one industry.

DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                      -  Futures contracts and related options on securities indexes
                                             -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.
                                             -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities
                                             -  Contracts for differences: equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES                       -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already
   HEDGING                                      generally present in the Fund.(3)
                                             -  Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.  Conversely, if the
                                                Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT                                -  The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash balances held by the Fund.  The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.

   RISK MANAGEMENT -                         -  The Fund may use equity futures, related options and equity swap
   SYNTHETIC SALES AND PURCHASES                contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual markets, sectors and equities.  Sometimes, such transactions are used as a precursor to actual sales and purchases.  For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically  "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES     -  There is no limit on the use of derivatives for hedging purposes.
                                             -  The face value of derivatives used for investment purposes will be limited to 25% of the Fund's assets.  When a currency forward is used in conjunction with an equity derivative for investment purposes, the currency forward will not be independently counted for this restriction.

----------

         (3) The Fund may use such hedging to remove or reduce general market exposure (e.g. an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g. a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

                                             -  When long futures contracts and long equity swaps are used for investment, an amount of cash or high quality debt securities equal to the face value of all such long derivative positions will be segregated against such exposure.  However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to segregate against a new long derivative exposure.
                                             -  The net long equity exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the
                                                Fund's net assets.
                                             -  The aggregate absolute face value of all futures contracts and swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 100% of the Fund's assets.
                                             -  Except when such instruments are used for bona-fide hedging, no more than
                                                5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.
                                             -  Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.  Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.


GMO TOBACCO-FREE CORE FUND

PERFORMANCE BENCHMARK: S&P 500

GENERAL OBJECTIVE: Maximize total return greater than that of the S&P 500 through investment in common stocks.

PERMITTED INVESTMENTS

EQUITY SECURITIES:                               -  At least 65% of the Fund's total assets will be
   common stocks                                    invested in or exposed to domestic common stocks.
   convertible securities
                                                 -  Substantially all of the Fund's total assets
OTHER EQUITY SECURITIES:(4)                         will be invested in or exposed to equity securities
   Depository Receipts (ADRs, GDRs, EDRs)           chosen from among the Wilshire 5000 Index and
   Foreign issues traded principally in the         selected primarily from Large Cap 1200 issuers which
U.S.                                                are not Tobacco Producing Issuers (as classified by
   Illiquid Securities                              Ford Investor Services).
   144A Securities
   Restricted Securities                         -  Substantially all of the Fund's total assets
   Futures and Related Options on                   will be invested in the securities of at least 125
       Securities indexes                           companies
   REITs
   Exchange-traded and OTC options on
    securities and indexes
       (including writing covered options)
   Equity Swap Contracts
   Contracts for Differences

         The Fund will normally have greater than 95% of its total assets invested in or exposed to the securities of the two categories above.

   CASH AND MONEY MARKET INSTRUMENTS             -  The Fund will not normally have greater than 5% of its net
   Any short-term assets will be invested in        assets exposed to cash and money market instruments.  This limitation
   cash or High Quality Money Market                does not include cash and money market instruments in margin or other
   Instruments including securities issued by       segregated accounts held against exposure achieved through derivative
   the U.S. government and agencies thereof,        instruments ("equitized cash")
   bankers' acceptances, commercial paper,


         (4) Investment in these instruments may be limited by restrictions described below.

   bank certificates of deposit and repurchase agreements


PROHIBITED INVESTMENTS AND PRACTICES

The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN                  Except for short-term credits necessary for clearance of
                                                    transactions

   SHORT SALES OF SECURITIES                        Except when such sales are "against-the-box"

   BORROWING MONEY                                  Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy

   UNDERWRITING SECURITIES                          Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of
                                                    portfolio investments

   MAKING LOANS                                     Except by way of purchasing of debt obligations, repurchase agreements and securities lending.  Fund may loan securities valued at up to 33-1/3% of its total assets

   PLEDGING, HYPOTHECATING OR                       Except that collateral arrangements with respect to swap
   MORTGAGING FUND ASSETS                           agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.  The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.

   SELLING UNCOVERED PUT AND CALL
       OPTIONS ON SECURITIES OR INDEXES

   INVESTING IN REAL ESTATE

   INVESTING IN NON-FINANCIAL COMMODITY
       CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE
       ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF
       GAINING CONTROL OF A COMPANY'S
       MANAGEMENT


RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES                         -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes)
                                                 -  Put and call options written by a Fund must be covered

   ILLIQUID SECURITIES                           -  No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.  Further, the
                                                    Fund will not invest in (a) securities which at the time of such investment are not readily marketable, (b) securities for which the disposition is restricted under federal securities laws, and (c)
                                                    repurchase agreements maturing in greater than 7 days if, as a result, more than 10% of the Fund's total assets (taken at current value) would then be invested in securities described in (a), (b) and
                                                    (c) above.

   INVESTMENT IN INSURANCE COMPANIES             -  The Fund will not purchase more than 10% of the total
                                                    outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY            -  Equity: The Fund will not purchase more than 5% of any class of
   BROKERS, DEALERS, UNDERWRITERS AND               stock of a broker, dealer, underwriter or investment adviser.

   INVESTMENT ADVISERS
                                                 -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                                 -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.  The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                    This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                               -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issue.
                                                 -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.
                                                 -  The Fund will be invested in the securities of at least 125 issuers.

   CONCENTRATION                                 -  No more than 25% of the Fund's assets will be invested in securities of issuers in any one industry.

DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                          -  Futures contracts and related options on securities indexes
                                                 -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.
                                                 -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities
                                                 -  Contracts for differences: equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES

   HEDGING                                       -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(5)
                                                 -  Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.  Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the
                                                    Fund to dispose of securities in a more orderly fashion without the
                                                    Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT                                    -  The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash


         (5) The Fund may use such hedging to remove or reduce general market exposure (e.g. an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g. a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

                                                    balances held by the Fund.  The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.

   RISK MANAGEMENT -                             -  The Fund may use equity futures, related options and equity
   SYNTHETIC SALES AND PURCHASES                    swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual markets, sectors and equities.  Sometimes, such transactions are used as a precursor to actual sales and purchases.  For example, if the Fund held a large proportion of stocks of a particular market and the
                                                    Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES         -  There is no limit on the use of derivatives for hedging purposes.
                                                 -  The face value of derivatives used for investment purposes will be limited to 25% of the Fund's assets.  When a currency forward is used in conjunction with an equity derivative for investment purposes, the currency forward will not be independently counted for this restriction.
                                                 -  When long futures contracts and long equity swaps are used for investment, an amount of cash or high quality debt securities equal to the face value of all such long derivative positions will be segregated against such exposure.  However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to segregate against a new long derivative exposure.
                                                 -  The net long equity exposure of the Fund, including direct investment in securities and long derivative positions,  will not exceed 100% of the Fund's net assets.
                                                 -  The aggregate absolute face value of all futures contracts and swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 100% of the Fund's assets.
                                                 -  Except when such instruments are used for bona-fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.
                                                 -  Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.
                                                    Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.


GMO VALUE FUND

PERFORMANCE BENCHMARK: Russell 1000 Value Index

GENERAL OBJECTIVE: Seeks a total return greater than that of the Russell 1000 Value Index through investment in a broadly diversified and liquid portfolio of common stocks.


PERMITTED INVESTMENTS


EQUITY SECURITIES:                               -  At least 65% of the Fund's total assets will be invested in or exposed to(7)


----------

         (6) Investment in these instruments may be limited by restrictions described below.

   domestic common stocks                           domestic common stocks
   convertible securities                        -  Substantially all of the Fund's total assets will be invested
   Securities of Foreign Issuers (traded on         in or exposed to equity securities of at least 125 companies chosen
          U.S. Exchanges)                           from among the Wilshire 5000 Index
                                                 -  The Fund's total assets will primarily be invested in or
OTHER EQUITY SECURITIES:(6)                         exposed to the "Large Cap 1200"
   Depository Receipts
   Illiquid Securities
   144A Securities
   Restricted Securities
   Futures and Related Options on
       securities indexes
   REITs
   Exchange-traded and OTC options on
      securities and indexes
       (including writing covered options)
   Equity Swap Contracts
   Contracts for Differences

         The Fund will normally have greater than 95% of its net assets invested in or exposed to the securities of the two categories above.


   CASH AND MONEY MARKET INSTRUMENTS             -  The Fund will not normally have greater than 5% of its net
   Any short-term assets will be invested in        assets exposed to cash and money market instruments.  This limitation
   cash or High Quality Money Market                does not include cash and money market instruments in margin or other
   Instruments including securities issued by       segregated accounts held against exposure achieved through derivative
   the U.S. government and agencies thereof,        instruments ("equitized cash")
   bankers' acceptances, commercial paper,
   bank certificates of deposit and repurchase
   agreements

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN              Except for short-term credits necessary for clearance of transactions

   SHORT SALES OF SECURITIES                    Except when such sales are "against-the-box"


                                                Except that the Fund may borrow up to 20% of its net assets from banks
   BORROWING MONEY                              temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy

   UNDERWRITING SECURITIES                      Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments

   MAKING LOANS                                 Except by way of purchasing of debt obligations, repurchase agreements and securities lending.  Fund may loan securities valued at up to 33%
                                                of its total assets

   PLEDGING, HYPOTHECATING OR                   Except that collateral arrangements with respect to swap agreements,
   MORTGAGING FUND ASSETS                       the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.

----------

         (7) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

                                                The deposit of securities or cash or
                                                cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.


   SELLING UNCOVERED PUT AND CALL
       OPTIONS ON SECURITIES OR INDEXES

   INVESTING IN REAL ESTATE

   INVESTING IN NON-FINANCIAL COMMODITY
       CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE
       ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR
       ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF
       GAINING CONTROL OF A COMPANY'S
       MANAGEMENT


RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES                     -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes)
                                             -  Put and call options written by a Fund must be covered

   ILLIQUID SECURITIES                       -  No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than
                                                7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

   INVESTMENT IN INSURANCE COMPANIES         -  The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY        -  Equity: The Fund will not purchase more than 5% of any class of
   BROKERS, DEALERS, UNDERWRITERS AND           stock of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                             -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                             -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.  The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                           -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issue.
                                             -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.
                                             -  The Fund will be invested in the securities of at least 125 issuers.

   CONCENTRATION                             -  No more than 25% of the Fund's assets will be invested in securities of issuers in any one industry.

DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                      -  Futures contracts and related options on securities indexes
                                             -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.
                                             -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities

                                             -  Contracts for differences: equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES

   HEDGING                                   -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(8)
                                             -  Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk
                                                (risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.
                                                Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT                                -  The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash balances held by the Fund.  The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.

   RISK MANAGEMENT -                         -  The Fund may use equity futures, related options and equity swap
   SYNTHETIC SALES AND PURCHASES                contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual markets, sectors and equities.  Sometimes, such transactions are used as a precursor to actual sales and purchases.  For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES     -  There is no limit on the use of derivatives for hedging purposes.
                                             -  The face value of derivatives used for investment purposes will be limited to 25% of the Fund's assets.  When a currency forward is used in conjunction with an equity derivative for investment purposes, the currency forward will not be independently counted for this restriction.
                                             -  When long futures contracts and long equity swaps are used for investment, an amount of cash or high quality debt securities equal to the face value of all such long derivative positions will be segregated against such exposure.  However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to segregate against a new long derivative exposure.
                                             -  The net long equity exposure of the Fund, including direct investment in securities and long derivative positions,  will not exceed
                                                100% of the Fund's net assets.
                                             -  The aggregate absolute face value of all futures contracts and swap contracts (without regard to sign and assuming no offset of long and short positions, and


----------

         (8) The Fund may use such hedging to remove or reduce general market exposure (e.g. an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g. a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

                                                counting both components of any contract for
                                                differences) will not exceed 100% of the Fund's assets.
                                             -  Except when such instruments are used for bona-fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.
                                             -  Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.  Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.


GMO GROWTH FUND

PERFORMANCE BENCHMARK: Russell 1000 Growth Index

GENERAL OBJECTIVE: Seeks long-term growth by investing in companies whose earnings per share are expected by GMO to grow at a rate faster than the average of the Large Cap 1200.

PERMITTED INVESTMENTS


EQUITY SECURITIES:                               -  At least 65% of the Fund's total assets will be invested
   domestic common stocks                           in or exposed to(10) domestic common stocks
   convertible securities                        -  Substantially all of the Fund's total assets will be
   Securities of Foreign Issuers (traded on         invested in or exposed to equity securities of at least 125
          U.S. Exchanges)                           companies chosen from among the Wilshire 5000 Index
                                                 -  The Fund's assets will primarily be invested in or
OTHER EQUITY SECURITIES:(9)                           exposed to the "Large Cap 1200"
   Depository Receipts
   Illiquid Securities
   144A Securities
   Restricted Securities
   Futures and Related Options on
       securities indexes
   REITs
   Exchange-traded and OTC options on
      securities and indexes
       (including writing covered options)
   Equity Swap Contracts
   Contracts for Differences

         The Fund will normally have greater than 95% of its net assets invested in or exposed to the securities of the two categories above.


   CASH AND MONEY MARKET INSTRUMENTS             -  The Fund will not normally have greater than 5% of its net
   Any short-term assets will be invested in        assets exposed to cash and money market instruments.  This
   cash or High Quality Money Market                limitation does not include cash and money market instruments in
   Instruments including securities issued by       margin or other segregated accounts held against exposure achieved
   the U.S. government and agencies thereof,        through derivative instruments ("equitized cash")
   bankers' acceptances, commercial paper,
   bank certificates of deposit and repurchase
   agreements

PROHIBITED INVESTMENTS AND PRACTICES

----------

         (9) Investment in these instruments may be limited by restrictions described below.

         (10) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN                  Except for short-term credits necessary for clearance of
                                                    transactions
   SHORT SALES OF SECURITIES
                                                    Except when such sales are "against-the-box"

   BORROWING MONEY                                  Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy

   UNDERWRITING SECURITIES                          Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of
                                                    portfolio investments

   MAKING LOANS                                     Except by way of purchasing of debt obligations, repurchase agreements and securities lending.  Fund may loan securities valued at up to 33% of its total assets

   PLEDGING, HYPOTHECATING OR                       Except that collateral arrangements with respect to swap
   MORTGAGING FUND ASSETS                           agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.  The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.

   SELLING UNCOVERED PUT AND CALL
       OPTIONS ON SECURITIES OR INDEXES

   INVESTING IN REAL ESTATE

   INVESTING IN NON-FINANCIAL COMMODITY
       CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE
       ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR
       ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF
       GAINING CONTROL OF A COMPANY'S
       MANAGEMENT


RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES                     -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes)
                                             -  Put and call options written by a Fund must be covered

   ILLIQUID SECURITIES                       -  No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

   INVESTMENT IN INSURANCE COMPANIES         -  The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY        -  Equity: The Fund will not purchase more than 5% of any class of
   BROKERS, DEALERS, UNDERWRITERS AND           stock of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                             -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                             -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.  The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.



DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                           -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issue.
                                             -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.
                                             -  The Fund will be invested in the securities of at least 125 issuers.

                                             -  No more than 25% of the Fund's assets will be invested in
   CONCENTRATION                                securities of issuers in any one industry.

DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                      -  Futures contracts and related options on securities indexes
                                             -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.
                                             -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities
                                             -  Contracts for differences: equity swaps that contain both a long and short equity component.
                                             -  Traditional Hedging: Short equity futures, related options and
   USES OF DERIVATIVES                          short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(11)
   HEDGING                                   -  Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk
                                                (risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.  Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT                                -  The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash balances held by the Fund.  The
                                                Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.



----------

         (11) The Fund may use such hedging to remove or reduce general market exposure (e.g. an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g. a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

   RISK MANAGEMENT -
   SYNTHETIC SALES AND PURCHASES             -  The Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual markets, sectors and equities.  Sometimes, such transactions are used as a precursor to actual sales and purchases.  For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically  "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy"
                                                exposure to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES     -  There is no limit on the use of derivatives for hedging purposes.
                                             -  The face value of derivatives used for investment purposes will be limited to 25% of the Fund's assets.  When a currency forward is used in conjunction with an equity derivative for investment purposes, the currency forward will not be independently counted for this restriction.
                                             -  When long futures contracts and long equity swaps are used for investment, an amount of cash or high quality debt securities equal to the face value of all such long derivative positions will be segregated against such exposure.  However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to segregate against a new long derivative exposure.
                                             -  The net long equity exposure of the Fund, including direct investment in securities and long derivative positions,  will not exceed 100% of the Fund's net assets.
                                             -  The aggregate absolute face value of all futures contracts and swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 100% of the Fund's assets.
                                             -  Except when such instruments are used for bona-fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.
                                             -  Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.
                                                Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.


GMO SMALL CAP VALUE FUND

PERFORMANCE BENCHMARK: Russell 2000 Value Index

GENERAL OBJECTIVE: Long-term growth of capital by primarily investing in "domestic second tier companies" (as defined below).

PERMITTED INVESTMENTS

EQUITY SECURITIES:                               -  At least 65% of the Fund's total assets will be invested in or
   domestic common stocks                           exposed to(13) domestic common stocks.
   convertible securities                        -  Under normal market conditions, at least 65% of the Fund's
   Securities of Foreign Issuers (traded on         total assets will be invested in or exposed to the securities of
          U.S. Exchanges)                           issuers with market capitalizations believed to be equal to or less than $1.5 billion.
OTHER EQUITY SECURITIES:(12)                     -  The Fund's total assets will be primarily invested in domestic
                                                    "second tier companies" which are companies whose equity
                                                    capitalization at the time of

----------

         (12) Investment in these instruments may be limited by restrictions described below.

   Depository Receipts                              investment ranks in the lower two-thirds of the 1800 companies with the
   Illiquid Securities                              largest equity capitalization whose securities are listed on a United States
   144A Securities                                  securities exchange.
   Restricted Securities
   Futures and Related Options on
       securities indexes
   REITs
   Exchange-traded and OTC options on
      securities and indexes
       (including writing covered options)
   Equity Swap Contracts
   Contracts for Differences
   Convertible bonds
   Convertible preferred stocks
   Warrants

         The Fund will normally have greater than 95% of its net assets invested in or exposed to the securities of the two categories above.


   CASH AND MONEY MARKET INSTRUMENTS             -  The Fund will not normally have greater than 5% of its net
   Any short-term assets will be invested in        assets exposed to cash and money market instruments.  This limitation
   cash or High Quality Money Market                does not include cash and money market instruments in margin or other
   Instruments including securities issued by       segregated accounts held against exposure achieved through derivative
   the U.S. government and agencies thereof,        instruments ("equitized cash")
   bankers' acceptances, commercial paper,
   bank certificates of deposit and repurchase
   agreements

PROHIBITED INVESTMENTS AND PRACTICES

         The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN                  Except for short-term credits necessary for clearance of
                                                    transactions

   SHORT SALES OF SECURITIES                        Except when such sales are "against-the-box"

   BORROWING MONEY                                  Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy

   UNDERWRITING SECURITIES                          Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of
                                                    portfolio investments

                                                    Except by way of purchasing of debt obligations, repurchase agreements and securities lending.  Fund may loan securities valued at up to 33% of its total assets


   PLEDGING, HYPOTHECATING OR                       Except that collateral arrangements with respect to swap
   MORTGAGING FUND ASSETS                           agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.

----------

         (13) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   SELLING UNCOVERED PUT AND CALL
       OPTIONS ON SECURITIES OR INDEXES

   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY
       CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE
       ARRANGEMENTS
   PARTICIPATING IN SOFT DOLLAR
       ARRANGEMENTS MAKING INVESTMENTS FOR
       THE PURPOSE OF GAINING CONTROL OF A
       COMPANY'S MANAGEMENT


RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES                         -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes)
                                                 -  Put and call options written by a Fund must be covered

   ILLIQUID SECURITIES                           -  No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

   WARRANTS                                      -  Aggregate value can not exceed 5% of the Fund's net assets; not more than 2% of the Fund's net assets may be invested in warrants not listed on NYSE or AMEX

   INVESTMENT IN INSURANCE COMPANIES             -  The Fund will not purchase more than 10% of the total
                                                    outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY            -  Equity: The Fund will not purchase more than 5% of any class of
   BROKERS, DEALERS, UNDERWRITERS AND               stock of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                                 -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                                 -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.  The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                    This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                               -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issue.
                                                 -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.
                                                 -  The Fund will be invested in the securities of at least 125 issuers.

   CONCENTRATION                                 -  No more than 25% of the Fund's assets will be invested in securities of issuers in any one industry.

DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                      -  Futures contracts and related options on securities indexes
                                             -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or

                                                basket of securities.
                                             -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities
                                             -  Contracts for differences: equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES

   HEDGING                                   -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(14)
                                             -  Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk
                                                (risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.
                                                Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT                                -  The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash balances held by the Fund.  The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.

   RISK MANAGEMENT -                         -  The Fund may use equity futures, related options and equity swap
   SYNTHETIC SALES AND PURCHASES                contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual markets, sectors and equities.  Sometimes, such transactions are used as a precursor to actual sales and purchases.  For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically  "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

Limitations on the Use of Derivatives        -  There is no limit on the use of derivatives for hedging purposes.
                                             -  The face value of derivatives used for investment purposes will be limited to 25% of the Fund's assets.  When a currency forward is used in conjunction with an equity derivative for investment purposes, the currency forward will not be independently counted for this restriction.
                                             -  When long futures contracts and long equity swaps are used for investment, an amount of cash or high quality debt securities equal to the face value of all such long derivative positions will be segregated against such exposure.  However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to segregate against a new long derivative exposure.

----------

         (14) The Fund may use such hedging to remove or reduce general market exposure (e.g. an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g. a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

                                             -  The net long equity exposure of the Fund, including direct investment in securities and long derivative positions,  will not exceed
                                                100% of the Fund's net assets.
                                             -  The aggregate absolute face value of all futures contracts and swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 100% of the Fund's assets.
                                             -  Except when such instruments are used for bona-fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.
                                             -  Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.  Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

GMO SMALL CAP GROWTH FUND

PERFORMANCE BENCHMARK: Russell 2000 Growth Index

GENERAL OBJECTIVE: Long-term growth of capital by primarily investing in "domestic second tier companies" (as defined below) that it believes have above average prospects for growth.

PERMITTED INVESTMENTS

EQUITY SECURITIES:
   domestic common stocks                        -  At least 65% of the Fund's total assets will be invested in or
   convertible securities                           exposed to(16) domestic common stocks
   Securities of Foreign Issuers (traded on      -  Under normal market conditions, at least 65% of the Fund's
          U.S. Exchanges)                           total assets will be invested in or exposed to the securities of issuers with market capitalizations believed to be equal to or less
OTHER EQUITY SECURITIES:(15)                        than $1.5 billion
   Depository Receipts                           -  The Fund's total assets will be primarily invested in domestic
   Illiquid Securities                              "second tier companies" which are companies whose equity
   144A Securities                                  capitalization at the time of investment ranks in the lower
   Restricted Securities                            two-thirds of the 1800 companies with the largest equity
   Futures and Related Options on                   capitalization whose securities are listed on a United States
       securities indexes                           securities exchange.
   REITs
   Exchange-traded and OTC options on
      securities and indexes
       (including writing covered options)
   Equity Swap Contracts
   Contracts for Differences
   Convertible bonds
   Convertible preferred stocks
   Warrants


         The Fund will normally have greater than 95% of its net assets invested in or exposed to the securities of the two categories above.


   CASH AND MONEY MARKET INSTRUMENTS             -  The Fund will not normally have greater than 5% of its net
   Any short-term assets will be invested in        assets exposed to cash and money market instruments.  This limitation
   cash or High Quality Money Market                does not include cash and money market instruments in margin or other
   Instruments including securities issued by       segregated accounts held against exposure achieved through derivative
   the U.S. government and agencies thereof,        instruments ("equitized cash")

----------

         (15) Investment in these instruments may be limited by restrictions described below.

         (16) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   bankers' acceptances, commercial paper,
   bank certificates of deposit and repurchase agreements

PROHIBITED INVESTMENTS AND PRACTICES

         The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN              Except for short-term credits necessary for clearance of transactions

   SHORT SALES OF SECURITIES                    Except when such sales are "against-the-box"

   BORROWING MONEY                              Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy

   UNDERWRITING SECURITIES                      Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments

   MAKING LOANS                                 Except by way of purchasing of debt obligations, repurchase agreements and securities lending.  Fund may loan securities valued at up to
                                                33-1/3% of its total assets

   PLEDGING, HYPOTHECATING OR                   Except that collateral arrangements with respect to swap agreements,
   MORTGAGING FUND ASSETS                       the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.  The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.

   SELLING UNCOVERED PUT AND CALL
       OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY
       CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE
       ARRANGEMENTS
   PARTICIPATING IN SOFT DOLLAR
       ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF
       GAINING CONTROL OF A COMPANY'S
       MANAGEMENT

RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES                     -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes)
                                             -  Put and call options written by a Fund must be covered

   ILLIQUID SECURITIES                       -  No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than
                                                7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

   WARRANTS                                  -  Aggregate value can not exceed 5% of the Fund's net assets; not more than 2% of the Fund's net assets may be invested in warrants not listed on NYSE or AMEX

   INVESTMENT IN INSURANCE COMPANIES         -  The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY        -  Equity: The Fund will not purchase more than 5% of any class of
   BROKERS, DEALERS, UNDERWRITERS AND           stock of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                             -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                             -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.  The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                           -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issue.
                                             -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.
                                             -  The Fund will be invested in the securities of at least 125 issuers.

   CONCENTRATION                             -  No more than 25% of the Fund's assets will be invested in securities of issuers in any one industry.

DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                      -  Futures contracts and related options on securities indexes
                                             -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.
                                             -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities
                                             -  Contracts for differences: equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES

   HEDGING                                   -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(17)
                                             -  Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk
                                                (risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.
                                                Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

   RISK MANAGEMENT -                         -  The Fund may use equity futures, related options and equity swap
   SYNTHETIC SALES AND PURCHASES                contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual markets, sectors and equities.  Sometimes, such transactions are used as a precursor to actual sales and purchases.  For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Equity

----------

         (17) The Fund may use such hedging to remove or reduce general market exposure (e.g. an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g. a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

                                                derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES     -  There is no limit on the use of derivatives for hedging purposes.
                                             -  The face value of derivatives used for investment purposes will be limited to 25% of the Fund's assets.  When a currency forward is used in conjunction with an equity derivative for investment purposes, the currency forward will not be independently counted for this restriction.
                                             -  When long futures contracts and long equity swaps are used for investment, an amount of cash or high quality debt securities equal to the face value of all such long derivative positions will be segregated against such exposure.  However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to segregate against a new long derivative exposure.
                                             -  The net long equity exposure of the Fund, including direct investment in securities and long derivative positions,  will not exceed
                                                100% of the Fund's net assets.
                                             -  The aggregate absolute face value of all futures contracts and swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 100% of the Fund's assets.
                                             -  Except when such instruments are used for bona-fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.
                                             -  Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.  Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.


GMO REIT FUND

PERFORMANCE BENCHMARK: Morgan Stanley REIT Index

GENERAL OBJECTIVE: Maximize total return primarily through investment in or exposure to real estate investment trusts ("REITs"), which are managed vehicles that invest in real estate or real estate-related assets.

PERMITTED INVESTMENTS

REITS (REAL ESTATE INVESTMENT TRUSTS):           -  At least 65% of the Fund's total assets will be
   Equity REITs                                     invested in or exposed to(19) securities of REITs,
   Mortgage REITs                                   although the Fund generally intends to invest a
   Hybrid REITs                                     greater portion of its assets in REIT securities.

EQUITY SECURITIES:(18)
   Common stock
   Preferred stock
   Depository Receipts: ADRs, GDRs, EDRs
   Illiquid Securities
   144A Securities
   Restricted Securities
   Futures and Related Options on
       securities indexes and interest rates
   Exchange-traded and OTC options on
      securities and indexes (including
      writing

----------

         (18) Investment in these instruments may be limited by restrictions described below.

         (19) The words "exposed to" as used in these guideline mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

      covered options)
   Interest Rate and Currency Swap Contracts
   Contracts for Differences
   Interest Rate Caps, Floors and Collars

OTHER SECURITIES:(1)
   Asset-Backed Securities
        Mortgage Backed, CMO's, Strips
        and Residuals
   Adjustable Rate Securities
   Lower rated fixed income securities (junk
        bonds)
   Zero Coupon Securities
   Indexed Securities
   Firm Commitments (with banks or
        broker-dealers)
   Reverse Repurchase Agreements
   Dollar Roll Agreements

         The Fund will normally have greater than 95% of its net assets invested in or exposed to the securities of the three categories above.


   CASH AND MONEY MARKET INSTRUMENTS             -  Any short-term assets will be invested in cash or High Quality
                                                    Money Market Instruments including securities issued by the U.S.
                                                    government and agencies thereof, bankers' acceptances, commercial paper, bank certificates of deposit and repurchase agreements.

PROHIBITED INVESTMENTS AND PRACTICES
   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN                  Except for short-term credits necessary for clearance of
                                                    transactions

   SHORT SALES OF SECURITIES                        Except when such sales are "against-the-box"

   BORROWING MONEY                                  Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy

   UNDERWRITING SECURITIES                      Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments

   MAKING LOANS                                 Except by way of purchasing of debt obligations, repurchase agreements and securities lending.  Fund may loan securities valued at up to
                                                33-1/3% of its total assets

   PLEDGING, HYPOTHECATING OR                   Except that collateral arrangements with respect to swap agreements,
   MORTGAGING FUND ASSETS                       the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.  The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.

   SELLING UNCOVERED PUT AND CALL
       OPTIONS ON SECURITIES OR INDEXES

   INVESTING IN NON-FINANCIAL COMMODITY
       CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE
       ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR
       ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF
       GAINING CONTROL OF A COMPANY'S
       MANAGEMENT

RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES                     -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes)
                                             -  Put and call options written by a Fund must be covered

   ILLIQUID SECURITIES                       -  No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than
                                                7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

   INVESTMENT IN INSURANCE COMPANIES         -  The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY        -  Equity: The Fund will not purchase more than 5% of any class of
   BROKERS, DEALERS, UNDERWRITERS AND           stock of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                             -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                             -  Investment Limits: No more than 5% of the Fund"s total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.  The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

   INVESTMENT IN LOWER-RATED BONDS           -  The Fund will not invest greater than 5% of its assets in lower-rated bonds.


DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                           -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issue.
                                             -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.

DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                      -  Futures contracts and related options on securities indexes
                                             -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.
                                             -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities
                                             -  Contracts for differences: equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES

   HEDGING                                   -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(20)

----------

         (20) The Fund may use such hedging to remove or reduce general market exposure (e.g. an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g. a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

                                             -  Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk
                                                (risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.
                                                Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT                                -  The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash balances held by the Fund.  The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.

   RISK MANAGEMENT -                         -  The Fund may use equity futures, related options and equity swap
   SYNTHETIC SALES AND PURCHASES                contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual markets, sectors and equities.  Sometimes, such transactions are used as a precursor to actual sales and purchases.  For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES     -  There is no limit on the use of derivatives for hedging purposes.
                                             -  The face value of derivatives used for investment purposes will be limited to 25% of the Fund's assets.  When a currency forward is used in conjunction with an equity derivative for investment purposes, the currency forward will not be independently counted for this restriction.
                                             -  When long futures contracts and long equity swaps are used for investment, an amount of cash or high quality debt securities equal to the face value of all such long derivative positions will be segregated against such exposure.  However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to segregate against a new long derivative exposure.
                                             -  The net long equity exposure of the Fund, including direct investment in securities and long derivative positions,  will not exceed
                                                100% of the Fund's net assets.
                                             -  The aggregate absolute face value of all futures contracts and swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 100% of the Fund's assets.
                                             -  Except when such instruments are used for bona-fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.
                                             -  Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.  Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings

GMO INTERNATIONAL CORE FUND

PERFORMANCE BENCHMARK: GMO EAFE-Lite(21) Index

GENERAL OBJECTIVE: Maximize total return through investment in common stocks of non-U.S. issuers.

PERMITTED INVESTMENTS

EQUITY SECURITIES:                               -  The Fund will have greater than 70% of its total assets
   common stocks                                    invested in or exposed to(23) Equity Securities and Other Equity
   convertible bonds                                Securities.
   preferred stocks
   warrants or rights

OTHER EQUITY SECURITIES:(22)
   Depository Receipts: ADRs, GDRs, EDRs
   Foreign issues traded in the U.S. and
       abroad
   Investment Companies (open & closed-end)
   Illiquid Securities
   144A Securities
   Restricted Securities
   Equity Futures and Related Options
   Exchange-traded and OTC Options on
      Securities and Indexes (including
      writing   covered options)
   Equity Swap Contracts
   Contracts for Differences
   Repurchase Agreements

   FIXED INCOME SECURITIES:                      -  Fund will have no more than 5% of its total assets invested
   Long and Medium-term corporate                   in or exposed to Fixed Income Securities.
   and government bonds
   Non-convertible preferred stock

   FOREIGN CURRENCY TRANSACTIONS                 -  Fund may invest in spot currency transactions, forward foreign currency contracts, currency swap contracts, options on currencies, currency futures and related options.


   CASH AND MONEY MARKET INSTRUMENTS             -  The Fund will not normally have greater than 5% of its net
   Any short-term assets will be invested in        assets exposed to cash and money market instruments.  This
   cash or High Quality Money Market                limitation does not include cash and money market instruments in
   Instruments including securities issued by       margin or other segregated accounts held against exposure achieved
   the U.S. government and agencies thereof,        through derivative instruments ("equitized cash")
   bankers' acceptances, commercial paper,
   bank certificates of deposit, time deposits
   and repurchase agreements


PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

----------

         (21) A modification of EAFE where GMO reduces the dollar market capitalization of Japan by 40% relative to the dollar capitalization of Japan in EAFE.

         (22) Investment in these instruments may be limited by restrictions described below.

         (23) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   PURCHASING SECURITIES ON MARGIN              Except for short-term credits necessary for clearance of transactions

   SHORT SALES OF SECURITIES                    Except when such sales are "against-the-box"

   BORROWING MONEY                              Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy

   UNDERWRITING SECURITIES                      Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments

   MAKING LOANS                                 Except by way of purchasing of debt obligations, repurchase agreements and securities lending.  Fund may loan securities valued at up to 25%
                                                of its total assets

   PLEDGING, HYPOTHECATING OR                   Except that collateral arrangements with respect to swap agreements, the
   MORTGAGING FUND ASSETS                       writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.  The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.

   EMERGING MARKET ISSUERS

   SELLING UNCOVERED PUT AND CALL OPTIONS
     ON SECURITIES OR INDEXES

   INVESTING IN REAL ESTATE

   INVESTING IN NON-FINANCIAL COMMODITY
     CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE
     ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR
     ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF
     GAINING CONTROL OF A COMPANY'S
     MANAGEMENT


RESTRICTIONS AND LIMITATIONS


   OPTIONS ON SECURITIES                     -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes)
                                             -  Put and call options written by a Fund must be covered

   OTHER INVESTMENT COMPANIES                -  The Fund will not own more than 3% of the outstanding voting securities of any investment company
                                             -  No more than 5% of the Fund's net assets will be invested in any single investment company
                                             -  No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate
                                             -  The Fund will not own other Funds of GMO Trust

   ILLIQUID SECURITIES                       -  No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than
                                                7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

   INVESTMENT IN INSURANCE COMPANIES         -  The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).
   INVESTMENT IN SECURITIES ISSUED BY
   BROKERS, DEALERS, UNDERWRITERS AND        -  Equity: The Fund will not purchase more than 5% of any class of
   INVESTMENT ADVISERS                          stock of a broker, dealer, underwriter or investment adviser.

                                             -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.


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
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                                             -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.  The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

   PURCHASED WARRANTS OR RIGHTS              -  Aggregate value can not exceed 5% of the Fund's net assets; not more than 2% of the Fund's net assets may be invested in warrants not listed on NYSE or AMEX

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                           -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issuer.
                                             -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.
                                             -  The Fund will be invested in the securities of at least 125 issuers.

   CONCENTRATION                             -  No more than 25% of the Fund's assets will be invested in securities of issuers in any one industry.
                                             -  The Fund will invest in securities traded in the securities markets of at least 3 foreign countries.

DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN
  CURRENCY TRANSACTIONS)

   TYPES OF DERIVATIVES                      -  Futures contracts and related options on securities indexes
                                             -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.
                                             -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities
                                             -  Contracts for differences: equity swaps that contain both  long and short equity components.

   USES OF DERIVATIVES

   HEDGING                                   -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(24)
                                             -  Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk
                                                (risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.
                                                Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT                                -  The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash balances

----------

         (24) The Fund may use such hedging to remove or reduce general market exposure (e.g. an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g. a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.



                                      100
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
                                                held by the Fund.  Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using equity derivatives to give the effect of investing directly.  The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities.
                                                For example, if the Manager expects a positive return forecast for a select group of UK companies, but a negative return for the UK market as a whole, then this Fund may overweight the select group of equities and reduce exposure to the UK market by selling UK equity futures or enter a swap contract that is long a specific basket of securities and short the
                                                UK market generally.

   RISK MANAGEMENT -                         -  The Fund may use equity futures, related options and equity swap
   SYNTHETIC SALES AND PURCHASES                contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual countries and equities.
                                                Sometimes, such transactions are used as a precursor to actual sales and purchases.  For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically  "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Often, a foreign currency forward will be used in conjunction with the long derivative position to create the effect of investing directly.  Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES     -  There is no limit on the use of derivatives for hedging purposes.
                                             -  The face value of derivatives used for investment purposes will be limited to 25% of the Fund's assets.  When a currency forward is used in conjunction with an equity derivative for investment purposes, the currency forward will not be independently counted for this restriction.
                                             -  When long futures contracts and long equity swaps are used for investment, an amount of cash or high quality debt securities equal to the face value of all such long derivative positions will be segregated against such exposure.  However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to segregate against a new long derivative exposure.
                                             -  The net long equity exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed
                                                100% of the Fund's net assets.
                                             -  The aggregate absolute face value of all futures contracts and swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 100% of the Fund's assets.
                                             -  Except when such instruments are used for bona-fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.
                                             -  Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.  Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.
FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS    -  Buying and selling spot currencies
                                             -  Forward foreign currency contracts
                                             -  Currency futures contracts and related options
                                             -  Options on currencies
                                             -  Currency swap contracts



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USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING                                   -  Traditional Hedging: The Fund may effect foreign currency transactions - generally short forward or futures contracts -- to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar.  The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.
                                             -  Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S.
                                                dollar price of the security by buying the foreign currency or through currency forwards or futures.
                                             -  Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency which the Manager believes is highly correlated to the currency being hedged.

   INVESTMENT                                -  The Fund may enter into currency forwards or futures
                                                contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities

   RISK MANAGEMENT                           -  Subject to the limitations described below, the Fund will permit the Fund to have foreign currency exposure that is
                                                significantly different than the currency exposure represented by its portfolio investments.  This may include long exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

   LIMITATIONS OF FOREIGN CURRENCY           -  The Fund will typically hedge less than 30% of the foreign
   TRANSACTIONS                                 currency exposure represented by its investments in
                                                foreign-currency denominated securities.
                                             -  Written put and call options on currencies and currency futures will always be covered.
                                             -  The Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's securities are denominated.
                                             -  The Fund will not be net short in any foreign currency, except that, when the Fund is attempting to hedge all or nearly all of its exposure to a particular currency, changes in the market value of foreign equities may cause the Fund to be
                                                temporarily net short in the currency.  Such temporary net short positions will not exceed 1% of the Fund's assets.

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND

PERFORMANCE BENCHMARK: Currency Hedged EAFE-Lite(25)

GENERAL OBJECTIVE: Maximize total return through investment in common stocks of non-U.S. issuers and through management of the Fund's currency positions.

PERMITTED INVESTMENTS

EQUITY SECURITIES:                               -  The Fund will have greater than 70% of its total assets
   common stocks                                    invested in or exposed to(27) Equity Securities and Other Equity
   convertible bonds                                Securities.
   preferred stocks
   warrants or rights

OTHER EQUITY SECURITIES:(26)

----------

         (25) A modification of EAFE where GMO reduces the dollar market capitalization of Japan by 40% relative to the dollar capitalization of Japan in EAFE.

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
   Depository Receipts: ADRs, GDRs, EDRs
   Foreign issues traded in the U.S. and
     abroad
   Investment Companies (including
     closed-end funds)
   Illiquid Securities
   144A Securities
   Restricted Securities
   Equity Futures and Related Options
   Exchange-traded and OTC Options on
       Securities and Indexes (including
       writing   covered options)
   Equity Swap Contracts
   Contracts for Differences

   FIXED INCOME SECURITIES:                    -  Fund will have no more than 5% of its assets invested in or
   Long and Medium-term corporate                 exposed to Fixed Income Securities.
   and government bonds
   Non-convertible preferred stock

   FOREIGN CURRENCY TRANSACTIONS               -  Fund may invest in spot currency transactions, forward foreign currency contracts, currency swap contracts, options on currencies, currency futures and related options.

   CASH AND MONEY MARKET INSTRUMENTS           -  The Fund will not normally have greater than 5% of its net assets
   Any short-term assets will be invested in      exposed to cash and money market instruments.  This limitation does not
   cash or High Quality Money Market              include cash and money market instruments in margin or other segregated
   Instruments including securities issued        accounts held against exposure achieved through derivative instruments
   by the U.S. government and agencies            ("equitized cash")
   thereof, bankers' acceptances, commercial
   paper, bank certificates of deposit and
   repurchase agreements

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN              Except for short-term credits necessary for clearance of transactions

   SHORT SALES OF SECURITIES                    Except when such sales are "against-the-box"

   BORROWING MONEY                              Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy

   UNDERWRITING SECURITIES                      Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments

   MAKING LOANS                                 Except by way of purchasing of debt obligations, repurchase agreements and securities lending.  Fund may loan securities valued at up to 25%
                                                of its total assets

   PLEDGING, HYPOTHECATING OR                   Except that collateral arrangements with respect to swap agreements, the
   MORTGAGING FUND ASSETS                       writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.  The deposit of securities or cash or cash equivalents in escrow in connection with the writing of

----------

         (26) Investment in these instruments may be limited by restrictions described below.

         (27) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

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
                                                covered call or put options, respectively is also not deemed to be a pledge or encumbrance.


   SELLING UNCOVERED PUT AND CALL OPTIONS
     ON SECURITIES OR INDEXES

   INVESTING IN REAL ESTATE

   INVESTING IN NON-FINANCIAL COMMODITY
     CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE
     ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR
     ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF
     GAINING CONTROL OF A COMPANY'S
     MANAGEMENT


RESTRICTIONS AND LIMITATIONS


   OPTIONS ON SECURITIES                     -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes)

   OTHER INVESTMENT COMPANIES                -  The Fund will not own more than 3% of the outstanding voting securities of any investment company
                                             -  No more than 5% of the Fund's net assets will be invested in any single investment company
                                             -  No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate
                                             -  The Fund will not own other Funds of GMO Trust

   ILLIQUID SECURITIES                       -  No more than 15% of the Funds net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than
                                                7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

   INVESTMENT IN INSURANCE COMPANIES         -  The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY        -  Equity: The Fund will not purchase more than 5% of any class of
   BROKERS, DEALERS, UNDERWRITERS AND           stock of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                             -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                             -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.  The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                              This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

   PURCHASED WARRANTS OR RIGHTS              -  Aggregate value can not exceed 5% of the Fund's net assets; not more than 2% of the Fund's net assets may be invested in warrants not listed on NYSE or AMEX

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                           -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issue.
                                             -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.

   CONCENTRATION                             -  No more than 25% of the Fund's assets will be invested in securities of issuers in any one industry.

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DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

TYPES OF DERIVATIVES                         -  Futures contracts and related options on securities indexes
                                             -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.
                                             -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities
                                             -  Contracts for differences: equity swaps that contain both a long and short equity component.

USES OF DERIVATIVES

HEDGING                                      -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(28)
                                             -  Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk
                                                (risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.
                                                Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

INVESTMENT                                   -  The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash balances held by the Fund.  Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using equity derivatives to give the effect of investing directly.  The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities.
                                                For example, if the Manager expects a positive return forecast for a select group of UK companies, but a negative return for the UK market as a whole, then this Fund may overweight the select group of equities and reduce exposure to the UK market by selling UK equity futures or enter a swap contract that is long a specific basket of securities and short the
                                                UK market generally.

          RISK MANAGEMENT -                  -  The Fund may use equity futures, related options and equity swap
          SYNTHETIC SALES AND                   contracts to adjust the weight of the Fund to a level the manager
          PURCHASES                             believes is the optimal exposure to individual countries and equities.
                                                Sometimes, such transactions are used as a precursor to actual sales and purchases.  For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Often, a foreign currency forward will be used in conjunction with the long derivative position to create the effect of investing directly.  Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be

----------

         (28) The Fund may use such hedging to remove or reduce general market exposure (e.g. an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g. a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

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
                                                unwound as actual portfolio securities are sold and purchased.

          LIMITATIONS ON THE USE OF          -  There is no limit on the use of derivatives for hedging purposes.
          DERIVATIVES                        -  The face value of derivatives used for investment purposes will be limited to 25% of the Fund's assets.  When a currency forward is used in conjunction with an equity derivative for investment purposes, the currency forward will not be independently counted for this restriction.
                                             -  When long futures contracts and long equity swaps are used for investment, an amount of cash or high quality debt securities equal to the face value of all such long derivative positions will be segregated against such exposure.  However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to segregate against a new long derivative exposure.
                                             -  The net long equity exposure of the Fund, including direct investment in securities and long derivative positions,  will not exceed
                                                100% of the Fund's net assets.
                                             -  The aggregate absolute face value of all futures contracts and swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 100% of the Fund's assets.
                                             -  Except when such instruments are used for bona-fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.
                                             -  Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.  Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

   FOREIGN CURRENCY TRANSACTIONS

   FOREIGN CURRENCY STRATEGY                 -  The essential currency strategy of the Fund is to replicate the stock and currency selection of GMO International Core Fund and to layer upon that a hedge (i.e. short positions) with respect to each currency represented in the EAFE-lite index, at the level that such currencies are represented in the index.  This means that, if the Fund is under-weighted relative to EAFE-lite with respect to securities denominated in a particular currency, the index currency hedging will result in a net short position with respect to that currency. Generally, such net short positions will be largely offset by net long positions in other highly correlated  currencies or an over-weight in securities denominated in such correlated currencies.  As set forth under "Limitations on Foreign
                                                Currency Transactions" below, the aggregate amount of "true" net short currency positions (i.e. those not offset by positions in highly correlated currencies) will not exceed 10% of the Fund's assets.

                                             -  The Fund's currency hedging strategy will also mean that, despite the Fund's name, the Fund will not generally hedge all of the foreign currency exposure represented by the portfolio securities it owns.  In a case where the Fund is over-weighted relative to EAFE-lite with respect to securities denominated in a particular currency - or if GMO's international core currency strategy is utilizing an active exposure to a particular currency beyond that represented by securities denominated in that currency -, the Fund's index currency hedge will not completely eliminate exposure to the currency.  Because of its name, the Fund is required to hedge at least 65% of the currency exposure represented by portfolio securities it owns.


   TYPES OF FOREIGN CURRENCY TRANSACTIONS    -  Buying and selling spot currencies
                                             -  Forward foreign currency contracts
                                             -  Currency futures contracts and related options
                                             -  Options on currencies
                                             -  Currency swap contracts

   USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING                                   -  Traditional Hedging: The Fund may effect foreign currency transactions -



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
                                                generally short forward or futures contracts -  to hedge
                                                the risk of foreign currencies represented by its securities investments back into the U.S. dollar.  The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.
                                             -  Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.
                                             -  Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency which the Manager believes is highly correlated to the currency being hedged.

   INVESTMENT                                -  The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities

   RISK MANAGEMENT                           -  Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the
                                                Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments.
                                                This may include long exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

   LIMITATIONS OF FOREIGN CURRENCY           -  The Fund will maintain short currency positions with respect to at
   TRANSACTIONS                                 least 65% of the foreign currency exposure represented by the common stocks owned by the Fund.
                                             -  Written put and call options on currencies and currency futures will always be covered.
                                             -  The Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's securities are denominated.
                                             -  The Fund will generally hedge currency based on benchmark weightings (rather than Fund investments), and thus will sometimes have a net short position with respect to certain foreign currencies.  Such net short positions in the aggregate will not exceed 10% of the Fund's assets.


GMO FOREIGN FUND

PERFORMANCE BENCHMARK:  EAFE

GENERAL OBJECTIVE: Maximize total return through investment in a portfolio of equity securities of non-U.S. issuers.


PERMITTED INVESTMENTS

EQUITY SECURITIES:                               -  At least 65% of total assets will be invested in common stocks and
   Common stocks (including dividend paying)        securities convertible into common stocks, warrants and rights of
   Convertible bonds                                non-U.S. issuers.
   Convertible preferred stocks
   Warrants or rights

OTHER EQUITY SECURITIES:
   Depository Receipts: ADRs, GDRs, EDRs
   Foreign issues traded in the U.S. and abroad
   Investment Companies (including closed-end
     funds)
   Illiquid Securities
   144A Securities
   Private Placements and other Restricted
       Securities
   Equity Futures and Related Options

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
   Exchange-traded and OTC Options on
       Securities and Indexes (including
       writing   covered options)
   Emerging Market Issuers

   FIXED INCOME SECURITIES:                    -  Fund will have no more than 10% of its assets invested in Fixed Income
   Long and Medium-term corporate                 Securities.
   and government bonds
   Preferred stock
   Lower-rated bonds

                                               -  For hedging purposes, the Fund may invest in spot currency
   FOREIGN CURRENCY TRANSACTIONS                  transactions, forward foreign currency contracts, options on currencies, currency futures and related options.

   CASH AND MONEY MARKET INSTRUMENTS           -  Any short-term assets will be invested in cash or High Quality Money
                                                  Market Instruments including securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, bank certificates of deposit and repurchase agreements.

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN               -  Except for short-term credits necessary for clearance of transactions

   SHORT SALES OF SECURITIES                     -  Except when such sales are "against-the-box"

   BORROWING MONEY                               -  Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy

   UNDERWRITING SECURITIES                       -  Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of
                                                    portfolio investments

   MAKING LOANS                                  -  Except by way of purchasing of debt obligations, repurchase agreements and securities lending.  Fund may loan securities valued at up to 33% of its total assets

   SELLING UNCOVERED PUT AND CALL
       OPTIONS ON SECURITIES OR INDEXES

   INVESTING DIRECTLY IN REAL ESTATE

   INVESTING IN NON-FINANCIAL COMMODITY
       CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE
       ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR
       ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF
       GAINING CONTROL OF A COMPANY'S
       MANAGEMENT


RESTRICTIONS AND LIMITATIONS


   OTHER INVESTMENT COMPANIES                -  The Fund will not own more than 3% of the outstanding voting securities of any investment company
                                             -  No more than 5% of the Fund's net assets will be invested in any single investment company
                                             -  No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate
                                             -  The Fund will not own other Funds of GMO Trust

   ILLIQUID SECURITIES                       -  No more than 10% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be

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
                                                considered liquid by GMO if there is sufficient market
                                                depth), repurchase agreements maturing in greater than 7 days, and other securities determined by GMO not to be readily marketable at their carried value.

   EMERGING MARKET ISSUERS                   -  The Fund will not invest more than 20% of its assets in securities of issuers in newly industrialized countries of the type invested in by the
                                                Emerging Markets Fund.

   LOWER-RATED SECURITIES                    -  The Fund will not invest more than 5% of its assets in lower-rated securities (junk bonds).

   INVESTMENT IN INSURANCE COMPANIES         -  The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).



   INVESTMENT IN SECURITIES ISSUED BY        -  Equity: The Fund will not purchase more than 5% of any class of stock of
   BROKERS, DEALERS, UNDERWRITERS AND           a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                             -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                             -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.

                                             This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                           -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issue.
                                             -  The Fund will not invest more than 2% of its assets in positions that constitute more than 10% of the outstanding securities of any issuer.
                                             -  At least 65% of the Fund's total assets will be invested in securities principally traded in the securities markets of at least three countries other than the United States.
                                             -  The Fund will be invested in the securities of at least 125 issuers.

   CONCENTRATION                             -  No more than 25% of the Fund's assets will be invested in securities of issuers in any one industry.


GMO INTERNATIONAL SMALL COMPANIES FUND

PERFORMANCE BENCHMARK: EAFE

GENERAL OBJECTIVE: Maximize total return through investment primarily in equity securities of "small capitalization foreign companies." These are equity securities of foreign issuers whose equity securities are traded on a major stock exchange of a foreign country ("foreign stock exchange companies") and whose equity capitalization at the time of investment (when aggregated with the equity capitalization's of all foreign stock exchange companies in that country whose equity capitalization's are smaller than that of such company) is less than 50% of the aggregate equity capitalization of all foreign stock exchange companies in such country.

PERMITTED INVESTMENTS

EQUITY SECURITIES:                               -  At least 65% of the Fund's assets will be invested in
   common stocks                                    or exposed to(29) common stocks of small capitalization foreign companies.

----------

         (29) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

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
   convertible securities
   preferred stocks
   warrants or rights

OTHER EQUITY SECURITIES:
   Depository Receipts: ADRs, GDRs, EDRs
   Foreign issues traded in the U.S. and
       abroad
   Investment Companies (open & closed-end)
   Illiquid Securities
   144A Securities
   Restricted Securities
   Equity Futures and Related Options
   Exchange-traded and OTC Options on
       Securities and Indexes (including
       writing   covered options)
   Equity Swap Contracts
   Contracts for Differences
   Repurchase Agreements

   FIXED INCOME SECURITIES:                    -  Fund will have no more than 5% of its total assets invested in or
   Long and Medium-term corporate                 exposed to Fixed Income Securities.
   and government bonds
   Non-convertible preferred stock

   FOREIGN CURRENCY TRANSACTIONS               -  Fund may invest in spot currency transactions, forward foreign currency contracts, currency swap contracts, options on currencies, currency futures and related options.

                                                 -  The Fund will not normally have greater than 5% of its net
   CASH AND MONEY MARKET INSTRUMENTS                assets exposed to cash and money market instruments.  This
   Any short-term assets will be invested in        limitation does not include cash and money market instruments in
   cash or High Quality Money Market                margin or other segregated accounts held against exposure achieved
   Instruments including securities issued by       through derivative instruments ("equitized cash")
   the U.S. government and agencies thereof,
   bankers' acceptances, commercial paper,
   bank certificates of deposit, time
   deposits and repurchase agreements

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN               -  Except for short-term credits necessary for clearance of transactions

   SHORT SALES OF SECURITIES                     -  Except when such sales are "against-the-box"

   BORROWING MONEY                               -  Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy

   UNDERWRITING SECURITIES                       -  Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of
                                                    portfolio investments


   MAKING LOANS                                  -  Except by way of purchasing of debt obligations, repurchase agreements and securities lending.  Fund may loan securities valued at up to 25% of its total assets

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
   PLEDGING, HYPOTHECATING OR                    -  Except that collateral arrangements with respect to swap agreements,
   MORTGAGING FUND ASSETS                           the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.  The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance

   EMERGING MARKET ISSUERS

   SELLING UNCOVERED PUT AND CALL OPTIONS ON
     SECURITIES OR INDEXES

   INVESTING IN REAL ESTATE

   INVESTING IN NON-FINANCIAL COMMODITY
     CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE
     ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF
      GAINING CONTROL OF A COMPANY'S MANAGEMENT


RESTRICTIONS AND LIMITATIONS


   OPTIONS ON SECURITIES                         -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes)
                                                 -  Put and call options written by a Fund must be covered

   OTHER INVESTMENT COMPANIES                    -  The Fund will not own more than 3% of the outstanding voting securities of any investment company
                                                 -  No more than 5% of the Fund's net assets will be invested in any single investment company
                                                 -  No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate
                                                 -  The Fund will not own other Funds of GMO Trust
                                                 -  No more than 15% of the Fund's net assets will be invested in
   ILLIQUID SECURITIES                              illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

   INVESTMENT IN INSURANCE COMPANIES             -  The Fund will not purchase more than 10% of the total
                                                    outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY            -  Equity: The Fund will not purchase more than 5% of any class of
   BROKERS, DEALERS, UNDERWRITERS AND               stock of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                                 -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                                 -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.  The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                    This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

   PURCHASED WARRANTS OR RIGHTS                  -  Aggregate value can not exceed 5% of the Fund's net assets; not more than 2% of the Fund's net assets may be invested in warrants not listed on NYSE or AMEX

DIVERSIFICATION/CONCENTRATION

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
   DIVERSIFICATION                                -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issue.
                                                  -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.

   CONCENTRATION                                  -  No more than 25% of the Fund's assets will be invested in securities of issuers in any one industry.
                                                  -  The Fund will invest in securities traded in the securities markets of at least 3 foreign countries.

DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN
CURRENCY TRANSACTIONS)

   TYPES OF DERIVATIVES                           -  Futures contracts and related options on securities indexes
                                                  -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.
                                                  -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities
                                                  -  Contracts for differences: equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES

   HEDGING                                        -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(30)
                                                  -  Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.  Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the
                                                     Fund to dispose of securities in a more orderly fashion without the
                                                     Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT                                     -  The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts)
                                                     in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash balances held by the
                                                     Fund.  Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using equity derivatives to give the effect of investing directly.
                                                     The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities.  For example, if the Manager expects a positive return forecast for a select group of UK companies, but a negative return for the UK market as a whole, then this Fund may overweight the select group of equities and reduce exposure to the UK market by selling UK equity futures or enter a swap contract that is long a specific basket of securities and short the UK market generally.

   RISK MANAGEMENT -                              -  The Fund may use equity futures, related options and equity
   SYNTHETIC SALES AND PURCHASES                     swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal

----------

         (30) The Fund may use such hedging to remove or reduce general market exposure (e.g. an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g. a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

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
                                                     exposure to individual countries and equities. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically  "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Often, a foreign currency forward will be used in conjunction with the long derivative position to create the effect of investing directly.  Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES          -  There is no limit on the use of derivatives for hedging purposes.
                                                  -  The face value of derivatives used for investment purposes will be limited to 25% of the Fund's assets.  When a currency forward is used in conjunction with an equity derivative for investment purposes, the currency forward will not be independently counted for this restriction.
                                                  -  When long futures contracts and long equity swaps are used for investment, an amount of cash or high quality debt securities equal to the face value of all such long derivative positions will be segregated against such exposure.  However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to segregate against a new long derivative exposure.
                                                  -  The net long equity exposure of the Fund, including direct investment in securities and long derivative positions,  will not exceed 100% of the Fund's net assets.
                                                  -  The aggregate absolute face value of all futures contracts and swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 100% of the Fund's assets.
                                                  -  Except when such instruments are used for bona-fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.
                                                  -  Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.
                                                     Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS          -  Buying and selling spot currencies
                                                   -  Forward foreign currency contracts
                                                   -  Currency futures contracts and related options
                                                   -  Options on currencies
                                                   -  Currency swap contracts

   USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING                                   -  Traditional Hedging: The Fund may effect foreign currency transactions - generally short forward or futures contracts -  to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar.  The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.
                                             -  Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.
                                             -  Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency which the Manager believes is

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
                                                highly correlated to the currency being hedged.

   INVESTMENT                                -  The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities

   RISK MANAGEMENT                           -  Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the
                                                Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments.
                                                This may include long exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

   LIMITATIONS OF FOREIGN CURRENCY           -  Written put and call options on currencies and currency futures
   TRANSACTIONS                                 will always be covered
                                             -  The Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's securities are denominated
                                             -  The aggregate absolute face value of all currency forward, currency futures and currency swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 50% of the Fund's assets
                                             -  The Fund will not be net short in any foreign currency, except that, when the Fund is attempting to hedge all or nearly all of its exposure to a particular currency, changes in the market value of foreign equities may cause the Fund to be temporarily net short in the currency.
                                                Such temporary net short positions will not exceed 1% of the Fund's assets.


GMO JAPAN FUND

PERFORMANCE BENCHMARK:  MSCI Japan Index

GENERAL OBJECTIVE: Maximize total return through investment primarily in common stocks of Japanese companies.


PERMITTED INVESTMENTS

EQUITY SECURITIES:                               -  At least 90% of the net assets of the Fund will be invested
   Common stocks                                    in or exposed to(32) Japanese Securities.(33)
   convertible securities
   preferred stock
   warrants or rights

OTHER EQUITY SECURITIES:(31)
   Depository Receipts: ADRs, GDRs, EDRs
   Foreign issues traded in the U.S. and
       abroad
   Investment Companies (open & closed-end)
   Illiquid Securities
   144A Securities
   Restricted Securities

----------

         (31) Investment in these instruments may be limited by restrictions described below.

         (32) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

         (33) Japanese Securities are securities issued by entities that are organized under the laws of Japan and that either have 50% or more of their assets in Japan or derive 50% or more of their revenues from Japan ("Japanese Companies").

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
   Equity Futures and Related Options
   Exchange-traded and OTC Options on
       Securities and Indexes (including
       writing   covered options)
   Equity Swap Contracts
   Contracts for Differences
   Repurchase Agreements

   FIXED INCOME SECURITIES:                      -  The Fund will have no more than 5% of its total assets
   Long and Medium-term corporate and               invested in or
      Government bonds                              Exposed to Fixed Income Securities.
   Non-convertible preferred stock
   Short-term Japanese government debt
     securities (or other short term prime
     obligations)


FOREIGN CURRENCY TRANSACTIONS                    -  Fund may invest in spot currency transactions, forward
                                                    foreign currency contracts, currency swap contracts, options on currencies, currency futures and related options.

   CASH AND MONEY MARKET INSTRUMENTS             -  The Fund will not normally have greater than 5% of its net
   Any short-term assets will be invested in        assets exposed to cash and money market instruments.  This
   cash or High Quality Money Market                limitation does not include cash and money market instruments
   Instruments including securities issued by       in margin or other segregated accounts held against exposure
   the U.S. government and agencies thereof,        achieved through derivative instruments ("equitized cash")
   bankers' acceptances, commercial paper,
   Bank certificates of deposit and repurchase
   agreements

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN           -  Except for short-term credits necessary for clearance of transactions

   SHORT SALES OF SECURITIES                 -  Except when such sales are "against-the-box"

   BORROWING MONEY                           -  Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy

   UNDERWRITING SECURITIES                   -  Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments

   MAKING LOANS                              -  Except by way of purchasing of debt obligations, repurchase agreements and securities lending.  Fund may loan securities valued at up to 25% of its total assets

   PLEDGING, HYPOTHECATING OR                -  Except that collateral arrangements with respect to swap agreements,
   MORTGAGING FUND ASSETS                       the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.  The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.

   EMERGING MARKET ISSUERS

   SELLING UNCOVERED PUT AND CALL OPTIONS
     ON SECURITIES OR INDEXES

   INVESTING IN REAL ESTATE

   INVESTING IN NON-FINANCIAL COMMODITY
     CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE
     ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR
     ARRANGEMENTS


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
   MAKING INVESTMENTS FOR THE PURPOSE OF
     GAINING CONTROL OF A COMPANY'S
     MANAGEMENT


RESTRICTIONS AND LIMITATIONS


   OPTIONS ON SECURITIES                     -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes)
                                             -  Put and call options written by a Fund must be covered

   OTHER INVESTMENT COMPANIES                -  The Fund will not own more than 3% of the outstanding voting securities of any investment company
                                             -  No more than 5% of the Fund's net assets will be invested in any single investment company
                                             -  No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate
                                             -  The Fund will not own other Funds of GMO Trust

                                             -  No more than 15% of the Fund's net assets will be invested in
   ILLIQUID SECURITIES                          illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than
                                                7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

   INVESTMENT IN INSURANCE COMPANIES         -  The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).
   INVESTMENT IN SECURITIES ISSUED BY
   BROKERS, DEALERS, UNDERWRITERS AND        -  Equity: The Fund will not purchase more than 5% of any class of
   INVESTMENT ADVISERS                          stock of a broker, dealer, underwriter or investment adviser.

                                             -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                             -  Investment Limits: No more than 5% of the Fund's net assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.  The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

   PURCHASED WARRANTS OR RIGHTS              -  Aggregate value can not exceed 5% of the Fund's net assets; not more than 2% of the Fund's net assets may be invested in warrants not listed on NYSE or AMEX

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                           -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issuer.
                                             -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.

                                             -  No more than 25% of the Fund's assets will be invested in
   CONCENTRATION                                securities of issuers in any one industry.

DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN
CURRENCY TRANSACTIONS)

   TYPES OF DERIVATIVES                      -  Futures contracts and related options on securities indexes
                                             -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.
                                             -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of


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
                                                securities
                                             -  Contracts for differences: equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES
                                             -  Traditional Hedging: Short equity futures, related options and
   HEDGING                                      short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(34)
                                             -  Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk
                                                (risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.
                                                Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT                                -  The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash balances held by the Fund.  Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using equity derivatives to give the effect of investing directly.

   RISK MANAGEMENT -                         -  The Fund may use equity futures, related options and equity swap
   SYNTHETIC SALES AND PURCHASES                contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual equities or groups of equities.  Sometimes, such transactions are used as a precursor to actual sales and purchases.  For example, if the Fund held a large proportion of stocks of a particular type and the Manager believed that stocks of another type would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically  "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Often, a foreign currency forward will be used in conjunction with the long derivative position to create the effect of investing directly.  Equity derivatives
                                                (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES
                                             -  There is no limit on the use of derivatives for hedging purposes.
                                             -  The face value of derivatives used for investment purposes will be limited to 25% of the Fund's assets.  When a currency forward is used in conjunction with an equity derivative for investment purposes, the currency forward will not be independently counted for this restriction.
                                             -  When long futures contracts and long equity swaps are used for investment, an amount of cash or high quality debt securities equal to the face value of all such long derivative positions will be segregated against such exposure.  However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to segregate against a new long derivative exposure.
                                             -  The net long equity exposure of the Fund, including direct investment in securities

----------

         (34) The Fund may use such hedging to remove or reduce general market exposure (e.g. an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g. a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.


                                      117
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
                                                and long derivative positions, will not exceed 100% of the Fund's net assets.
                                             -  The aggregate absolute face value of all futures contracts and swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 100% of the Fund's assets.
                                             -  Except when such instruments are used for bona-fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.
                                             -  Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.  Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS    -  Buying and selling spot currencies
                                             -  Forward foreign currency contracts
                                             -  Currency futures contracts and related options
                                             -  Options on currencies
                                             -  Currency swap contracts

   USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING                                   -  Traditional Hedging: The Fund may effect foreign currency transactions - generally short forward or futures contracts -  to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar.  The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.
                                             -  Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S.
                                                dollar price of the security by buying the foreign currency or through currency forwards or futures.
                                             -  Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency which the Manager believes is highly correlated to the currency being hedged.

   INVESTMENT                                -  The Fund may enter into currency forwards or futures
                                                contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities

   RISK MANAGEMENT                           -  Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is
                                                significantly different than the currency exposure represented by its portfolio investments.  This may include long exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

   LIMITATIONS OF FOREIGN CURRENCY           -  Written put and call options on currencies and currency
   TRANSACTIONS                                 futures will always be covered
                                             -  The Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's securities are denominated
                                             -  The aggregate absolute face value of all currency forward, currency futures and currency swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 50% of the Fund's assets
                                             -  The Fund will not be net short in any foreign currency, except that, when the Fund is attempting to hedge all or nearly all of its exposure to a particular currency, changes in the market value of foreign equities may cause the Fund to be
                                                temporarily net short in the currency.  Such temporary net short positions will not exceed 1% of the Fund's assets.


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GMO EMERGING MARKETS FUND

PERFORMANCE BENCHMARK: International Finance Corporation Investable Composite Index

GENERAL OBJECTIVE: Long-term capital appreciation through investment in and exposure to equity and equity-related securities traded in the securities markets of newly industrializing countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa.(35)


   PERMITTED INVESTMENTS


EQUITY SECURITIES:
   Securities listed on Emerging Market stock    -  The Fund will have greater than 65% of its total assets
        Exchanges and related depository            invested in or exposed to(36) equity securities that are predominantly
        receipts                                    traded on Emerging Market exchanges.
   Preferred Stock
   Warrants or rights                            -  The Fund may invest in non-emerging markets countries that, based on information obtained by GMO, derive at least half of their
OTHER EQUITY SECURITIES:                            revenues from trade with or production in developing countries.
   Convertible securities
   Depository Receipts: ADRs, GDRs, EDRs         -  The Fund may also invest through investment Funds, pooled
   Foreign issues traded in the U.S. and abroad     accounts or other investment vehicles designed to permit investments
   Investment Companies (open & closed-end)         in a portfolio of stocks listed in a particular developing country or
       funds)                                       region subject to obtaining any necessary local regulatory approvals,
   Unlisted securities                              particularly in the case of countries in which such an investment
   Illiquid Securities                              vehicle is the exclusive or main vehicle for foreign portfolio
   144A Securities                                  investment.
   Restricted Securities
   Securities traded in unregulated securities
       Markets
   Indexed Securities
   Equity Futures and Related Options
   Exchange-traded and OTC Options on
       Securities and Indexes (including
       writing   covered options)
   Equity Swap Contracts
   Contracts for Differences
   Private investment funds, vehicles or
         structures
   Debt-equity conversion funds
   Country Funds

FIXED INCOME SECURITIES
Bonds and Money Market Instruments in Canada,    -  The Fund will have no more than 10% of its assets invested in
the U.S, and other industrialized nations and       or exposed to Fixed Income Securities other than cash equivalents or
emerging securities markets.                        securities held on a temporary basis.

                                                 -  The Fund may also invest, on a temporary basis, in debt securities issued by companies or governments in developing countries or money market securities of high-grade issuers in industrialized countries denominated in various currencies.

   CASH AND MONEY MARKET INSTRUMENTS             -  The Fund will not normally have greater than 5% of its net
   Any short-term assets will be invested in        assets exposed to cash and money market instruments.  This limitation does not include cash and

----------

         (35) GMO has appointed Dancing Elephant, Ltd. to serve as Consultant to the Fund. Dancing Elephant is owned and controlled solely by Arjun Divecha who is the Fund's portfolio manager. By contract, GMO has exclusive rights to the services of Dancing Elephant and Arjun Divecha.

         (36) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.



                                      119
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
   cash or High Quality Money Market                money market instruments in margin or other
   Instruments including securities issued by       segregated accounts held against exposure achieved through derivative
   the U.S. government and agencies thereof,        instruments ("equitized cash")
   bankers' acceptances, commercial paper,
   Bank certificates of deposit and repurchase
   agreements.

   FOREIGN CURRENCY TRANSACTIONS                 -  Fund may invest in spot currency transactions, forward foreign currency contracts, currency swap contracts, options on currencies, currency futures and related options.

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN               -  Except for short-term credits necessary for clearance of transactions

   SHORT SALES OF SECURITIES                     -  Except when such sales are "against-the-box"

   BORROWING MONEY                               -  Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy

   UNDERWRITING SECURITIES                       -  Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of
                                                    portfolio investments

   MAKING LOANS                                  -  Except by way of purchasing of debt obligations, repurchase agreements and securities lending.  Fund may loan securities valued at up to 33% of its total assets

   PLEDGING, HYPOTHECATING OR MORTGAGING         -  Except that collateral arrangements with respect to swap agreements,
   FUND ASSETS                                      the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.  The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.

   SELLING UNCOVERED PUT AND CALL OPTIONS
     ON SECURITIES OR INDEXES

   INVESTING IN REAL ESTATE

   INVESTING IN NON-FINANCIAL COMMODITY
     CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE
     ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR
     ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF
     GAINING CONTROL OF A COMPANY'S
     MANAGEMENT

RESTRICTIONS AND LIMITATIONS


   OPTIONS ON SECURITIES                     -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes)
                                             -  Put and call options written by a Fund must be covered

   OTHER INVESTMENT COMPANIES                -  The Fund will not own more than 3% of the outstanding voting securities of any investment company
                                             -  No more than 5% of the Fund's net assets will be invested in any single investment company
                                             -  No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate
                                             -  The Fund will not own other Funds of GMO Trust

   ILLIQUID SECURITIES                       -  No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be


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
                                                considered liquid by GMO if there is
                                                sufficient market depth), repurchase agreements maturing in greater than
                                                7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

   INVESTMENT IN INSURANCE COMPANIES         -  The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY        -  Equity: The Fund will not purchase more than 5% of any class of
   BROKERS, DEALERS, UNDERWRITERS AND           stock of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                             -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                             -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.  The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                             -  This policy does not apply to companies that derived less than 15%
                                                of revenues from "securities-related businesses" during the most recent fiscal year.

   UNLISTED SECURITIES/UNREGULATED           -  No more than 25% of the Fund's total assets will be invested in
   SECURITIES MARKETS                           shares of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets.

   DEBT-EQUITY CONVERSION FUNDS              -  No more than 10% of the Fund's assets will be invested through debt-equity conversion funds.(37)

          DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                           -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issuer.
                                             -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.  However, the Fund may own up to 100% of the outstanding securities of investment funds, partnerships or special purpose entities used as a means of obtaining exposure to an underlying security, securities or market, so long as investment in the underlying securities represents less than 10% of the outstanding securities of any particular issuer.

   CONCENTRATION                             -  No more than 25% of the Fund's assets will be invested in securities of issuers in any one industry.

DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN
CURRENCY TRANSACTIONS)

   TYPES OF DERIVATIVES                      -  Futures contracts and related options on securities indexes
                                             -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.
                                             -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities
                                             -  Contracts for differences: equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES

   HEDGING                                   -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the

----------

         (37) Debt-Equity conversion funds may be established to exchange foreign bank debt of countries whose principal repayments are in arrears, into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions.



                                      121
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
                                                Fund.(38)
                                             -  Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk
                                                (risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.
                                                Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT                                -  The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash balances held by the Fund.  Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using equity derivatives to give the effect of investing directly.  The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities.
                                                For example, if the Manager expects a positive return forecast for a select group of companies in a particular market, but a negative return for that market as a whole, then this Fund may overweight the select group of equities and reduce exposure to the market generally by selling equity futures or enter a swap contract that is long a specific basket of securities and short the market generally.

   RISK MANAGEMENT -                         -  The Fund may use equity futures, related options and equity swap
   SYNTHETIC SALES AND PURCHASES                contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual countries and equities.
                                                Sometimes, such transactions are used as a precursor to actual sales and purchases.  For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically  "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Often, a foreign currency forward will be used in conjunction with the long derivative position to create the effect of investing directly.  Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES     -  There is no limit on the use of derivatives for hedging purposes.
                                             -  The face value of derivatives used for investment purposes will be limited to 25% of the Fund's assets.  When a currency forward is used in conjunction with an equity derivative for investment purposes, the currency forward will not be independently counted for this restriction.
                                             -  When long futures contracts and long equity swaps are used for investment, an amount of cash or high quality debt securities equal to the face value of all such long derivative positions will be segregated against such exposure.  However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to segregate against a new long derivative exposure.
                                             -  The net long equity exposure of the Fund, including direct investment in securities and long derivative positions,  will not exceed
                                                100% of the Fund's net assets.

----------

         (38) The Fund may use such hedging to remove or reduce general market exposure (e.g. an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g. a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.



                                      122
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
                                             -  The aggregate absolute face value of all futures contracts and swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 100% of the Fund's assets.
                                             -  Except when such instruments are used for bona-fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.
                                             -  Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.  Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS    -  Buying and selling spot currencies
                                             -  Forward foreign currency contracts
                                             -  Currency futures contracts and related options
                                             -  Options on currencies
                                             -  Currency swap contracts

   USES OF FOREIGN CURRENCY TRANSACTIONS


   HEDGING                                   -  Traditional Hedging: The Fund may effect foreign currency transactions - generally short forward or futures contracts -  to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar.  The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.
                                             -  Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.
                                             -  Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency which the Manager believes is highly correlated to the currency being hedged.

   INVESTMENT                                -  The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities

   RISK MANAGEMENT                           -  Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the
                                                Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments.
                                                This may include long exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

   LIMITATIONS OF FOREIGN CURRENCY           -  Written put and call options on currencies and currency futures
   TRANSACTIONS                                 will always be covered
                                             -  The Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's securities are denominated
                                             -  The aggregate absolute face value of all currency forward, currency futures and currency swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 50% of the Fund's assets
                                             -  The Fund will not be net short in any foreign currency, except that, when the Fund is attempting to hedge all or nearly all of its exposure to a particular currency, changes in the market value of foreign equities may cause the Fund to be temporarily net short in the currency.
                                                Such temporary net short positions will not exceed 1% of the Fund's assets.


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GMO EVOLVING COUNTRIES FUND

PERFORMANCE BENCHMARK: International Finance Corporation Investable Composite Index

GENERAL OBJECTIVE: Long-term capital appreciation through investment in and exposure to equity and equity-related securities traded in the securities markets of certain newly industrializing countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa ("Evolving Country Securities").(39) While the objectives and policies of this Fund are largely identical to those of the GMO Emerging Markets Fund, the Evolving Countries Fund attempts to achieve its objective by focusing its investments in Evolving Country Securities that exhibit greater liquidity characteristics than emerging market securities generally and will invest in fewer companies than the GMO Emerging Markets Fund.

   PERMITTED INVESTMENTS


EQUITY SECURITIES:
   Securities listed on Evolving Country stock     -  The Fund will have greater than 65% of its
        exchanges and related depository              total assets invested in or exposed to(40) equity
receipts                                              securities that are predominantly traded on Evolving
   Preferred stocks                                   Country exchanges.
   Warrants or rights
                                                   -  The Fund may invest in non-evolving markets
OTHER EQUITY SECURITIES:                              countries that, based on information obtained by
   Convertible securities                             GMO, derive at least half of their revenues from
   Depository Receipts: ADRs, GDRs, EDRs              trade with or production in developing countries.
   Foreign issues traded in the U.S. and abroad
   Investment Companies (open & closed-end)
       funds)
   Unlisted securities
   Illiquid Securities
   144A Securities
   Restricted Securities
   Securities traded in unregulated securities
       Markets
   Indexed Securities
   Equity Futures and Related Options
   Exchange-traded and OTC Options on Securities   -  The Fund may also invest through investments
       and Indexes (including writing covered         funds, pooled accounts or other investment vehicles
       options)                                       designed to permit investments in a portfolio of
   Equity Swap Contracts                              stocks listed in a particular developing country or
   Contracts for Differences                          region subject to obtaining any necessary local
   Private investment funds, vehicles or              regulatory approvals, particularly in the case of
       structures                                     countries in which such an investment vehicle is the
   Debt-equity conversion funds                       exclusive or main vehicle for foreign portfolio
   Country Funds                                      investment.

     FIXED INCOME SECURITIES
     Bonds and Money Market Instruments in        -  The Fund will have no more than 10% of its assets invested in or exposed
     Canada, the U.S, and other industrialized       to Fixed Income Securities other than cash equivalents or securities held on a
     nations and emerging securities markets.        temporary basis.

                                                  -  The Fund may also invest, on a temporary basis, in debt securities issued by companies or governments in developing countries or money market securities of high-grade issuers

----------

         (39) GMO has appointed Dancing Elephant, Ltd. to serve as Consultant to the Fund. Dancing Elephant is owned and controlled solely by Arjun Divecha who is the Fund's portfolio manager. By contract, GMO has exclusive rights to the services of Dancing Elephant and Arjun Divecha.

         (40) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

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
                                                     in industrialized countries denominated in various currencies.

   CASH AND MONEY MARKET INSTRUMENTS             -  The Fund will not normally have greater than 5% of its net
   Any short-term assets will be invested in        assets exposed to cash and money market instruments.  This limitation
   cash or High Quality Money Market                does not include cash and money market instruments in margin or other
   Instruments including securities issued by       segregated accounts held against exposure achieved through derivative
   the U.S. government and agencies thereof,        instruments ("equitized cash")
   bankers' acceptances, commercial paper,
   bank certificates of deposit and repurchase
   agreements.

   FOREIGN CURRENCY TRANSACTIONS                 -  Fund may invest in spot currency transactions, forward foreign currency contracts, currency swap contracts, options on currencies, currency futures and related options.

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN              Except for short-term credits necessary for clearance of transactions

   SHORT SALES OF SECURITIES                    Except when such sales are "against-the-box"

   BORROWING MONEY                              Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy

   UNDERWRITING SECURITIES                      Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments

   MAKING LOANS                                 Except by way of purchasing of debt obligations, repurchase agreements and securities lending.  Fund may loan securities valued at up to
                                                33-1/3% of its total assets

   PLEDGING, HYPOTHECATING OR                   Except that collateral arrangements with respect to swap agreements, the
   MORTGAGING FUND ASSETS                       writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.  The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.

   SELLING UNCOVERED PUT AND CALL OPTIONS
     ON SECURITIES OR INDEXES

   INVESTING IN REAL ESTATE

   INVESTING IN NON-FINANCIAL COMMODITY
     CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE
     ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR
     ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF
     GAINING CONTROL OF A COMPANY'S
     MANAGEMENT

RESTRICTIONS AND LIMITATIONS


   OPTIONS ON SECURITIES                     -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes)
                                             -  Put and call options written by a Fund must be covered

   OTHER INVESTMENT COMPANIES                -  The Fund will not own more than 3% of the outstanding voting securities of any investment company
                                             -  No more than 5% of the Fund's net assets will be invested in any single investment company
                                             -  No more than 10% of the Fund's net assets will be invested in securities of

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
                                                investment companies in the aggregate

                                             -  The Fund will not own other Funds of GMO Trust

   ILLIQUID SECURITIES                       -  No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than
                                                7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

   INVESTMENT IN INSURANCE COMPANIES         -  The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY        -  Equity: The Fund will not purchase more than 5% of any class of
   BROKERS, DEALERS, UNDERWRITERS AND           stock of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                             -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                             -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.  The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

   UNLISTED SECURITIES/UNREGULATED           -  No more than 25% of the Fund's total assets will be invested in
   SECURITIES MARKETS                           shares of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets.

   DEBT-EQUITY CONVERSION FUNDS              -  No more than 10% of the Fund's assets will be invested through debt-equity conversion funds.(41)

   DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                           -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issue.
                                             -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.  However, the Fund may own up to 100% of the outstanding securities of investment funds, partnerships or special purpose entities used as a means of obtaining exposure to an underlying security, securities or market, so long as investment in the underlying securities represents less than 10% of the outstanding securities of any particular issuer.

   CONCENTRATION                             -  No more than 25% of the Fund's assets will be invested in securities of issuers in any one industry.

DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN
CURRENCY TRANSACTIONS)

   TYPES OF DERIVATIVES                      -  Futures contracts and related options on securities indexes
                                             -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.
                                             -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities
                                             -  Contracts for differences: equity swaps that contain both a long and short equity component.

----------

         (41) Debt-Equity conversion funds may be established to exchange foreign bank debt of countries whose principal repayments are in arrears, into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions.

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
   USES OF DERIVATIVES

   HEDGING                                   -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(42)
                                             -  Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk
                                                (risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.
                                                Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT                                -  The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash balances held by the Fund.  Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using equity derivatives to give the effect of investing directly.  The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities.
                                                For example, if the Manager expects a positive return forecast for a select group of companies in a particular market, but a negative return for that market as a whole, then this Fund may overweight the select group of equities and reduce exposure to the market generally by selling equity futures or enter a swap contract that is long a specific basket of securities and short the market generally.

   RISK MANAGEMENT -                         -  The Fund may use equity futures, related options and equity swap
   SYNTHETIC SALES AND PURCHASES                contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual countries and equities.
                                                Sometimes, such transactions are used as a precursor to actual sales and purchases.  For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically  "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Often, a foreign currency forward will be used in conjunction with the long derivative position to create the effect of investing directly.  Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES     -  There is no limit on the use of derivatives for hedging purposes.
                                             -  The face value of derivatives used for investment purposes will be limited to 25% of the Fund's assets.  When a currency forward is used in conjunction with an equity derivative for investment purposes, the currency forward will not be independently counted for this restriction.
                                             -  When long futures contracts and long equity swaps are used for investment, an amount of cash or high quality debt securities equal to the face value of all such long derivative positions will be segregated against such exposure.  However, for purposes of this restriction, if an existing long equity exposure is reduced or

----------

         (42) The Fund may use such hedging to remove or reduce general market exposure (e.g. an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g. a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

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
                                                eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to segregate against a new long derivative exposure.
                                             -  The net long equity exposure of the Fund, including direct investment in securities and long derivative positions,  will not exceed
                                                100% of the Fund's net assets.
                                             -  The aggregate absolute face value of all futures contracts and swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 100% of the Fund's assets.
                                             -  Except when such instruments are used for bona-fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.
                                             -  Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.  Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS    -  Buying and selling spot currencies
                                             -  Forward foreign currency contracts
                                             -  Currency futures contracts and related options
                                             -  Options on currencies
                                             -  Currency swap contracts

   USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING                                   -  Traditional Hedging: The Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar.  The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.
                                             -  Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S.
                                                dollar price of the security by buying the foreign currency or through currency forwards or futures.
                                             -  Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency which the Manager believes is highly correlated to the currency being hedged.

   INVESTMENT                                -  The Fund may enter into currency forwards or futures
                                                contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities

   RISK MANAGEMENT                           -  Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is
                                                significantly different than the currency exposure represented by its portfolio investments.  This may include long exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

   LIMITATIONS OF FOREIGN CURRENCY           -  Written put and call options on currencies and currency
   TRANSACTIONS                                 futures will always be covered
                                             -  The Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's securities are denominated
                                             -  The aggregate absolute face value of all currency forward, currency futures and currency swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 50% of the Fund's assets
                                             -  The Fund will not be net short in any foreign currency, except that, when

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
                                                the Fund is attempting to hedge all or nearly
                                                all of its exposure to a particular currency, changes in the market value of foreign equities may cause the Fund to be
                                                temporarily net short in the currency.  Such temporary net short positions will not exceed 1% of the Fund's assets.

GMO GLOBAL PROPERTIES FUND

PERFORMANCE BENCHMARK: Global Property Research/Limberg Institute of Financial Economics Global Real Estate Securities Index (GPR Life Index)/Salomon Brothers World Equity Index Property Composite.

GENERAL OBJECTIVE:  Long term growth of capital.

PERMITTED INVESTMENTS

REAL ESTATE COMPANIES:                                -  Under normal market conditions, at least 65% of the
   Equity Real Estate Investment Trusts                  Fund's total assets will be invested in or exposed
   Mortgage Real Estate Investment Trusts                to(43) securities of Real Estate Companies
   Real Estate brokers or developers                     principally traded in the securities markets of at
   Issuers with substantial real estate holdings         least three countries (one of which may be the
OTHER EQUITY INVESTMENTS:                                United States).  Real Estate Companies are
   Common stock                                          securities of issuers through the world which are
   Preferred stock                                       principally engaged in or related to the real
   Convertible Securities                                estate industry or which own significant real
   Foreign issues traded in the U.S. and abroad          estate assets.  The Fund will not invest directly
   Depository Receipts: ADRs, GDRs, EDRs                 in real estate.
   Investment Companies (open & closed-end)
   Illiquid Securities
   144A Securities
   Restricted Securities

OTHER INVESTMENTS:
   Asset-Backed Securities
        Mortgage Backed, CMO's, Strips and Residuals
   Adjustable Rate Securities
   Lower rated fixed income securities
   Zero Coupon Securities
   Indexed Securities
   Firm Commitments (with banks or broker-dealers)
   Foreign Currency Exchange Transactions
   Exchange Traded Options

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   DIRECT INVESTMENTS IN REAL              The Fund will not invest directly in real estate.  However, under
   ESTATE                                  certain circumstances, the Fund may acquire direct real estate holdings because of the nature of its security holdings.  As a mutual fund, the Fund must derive at least 90% of its gross income each year from investment in securities and other assets not including real estate.

PURCHASING SECURITIES ON MARGIN            Except for short-term credits necessary for clearance of transactions

   BORROWING MONEY                         Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy

----------

         (43) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

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
   UNDERWRITING SECURITIES                 Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments

   MAKING LOANS                            Except by way of purchasing of debt obligations, repurchase agreements and securities lending.  Fund may loan securities valued at up to 33% of its total assets

   SHORT SALES OF SECURITIES

   PLEDGING, HYPOTHECATING OR
     MORTGAGING FUND ASSETS

   INVESTING IN NON-FINANCIAL
     COMMODITY CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE
     ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR
     ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE
     OF GAINING CONTROL OF A COMPANY'S
     MANAGEMENT


RESTRICTIONS AND LIMITATIONS

   ILLIQUID SECURITIES                  -  No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, and other securities determined by GMO not to be readily marketable at their carried value.

   INVESTMENT IN INSURANCE COMPANIES    -  The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   OTHER INVESTMENT COMPANIES           -  The Fund will not own more than 3% of the outstanding voting securities of any investment company
                                        -  No more than 5% of the Fund's net assets will be invested in any single investment company
                                        -  No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate
                                        -  The Fund will not own other Funds of GMO Trust

   INVESTMENT IN SECURITIES ISSUED BY   -  Equity: The Fund will not purchase more than 5% of any class of stock of
   BROKERS, DEALERS, UNDERWRITERS          a broker, dealer, underwriter or investment adviser.
   AND INVESTMENT ADVISERS
                                        -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                        -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.  The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                           This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

   INVESTMENT IN LOWER-RATED BONDS      -  The Fund will not invest greater than 5% of its assets in lower-rated bonds.

DIVERSIFICATION/CONCENTRATION


   DIVERSIFICATION                      -  At least 50% of the Fund's total assets will be invested in U.S.
                                           government securities, cash, and money market instruments, or other securities where investment in such other securities is limited such that no more than 5%
                                           of the Fund's total assets is invested in the securities of a single issuer and the Fund owns not more than 10% of the outstanding securities of any issuer.

                                        -  Not more than 25% of the Fund's total assets will be invested in the securities of a single issuer.

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GMO DOMESTIC BOND FUND

PERFORMANCE BENCHMARK: Lehman Brothers Government Bond Index
GENERAL OBJECTIVE: Maximize total return through investment primarily in U.S. Government Securities. The Fund may also invest a significant portion of its assets in investment grade bonds (including convertible bonds) denominated in U.S. dollars.



PERMITTED INVESTMENTS

   At least 65% of the Fund's total assets will be invested in or exposed to(44) "bonds" of U.S. issuers. "Bonds" mean any fixed income obligations with an original maturity of two years or more, as well as "synthetic" bonds created by combining a futures contract or option on a fixed income security with cash, a cash equivalent investment or another fixed income security.

Securities issued by federal, state, local and        Securities purchased and sold on a when-issued or delayed delivery basis
 foreign governments (traded in U.S. and              Indexed Securities
 abroad)                                              Firm Commitments (with banks or broker-dealers)
Convertible bonds                                     Interest Rate/Bond Futures and Related Options
Fixed income securities of private issuers            Exchange-traded and OTC Options on Securities and Indexes (including
Depository Receipts: ADRs, GDRs, EDRs                  writing covered options)
Foreign issues traded in the U.S. and abroad          Interest Rate Swap Contracts
Investment Companies (including closed-end            Total Return Swap Contracts
 funds)                                               Contracts for Differences
Preferred Stock                                       Interest Rate Caps, Floors and Collars
Illiquid Securities                                   Asset-Backed Securities including Mortgage-backed, CMOs, Strips and
144A Securities                                        Residuals
Restricted Securities                                 Loan Participations (and other direct debt)
Repurchase Agreements                                 Adjustable Rate Securities
Reverse Repurchase Agreements                         Zero Coupon Securities
                                                      Dollar Roll Transactions



PROHIBITED INVESTMENTS AND PRACTICES
   The Fund will not engage in the following practices except as indicated:

PURCHASING SECURITIES ON MARGIN                      Except for short-term credits necessary for clearance of transactions.


SHORT SALES OF SECURITIES                            Except when such sales are "against-the-box."



BORROWING MONEY                                      Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

UNDERWRITING SECURITIES                              Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

MAKING LOANS                                         Except by way of purchasing of debt obligations, repurchase agreements and securities lending. Fund may loan securities valued at up to 33 1/3%
                                                     of its total assets.



PLEDGING, HYPOTHECATING OR MORTGAGING                Except that collateral arrangements with respect to swap agreements, the
FUND ASSETS                                          writing of options, index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and

----------

         (44) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

                                                    variation margin are not deemed to be a pledge or other encumbrance of assets.
                                                    The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.






INVESTMENT IN BANKRUPT CORPORATE SECURITIES

SELLING UNCOVERED PUT AND CALL OPTIONS ON SECURITIES OR INDEXES

INVESTING IN REAL ESTATE

INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS

PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS

PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS

MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S MANAGEMENT




RESTRICTIONS AND LIMITATIONS



   OPTIONS ON SECURITIES                           - No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

OTHER INVESTMENT COMPANIES                         - The Fund will not own more than 3% of the outstanding voting securities of any investment company
                                                   - No more than 5% of the Fund's net assets will be invested in any single investment company
                                                   - No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate
                                                   - The Fund will not own other Funds of GMO Trust


 ILLIQUID SECURITIES                               - No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities
                                                     may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

 INVESTMENT IN LOWER RATED SECURITIES              - The average rating of securities in the portfolio will not be less than A+/A1 with non-rated securities excluded from the calculation of the average. The
                                                     Fund will invest less than 5% of its assets in securities rated BBB-/Baa3 or less.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                                 - The Fund will not purchase more than 10% of the outstanding securities of any issuer.

                                                   - The Fund will not invest more than 25% of its total assets in securities issued by issuers in any one country (except U.S.).

   DERIVATIVE INSTRUMENTS

USES OF DERIVATIVES
(OTHER THAN FOREIGN CURRENCY)

   TYPES OF DERIVATIVES                            - Futures contracts and related options on bonds or baskets or indexes of securities
                                                   - Options on bonds and other securities
                                                   - Swap contracts, including interest rate swaps, total return swaps, credit default swaps and contracts for differences
                                                   - Structured notes

   HEDGING                                         - Traditional Hedging: Bond futures, related options, Bond options and swap contracts used to hedge against a market or credit risk already generally present in the Fund.
                                                   - Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the fund may hedge market risk (risk of not being



                                                                invested in the market) by purchasing long
                                                                futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

   INVESTMENT                                                 - The Fund may use derivative instruments (particularly long futures contracts, related options and long swap contracts) in place of investing directly in securities.


   RISK MANAGEMENT
                                                              - The Fund may use options, futures, related options and swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a precursor to actual sales and purchases.

   LIMITATIONS ON THE USE OF                                  - The net long exposure of the Fund, including direct investment
   DERIVATIVES                                                  in securities and long derivative positions, will not exceed 100% of the Fund's net assets.
                                                              - Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.
                                                                Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.


GMO U.S. BOND/GLOBAL ALPHA A FUND

PERFORMANCE BENCHMARK: Lehman Brothers Aggregate Bond Index

GENERAL OBJECTIVE: Maximize total return through investment primarily in investment-grade bonds (including convertible bonds) denominated in various currencies, including U.S. dollars, or in multicurrency units.


         While the Fund seeks to outperform a U.S. fixed income benchmark, the Fund will also invest in foreign bond markets and foreign currencies and may hedge some or all of its exposure to domestic or foreign markets and currencies. The Fund will also invest up to 10% in debt securities (bonds, including convertible bonds and loans) of Emerging Countries. The Fund generally will be managed to have not more than 25% of the Fund's net asset value exposed to foreign bond markets and not more than 25% of the Fund's net asset value exposed to foreign currencies. However, aggregate long and short positions in foreign bond markets and foreign currencies may equal up to 100% of the Fund's net asset value in each case.

PERMITTED INVESTMENTS

         At least 65% of the Fund's total assets will be invested in or exposed to(45) "bonds." "Bonds" mean any fixed income obligations with an original maturity of two years or more, as well as "synthetic" bonds created by combining a futures contract or option on a fixed income security with cash, a cash equivalent investment or another fixed income security.


Securities issued by federal, state, local and             Securities purchased and sold on a when-issued or delayed delivery basis
    foreign governments                                    Indexed Securities
Convertible bonds                                          Firm Commitments (with banks or broker-dealers)
Fixed income securities of private issuers                 Interest Rate/Bond Futures and Related Options
Depository Receipts: ADRs, GDRs, EDRs                      Exchange-traded and OTC Options on Securities and Indexes (including
Foreign issues traded in the U.S. and abroad               writing covered options)
Investment Companies (including closed-end                 Interest Rate Swap Contracts
 funds)                                                    Total Return Swap Contracts
Preferred Stock                                            Contracts for Differences
Illiquid Securities                                        Interest Rate Caps, Floors and Collars


----------
         (45) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

144A Securities                                                  Asset-Backed Securities including Mortgage-backed, CMOs, Strips and
Restricted Securities                                            Residuals
Reverse Repurchase Agreements                                    Loan Participations (and other direct debt)
Zero Coupon Securities                                           Sovereign Debt of Emerging Countries



   FOREIGN CURRENCY TRANSACTIONS                              - The Fund may invest in spot currency transactions, forward currency contracts, currency swap contracts, options on currencies, currency futures and related options.
                                                              - The Fund may also use synthetic bonds and synthetic foreign currency denominated securities(46) to approximate desired risk/return profiles.



PROHIBITED INVESTMENTS AND PRACTICES
   The Fund will not engage in the following practices except as indicated:



PURCHASING SECURITIES ON MARGIN                                 Except for short-term credits necessary for clearance of
                                                                transactions.



BORROWING MONEY                                                 Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.



UNDERWRITING SECURITIES                                         Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of
                                                                portfolio investments.



MAKING LOANS                                                    Except by way of purchasing of debt obligations, repurchase agreements and securities lending. Fund may loan securities valued at up to 33 1/3% of its total assets.



PLEDGING, HYPOTHECATING OR                                      Except that collateral arrangements with respect to swap agreements,
MORTGAGING FUND ASSETS                                          the writing of options, index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.



 SHORT SALES OF SECURITIES
 INVESTMENT IN BANKRUPT CORPORATE SECURITIES
 SELLING UNCOVERED PUT AND CALL OPTIONS ON SECURITIES OR INDEXES
 INVESTING IN REAL ESTATE
 INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
 PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
 PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS
 MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S MANAGEMENT




RESTRICTIONS AND LIMITATIONS



   OPTIONS ON SECURITIES                    -   No more than 10% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes)
                                            -   Put and call options written by a Fund must be covered

   OTHER INVESTMENT COMPANIES               -   The Fund will not own more than 3% of the outstanding voting securities of any investment company
                                            -   No more than 5% of the Fund's net assets will be invested in any single investment company
                                            -   No more than 10% of the Fund's net assets will be invested in securities of

----------
         (46) The Fund may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security.

                                                investment companies in the aggregate
                                            -   The Fund will not own other Funds of GMO Trust

   ILLIQUID SECURITIES                      -   No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than
                                                7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

   INVESTMENT IN LOWER RATED SECURITIES     -   The average rating of securities in the portfolio will not be less than A+/A1 with non-rated securities excluded from the calculation of the average.  The Fund will invest less than 25% of its assets in securities rated BBB-/Baa3 or less.

   SOVEREIGN DEBT
                                            -   The Fund will not invest greater than 10% of its total assets in sovereign debt of Emerging Countries.  These include bonds, convertible bonds and Brady bonds, and loans of countries in Asia, Latin America, the
                                                Middle East, Southern Europe, Eastern Europe and Africa of the type invested in by the GMO Emerging Country Debt Fund.

DIVERSIFICATION/CONCENTRATION

                                            -   The Fund will not purchase more than 10% of the outstanding
   DIVERSIFICATION                              securities of any  issuer.

                                            -   The Fund will not invest more than 25% of its total assets in securities issued by issuers in any one country (except U.S.).

DERIVATIVE INSTRUMENTS

   DERIVATIVES AND GMO'S GLOBAL BOND        -   The fundamental strategy of the Fund requires that the Fund take active over-weighted and under-weighted positions with respect to
   STRATEGY                                     particular bond markets and currencies relative to the Fund's performance benchmark.  Often these active positions will be achieved using long and short derivative positions and combinations of such positions to create synthetic securities.  The aggregate net exposure (assuming complete offset of over-weighted and under-weighted positions across all markets)
                                                created by such active positions will generally be small relative to the
                                                Fund's benchmark - less than 25% for example.  However, the total of the exposures may be quite large.  The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing no netting of positions) may exceed 100% of the value of the
                                                Fund for both bonds and currencies, which are generally considered separately.  The risk of  the Fund relative to its benchmark, however, is expected to be significantly less than this since many markets are correlated, so that over-weighted and under-weighted positions will often
   USES OF DERIVATIVES                          offset each other.  This means that losses relative to the benchmark from a declining bond or currency market that is over-weighted will often be
(OTHER THAN FOREIGN CURRENCY)                   offset by losses from a correlated bond or currency market that is under-weighted.

   TYPES OF DERIVATIVES

                                            -   Futures contracts and related options on bonds or baskets or indexes of securities

                                            -   Options on bonds and other securities

                                            -   Swap contracts, including interest rate swaps, total return swaps, credit default swaps and contracts for differences

                                            -   Structured notes


   HEDGING                                  -   Traditional Hedging:  Bond futures, related options, Bond options and swap contracts used to hedge against a market or credit risk already generally present in the Fund.

                                            -   Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the fund may hedge market risk (risk of not
                                                being invested in the market) by purchasing long futures
                                                contracts or entering into long swap contracts to obtain
                                                market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or
                                                anticipates a significant demand for cash redemptions, the
                                                Fund may sell futures contracts or enter into short swap
                                                contracts while the Fund disposes of securities in an orderly fashion.

   INVESTMENT                               -   The Fund may use derivative instruments (particularly long futures contracts, related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

   RISK MANAGEMENT                          -   The Fund may use options, futures, related options and swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual countries and issuers.
                                                Sometimes, such transactions are used as a precursor to actual sales and purchases.

   LIMITATIONS ON THE USE OF DERIVATIVES    -   The net long exposure of the Fund, including direct investment in securities and long derivative positions,  will not exceed 100% of the
                                                Fund's net assets.
                                            -   Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.  Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS   -   Buying and selling spot currencies
                                            -   Forward foreign currency contracts
                                            -   Currency futures contracts and related options
                                            -   Options on currencies
                                            -   Currency swap contracts

  USES OF FOREIGN
  CURRENCY TRANSACTIONS

  HEDGING                                  -    Traditional Hedging: The Fund may effect foreign currency
                                                transactions - generally short forward or futures contracts -  to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar.  The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

                                            -   Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.

                                            -   Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency which the Manager believes is highly correlated to the currency being hedged.

   INVESTMENT                               -   The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities

   RISK MANAGEMENT                          -   Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the
                                                Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments.
                                                This may include long and short exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

   LIMITATIONS OF FOREIGN CURRENCY          -   Written put and call options on currencies and currency futures
   TRANSACTIONS                                 will always be covered

GMO U.S. BOND/GLOBAL ALPHA B FUND
PERFORMANCE BENCHMARK: Lehman Brothers Aggregate Bond Index
GENERAL OBJECTIVE: Maximize total return through investment primarily in investment-grade bonds (including convertible bonds) denominated in various currencies, including U.S. dollars, or in multicurrency units.

      While the Fund seeks to outperform a U.S. fixed income benchmark, the Fund will also invest in foreign bond markets and foreign currencies and may hedge some or all of its exposure to domestic or foreign markets and currencies. The Fund generally will be managed to have not more than 25% of the Fund's net asset value exposed to foreign bond markets and not more than 25% of the Fund's net asset value exposed to foreign currencies. However, aggregate long and short positions in foreign bond markets and foreign currencies may equal up to 100% of the Fund's net asset value in each case.

PERMITTED INVESTMENTS

      At least 65% of the Fund's total assets will be invested in or exposed to(47) "bonds." "Bonds" mean any fixed income obligations with an original maturity of two years or more, as well as "synthetic" bonds created by combining a futures contract or option on a fixed income security with cash, a cash equivalent investment or another fixed income security.

   Securities issued by federal, state, local       Securities purchased and sold on a when-issued or delayed delivery basis
   and foreign governments                          Indexed Securities
   Convertible bonds                                Firm Commitments (with banks or broker-dealers)
   Fixed income securities of private issuers       Interest Rate/Bond Futures and Related Options
   Depository Receipts: ADRs, GDRs, EDRs            Exchange-traded and OTC Options on Securities and Indexes (including
   Foreign issues traded in the U.S. and abroad         writing covered options)
   Investment Companies (open & closed-end)         Interest Rate Swap Contracts
   Preferred Stock                                  Total Return Swap Contracts
   Illiquid Securities                              Contracts for Differences
   144A Securities                                  Interest Rate Caps, Floors and Collars
   Restricted Securities                            Asset-Backed Securities including Mortgage-backed, CMOs, Strips and
   Reverse Repurchase Agreements                        Residuals
   Zero Coupon Securities


   FOREIGN CURRENCY TRANSACTIONS                -   The Fund may invest in spot currency transactions, forward currency contracts, currency swap contracts, options on currencies, currency futures and related options.

                                                -   The Fund may also use synthetic bonds and synthetic foreign currency denominated securities(48) to approximate desired risk/return profiles.


PROHIBITED INVESTMENTS AND PRACTICES
   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN                  Except for short-term credits necessary for clearance of
                                                    transactions.

   BORROWING MONEY                                  Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES                          Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of
                                                    portfolio investments.

      ----------

      (47) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

      (48) The Fund may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security.

   MAKING LOANS                                     Except by way of purchasing of debt obligations, repurchase agreements and securities lending.  Fund may loan securities valued at up to 33 1/3% of its total assets.

   PLEDGING, HYPOTHECATING OR                       Except that collateral arrangements with respect to swap agreements,
   MORTGAGING FUND ASSETS                           the writing of options, index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.  The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.

   SHORT SALES OF SECURITIES
   DEBT SECURITIES OF EMERGING COUNTRIES
   INVESTMENT IN BANKRUPT CORPORATE
          SECURITIES
   SELLING UNCOVERED PUT AND CALL OPTIONS
          ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY
          CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE
          ARRANGEMENTS
   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE
          OF GAINING CONTROL OF A COMPANY'S
          MANAGEMENT


RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES                    -   No more than 10% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes)

                                            -   Put and call options written by a Fund must be covered

   OTHER INVESTMENT COMPANIES               -   The Fund will not own more than 3% of the outstanding voting securities of any investment company

                                            -   No more than 5% of the Fund's net assets will be invested in any single investment company

                                            -   No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate

                                            -   The Fund will not own other Funds of GMO Trust

   ILLIQUID SECURITIES                      -   No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than
                                                7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.


   INVESTMENT IN LOWER RATED SECURITIES     -   The average rating of securities in the portfolio will not be less than A+/A1 with non-rated securities excluded from the calculation of the average.  The Fund will invest less than 25% of its assets in securities rated BBB-/Baa3 or less.

DIVERSIFICATION/CONCENTRATION

                                            -   The Fund will not purchase more than 10% of the outstanding
   DIVERSIFICATION                              securities of any  issuer.

                                            -   The Fund will not invest more than 25% of its total assets in securities issued by issuers in any one country (except U.S.).

   DERIVATIVE INSTRUMENTS

   DERIVATIVES AND GMO'S GLOBAL BOND        -   The fundamental strategy of the Fund requires that the Fund take
STRATEGY                                        active over-weighted and under-weighted positions with respect to particular bond markets and currencies relative to the Fund's performance benchmark.  Often these active positions will be achieved using long and short derivative positions and combinations of such positions to create synthetic securities.  The aggregate net exposure (assuming complete offset of over-weighted and under-weighted positions across all markets)
                                                created by such active positions will generally be small relative to the
                                                Fund's benchmark - less than 25% for example.  However, the total of the exposures may be quite large.  The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing no netting of positions) may exceed 100% of the value of the
                                                Fund for both bonds and currencies, which are generally considered separately.  The risk of  the Fund relative to its benchmark, however, is expected to be significantly less than this since many markets are correlated, so that over-weighted and under-weighted positions will often offset each other.  This means that losses relative to the benchmark from a declining bond or currency market that is over-weighted will often be offset by losses from a correlated bond or currency market that is under-weighted.

    USES OF DERIVATIVES
(OTHER THAN FOREIGN CURRENCY)

   TYPES OF DERIVATIVES                     -   Futures contracts and related options on bonds or baskets or indexes of securities

                                            -   Options on bonds and other securities

                                            -   Swap contracts, including interest rate swaps, total return swaps, credit default swaps and contracts for differences

                                            -   Structured notes

   HEDGING                                  -   Traditional Hedging:  Bond futures, related options, Bond options and swap contracts used to hedge against a market or credit risk already generally present in the Fund.

                                            -   Anticipatory Hedging: If the Fund receives or anticipates
                                                significant cash purchase transactions, the fund may hedge market risk
                                                (risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently.
                                                Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

   INVESTMENT                               -   The Fund may use derivative instruments (particularly long futures contracts, related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

   RISK MANAGEMENT                          -   The Fund may use options, futures, related options and swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual countries and issuers.
                                                Sometimes, such transactions are used as a precursor to actual sales and purchases.

   LIMITATIONS ON THE USE OF DERIVATIVES    -   The net long exposure of the Fund, including direct investment in securities and long derivative positions,  will not exceed 100% of the
                                                Fund's net assets.

                                            -   Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.  Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY                -   Buying and selling spot currencies

TRANSACTIONS                                -   Forward foreign currency contracts

                                            -   Currency futures contracts and related options

                                            -   Options on currencies

                                            -   Currency swap contracts

USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING                                  -   Traditional Hedging: The Fund may effect foreign currency transactions -
                                                generally short forward or futures contracts -  to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar.  The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

                                            -   Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.

                                            -   Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency which the Manager believes is highly correlated to the currency being hedged.

   INVESTMENT                               -   The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities

   RISK MANAGEMENT                          -   Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This may include long and short exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

   LIMITATIONS OF FOREIGN CURRENCY          -   Written put and call options on currencies and currency futures
   TRANSACTIONS                                 will always be covered


GMO INTERNATIONAL BOND FUND
PERFORMANCE BENCHMARK:  J.P. Morgan Non-U.S. Government Bond Index
GENERAL OBJECTIVE: Maximize total return through investment primarily in investment-grade bonds (including convertible bonds) denominated in various currencies, including U.S. dollars, or in multicurrency units.

PERMITTED INVESTMENTS

      At least 65% of the Fund's total assets will be invested in or exposed to(49) "bonds." "Bonds" mean any fixed income obligations with an original maturity of two years or more, as well as "synthetic" bonds created by combining a futures contract or option on a fixed income security with cash, a cash equivalent investment or another fixed income security.

   Securities issued by federal, state, local and         Securities purchased and sold on a when-issued or delayed delivery basis
       foreign governments                                Indexed Securities

   Convertible bonds                                      Firm Commitments (with banks or broker-dealers)

   Fixed income securities of private issuers             Interest Rate/Bond Futures and Related Options

   Depository Receipts: ADRs, GDRs, EDRs                  Exchange-traded and OTC Options on Securities and Indexes (including

   Foreign issues traded in the U.S. and abroad               writing covered options)

   Investment Companies (including closed-end             Interest Rate Swap Contracts
       funds)                                             Total Return Swap Contracts

----------
      (49) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.


   Preferred Stock                                  Contracts for Differences

   Illiquid Securities                              Interest Rate Caps, Floors and Collars

   144A Securities                                  Asset-Backed Securities including Mortgage-backed, CMOs, Strips and

   Restricted Securities                                Residuals

   Repurchase Agreements                            Loan Participations (and other direct debt)

   Reverse Repurchase Agreements                    Sovereign Debt of Emerging Countries

   Zero Coupon Securities

   FOREIGN CURRENCY TRANSACTIONS                -   The Fund may invest in spot currency transactions, forward currency contracts, currency swap contracts, options on currencies, currency futures and related options.

                                                -   The Fund may also use synthetic bonds and synthetic foreign currency denominated securities(50) to approximate desired risk/return profiles.

PROHIBITED INVESTMENTS AND PRACTICES
   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN              Except for short-term credits necessary for clearance of transactions.

   BORROWING MONEY                              Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.


   UNDERWRITING SECURITIES                      Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS                                 Except by way of purchasing of debt obligations, repurchase agreements and securities lending.  Fund may loan securities valued at up to 33"%
                                                of its total assets.

   PLEDGING, HYPOTHECATING OR                   Except that collateral arrangements with respect to swap agreements, the
   MORTGAGING FUND ASSETS                       writing of options, index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.  The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.

   SHORT SALES OF SECURITIES
   INVESTMENT IN BANKRUPT CORPORATE SECURITIES
   SELLING UNCOVERED PUT AND CALL OPTIONS ON
          SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY
          CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE
          ARRANGEMENTS
   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF
          GAINING CONTROL OF A COMPANY'S MANAGEMENT

RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES                    -   No more than 10% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes)

                                            -   Put and call options written by a Fund must be covered

----------
       (50) The Fund may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security.


   OTHER INVESTMENT COMPANIES               -   The Fund will not own more than 3% of the outstanding voting securities of any investment company

                                            -   No more than 5% of the Fund's net assets will be invested in any single investment company

                                            -   No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate

                                            -   The Fund will not own other Funds of GMO Trust

   ILLIQUID SECURITIES                      -   No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than
                                                7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

   INVESTMENT IN LOWER RATED SECURITIES     -   The average rating of securities in the portfolio will not be less than A+/A1 with non-rated securities excluded from the calculation of the average.  The Fund will invest less than 25% of its assets in securities rated BBB-/Baa3 or less.

   SOVEREIGN DEBT                           -   The Fund will not invest greater than 10% of its total assets in sovereign debt of Emerging Countries.  These include bonds, convertible bonds and Brady bonds, and loans of countries in Asia, Latin America, the
                                                Middle East, Southern Europe, Eastern Europe and Africa of the type invested in by the GMO Emerging Country Debt Fund.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                          -   The Fund will not purchase more than 10% of the outstanding securities of any issuer.

                                            -   The Fund will not invest more than 25% of its total assets in securities issued by issuers in any one country (except U.S.).

   DERIVATIVE INSTRUMENTS

   DERIVATIVES AND GMO'S GLOBAL             -   The fundamental strategy of the Fund requires that the Fund take
BOND STRATEGY                                   active over-weighted and under-weighted positions with respect to particular bond markets and currencies relative to the Fund's performance benchmark.  Often these active positions will be achieved using long and short derivative positions and combinations of such positions to create synthetic securities.  The aggregate net exposure (assuming complete offset of over-weighted and under-weighted positions across all markets)
                                                created by such active positions will generally be small relative to the
                                                Fund's benchmark - less than 25% for example.  However, the total of the exposures may be quite large.  The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing no netting of positions) may exceed 100% of the value of the
                                                Fund for both bonds and currencies, which are generally considered separately.  The risk of  the Fund relative to its benchmark, however, is expected to be significantly less than this since many markets are correlated, so that over-weighted and under-weighted positions will often offset each other.  This means that losses relative to the benchmark from a declining bond or currency market that is over-weighted will often be offset by losses from a correlated bond or currency market that is under-weighted.
   USES OF DERIVATIVES
(OTHER THAN FOREIGN CURRENCY)

   TYPES OF DERIVATIVES                     -   Futures contracts and related options on bonds or baskets or indexes of securities

                                            -   Options on bonds and other securities


                                            -   Swap contracts, including interest rate swaps, total return swaps, credit default swaps and contracts for differences

                                            -   Structured notes

   HEDGING                                  -   Traditional Hedging:  Bond futures, related options, Bond options and swap contracts used to hedge against a market or credit risk already generally present in the Fund.

                                            -   Anticipatory Hedging: If the Fund receives or anticipates
                                                significant cash purchase transactions, the fund may hedge market risk
                                                (risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently.
                                                Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

   INVESTMENT                               -   The Fund may use derivative instruments (particularly long futures contracts, related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

   RISK MANAGEMENT                          -   The Fund may use options, futures, related options and swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual countries and issuers.
                                                Sometimes, such transactions are used as a precursor to actual sales and purchases.

   LIMITATIONS ON THE USE OF DERIVATIVES    -   The net long exposure of the Fund, including direct investment in securities and long derivative positions,  will not exceed 100% of the
                                                Fund's net assets.

                                            -   Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.  Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS   -   BUYING AND SELLING SPOT CURRENCIES

                                            -   FORWARD FOREIGN CURRENCY CONTRACTS

                                            -   CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS

                                            -   OPTIONS ON CURRENCIES

                                            -   CURRENCY SWAP CONTRACTS

   USES OF FOREIGN CURRENCY
   TRANSACTIONS

   HEDGING                                  -   Traditional Hedging: The Fund may effect foreign currency
                                                transactions - generally short forward or futures contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

                                            -   Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.

                                            -   Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency which the Manager believes is highly correlated to the currency being hedged.



   INVESTMENT                               -   The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities



   RISK MANAGEMENT                          -   Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the
                                                Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments.
                                                This may include long and short exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

   LIMITATIONS OF FOREIGN CURRENCY          -   Written put and call options on currencies and currency futures
   TRANSACTIONS                                 will always be covered



GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
PERFORMANCE BENCHMARK: J.P. Morgan Non-U.S. Government Bond Index (Hedged) GENERAL OBJECTIVE: Maximize total return through investment primarily in investment-grade bonds (including convertible bonds) denominated in various currencies, including U.S. dollars, or in multicurrency units.


   PERMITTED INVESTMENTS

      At least 65% of the Fund's total assets will be invested in or exposed to(51) "bonds." "Bonds" mean any fixed income obligations with an original maturity of two years or more, as well as "synthetic" bonds created by combining a futures contract or option on a fixed income security with cash, a cash equivalent investment or another fixed income security.

   Securities issued by federal, state, local       Securities purchased and sold on a when-issued or delayed delivery basis
     and foreign governments                        Indexed Securities
   Convertible bonds                                Firm Commitments (with banks or broker-dealers)
   Fixed income securities of private issuers       Interest Rate/Bond Futures and Related Options
   Depository Receipts: ADRs, GDRs, EDRs            Exchange-traded and OTC Options on Securities and Indexes (including
   Foreign issues traded in the U.S. and abroad         writing covered options)
   Investment Companies (including closed-end       Interest Rate Swap Contracts
    funds)                                          Total Return Swap Contracts
   Preferred Stock                                  Contracts for Differences
   Illiquid Securities                              Interest Rate Caps, Floors and Collars
   144A Securities                                  Asset-Backed Securities including Mortgage-backed, CMOs, Strips and
   Restricted Securities                                Residuals
   Reverse Repurchase Agreements                    Loan Participations (and other direct debt)
   Zero Coupon Securities                             Sovereign Debt of Emerging Countries

   FOREIGN CURRENCY TRANSACTIONS                -   The Fund may invest in spot currency transactions, forward currency contracts, currency swap contracts, options on currencies, currency futures and related options.

                                                -   The Fund may also use synthetic bonds and synthetic foreign currency denominated securities(52) to approximate desired risk/return profiles.

PROHIBITED INVESTMENTS AND PRACTICES
   The Fund will not engage in the following practices except as indicated:

  PURCHASING SECURITIES ON MARGIN               Except for short-term credits necessary for clearance of transactions.



   BORROWING MONEY                              Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities

----------
      (51) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

      (52) The Fund may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security.

                                                            transactions, but not as a leveraged investment strategy.


                                                            Except to the extent that the Fund is deemed an underwriter for
   UNDERWRITING SECURITIES                                  securities law purposes in connection with disposition of portfolio investments.



                                                            Except by way of purchasing of debt obligations, repurchase
   MAKING LOANS                                             agreements and securities lending.  Fund may loan securities valued at up to 33 1/3% of its total assets.



   PLEDGING, HYPOTHECATING OR                               Except that collateral arrangements with respect to swap agreements, the
MORTGAGING FUND ASSETS                                      writing of options, index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.  The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.

   SHORT SALES OF SECURITIES
   INVESTMENT IN BANKRUPT CORPORATE SECURITIES
   SELLING UNCOVERED PUT AND CALL OPTIONS ON
          SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING
          CONTROL OF A COMPANY'S MANAGEMENT


RESTRICTIONS AND LIMITATIONS



   OPTIONS ON SECURITIES                                    -   No more than 10% of the Fund's net assets will be
                                                                invested in time premiums on options on particular
                                                                securities (as opposed to options on indexes)

                                                            -   Put and call options written by a Fund must be covered

   OTHER INVESTMENT COMPANIES                               -   The Fund will not own more than 3% of the outstanding
                                                                voting securities of any investment company

                                                            -   No more than 5% of the Fund's net assets will be
                                                                invested in any single investment company

                                                            -   No more than 10% of the Fund's net assets will be
                                                                invested in securities of investment companies in the
                                                                aggregate

                                                            -   The Fund will not own other Funds of GMO Trust

   ILLIQUID SECURITIES                                      -   No more than 15% of the Fund's net assets will be
                                                                invested in illiquid securities. This includes
                                                                restricted securities (except that some 144A securities
                                                                may be considered liquid by GMO if there is sufficient
                                                                market depth), repurchase agreements maturing in greater
                                                                than 7 days, swap contracts, and other securities
                                                                determined by GMO not to be readily marketable at their
                                                                carried value.

   INVESTMENT IN LOWER RATED SECURITIES                     -   The average rating of securities in the portfolio will
                                                                not be less than A+/A1 with non-rated securities
                                                                excluded from the calculation of the average.  The Fund
                                                                will invest less than 25% of its assets in securities
                                                                rated BBB-/Baa3 or less.

   SOVEREIGN DEBT                                           -   The Fund will not invest greater than 10% of its total
                                                                assets in sovereign debt of Emerging Countries.  These
                                                                include bonds, convertible bonds and Brady bonds, and
                                                                loans of countries in Asia, Latin America, the Middle
                                                                East, Southern Europe, Eastern Europe and Africa of the
                                                                type invested in by the GMO Emerging Country Debt Fund.

 DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                                          -   The Fund will not purchase more than 10% of the
                                                                outstanding securities of any  issuer.



                                            -   The Fund will not invest more than 25% of its total assets in securities issued by issuers in any one country (except U.S.).

   DERIVATIVE INSTRUMENTS

   DERIVATIVES AND GMO'S GLOBAL BOND        -   The fundamental strategy of the Fund requires that the Fund take
   STRATEGY                                     active over-weighted and under-weighted positions with respect to particular bond markets and currencies relative to the Fund's performance benchmark.  Often these active positions will be achieved using long and short derivative positions and combinations of such positions to create synthetic securities.  The aggregate net exposure (assuming complete offset of over-weighted and under-weighted positions across all markets)
                                                created by such active positions will generally be small relative to the
                                                Fund's benchmark - less than 25% for example.  However, the total of the exposures may be quite large.  The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing no netting of positions) may exceed 100% of the value of the
                                                Fund for both bonds and currencies, which are generally considered separately.  The risk of  the Fund relative to its benchmark, however, is expected to be significantly less than this since many markets are correlated, so that over-weighted and under-weighted positions will often offset each other.  This means that losses relative to the benchmark from a declining bond or currency market that is over-weighted will often be offset by losses from a correlated bond or currency market that is under-weighted.

                                                Note:  The Fund is a currency-hedged fund in that it will seek to limit its aggregate net exposure to foreign currencies (assuming complete offset of overweighted and underweighted positions across all currency markets) of not more than 25% of the Fund's net asset value.  However, the Fund will not specifically hedge the currency exposure represented by the Fund's investments in foreign bonds and synthetic foreign currency denominated fixed income securities.

     USES OF DERIVATIVES
(OTHER THAN FOREIGN CURRENCY)
    TYPES OF DERIVATIVES                    -   Futures contracts and related options on bonds or baskets or indexes of securities

                                            -   Options on bonds and other securities

                                            -   Swap contracts, including interest rate swaps, total return swaps, credit default swaps and contracts for differences

                                            -   Structured notes

   HEDGING                                  -   Traditional Hedging:  Bond futures, related options, Bond options and swap contracts used to hedge against a market or credit risk already generally present in the Fund.

                                            -   Anticipatory Hedging: If the Fund receives or anticipates
                                                significant cash purchase transactions, the fund may hedge market risk
                                                (risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently.
                                                Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

   INVESTMENT                               -   The Fund may use derivative instruments (particularly long futures contracts, related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

   RISK MANAGEMENT                          -   The Fund may use options, futures, related options and swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a precursor to actual sales and purchases.

   LIMITATIONS ON THE USE OF DERIVATIVES    -   The net long exposure of the Fund, including direct investment in securities and long derivative positions,  will not exceed 100% of the
                                                Fund's net assets.

                                            -   Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.  Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS   -   Buying and selling spot currencies
                                            -   Forward foreign currency contracts
                                            -   Currency futures contracts and related options
                                            -   Options on currencies
                                            -   Currency swap contracts

   USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING                                  -   Traditional Hedging: The Fund may effect foreign currency transactions -
                                                generally short forward or futures contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar.  The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

                                            -   Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.

                                            -   Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency which the Manager believes is highly correlated to the currency being hedged.

   INVESTMENT                               -   The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities

   RISK MANAGEMENT                          -   Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the
                                                Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments.
                                                This may include long and short exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

   LIMITATIONS OF FOREIGN CURRENCY          -   Written put and call options on currencies and currency futures
   TRANSACTIONS                                 will always be covered


GMO GLOBAL BOND FUND
PERFORMANCE BENCHMARK:  J.P. Global Government Bond Index
GENERAL OBJECTIVE: Maximize total return through investment primarily in investment-grade bonds (including convertible bonds) denominated in various currencies, including U.S. dollars, or in multicurrency units.


PERMITTED INVESTMENTS

      At least 65% of the Fund's total assets will be invested in or exposed to(53) "bonds." "Bonds" mean any fixed income obligations with an original maturity of two years or more, as well as "synthetic" bonds created by combining a futures contract or option on a fixed income security with cash, a cash equivalent investment or another fixed income security.

   Securities issued by federal, state, local and   Securities purchased and sold on a when-issued or delayed delivery basis
       foreign governments                          Indexed Securities
   Convertible bonds                                Firm Commitments (with banks or broker-dealers)
   Fixed income securities of private issuers       Interest Rate/Bond Futures and Related Options
   Depository Receipts: ADRs, GDRs, EDRs            Exchange-traded and OTC Options on Securities and Indexes (including
   Foreign issues traded in the U.S. and abroad          writing covered options)
   Investment Companies (including closed-end       Interest Rate Swap Contracts
    funds)                                          Total Return Swap Contracts
   Preferred Stock                                  Contracts for Differences
   Illiquid Securities                              Interest Rate Caps, Floors and Collars
   144A Securities                                  Asset-Backed Securities including Mortgage-backed, CMOs, Strips and
   Restricted Securities                                 Residuals
   Repurchase Agreements                            Loan Participations (and other direct debt)
   Reverse Repurchase Agreements                    Sovereign Debt of Emerging Countries
   [Dollar Roll Transactions]
   Adjustable Rate Securities
   Zero Coupon Securities

   FOREIGN CURRENCY TRANSACTIONS                -   The Fund may invest in spot currency transactions, forward currency contracts, currency swap contracts, options on currencies, currency futures and related options.
                                                -   The Fund may also use synthetic bonds and synthetic foreign currency denominated securities(54) to approximate desired risk/return profiles.

PROHIBITED INVESTMENTS AND PRACTICES
   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN              Except for short-term credits necessary for clearance of transactions.

   BORROWING MONEY                              Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES                      Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS                                 Except by way of purchasing of debt obligations, repurchase agreements and securities lending.  Fund may loan securities valued at up to 33 1/3%
                                                of its total assets.

   PLEDGING, HYPOTHECATING OR                   Except that collateral arrangements with respect to swap agreements, the
   MORTGAGING FUND ASSETS                       writing of options, index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.  The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call

----------
      (53) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

      (54) The Fund may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security.

                                                or put options, respectively is also not deemed to be a pledge or encumbrance.

   SHORT SALES OF SECURITIES
   INVESTMENT IN BANKRUPT CORPORATE
          SECURITIES
   SELLING UNCOVERED PUT AND CALL OPTIONS
          ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY
          CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE
          ARRANGEMENTS
   PARTICIPATING IN SOFT DOLLAR
          ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF
          GAINING CONTROL OF A COMPANY'S
          MANAGEMENT

RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES                    -   No more than 10% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

   OTHER INVESTMENT COMPANIES               -   The Fund will not own more than 3% of the outstanding voting securities of any investment company.
                                            -   No more than 5% of the Fund's net assets will be invested in any single investment company.
                                            -   No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.
                                            -   The Fund will not own other Funds of GMO Trust.

   ILLIQUID SECURITIES                      -   No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than
                                                7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

   INVESTMENT IN LOWER-RATED SECURITIES     -   The average rating of securities in the portfolio will not be less than A+/A1 with non-rated securities excluded from the calculation of the average.  The Fund will invest less than [25%] of its assets in securities rated BBB-/Baa3 or less.

   SOVEREIGN DEBT                           -   The Fund will not invest greater than 10% of its total assets in sovereign debt of Emerging Countries.  These include bonds, convertible bonds and Brady bonds, and loans of countries in Asia, Latin America, the
                                                Middle East, Southern Europe, Eastern Europe and Africa of the type invested in by the GMO Emerging Country Debt Fund.

DIVERSIFICATION/CONCENTRATION

                                            -   The Fund will not purchase more than 10% of the outstanding
   DIVERSIFICATION                              securities of any  issuer.

                                            -   The Fund will not invest more than 25% of its total assets in securities issued by issuers in any one country (except U.S.).

  DERIVATIVE INSTRUMENTS

   DERIVATIVES AND GMO'S GLOBAL             -   The fundamental strategy of the Fund requires that the Fund take
BOND STRATEGY                                   active over-weighted and under-weighted positions with respect to particular bond markets and currencies relative to the Fund's performance benchmark.  Often these active positions will be achieved using long and short derivative positions and combinations of such positions to create synthetic securities.  The aggregate net exposure (assuming complete offset of over-weighted and under-weighted positions across all markets)
                                                created by such active positions will generally be small relative to the
                                                Fund's benchmark - less than 25% for example.  However, the total of the exposures may be quite large.  The total of the absolute values of all

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
                                                deviations from the benchmark (that is, without regard to sign and allowing no netting of positions) may exceed 100% of the value of the
                                                Fund for both bonds and currencies, which are generally considered separately.  The risk of  the Fund relative to its benchmark, however, is expected to be significantly less than this since many markets are correlated, so that over-weighted and under-weighted positions will often offset each other.  This means that losses relative to the benchmark from a declining bond or currency market that is over-weighted will often be offset by losses from a correlated bond or currency market that is under-weighted.

     USES OF DERIVATIVES
(OTHER THAN FOREIGN CURRENCY)

    TYPES OF DERIVATIVES                    -   Futures contracts and related options on bonds or baskets or indexes of securities
                                            -   Options on bonds and other securities
                                            -   Swap contracts, including interest rate swaps, total return swaps, credit default swaps and contracts for differences
                                            -   Structured notes

   HEDGING                                  -   Traditional Hedging:  Bond futures, related options, Bond options and swap contracts used to hedge against a market or credit risk already generally present in the Fund.
                                            -   Anticipatory Hedging: If the Fund receives or anticipates
                                                significant cash purchase transactions, the fund may hedge market risk
                                                (risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently.
                                                Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

   INVESTMENT                               -   The Fund may use derivative instruments (particularly long futures contracts, related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

   RISK MANAGEMENT                          -   The Fund may use options, futures, related options and swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual countries and issuers.
                                                Sometimes, such transactions are used as a precursor to actual sales and purchases.

   LIMITATIONS ON THE USE OF DERIVATIVES    -   The net long exposure of the Fund, including direct investment in securities and long derivative positions,  will not exceed 100% of the
                                                Fund's net assets.
                                            -   Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.  Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY                -    Buying and selling spot currencies
   TRANSACTIONS                             -    Forward foreign currency contracts
                                            -    Currency futures contracts and related options
                                            -    Options on currencies
                                            -    Currency swap contracts

   USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING                                  -   Traditional Hedging: The Fund may effect foreign currency transactions -
                                                generally short forward or futures contracts -  to hedge the risk of foreign


                                                currencies represented by its securities investments back into the U.S.
                                                dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

                                            -   Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.
                                            -   Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency which the Manager believes is highly correlated to the currency being hedged.

   INVESTMENT                               -   The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities

   RISK MANAGEMENT                          -   Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the
                                                Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments.
                                                This may include long and short exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.



   LIMITATIONS OF FOREIGN CURRENCY          -   Written put and call options on currencies and currency futures
   TRANSACTIONS                                 will always be covered


GMO EMERGING COUNTRY DEBT FUND
PERFORMANCE BENCHMARK: J.P. Morgan Emerging Markets Bond Index Plus
GENERAL OBJECTIVE: Maximize total return by investing primarily in sovereign debt (bonds, including convertible bonds, and loans) of countries in Asia, Latin America, the Middle East and Africa, as well as any country located in Europe which is not in the European Community ("Emerging Countries").

PERMITTED INVESTMENTS

FIXED INCOME SECURITIES:                        -   At least 65% of the Fund's total assets will be invested
   Securities issued by federal, state, local       in or exposed to(55) bonds.
       and foreign governments
   Convertible bonds, Brady Bonds               -   At least 50% of the Fund's total assets will be
   Sovereign Debt                                   denominated in "hard" currencies such as the U.S. dollar,
   Private issues                                   Japanese yen, British pound, Deutschmark, French franc and Canadian dollar.
   Loan Participations (and other direct debt)  -   At least 65% of the Fund's total assets will be invested
                                                    in debt securities of Emerging Countries.(56)
OTHER INVESTMENTS:
   Foreign issues traded in the U.S. and
          abroad
   Investment Companies (open + closed-end)
   Preferred Stock
   Illiquid Securities
   144A Securities
   Restricted Securities
   Reverse Repurchase Agreements
   Securities purchased and sold on a

----------
      (55) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

      (56) Emerging Countries includes countries in Asia, Latin America, the Middle East and Africa, as well as any country located in Europe which is not in the European Community.

       when-issued or delayed delivery
       basis
   Indexed Securities
   Firm Commitments (with banks or
       broker-dealers)
   Exchange-traded and OTC Options on
       Securities and Indexes (including
       writing covered options)
   Interest Rate Swap Contracts
   Total Return Swap Contracts
   Contracts for Differences
   Interest Rate Caps, Floors and Collars
   Asset-Backed Securities including
        Mortgage-backed, CMOs, Strips and
        Residuals

   FOREIGN CURRENCY TRANSACTIONS                -   The Fund may invest in spot currency transactions, forward currency contracts, currency swap contracts, options on currencies, currency futures and related options.
                                                -   The Fund may also use synthetic bonds(57) and synthetic foreign currency denominated securities(58) to approximate desired risk/return profiles.

PROHIBITED INVESTMENTS AND PRACTICES
   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN                  Except for short-term credits necessary for clearance of
                                                    transactions.



   SHORT SALES OF SECURITIES                        Except when such sales are "against-the-box."



   BORROWING MONEY                                  Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES                          Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of
                                                    portfolio investments.



   MAKING LOANS                                     Except by way of purchasing of debt obligations, repurchase agreements and securities lending. The Fund may loan securities valued at up to 33 1/3% of its total assets.



   PLEDGING, HYPOTHECATING OR MORTGAGING            Except that collateral arrangements with respect to swap agreements,
FUND ASSETS                                         the writing of options, index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.  The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   INVESTING IN SECURITIES ISSUED BY NORTHERN
          IRELAND COMPANIES
   INVESTING IN SECURITIES ISSUED BY IRANIAN
          COMPANIES
   INVESTING IN BANKRUPT CORPORATE SECURITIES
   SELLING UNCOVERED PUT AND CALL OPTIONS ON
          SECURITIES OR INDEXES


----------
      (57) For investment purposes, the Fund may combine futures contracts or options on fixed income securities with cash, cash equivalent investments or other fixed income securities to create "synthetic" bonds.

      (58) The Fund may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security.

   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY
       CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE
       ARRANGEMENTS
   PARTICIPATING IN SOFT DOLLAR
       ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF
       GAINING CONTROL OF A COMPANY'S
       MANAGEMENT

RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES                    -   No more than 10% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes)
                                            -   Put and call options written by the Fund must be covered

   OTHER INVESTMENT COMPANIES               -   The Fund will not own more than 3% of the outstanding voting securities of any investment company
                                            -   No more than 5% of the Fund's net assets will be invested in any single investment company
                                            -   No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate

   ILLIQUID SECURITIES                      -   No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than
                                                7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

   INVESTMENT IN LOWER RATED SECURITIES     -   The Fund will not invest greater than 20% of its assets in securities rated below B-/B3.  Non-rated securities are not subject to this policy.
                                            -   The average rating of securities in the portfolio will not be less than B+/B1, with non-rated securities excluded from the calculation of the average.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                          -   Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 25% of its assets in the securities of a single issuer.

   CONCENTRATION                            -   The Fund will not purchase more than 10% of the outstanding securities of any issuer.
                                            -   The Fund will not invest more than 25% of its total assets in securities issued by issuers in any one country (except U.S.).

DERIVATIVE INSTRUMENTS
   (OTHER THAN FOREIGN CURRENCY)

   TYPES OF DERIVATIVES                     -   Futures contracts and related options on bonds or baskets or indexes of securities
                                            -   Options on bonds and other securities
                                            -   Swap contracts, including interest rate swaps, total return swaps, credit default swaps and contracts for differences
                                            -   Structured notes

   USES OF DERIVATIVES

   HEDGING                                  -   Traditional Hedging:  Bond futures, related options, Bond options and swap contracts used to hedge against a market or credit risk already generally present in the Fund.
                                            -   Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the fund may hedge market risk
                                                (risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently.
                                                Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

   INVESTMENT                               -   The Fund may use derivative instruments (particularly long futures contracts,

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
                                                related options and long swap contracts) in place of investing directly in securities.  Because a foreign derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.



   RISK MANAGEMENT -                        -   The Fund may use options, futures, related options and swap
   SYNTHETIC SALES AND PURCHASES                contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual countries and issuers.
                                                Sometimes, such transactions are used as a precursor to actual sales and purchases.

   LIMITATIONS ON THE USE OF DERIVATIVES    -   There is no limit on the use of derivatives for hedging purposes.
                                            -   The face value of derivatives used for investment purposes will be limited to 25% of the Fund's assets.  When a currency forward is used in conjunction with a derivative for investment purposes, the currency forward will not be independently counted for this restriction.
                                            -   When long futures contracts and long swaps are used for investment, an amount of cash or high quality debt securities equal to the face value of all such long derivative positions will be segregated against such exposure.  However, for purposes of this restriction, if an existing long exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to segregate against a new long derivative exposure.
                                            -   The net long exposure of the Fund, including direct investment in securities and long derivative positions,  will not exceed 100% of the
                                                Fund's net assets.
                                            -   The aggregate absolute face value of all futures contracts and swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 100% of the Fund's assets.
                                            -   Except when such instruments are used for bona-fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.
                                            -   Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.  Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS   -   Buying and selling spot currencies
                                            -   Forward foreign currency contracts
                                            -   Currency futures contracts and related options
                                            -   Options on currencies
                                            -   Currency swap contracts

   USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING                                  -   Traditional Hedging: The Fund may effect foreign currency transactions -
                                                generally short forward or futures contracts -  to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar.  The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign
                                                currencies. -   Anticipatory Hedging: When the Fund enters into a
                                                contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency
                                                forwards or futures. -   Proxy Hedging: The Fund may hedge the exposure
                                                of a given foreign currency by using an instrument relating to a different currency which the Manager believes is highly correlated to the currency being hedged.

   INVESTMENT                               -   The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities

   RISK MANAGEMENT                          -   Subject to the limitations described below, the Fund may use foreign currency

                                                transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This may include long and short exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.



   LIMITATIONS OF FOREIGN CURRENCY          -   Written put and call options on currencies and currency futures
   TRANSACTIONS                                 will always be covered
                                            -   The aggregate absolute face value of all currency forward, currency futures and currency swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 50% of the Fund's assets



GMO SHORT-TERM INCOME FUND
PERFORMANCE BENCHMARK:  Salomon 3 Month Treasury-Bill Index
GENERAL OBJECTIVE: Seeks current income to the extent consistent with the preservation of capital and liquidity through investment in fixed income instruments rated high quality by Standard & Poor's Corporation or by Moody's Investors Service, Inc. or considered by GMO to be of comparable quality. The Fund is not a money market fund.


PERMITTED INVESTMENTS

   U.S. Government securities                   -   The dollar-weighted average portfolio maturity of the Fund will
   Prime commercial paper                           not exceed three years.
   Master demand notes
   Certificates of  deposit
   Bankers' acceptances
   Other bank obligations (including foreign
      branches of domestic banks)
   Foreign securities
   Repurchase Agreements
   Adjustable Rate Securities
   High Quality corporate debt securities
      (including those backed by pools of
      commercial or consumer finance loans)

      The Fund may purchase any of the above instruments through firm commitment arrangements with domestic commercial banks and registered broker-dealers. The Fund may enter into repurchase agreements with such banks and broker-dealers with respect to any of the above instruments and with respect to longer term U.S. Government Securities or corporate debt securities rated at least "AA" by S&P or at least "AA" by Moody's. When the Fund has purchased a security subject to a repurchase agreement, the amount and maturity of the Fund's investment will be determined by reference to the amount and term of the repurchase agreement, not by reference to the underlying security.

PROHIBITED INVESTMENTS AND PRACTICES
   The Fund will not engage in the following practices except as indicated:

   DERIVATIVE INSTRUMENTS                       The Fund will not invest in options, futures, options on futures, forward foreign currency contracts or swap contracts.

   PURCHASING SECURITIES ON MARGIN              Except for short-term credits necessary for clearance of transactions.

   SHORT SALES OF SECURITIES                    Except when such sales are "against-the-box."

   BORROWING MONEY                              Except that the Fund may borrow up to 5% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.


   UNDERWRITING SECURITIES                      Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS                                 Except by way of purchasing of debt obligations, repurchase agreements and securities lending.  The Fund may loan securities valued at up to
                                                33 1/3% of its total assets.

   INVESTING IN NON-FINANCIAL COMMODITY
          CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE
          ARRANGEMENTS
   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS

RESTRICTIONS AND LIMITATIONS

   DEBT SECURITIES/CORPORATE DEBT           -   At the time of investment, corporate debt securities and debt
SECURITIES                                      securities backed by pools of commercial or consumer finance loans must be rated at least "AA" by S&P or least "AA" by Moody's.

   CDS, BANKERS' ACCEPTANCES/OTHER BANK     -   At the time of investment, must be issued by banks having total
DEBT OBLIGATIONS                                assets of at least $2 billion as of the date of the bank's most recently published financial statements.
                                            -   The Fund may invest in CD's of $100,000 or less of domestic banks and savings and loan associations, regardless of total assets, if they are insured as to the principal by the FDIC or the Federal Savings and
                                                Loan Insurance Corporation.

   PRIME COMMERCIAL PAPER/MASTER            -   At the time of investment, prime commercial paper and master demand
DEMAND NOTES                                    notes must be rated "A-1" by S&P or "Prime-1" by Moody's or, if unrated, issued by companies having an outstanding debt issue rated at least "AA"
                                                by S&P or at least "AA" by Moody's.

   INVESTMENT IN SECURITIES ISSUED BY       -   Debt: The Fund may not purchase more than 10% of any such company's
   BROKERS, DEALERS, UNDERWRITERS AND           total outstanding debt in the aggregate.
   INVESTMENT ADVISERS
                                            -   Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.

                                                This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                          -   Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issue.


   CONCENTRATION                            -   No more than 25% of the Fund's assets will be invested in
                                                securities of issuers in any one industry, except that up to 100% of the
                                                Fund's assets may be invested in obligations issued by banks, and up to
                                                15% of its assets in obligations issued by any one bank.

GMO ASSET ALLOCATION FUNDS

ASSET ALLOCATION FUND:                               PERFORMANCE BENCHMARK:
WORLD EQUITY ALLOCATION FUND                      WORLD-LITE EXTENDED INDEX
GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND         GMO GLOBAL (U.S.+) EQUITY INDEX
GMO GLOBAL BALANCED ALLOCATION FUND               LEHMAN BROTHERS AGGREGATE BOND
                                                         INDEX
GMO INTERNATIONAL EQUITY ALLOCATION FUND          EAFE-LITE EXTENDED INDEX

General Objective: Invest in other series of GMO Trust to outperform a specified benchmark.


THE GMO ASSET ALLOCATION FUNDS (THE "FUNDS") ARE FUNDS-OF-FUNDS.

   PERMITTED INVESTMENTS

The Funds will invest primarily in Class III shares of other Funds of GMO Trust as listed below.(59) In addition, the Funds may also hold cash and invest in short-term fixed income securities and high quality money market instruments such as securities issued by the U.S. Government and agencies thereof, bankers' acceptances, commercial paper and bank certificates of deposit.

Each of the Allocation Funds may invest in the other Funds of GMO Trust indicated below and within the limits specified below:

WORLD EQUITY ALLOCATION FUND                -    THE WORLD EQUITY ALLOCATION AND THE GLOBAL (U.S.+) EQUITY FUNDS
                AND                              WILL INVEST TO VARYING EXTENTS IN THE FOLLOWING FUNDS:  Core Fund,
GLOBAL (U.S. +) EQUITY ALLOCATION FUND:          Value Fund, Growth Fund, Fundamental Value Fund, Small Cap Value
                                                 Fund, Small Cap Growth Fund, REIT Fund, International Core Fund,
                                                 Currency Hedged International Core Fund, Foreign Fund, International
                                                 Small Companies Fund, Japan Fund, Emerging Markets Fund and Evolving
                                                 Countries Fund.

                                            -    THE WORLD EQUITY ALLOCATION AND THE GLOBAL (U.S.+) EQUITY
                                                 ALLOCATION FUNDS MAY INVEST UP TO 15% OF THEIR RESPECTIVE NET ASSETS
                                                 IN ANY COMBINATION OF THE FOLLOWING FUNDS:  Domestic Bond Fund,
                                                 International Bond Fund, Currency Hedged International Bond Fund,
                                                 Global Bond Fund, Emerging Country Debt Fund, Inflation Indexed Bond
                                                 Fund, U.S. Bond/Global Alpha A Fund and U.S. Bond/Global Alpha B Fund.

-------------------
         (59) Investors in Asset Allocations Funds should be aware that the Asset Allocation Funds will indirectly engage in the practices which the underlying Funds in which they are invested engage.

INTERNATIONAL EQUITY ALLOCATION FUND:     -    THE INTERNATIONAL EQUITY ALLOCATION FUND WILL INVEST TO VARYING
                                               EXTENTS IN THE FOLLOWING FUNDS:  International Core Fund, Currency
                                               Hedged International Core Fund, Foreign Fund, International Small
                                               Companies Fund, Japan Fund, Emerging Markets Fund and Evolving
                                               Countries Fund.

                                          -    THE INTERNATIONAL EQUITY ALLOCATION FUND MAY INVEST UP TO 15% OF
                                               ITS NET ASSETS IN ANY COMBINATION OF THESE FUNDS:  Domestic Bond
                                               Fund, International Bond Fund, Currency Hedged International Bond
                                               Fund, Global Bond Fund, Emerging Country Debt Fund, Inflation Indexed
                                               Bond Fund, U.S. Bond/Global Alpha A Fund and U.S. Bond/Global Alpha B
                                               Fund.

GLOBAL BALANCED ALLOCATION FUND:          -    THE GLOBAL BALANCED ALLOCATION FUND WILL INVEST TO VARYING
                                               EXTENTS IN THE FOLLOWING FUNDS:  Core Fund, Value Fund, Growth Fund,
                                               Fundamental Value Fund, Small Cap Value Fund, Small Cap Growth Fund,
                                               REIT Fund, International Core Fund, Currency Hedged International
                                               Core Fund, Foreign Fund, International Small Companies Fund, Japan
                                               Fund, Emerging Markets Fund and Evolving Countries Fund, Domestic
                                               Bond Fund, International Bond Fund, Currency Hedged International
                                               Bond Fund, Global Bond Fund, Emerging Country Debt Fund, Inflation
                                               Indexed Bond Fund, U.S. Bond/Global Alpha A Fund and U.S. Bond/Global
                                               Alpha B Fund.

FIXED INCOME SECURITIES                   -    Global Balanced Allocation Fund has a fundamental policy that, under normal market conditions, it will invest in equity securities of underlying Funds such that at least 25% of its total assets will indirectly be invested in fixed income securities.

                                                   BENCHMARKS AND INDEXES

GMO WORLD-LITE EXTENDED INDEX:                 A modification of MSCI World where GMO reduces the market capitalization of Japan by 40% relative to MSCI World and adds those additional countries represented in the IFC Investable Index.

GMO GLOBAL (U.S.+) EQUITY INDEX:               A composite benchmark computed by GMO and comprised 75% by S&P 500 and 25%
                                               by EAFE-Lite Extended.

GMO GLOBAL BALANCED INDEX:                     A composite benchmark computed by GMO and comprised 48.75% by S&P 500,
                                               16.25% by EAFE-Lite Extended and 35% by Lehman Brothers Government.

GMO EAFE-LITE EXTENDED INDEX:                  A modification of GMO EAFE-Lite where GMO adds those additional countries represented by the IFC Investable Index.  GMO EAFE-Lite Index is a
                                               modification of EAFE where GMO reduces the market capitalization of Japan by 40% relative to EAFE.

GMO U.S. SECTOR FUND
PERFORMANCE BENCHMARK: S&P 500
GENERAL OBJECTIVE: Maximize total return greater than that of the S&P 500 through investment in common stocks, either directly or through investment in other Funds of GMO Trust.


PERMITTED INVESTMENTS

EQUITY SECURITIES:                               -  At least 65% of the Fund's total assets will be invested
   Domestic common stocks                           in or exposed to(60) domestic common stocks
   Convertible securities                        -  Substantially all of the Fund's total assets will be
   Securities of Foreign Issuers (traded on         invested in or exposed to equity securities of at least 125
          U.S. Exchanges)                           companies chosen from among the Wilshire 5000 Index
                                                 -  The Fund's total assets will primarily be invested in or
OTHER EQUITY SECURITIES:                            exposed to the "Large Cap 1200"
   Depository Receipts                           -  The U.S. Sector Fund may invest in the securities
   Illiquid Securities                              identified in this Summary directly or through investment in
   144A Securities                                  other Funds of GMO Trust ("Underlying Funds").  Thus, the Fund
   Restricted Securities                            may operate as a Fund-of-Funds.  The Fund may invest in any of
   Futures and Related Options on                   the following underlying Funds:
       securities and indexes
   REITs                                                -        GMO Core Fund
   Exchange-traded and OTC options on                   -        GMO Growth Fund
      Securities and indexes                            -        GMO Value Fund
      (including writing covered options)               -        GMO Small Cap Growth Fund
   Equity Swap Contracts                                -        GMO Small Cap Value Fund
   Contracts for Differences                            -        GMO REIT Fund

                                                    Investors should review the Summary of Investment Guidelines for each of these underlying Funds in considering investment in the U.S. Sector Fund.

      The Fund will normally have greater than 95% of its total assets invested in or exposed to the securities of the two categories above.

   CASH AND MONEY MARKET INSTRUMENTS             -  The Fund will not normally have greater than 5% of its net assets
   Any short-term assets will be invested in        exposed to cash and money market instruments.  This limitation
   cash or High Quality Money Market                does not include cash and money market instruments in margin or other
   Instruments including securities issued by       segregated accounts held against exposure achieved through derivative
   the U.S. government and agencies thereof,        instruments ("equitized cash")
   bankers' acceptances, commercial paper,
   bank certificates of deposit and repurchase
   agreements

PROHIBITED INVESTMENTS AND PRACTICES
   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN                  Except for short-term credits necessary for clearance of
                                                    transactions

   SHORT SALES OF SECURITIES                        Except when such sales are "against-the-box"

   BORROWING MONEY                                  Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy

-------------------
         (60) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   UNDERWRITING SECURITIES                          Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of
                                                    portfolio investments

   MAKING LOANS                                     Except by way of purchasing of debt obligations, repurchase agreements and securities lending.  Fund may loan securities valued at up to 33-1/3% of its total assets

   PLEDGING, HYPOTHECATING OR                       Except that collateral arrangements with respect to swap
    MORTGAGING FUND ASSETS                          agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.  The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.

   SELLING UNCOVERED PUT AND CALL
       OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY
     CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE
     ARRANGEMENTS
   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF
     GAINING CONTROL OF A COMPANY'S MANAGEMENT

RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES                         -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes)

                                                 -  Put and call options written by a Fund must be covered

   ILLIQUID SECURITIES                           -  No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

   INVESTMENT IN INSURANCE COMPANIES             -  The Fund will not purchase more than 10% of the total
                                                    outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY            -  Equity: The Fund will not purchase more than 5% of any class of
   BROKERS, DEALERS, UNDERWRITERS AND               stock of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                                 -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                                 -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.  The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                    This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                               -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issue.

                                                 -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.

                                                 -  The Fund will be invested in the securities of at least 125 issuers.

   CONCENTRATION                                 -  No more than 25% of the Fund's assets will be invested in securities of issuers in any one industry.

DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                          -  Futures contracts and related options on securities indexes

                                                 -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.

                                                 -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities

                                                 -  Contracts for differences: equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES

   HEDGING                                       -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(61)

                                                 -  Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.  Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the
                                                    Fund to dispose of securities in a more orderly fashion without the
                                                    Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT                                    -  The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash balances held by the Fund.  The
                                                    Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.

   RISK MANAGEMENT -                             -  The Fund may use equity futures, related options and equity
   SYNTHETIC SALES AND PURCHASES                    swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual markets, sectors and equities.  Sometimes, such transactions are used as a precursor to actual sales and purchases.  For example, if the Fund held a large proportion of stocks of a particular market and the
                                                    Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically  "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

-------------------
         (61) The Fund may use such hedging to remove or reduce general market exposure (e.g. an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g. a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

   LIMITATIONS ON THE USE OF DERIVATIVES         -  There is no limit on the use of derivatives for hedging purposes.

                                                 -  The face value of derivatives used for investment purposes will be limited to 25% of the Fund's assets.  When a currency forward is used in conjunction with an equity derivative for investment purposes, the currency forward will not be independently counted for this restriction.

                                                 -  When long futures contracts and long equity swaps are used for investment, an amount of cash or high quality debt securities equal to the face value of all such long derivative positions will be segregated against such exposure.  However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to segregate against a new long derivative exposure.

                                                 -  The net long equity exposure of the Fund, including direct investment in securities and long derivative positions,  will not exceed 100% of the Fund's net assets.

                                                 -  The aggregate absolute face value of all futures contracts and swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 100% of the Fund's assets.

                                                 -  Except when such instruments are used for bona-fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

                                                 -  Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.
                                                    Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

                   COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

COMMERCIAL PAPER RATINGS

Commercial paper ratings of Standard & Poor's Corporation ("Standard & Poor's") are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Commercial paper rated A-2 by Standard & Poor's indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement of relatively high financial leverage. Adequate alternative liquidity is maintained.

CORPORATE DEBT RATINGS

Standard & Poor's Corporation. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The following is a summary of the ratings used by Standard & Poor's for corporate debt:

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the maturity of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C -- The rating C is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Investors Services, Inc. The following is a summary of the ratings used by Moody's Investor Services, Inc. for corporate debt:

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

         1.       An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

         3. There is lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols 1Aa1, A1, Baa1 and B1.

                              FINANCIAL STATEMENTS

         The Trust's audited financial statements for the fiscal year ended February 28, 1999 included in the Trust's Annual Reports filed with the Securities and Exchange Commission on ________, 1999 pursuant to Section 30(d) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are (with the exception of the financial statements relating to the Pelican Fund, the Tax-Managed U.S. Equities Fund and the Tax-Managed International Equities Fund) hereby incorporated in this Statement of Additional Information by reference. [to be completed by amendment]

                                    GMO TRUST

                          SPECIMEN PRICE-MAKE-UP SHEET

         Following are computations of the total offering price per share for each class of shares of each Fund of the Trust (except for the Pelican Fund and the Tax-Managed Funds) offering shares of beneficial interest as of February 28, 1999, in each case based upon their respective net asset values and shares of beneficial interest outstanding at the close of business on February 28, 1999.

----------------------------------------------------------------------------------------------------------------------
Core Fund-Class II
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $18.57 per share based on 2,244,091 shares of
beneficial interest outstanding)                                                                          $41,683,734
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($18.57 x 100/99.86) *                                                                       $18.60

----------------------------------------------------------------------------------------------------------------------
Core Fund-Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $18.59 per share based on 95,765,511 shares of                   $1,780,010,556
beneficial interest outstanding)
----------------------------------------------------------------------------------------------------------------------
Offering Price ($18.59 x 100/99.86)*                                                                           $18.62

----------------------------------------------------------------------------------------------------------------------
Core Fund-Class IV
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $18.58 per share based on 83,082,861 shares of                   $1,543,655,409
beneficial interest outstanding)
----------------------------------------------------------------------------------------------------------------------
Offering Price ($18.58 x 100/99.86)*                                                                           $18.61

----------------------------------------------------------------------------------------------------------------------
Tobacco-Free Core Fund-Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $14.26 per share based on

-------------------

*Represents maximum offering price charged on certain cash purchases. See "Purchase of Shares" in the Shareholder's Manual.

15,926,141 shares of beneficial interest outstanding)                                                    $227,158,485
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($14.26 x 100/99.86)*                                                                        $14.28
----------------------------------------------------------------------------------------------------------------------
Value Fund-Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $10.40 per share based on 19,509,551 shares of                     $202,841,748
beneficial interest outstanding)
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($10.40 x 100/99.86) *                                                                       $10.41
----------------------------------------------------------------------------------------------------------------------
Fundamental Value Fund-Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $7.07 per share based on 11,614,256 shares of
beneficial interest outstanding)                                                                          $82,061,827
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($7.07 x 100/99.85)*                                                                          $7.08
----------------------------------------------------------------------------------------------------------------------
Growth Fund-Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $4.14 per share based on 38,161,658 shares of                      $158,084,241
beneficial interest outstanding)
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($4.14 x 100/99.86)*                                                                          $4.15
----------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund-Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $11.69 per share based on 29,733,908 shares of
beneficial interest outstanding)                                                                         $347,683,667
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($11.69 x 100/99.50)*                                                                        $11.75
----------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund-Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $10.88 per share based on 11,941,849 shares of
beneficial interest outstanding)                                                                         $129,983,371
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($10.88 x 100/99.50) *                                                                       $10.93
----------------------------------------------------------------------------------------------------------------------
REIT Fund-Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $9.13 per share based on 15,679,339 shares of
beneficial interest outstanding)                                                                         $143,129,061
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($9.13 x 100/99.50) *                                                                         $9.18
----------------------------------------------------------------------------------------------------------------------
International Core Fund-Class II
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $20.33 per share  based on 900,016 shares of                        $18,295,165
beneficial interest outstanding)
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($20.33 x 100/99.40)*                                                                        $20.45
----------------------------------------------------------------------------------------------------------------------
International Core Fund-Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $20.38 per share based on 98,063,484 shares of                   $1,998,447,051
beneficial interest outstanding)
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($20.38 x 100/99.40)*                                                                        $20.50
----------------------------------------------------------------------------------------------------------------------
International Core Fund-Class IV
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $20.37 per share based on 27,849,815 shares of                     $567,219,366
beneficial interest outstanding)
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($20.37 x 100/99.40)*                                                                        $20.49
----------------------------------------------------------------------------------------------------------------------
Currency Hedged International Core Fund-Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $9.28 per share based on 10,505,539 shares of
beneficial interest outstanding)                                                                          $97,450,066
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($9.28 x 100/99.40)*                                                                          $9.34
----------------------------------------------------------------------------------------------------------------------

-------------------

*Represents maximum offering price charged on certain cash purchases. See "Purchase of Shares" in the Shareholder's Manual.

Currency Hedged International Core Fund-Class IV
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $9.27 per share based on 11,752,364 shares of
beneficial interest outstanding)                                                                         $108,955,994
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($9.27 x 100/99.40)*                                                                          $9.33
----------------------------------------------------------------------------------------------------------------------
Foreign Fund-Class II
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $11.79 per share based on 2,864,266 shares of                       $33,779,775
beneficial interest outstanding)
----------------------------------------------------------------------------------------------------------------------
   Offering Price                                                                                              $11.79
----------------------------------------------------------------------------------------------------------------------
Foreign Fund-Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $11.81 per share based on 78,531,599 shares of
beneficial interest outstanding)                                                                         $927,108,342
----------------------------------------------------------------------------------------------------------------------
   Offering Price                                                                                              $11.81
----------------------------------------------------------------------------------------------------------------------
Foreign Fund-Class IV
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $11.81 per share based on 11,072,392 shares of
beneficial interest outstanding)                                                                         $130,759,656
----------------------------------------------------------------------------------------------------------------------
   Offering Price                                                                                              $11.81
----------------------------------------------------------------------------------------------------------------------
International Small Companies Fund-Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $11.02 per share based on 14,345,328 shares of
beneficial interest outstanding)                                                                         $158,141,534
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($11.02 x 100/99.00)*                                                                        $11.13
----------------------------------------------------------------------------------------------------------------------
Japan Fund-Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $6.20 per share based on 20,716,627 shares of                      $128,389,472
beneficial interest outstanding)
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($6.20 x 100/99.60)*                                                                          $6.22
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund-Class III
----------------------------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $6.30 per share based on 83,108,361 shares of                       $523,860,597
beneficial interest outstanding
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($6.30 x 100/98.40) *                                                                         $6.40
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund-Class IV
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $6.30 per share based on 41,401,009 shares of                      $260,748,584
beneficial interest outstanding)
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($6.30 x 100/98.40)*                                                                          $6.40
----------------------------------------------------------------------------------------------------------------------
Evolving Countries Fund-Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $5.73 per share based on 5,527,608 shares of
beneficial interest outstanding)                                                                          $31,657,979
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($5.73 x 100/98.4) *                                                                          $5.82
----------------------------------------------------------------------------------------------------------------------
Asia Fund-Class III
----------------------------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $7.67 per share based on 10,094,391 shares of
beneficial interest outstanding)                                                                          $77,404,021
----------------------------------------------------------------------------------------------------------------------
  Offering Price ($7.67 x 100/98.80) *                                                                          $7.76
----------------------------------------------------------------------------------------------------------------------
Global Properties Fund-Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $7.96 per share based on 984,265

-------------------
*Represents maximum offering price charged on certain cash purchases. See "Purchase of Shares" in the Shareholder's Manual.

shares of beneficial interest outstanding)                                                                 $7,831,831
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($7.96 x 100/99.40) *                                                                         $8.01
----------------------------------------------------------------------------------------------------------------------
Global Hedged Equity Fund-Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $7.59 per share based on 6,678,751 shares of
beneficial interest outstanding)                                                                          $50,670,702
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($7.59 x 100/99.63) *                                                                         $7.62
----------------------------------------------------------------------------------------------------------------------
Domestic Bond Fund-Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $9.65 per share based on 18,150,835 shares of                      $175,070,670
beneficial interest outstanding)
----------------------------------------------------------------------------------------------------------------------
   Offering Price                                                                                               $9.65
----------------------------------------------------------------------------------------------------------------------
U.S. Bond/Global Alpha A Fund-Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $10.23 per share based on 14,047,932 shares of
beneficial interest outstanding)                                                                         $143,702,899
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($10.23 x 100/99.85) *                                                                       $10.25
----------------------------------------------------------------------------------------------------------------------
U.S. Bond/Global Alpha B Fund-Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $7.18 per share based on 19,250,632 shares of
beneficial interest outstanding)                                                                         $138,146,240
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($7.18 x 100/99.85) *                                                                         $7.19
----------------------------------------------------------------------------------------------------------------------
International Bond Fund-Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $10.06 per share based on 18,065,517 shares of
beneficial interest outstanding)                                                                         $181,828,896
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($10.06 x 100/99.85)*                                                                        $10.08
----------------------------------------------------------------------------------------------------------------------
Currency Hedged International Bond Fund-Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $10.47 per share based on 30,919,079 shares of
beneficial interest outstanding)                                                                         $323,711,300
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($10.47 x 100/99.85) *                                                                       $10.49
----------------------------------------------------------------------------------------------------------------------
Global Bond Fund-Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $9.87 per share based on 16,536,313 shares of
beneficial interest outstanding)                                                                         $163,210,494
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($9.87 x 100/99.85)*                                                                          $9.88
----------------------------------------------------------------------------------------------------------------------
Emerging Country Debt Fund-Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $6.89 per share based on 65,316,585 shares of
beneficial interest outstanding)                                                                         $450,336,336
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($6.89 x 100/99.50)*                                                                          $6.92
----------------------------------------------------------------------------------------------------------------------
Emerging Country Debt Fund-Class IV
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $6.90 per share based on 46,885,196 shares of
beneficial interest outstanding)                                                                         $323,284,624
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($6.90 x 100/99.50)*                                                                          $6.93
----------------------------------------------------------------------------------------------------------------------
Short-Term Income Fund-Class III
Net Assets at Value (Equivalent to $9.63 per share based on 5,543,812 shares of
beneficial interest outstanding)                                                                          $53,387,397
----------------------------------------------------------------------------------------------------------------------
   Offering Price                                                                                               $9.63
----------------------------------------------------------------------------------------------------------------------

-------------------
*Represents maximum offering price charged on certain cash purchases. See "Purchase of Shares" in the Shareholder's Manual.

Inflation Indexed Bond Fund-Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $9.88 per share based on 2,544,042 shares of
beneficial interest outstanding)                                                                          $25,147,410
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($9.88 x 100/99.90) *                                                                         $9.89
----------------------------------------------------------------------------------------------------------------------
Emerging Country Debt Share Fund
----------------------------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $6.84 per share based on 6,024,383 shares of
beneficial interest outstanding) *                                                                        $41,215,717
----------------------------------------------------------------------------------------------------------------------
  Offering Price                                                                                                $6.84
----------------------------------------------------------------------------------------------------------------------
International Equity Allocation Fund-Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $8.28 per share based on 10,891,670 shares of
beneficial interest outstanding)                                                                          $90,161,168
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($8.28 x 100/99.20) *                                                                         $8.35
----------------------------------------------------------------------------------------------------------------------
World Equity Allocation Fund-Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $8.52 per share based on 3,472,311 shares of
beneficial interest outstanding)                                                                          $29,581,806
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($8.52 x 100/99.34)*                                                                          $8.58
----------------------------------------------------------------------------------------------------------------------
Global (U.S.+) Equity Allocation Fund-Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $8.85 per share based on 3,670,478 shares of
beneficial interest outstanding)                                                                          $32,473,608
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($8.85 x 100/99.53) *                                                                         $8.89
----------------------------------------------------------------------------------------------------------------------
Global Balanced Allocation Fund-Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $10.51 per share based on 12,144,101 shares of                     $127,600,424
beneficial interest outstanding)
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($10.51 x 100/99.65)*                                                                        $10.55
----------------------------------------------------------------------------------------------------------------------
U.S. Sector Fund-Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $4.63 per share based on 3,636,151 shares of                        $16,830,002
beneficial interest outstanding)
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($4.63 x 100/99.73)*                                                                          $4.64
----------------------------------------------------------------------------------------------------------------------

-------------------
*Represents maximum offering price charged on certain cash purchases. See "Purchase of Shares" in the Shareholder's Manual.

                       GMO TAX-MANAGED U.S. EQUITIES FUND
                   GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
                   40 Rowes Wharf, Boston, Massachusetts 02110


         The GMO TAX-MANAGED U.S. EQUITIES FUND (the "TAX-MANAGED U.S. EQUITIES FUND") and the GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND (the "TAX-MANAGED INTERNATIONAL EQUITIES FUND") (each a "FUND" and collectively the "FUNDS") are two of thirty-six separate investment portfolios currently offered by GMO TRUST (the "TRUST"), an open-end management investment company. The other portfolios are offered pursuant to separate prospectuses. GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC (the "MANAGER" or "GMO") is the investment manager for each of the Funds.




                              INVESTMENT MANAGER &
                             CLIENT SERVICE PROVIDER

                     GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC

                                     ("GMO")

                               Tel: (617) 346-7646
                               Fax: (617) 439-4192









THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS                                                         JUNE 30, 1999

                                TABLE OF CONTENTS

                                                                           Page

FUND OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

PRINCIPAL RISKS

FEES AND EXPENSES

MULTIPLE CLASSES

BENCHMARKS AND INDEXES

DETERMINATION OF NET ASSET VALUE

SPECIAL INFORMATION ON REDEMPTIONS IN KIND

TAXES

MANAGEMENT OF THE TRUST

FINANCIAL HIGHLIGHTS

ADDITIONAL INFORMATION

PURCHASE AND SALE INFORMATION

SHAREHOLDER INQUIRIES

               FUND OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

         The following summary describes each Fund's investment objective and principal investment strategies. A "Summary of Principal Risks" describing the principal risks of investing in the Funds begins on page [__]. For additional information regarding each Fund's investment strategies and risks, see "Description and Risks of Fund Investments" and "Investment Guidelines" in the Statement of Additional Information.

         In the Fund summaries that follow, the summaries note that each Fund will "invest primarily in" a particular type of securities or other assets. Investors should understand that this Prospectus uses the word "invest" to mean not only direct investment in a particular asset but also indirect investment in or exposure to the asset through the use of derivatives and related instruments.

         It is possible to lose money on investments in the Funds. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         The Funds are managed and/or meant to be measured relative to a specified benchmark or index. While the Funds may be managed or measured relative to these benchmarks or indexes, neither of the Funds is managed as an "index fund" or "index-plus fund," and the actual composition of a Fund's portfolio may differ substantially from that of its benchmark or index. The benchmark or index against which the Manager measures its performance is listed immediately below the relevant Fund's name under "Fund Objectives and Principal Investment Strategies" and may be changed from time to time. Some general information about the benchmarks and indexes is provided under "Benchmarks and Indexes" later in this Prospectus

         Each Fund may employ various strategies designed to minimize the impact of taxes on investors' returns. The Manager will seek to minimize portfolio turnover in order to defer the realization and minimize the distributions of capital gains. The Manager may, when appropriate, sell securities in order to realize capital losses so as to offset realized capital gains, thus reducing net capital gains distributions. In addition, when making sales of specific securities, the Manager will attempt to sell shares on which it has the highest cost basis in order to minimize capital gains. The Manager also plans to meet redemption requests through in-kind redemptions, that is, to pay the redemption price in whole or in part by a distribution of appreciated securities held by the Fund in lieu of cash. By redeeming a shareholder in-kind with appreciated securities, the Fund will not be required to distribute the capital gains in those securities to the shareholders in the Fund. The effect to the redeeming shareholder is the same for federal income tax purposes as a redemption in cash.

                                                                          FUND CODES
GMO TAX-MANAGED U.S. EQUITIES FUND                        Ticker        Symbol           Cusip
                                                          ------        ------         ----------
CURRENT BENCHMARK:
GMO S&P 500  (After Tax) Class III                         n/a            n/a          362008 69 0
FUND INCEPTION DATE: 7/23/98


INVESTMENT OBJECTIVE: The GMO Tax-Managed U.S. Equities Fund seeks high after-tax total return primarily through investment in U.S. equity securities.

INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies chosen from among the 1000 companies with the largest equity capitalization and whose securities are listed on a United States national securities exchange. The Fund may also use derivatives and related instruments.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivatives and related instruments to: (i) hedge equity exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities. The Fund will not use derivative instruments to expose on a net basis more than 100% of its assets to equity securities or markets.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund pursues a disciplined long-term value approach that emphasizes high quality companies (those less affected by adverse economic conditions) and undervalued sectors. The Manager uses a macroeconomic approach to analyze and allocate to sectors that represent the best long term value. The Manager selects individual stocks based on a proprietary dividend discount model. The Manager then uses a tax-sensitive optimization process to evaluate a stock's return forecast and how much risk it adds to the portfolio, and to weigh the risk of the entire portfolio relative to the Fund's benchmark. In addition, the Manager explicitly considers expected transaction costs in the tax-sensitive portfolio optimization.

For a discussion of the principal risks of an investment in the Fund, see "Principal Risks" later in this section.

                                                                                FUND CODES
GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND                       Ticker        Symbol          Cusip
                                                                  ------        ------       -----------
CURRENT BENCHMARK:
GMO EAFE (After Tax)              Class III                        GTMIX         n/a         362008 66 6
FUND INCEPTION DATE: 7/29/98


INVESTMENT OBJECTIVE: The GMO Tax-Managed International Equities Fund seeks high after-tax total return primarily through investment in non-U.S. equity securities.

INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies in developed markets in the MSCI Perspectives universe. The Fund may also use derivatives and related instruments.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may invest a portion of its assets in securities of emerging markets issuers chosen from the IFC Global Emerging Markets database. The Fund may used exchange-traded and over-the-counter derivatives and related instruments to: (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund pursues a disciplined long-term value approach that emphasizes high quality companies (those less affected by adverse economic conditions). The Manager uses a macroeconomic approach to analyze and allocate to countries, sectors and currencies that represent the best long term value. The Manager selects individual stocks based on a proprietary dividend discount model. The Manager then uses a tax-sensitive optimization process to weigh the trade off between a stock's return forecast and how much risk it adds to the portfolio, the risk and forecasted return of all active currency positions and the risk of the entire portfolio relative to the Fund's benchmark. In addition, the Manager explicitly considers expected transaction costs in the tax-sensitive portfolio optimization.

For a discussion of the principal risks of an investment in the Fund, see "Principal Risks" later in this section.

                           SUMMARY OF PRINCIPAL RISKS

         The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values, and you could lose money by investing in these Funds. Factors that may affect a particular Fund's portfolio as a whole are called "principal risks." They are summarized in this section. This summary describes the nature of the risks so identified but is not intended to include every potential risk. The Funds could be subject to additional principal risks because the types of investments made by each Fund can change over time. In addition, the "Investment Guidelines" for each Fund that are set forth in the Statement of Additional Information include more information about the Funds and their investments. Copies of the Investment Guidelines and copies of the complete Statement of Additional Information are available free of charge by contacting the Manager.

         - MARKET RISK. Both of the Funds are subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by a Fund. The following summarizes certain general market risks associated with investments in equity securities.

         EQUITY SECURITIES. A principal risk of each Fund is that those equity securities will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons that directly relate to the issuing company, such as management performance, financial leverage and reduced demand for the issuer's goods or services. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions which are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

         The Funds maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects the Funds to unpredictable declines in the value of their shares, as well as periods of poor performance.

         Value Securities Risk. Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price lower than what is believed to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. Such companies may have experienced adverse business developments or may be subject to special risks. Other factors may also have caused their securities to be out of favor. However, these securities bear the risk that the companies may not overcome the adversity or that the market does not recognize the value of the company, such that the price of the securities may decline or may not approach the value that the Manager anticipates. Since value criteria are used extensively by the Manager with both Funds, both Funds will be exposed to these risks.

         Growth Securities Risk. Some equity securities (generally known as "growth securities") are purchased primarily because it is believed that the companies issuing the securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. As a general rule, growth securities often are more sensitive to general market movements than other types of stocks, because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. Both of the Funds may invest to a significant extent in growth securities, and therefore both Funds are subject to these risks.

          - LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such that a Fund may be prevented from selling particular securities at the price at which the Fund values them. Both Funds are subject to liquidity risk. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

         - SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in smaller, less seasoned companies may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with larger, more established companies. Each Fund may invest to a significant extent in the securities of smaller companies.

         - DERIVATIVES RISK. Both of the Funds may use derivatives, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Funds can use derivatives for many purposes, including for hedging and as a substitute for direct investment in securities or other assets. The Funds may also use derivatives as a way to efficiently adjust the exposure of the Funds to various securities, indexes and currencies without actually selling current assets and purchasing different assets. This is generally done either because the adjustment is expected to be relatively [ ] of effecting the sales and purchases of fund assets over time. For a description of the various derivative instruments that may be utilized by the Funds, please see "Description and Risks of Fund Investments" and "Investment Guidelines" in the Statement of

Additional Information.

         The use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, including market risk, liquidity risk and the credit risk of the counterparty to the derivatives contract. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indexes they are designed to hedge or to closely track. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.


         - FOREIGN INVESTMENT RISK Funds that invest in securities traded principally in securities markets outside the United States ("foreign securities") are subject to additional and more varied risks. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a Fund's investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities.

         While both Funds are exposed to these risks to some extent, these risks will be particularly pronounced for the Tax-Managed International Equities Fund, which expects to invest a significant portion of its assets in foreign securities.

         - CURRENCY RISK. Currency risk is the risk that fluctuations in the exchange rates may negatively affect the value of a Fund's investments. Currency risk includes both the risk that currencies in which a Fund's investments are denominated or currencies in which a Fund has taken an active investment position will decline in value relative to the U.S. Dollar and, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the

U.S. or abroad.

         The Funds may engage in proxy-hedging currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Fund owns or wants to own. In the case of cross-hedging positions, currency risk also includes the risk that the two currencies may not move in relation to one another as expected. In that case, the Fund could lose money on its investment and also lose money on the position designed to act as a proxy-hedge. The Funds may also take active currency positions and may cross-hedge currency exposure represented by its securities exposure into another foreign currency. This may result in a Fund's currency exposure being substantially different than that suggested by its securities investments.

          All Funds that invest or trade in foreign currencies or in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Currency risk is particularly pronounced for the Tax-Managed International Equities Fund, which regularly enters into derivative foreign currency transactions and may take active long and short currency positions through exchange traded and over-the-counter ("OTC") foreign currency transactions for investment purposes. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk in addition to currency risk as described below under "Leveraging Risk."

         - NON-DIVERSIFICATION RISK. Most analysts believe that overall risk can be reduced through diversification, while concentration of investments in a small number of securities increases risk. Neither Fund is "diversified" within the meaning of the 1940 Act. This means they are permitted to invest in a relatively small number of issuers and/or foreign currencies with greater concentration of risk.

         - LEVERAGING RISK. Each Fund's portfolio may at times be economically leveraged when the Fund temporarily borrows money to meet redemption requests and/or to settle investment transactions.

         Additionally, both Funds invest in derivatives. While neither Fund intends to use derivatives to create net exposure to securities, currencies or other assets in amounts greater than the total assets of the Fund, the Funds will often consider derivative instruments as offsetting one another or other assets such that only the net difference in the value of the derivatives and/or assets that are offsetting will be considered for these purposes. In these cases, to the extent that the offsetting positions do not behave in relation to one another as expected, the Funds may perform as if they were leveraged.

         This same compounding of risks can occur in the Tax-Managed International Equities Fund, which may take on simultaneous long and short positions in different currencies. While these long and short positions are managed such that the Fund's net investment in foreign currency does not exceed the Fund's net assets, a lack of correlation between currencies (which may or may not be anticipated by the Manager) may expose more than one hundred percent of the Fund's assets to currency risk.

         - CREDIT AND COUNTERPARTY RISK. This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of the Fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or to otherwise honor its obligations.

         Although the Funds do not expect to have a significant portion of their portfolios invested in fixed income securities, the Funds are nonetheless exposed to credit risk because they generally make substantial use of OTC derivatives (such as forward foreign currency contracts and swap contracts) and because they may engage to a significant extent in the lending of Fund securities or use of repurchase agreements.

         - MANAGEMENT RISK. Each Fund is subject to management risk because it relies on the Manager's ability to pursue its objective. The Manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. As noted above, the Manager may also fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. As indicated above, however, the Funds are generally not subject to the risk of market timing because they generally stay fully invested in the relevant asset class, such as domestic equities, foreign equities, or emerging country debt.

         - SPECIAL YEAR 2000 RISK CONSIDERATIONS. Many of the services provided to the Funds depend on the proper functioning of computer systems. Many systems in use today cannot distinguish between the year 1900 and the year 2000. Should any of the Funds' service systems fail to process information properly, that could have an adverse impact on the Funds' operations and services provided to shareholders. GMO, as well as the Funds' administrator, transfer agent, custodian and other service providers, have reported that each is working toward mitigating the risks associated with the "Year 2000 problem." However, there can be no assurance that the problems will be corrected in all respects and that the Funds' operations and services provided to shareholders will not be adversely affected.

                                FEES AND EXPENSES

-----------------------------     ---------------------------------------
                                        PURCHASE AND REDEMPTION FEES
                                       (fees paid directly to Fund at
       GMO Fund Name                      purchase or redemption)
-----------------------------     ---------------------------------------
                                                            Redemption
                                    Cash Purchase              Fees
                                       Premium              (as a % of
                                  (as a % of amount           amount
                                     invested)(1)          redeemed)(1)
-----------------------------     -------------------     ---------------
Tax-Managed U.S.   Equities
Fund
    Class III                           0.14%(2)              None

Tax-Managed International
Equities Fund
    Class III                           0.60%(2)              None


-----------------------------     -----------------------------------------------------------------------------------------------
                                                                  ANNUAL FUND OPERATING EXPENSES
       GMO Fund Name                                      (expenses that are deducted from Fund assets)
-----------------------------     -----------------------------------------------------------------------------------------------
                                   Investment      Shareholder                          Total
                                   Management        Service       Other             Operating        Expense        Net Expenses
                                      Fee             Fee(3)       Expenses(4)       Expenses         Reimburse-
                                                                                                      ment(5)
-----------------------------     -----------     ------------     -----------      -----------      -----------     ------------
Tax-Managed U.S.   Equities
Fund
    Class III                        0.33%             0.15%           0.08%            0.56%            0.08%            0.48%

Tax-Managed International
Equities Fund
    Class III                        0.54%             0.15%           0.24%            0.93%            0.24%            0.69%

Footnotes to the above tables begin on page ___ and are important to understanding this table.


                                    EXAMPLES

The examples below illustrate the expenses you would incur on a $10,000 investment over the stated timeframes, assuming your investment had a 5% return each year and the Fund's operating expenses remained the same. The examples are for comparative purposes only; they do not represent past or future expenses or performance, and your actual expenses and performance may be higher or lower.

--------------------------    ---------------------------------------------    -------------------------------------------------
                                              Example 1:                                         Example 2:
                                Assuming you redeem your shares at the              Assuming you do not redeem your shares
      GMO Fund Name                       end of each period
--------------------------    ---------------------------------------------    -------------------------------------------------
                                     1 Year                  3 Years                    1 Year                    3 Years
--------------------------    ---------------------    ---------------------   -----------------------    ----------------------
Tax-Managed U.S.
Equities Fund
    Class III                         $60                      $170                      $60                       $170

Tax-Managed
International Equities
Fund
    Class III                         $130                     $280                      $130                      $280

NOTES TO FEES AND EXPENSES

1. Purchase premiums and redemption fees generally apply only to cash transactions. These fees are paid to and retained by the Fund itself and are designed to allocate transaction costs caused by shareholder activity to the shareholder generating the activity, rather than to the Fund as a whole. The Manager may reduce these fees in certain limited circumstances described below.

         Normally no purchase premium is charged with respect to in-kind purchases of Fund shares. However, in the case of in-kind purchases involving transfers of large positions in markets where the cost of re-registration and/or other transfer expenses are high, the Tax-Managed International Equities Fund may charge a premium of up to 0.10% on in-kind purchases.

2. The purchase premium and/or redemption fee for this Fund may generally not be waived due to offsetting transactions, and may be waived in only rare circumstances. The premium or fee will only be waived for this Fund (i) if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds as part of effecting the transaction, (ii) during periods (expected to exist only rarely) when the Manager determines that the Fund is either substantially overweighted or underweighted with respect to its cash position so that a redemption or purchase will not require a securities transaction, or (iii) in certain other instances (not including offsetting transactions) where it is compelling to the Manager that the purchase or redemption will not result in transaction costs to the Fund. Any waiver with respect to this Fund must be arranged in advance with the Manager.

3. Shareholder Service Fee ("SSF") paid to GMO for providing client services and reporting services. The level of SSF is the sole economic distinction between the various classes of Fund shares. A lower SSF for larger investments reflects that the cost of servicing client accounts is lower for larger accounts when expressed as a percentage of the account.

4.       Based on estimated amounts for the Fund's first fiscal year.

5. The Manager has contractually agreed to reimburse each Fund with respect to certain Fund expenses through June 30, 2000 to the extent that the Fund's total annual operating expenses (excluding Shareholder Service Fees, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses and transfer taxes) would otherwise exceed the percentage of that Fund's daily net assets set forth under the heading "Investment Management Fee" for each Fund.

                                MULTIPLE CLASSES

Each Fund is currently offering only Class III Shares. The sole economic difference among the various classes of shares is the level of Shareholder Service Fee that the classes bear for client and shareholder service, reporting and other support. The existence of multiple classes reflects the fact that, as the size of a client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the Shareholder Service Fee is lower for classes where eligibility criteria require greater total assets under GMO's management.

         Eligibility for classes is generally dependent upon the aggregate of an investor's total assets under GMO's management or, in the case of Class IV Shares only, the investor's total assets in a particular Fund. More detailed information regarding: (1) which classes each Fund currently offers; (2) eligibility requirements for each class of each Fund; and (3) conversions between classes of shares, is contained in a separate document, the GMO Trust Shareholder's Manual. As described in greater detail in the Manual, under class conversion rules, the Manager evaluates annually whether a shareholder's shares should be automatically converted from a class of shares with a lower Shareholder Service Fee to a class of shares with a higher Shareholder Service Fee.

         The Manual accompanies this Prospectus, has been filed with the SEC and is incorporated by reference into this Prospectus. Additional copies of the Manual are available free of charge by contacting the Manager.


                             BENCHMARKS AND INDEXES

         For each of the Funds, the GMO benchmark differs from the broad-based index that the SEC requires each Fund to use in the average annual return table in that it is measured on an "after tax" basis. This means that the Manager measures the relevant Fund's after-tax performance against the Manager's calculation of the after-tax performance of the relevant benchmark. Some general information about each benchmark and index referred to in this Prospectus is provided in the table below.

----------------------------   ---------------------------    ----------------------------    --------------------------------------
       ABBREVIATION                    FULL NAME                 SPONSOR OR PUBLISHER                      DESCRIPTION
----------------------------   ---------------------------    ----------------------------    --------------------------------------
GMO S&P 500 (after tax)        GMO S&P 500 Index (after       GMO                             GMO calculates this index by tax)
                                                                                              applying a 40% tax (credit) on short-
                                                                                              term realized capital gains (losses),
                                                                                              a 40% tax on income, and a 20% tax
                                                                                              (credit) on long-term realized capital
                                                                                              gains (losses) on the securities
                                                                                              comprising the S&P 500 Index

GMO EAFE (after tax)           GMO EAFE Index (after tax)     GMO                             GMO calculates this index by applying
                                                                                              a 40% tax on income realized on the
                                                                                              securities comprising the MSCI EAFE
                                                                                              Index

                        DETERMINATION OF NET ASSET VALUE

         The net asset value of a share is determined for each Fund once on each day on which the New York Stock Exchange is open as of 4:15 p.m., New York City Time, except that a Fund may not determine its net asset value on days during which no security is tendered for redemption and no order to purchase or sell such security is received by the relevant Fund. A Fund's net asset value is determined by dividing the total market value of the Fund's portfolio investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day or, if there is no such reported sale, at the most recent quoted bid price. However, for those securities that are listed on an exchange but that exchange is less relevant in determining the market value of such securities than is the private market, a broker bid will be used. Criteria for relevance include where the securities are principally traded and what their intended market for disposition is. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price, except that debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, unless circumstances dictate otherwise. Circumstances may dictate otherwise, among other times, when the issuer's creditworthiness has become impaired.

         All other fixed income securities (which include bonds, loans and structured notes) and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. While the Manager evaluates such primary pricing sources on an ongoing basis, and may change any pricing source at any time, the Manager will not normally evaluate the prices supplied by the pricing sources on a day-to-day basis. However, the Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has the power to override any price supplied by a source (by taking a price supplied from another) because of such price activity or because the Manager has other reasons to suspect that a price supplied may not be reliable.

         Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or persons acting at their direction. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees may determine in computing net asset value.

         Because of time zone differences, foreign exchanges and securities markets will usually be closed prior to the time of the closing of the New York Stock Exchange and values of foreign options and foreign securities will be determined as of the earlier closing of such exchanges and securities markets. However, events affecting the values of such foreign securities may occasionally occur between the earlier closings of such exchanges and securities markets and the closing of the New York Stock Exchange which will not be reflected in the computation of the Funds' net asset value. If an event materially affecting the value of such foreign securities occurs during such period, then such securities may be valued at fair value as determined in good faith by the Trustees or persons acting at their direction.

         Because foreign securities, options on foreign securities and foreign futures are quoted in foreign currencies, fluctuations in the value of such currencies in relation to the U.S. dollar will affect the net asset value of shares of the Funds even though there has not been any change in the values of such securities and options measured in terms of the foreign currencies in which they are denominated.

                   SPECIAL INFORMATION ON REDEMPTIONS IN KIND

         As noted on the cover of this Prospectus, general information relating to the purchase and redemption of Fund shares is contained in the GMO Trust Shareholder's Manual. In addition, investors in the Tax-Managed Funds should be aware that they may be more likely to have a redemption request honored "in kind" than shareholders of other funds. More specifically, if the Manager determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. Securities used to redeem Fund shares in kind will be valued in accordance with the Fund's procedures for valuation described under "Determination of Net Asset Value." Securities distributed by a Fund in kind will be selected by the Manager in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. Any in kind redemptions will be of readily marketable securities to the extent available. Investors may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

                                      TAXES

         The following is a general summary of the principal federal income tax consequences of investing in a Fund for shareholders who are U.S. citizens, residents or domestic corporations. Shareholders should consult their own tax advisors about the precise tax consequences of an investment in a Fund in light of each shareholder's particular tax situation, including possible foreign, state, local or other applicable tax laws (including the federal alternative minimum tax).

- Each Fund is treated as a separate taxable entity for federal income tax purposes and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

- Fund distributions derived from interest, dividends and certain other income, including in general short-term capital gains, will be taxable as ordinary income to shareholders subject to federal income tax whether received in cash or reinvested shares. Properly designated Fund distributions derived from net long-term capital gains will be taxable as such (generally at a 20% rate for noncorporate shareholders). Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, shareholders should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Shareholders purchasing shares just prior to a taxable distribution will receive a return of investment upon distribution that nevertheless will be taxable to them.

- A Fund's investments in foreign securities may be subject to foreign withholding taxes on dividends or interest. In that case, such Fund's yield on those securities would be decreased. In certain instances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes.

- In addition, a Fund's investments in foreign securities, foreign currencies, debt obligations issued or purchased at a discount, assets "marked to the market" for federal income tax purposes and, potentially, so-called "indexed securities" (including inflation indexed bonds) may increase or accelerate such Fund's recognition of income, including the recognition of taxable income in excess of the cash generated by such investments. These investments may, therefore, affect the timing or amount of such Fund's distributions and may cause such Fund to liquidate other investments to satisfy the distribution requirements that apply to entities taxed as regulated investment companies.

- Any gain resulting from the sale or exchange of your shares, including a redemption in kind, will generally also be subject to tax.


                             MANAGEMENT OF THE TRUST

         The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, Massachusetts 02110 (the "Manager" or "GMO") which provides investment advisory services to a substantial number of institutional and other investors. Each of the following four members holds a greater than 5% interest in the Manager: R. Jeremy Grantham, Richard A. Mayo, Eyk H.A. Van Otterloo and Kingsley Durant.

         Under separate Management Contracts with each Fund, the Manager selects and reviews each Fund's investments and provides executive and other personnel for the management of the Trust. Pursuant to the Trust's Agreement and Declaration of Trust, the Board of Trustees supervises the affairs of the Trust as conducted by the Manager. In the event that the Manager ceases to be the manager of the Fund, the right of the Trust to use the identifying name "GMO" may be withdrawn.

         Each Management Contract provides for payment to the Manager of a management fee at the stated annual rates set forth under Fees and Expenses. The management fee is computed and accrued daily, and paid monthly. In addition, with respect to each Fund, the Manager has contractually agreed to reimburse each Fund and to bear certain Fund expenses until June 30, 2000 in order to limit each Fund's annual expenses to specified limits (with certain exclusions). These limits and the terms applicable to them are described under Fees and Expenses.

         Mr. R. Jeremy Grantham and Mr. Nardin Baker have been primarily responsible for the day-to-day management of the Tax-Managed U.S. Equities Fund and the Tax-Managed International Equities Fund since the Funds' inception in 1998. Mr. Grantham is a founding partner of the Manager, currently serves as a member of the Manager, and has been engaged by the Manager in portfolio management since the Manager's inception in 1977. Mr. Baker has been engaged by the Manager in portfolio management since 1995. Before that, Mr. Baker was the Director of the Quantitative Equity group at National Investment Services.

         Pursuant to a Servicing Agreement with the Trust on behalf of each class of shares of each Fund of the Trust, GMO, in its capacity as the Trust's shareholder servicer (the "Shareholder Servicer"), provides direct client service, maintenance and reporting to shareholders of each class of shares. Such servicing and reporting services include, without limitation, professional and informative reporting, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in the correction and maintenance of client-related information.

                              FINANCIAL HIGHLIGHTS

           [TO BE PROVIDED BY 485(b) AMENDMENT PRIOR TO JUNE 30, 1999]

                             ADDITIONAL INFORMATION

      Additional information about each Fund's investments is available in the relevant Fund's annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The annual and semi-annual reports, and the Funds' Statement of Additional Information dated June 30, 1999, as revised from time to time, are available free of charge by writing to GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect (617) 346-7646. The Statement, which contains more detailed information about each Fund, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus.

         Information about each Fund (including the Statement) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Funds are available on the Commission's Internet site at http://www.sec.gov . Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


                          PURCHASE AND SALE INFORMATION

         Information regarding the purchase and sale of Fund shares is contained in a separate document, the GMO Trust Shareholders Manual. The Manual accompanies this Prospectus, has been filed with the SEC and is incorporated by reference into this Prospectus. Additional copies of the Manual are available free of charge by contacting the Manager.


                              SHAREHOLDER INQUIRIES
                       Shareholders may request additional
                    information from and direct inquiries to:

                     GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC,
                        40 ROWES WHARF, BOSTON, MA 02110
                                (1-617-346-7646)



                                        INVESTMENT COMPANY ACT FILE NO. 811-4347

                       GMO TAX-MANAGED U.S. EQUITIES FUND
                   GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND


                       STATEMENT OF ADDITIONAL INFORMATION


                                  June 30, 1999























This Statement of Additional Information is not a prospectus. It relates to the combined GMO Tax-Managed U.S. Equities Fund and GMO Tax-Managed International Equities Fund Prospectus dated June 30, 1999, as amended from time to time (the "Prospectus"), and should be read in conjunction therewith. Information from the Prospectus (including the GMO Trust Shareholder's Manual dated June 30, 1999) is incorporated by reference into this Statement of Additional Information. The Prospectus and Shareholder's Manual may be obtained from GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110.

                                TABLE OF CONTENTS

Caption                                                                  Page
-------                                                                  ----
INVESTMENT OBJECTIVES AND POLICIES

DESCRIPTION AND RISKS OF FUND INVESTMENTS

ADDITIONAL INVESTMENT RESTRICTIONS

MANAGEMENT OF THE TRUST

INVESTMENT ADVISORY AND OTHER SERVICES

PORTFOLIO TRANSACTIONS

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

VOTING RIGHTS

SHAREHOLDER AND TRUSTEE LIABILITY

BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES

DISTRIBUTIONS

TAXATION

PERFORMANCE INFORMATION

FINANCIAL STATEMENTS

INVESTMENT GUIDELINES

FINANCIAL STATEMENTS

SPECIMEN PRICE-MAKE-UP SHEET

                       INVESTMENT OBJECTIVES AND POLICIES

         The principal strategies and risks of investing in the Tax-Managed U.S. Equities Fund and GMO Tax-Managed International Equities Fund (each a "Fund" and together the "Funds") are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Funds may be changed without shareholder approval.

                   DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

         The following is a detailed description of the various investment practices in which the Funds may engage and the risks associated with their use. Each Fund may not necessarily engage in all practices described below. Please refer to the "Investment Guidelines" beginning on page __ for determination of which practices a particular Fund may engage in.

PORTFOLIO TURNOVER

         The after-tax impact of portfolio turnover will be considered when making investment decisions for the Funds. Each Fund's portfolio turnover rate is expected not to exceed 150%.

         In any particular year, market conditions may well result in greater rates than are presently anticipated. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. To the extent that portfolio turnover results in the recognition of short-term capital gains, such gains are ordinarily taxed to shareholders at ordinary income tax rates.

DIVERSIFIED AND NON-DIVERSIFIED PORTFOLIOS

         The Funds are both "non-diversified" funds under the 1940 Act, and as such are not required to satisfy the "diversified" fund requirement set forth in the 1940 Act. As non-diversified funds, each of the Funds is permitted to (but not required to) invest a higher percentage of its assets in the securities of fewer issuers, relative to diversified funds. Such concentration could increase the risk of loss to each Fund should there be a decline in the market value of any one portfolio security, relative to diversified funds. Investment in a non-diversified fund may therefore entail greater risks than investment in a diversified fund. The Fund, however, must meet certain diversification standards to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended.

CERTAIN RISKS OF FOREIGN INVESTMENTS

         GENERAL. Investment in foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign governments and companies and foreign securities markets are less liquid and at times more volatile than comparable U.S. securities and securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in these foreign countries. There are also special tax considerations which apply to securities of foreign issuers and securities principally traded overseas. Investors should also be aware that under certain circumstances, markets which are perceived to have similar characteristics to troubled markets may be adversely affected whether or not similarities actually exist.

         EMERGING MARKETS. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the U.S. and developed foreign securities markets. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and developed foreign securities markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries in which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In addition, custodial services and other costs relating to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce a Fund's income from such securities. Finally, because publicly traded debt instruments of emerging markets represent a relatively recent innovation in the world debt markets, there is little historical data or related market experience concerning the attributes of such instruments under all economic, market and political conditions.

         In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of emerging country debt instruments to make payments on their debt obligations, regardless of their financial condition. In addition, there is a heightened possibility of expropriation or confiscatory taxation, imposition of withholding taxes on




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interest payments, or other similar developments that could affect investments in those countries. There can be no assurance that adverse political changes will not cause a Fund to suffer a loss of any or all of its investments or, in the case of fixed-income securities, interest thereon.

         INVESTMENTS IN ASIA. In addition to the foregoing risks of foreign investments and risks specific to emerging markets, investments by the Tax-Managed International Equities Fund in Asia involve additional risks specific to investment in the region. The region encompasses countries at varying levels of economic development--ranging from emerging market to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt-crisis or a decline in currency valuation in one country can spread to other countries.

         The Fund is susceptible to political and social factors affecting issuers in Asian countries. Some countries have authoritarian or relatively unstable governments. Certain governments in the region provide less supervision and regulation of financial markets then is typical of other emerging markets, and less financial information is available. Restrictions on direct foreign investments in securities markets also exist in some countries. For example, Taiwan permits foreign investment only through authorized qualified foreign institutional investors. The recent return of Hong Kong to China will continue to affect the region.

         Some countries in the region are heavily dependent upon foreign trade. The economies of some Asian countries are not diversified and are based upon only a few commodities or industries. Markets in some of these countries are in the early stages of development, exhibit a high concentration of market capitalization, have less trading volume, lower liquidity and more volatility than more developed markets.

         In the latter half of 1997, the region began experiencing increased market volatility and declines in foreign currency exchange rates. Fluctuation in currency exchange rates can affect a country's ability to service its debt. Currency fluctuation will affect the value of the securities in the Fund's portfolio because the prices of these securities are generally denominated or quoted in currencies other than the U.S. dollar.

         DIRECT INVESTMENT IN RUSSIAN SECURITIES. The Tax-Managed International Equities Fund may invest directly in securities of Russian issuers. Investment in securities of such issuers presents many of the same risks as investing in securities of issuers in other emerging market economies, as described in the immediately preceding section. However, the political, legal and operational risks of investing in Russian issuers, and of having assets custodied within Russia, may be particularly acute.

         A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of private companies is recorded. When the Fund invests in a Russian issuer, it will receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share



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registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

SECURITIES LENDING

         A Fund may make secured loans of portfolio securities amounting to not more than one-third of the Fund's total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Manager to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or U.S. Government Securities at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest the Fund would have received had the securities not been lent. If the loan is collateralized by U.S. Government Securities, the Fund will receive a fee from the borrower. In the case of loans collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund may also call such loans in order to sell the securities involved. The Manager has retained lending agents on behalf of the Funds that are compensated based on a percentage of each Fund's return on the securities lending activity. The Funds also pay various fees in connection with such loans including shipping fees and reasonable custodian fees approved by the Trustees of the Trust or persons acting pursuant to direction of the Board.

DEPOSITORY RECEIPTS

         A Fund may invest in American Depositary Receipts (ADRs), Global Depository Receipts (GDRs) and European Depository Receipts (EDRs) (collectively, "Depository Receipts") if issues of such Depository Receipts are available that are consistent with the Fund's investment objective. Depository Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying securities are denominated or traded. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.

CONVERTIBLE SECURITIES

         A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to similar non-convertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying



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common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. The Manager regards convertible securities as a form of equity security.

FUTURES AND OPTIONS

The Funds may use futures and options for various purposes. Such transactions may involve options, futures and related options on futures contracts, and those instruments may relate to particular equity and fixed income securities, equity and fixed income indexes, and foreign currencies. The Funds may also enter into a combination of long and short positions (including spreads and straddles) for a variety of investment strategies, including protecting against changes in certain yield relationships.

The use of futures contracts, option contracts and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of futures, options and options on futures, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Losses incurred in transactions in futures, options and options on futures and the costs of these transactions will affect a Fund's performance.

OPTIONS. As has been noted above, many Funds which may use options (1) may enter into contracts giving third parties the right to buy the Fund's portfolio securities for a fixed price at a future date (writing "covered call options");
(2) may enter into contracts giving third parties the right to sell securities to the Fund for a fixed price at a future date (writing "covered put options"); and (3) may buy the right to purchase securities from third parties ("call options") or the right to sell securities to third parties ("put options") for a fixed price at a future date.

WRITING COVERED OPTIONS. Each Fund may seek to increase its return by writing covered call or put options on optionable securities or indexes. A call option written by a Fund on a security gives the holder the right to buy the underlying security from the Fund at a stated exercise price; a put option gives the holder the right to sell the underlying security to the Fund at a stated exercise price. In the case of options on indexes, the options are usually cash settled based on the difference between the strike price and the value of the index.

Each such Fund will receive a premium for writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price and volatility of the underlying security or securities index to the exercise price of the option, the remaining term of the option, supply and demand and interest rates. By writing a call option on a security, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option on a security, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value. In the case of options on an index, if a Fund writes a call, any profit by the Fund in respect of portfolio securities expected to correlate with the index will be limited by an increase in the index




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above the exercise price of the option. If the Fund writes a put on an index, the Fund may be required to make a cash settlement greater than the premium received if the index declines.

A call option on a security is "covered" if a Fund owns the underlying security or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also covered if the Fund holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government Securities or other high grade debt obligations in a segregated account with its custodian. A call option on an index is "covered" if a Fund maintains cash, U.S. Government Securities or other high grade debt obligations with a value equal to the exercise price in a segregated account with its custodian. A put option is "covered" if the Fund maintains cash, U.S. Government Securities or other high grade debt obligations with a value equal to the exercise price in a segregated account with its custodian, or else holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the writer of an option wishes to terminate its obligation, it may effect a "closing purchase transaction." This is accomplished, in the case of exchange traded options, by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. The writer of an option may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that a Fund will be able to effect a closing purchase or a closing sale transaction at any particular time. Also, an over-the-counter option may be closed out only with the other party to the option transaction.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or high grade debt obligations. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale or any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index of securities, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or securities owned by the Fund.




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A Fund may write options in connection with buy-and-write transactions; that is, a Fund may purchase a security and then write a call option against that security. The exercise price of the call the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upward or downward by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price. In that event, the Fund's return will be the premium received from the put option minus the cost of closing the position or, if it chooses to take delivery of the security, the premium received from the put option minus the amount by which the market price of the security is below the exercise price. Out-of-the-money, at-the-money and in-the-money put options may be used by the Fund in market environments analogous to those in which call options are used in buy-and-write transactions.

The extent to which a Fund will be able to write and purchase call and put options may be restricted by the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code.

RISK FACTORS IN OPTIONS TRANSACTIONS. The option writer has no control over when the underlying securities or futures contract must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. If an option expires unexercised, the writer realizes a gain in the amount of the premium. Such a gain, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security or futures contract during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security or futures contract. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security or futures contract at the exercise price, which will usually exceed the then market value of the underlying security or futures contract.





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An exchange-traded option may be closed out only on a national securities exchange ("Exchange") which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund holding the option would have to exercise the option in order to realize any profit. For example, in the case of a written call option, if the Fund is unable to effect a closing purchase transaction in a secondary market (in the case of a listed option) or with the purchaser of the option (in the case of an over-the-counter option), the Fund will not be able to sell the underlying security (or futures contract) until the option expires or it delivers the underlying security (or futures contract) upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange should continue to be exercisable in accordance with their terms.

The Exchanges have established limitations governing the maximum number of options which may be written by an investor or group of investors acting in concert. It is possible that the Funds, the Manager and other clients of the Manager may be considered to be such a group. These position limits may restrict a Fund's ability to purchase or sell options on a particular security.

The amount of risk a Fund assumes when it purchases an option is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed below, the purchase of an option also entails the risk that changes in the value of the underlying security or futures contract will not be fully reflected in the value of the option purchased.

FUTURES. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to pay for and take delivery of the type of financial instrument called for in the contract in a specified delivery month, at a stated price. In some cases, the specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Some futures contracts are "cash settled" (rather than "physically settled," as described above) which means that the purchase price is subtracted from the current market value of the instrument and the net amount if positive is paid to the purchaser, and if negative is paid by the purchaser. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the




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relevant contract market. Under U.S. law, futures contracts on individual equity securities are not permitted


The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash or U.S. Government Securities generally not exceeding 5% of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

In most cases futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, a loss will be realized.

The ability to establish and close out positions on options on futures will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or be maintained.

INDEX FUTURES. Each of the Funds may purchase futures contracts on various securities indexes ("Index Futures"). For example, the Tax-Managed U.S. Equities Fund may purchase Index Futures on the S&P 500 ("S&P 500 Index Futures") and on such other domestic stock indexes as the Manager may deem appropriate, and the Tax-Managed International Equities Fund may purchase Index Futures on such foreign stock indexes as the Manager may deem appropriate, including those which trade outside the United States. A Fund's purchase and sale of Index Futures is limited to contracts and exchanges which have been approved by the CFTC.

An Index Future may call for "physical delivery" or be "cash settled." An Index Future that calls for physical delivery is a contract to buy an integral number of units of the particular securities index at a specified future date at a price agreed upon when the contract is made. A unit is the value from time to time of the relevant index. While a Fund that purchases an Index Future that calls for physical delivery is obligated to pay the face amount on the stated date, such an Index Future may be closed out on that date or any earlier date by selling an Index Future with the same face amount and contract date. This will terminate the Fund's position and the Fund will realize a profit or a loss based on the difference between the cost of purchasing the original Index Future and the price




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obtained from selling the closing Index Future. The amount of the profit or loss is determined by the change in the value of the relevant index while the Index Future was held.

For example, if the value of a unit of a particular index were $1,000, a contract to purchase 500 units would be worth $500,000 (500 units x $1,000). The Index Futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the relevant index at the expiration of the contract. For example, if a Fund enters into one futures contract to buy 500 units of an index at a specified future date at a contract price of $1,000 per unit and the index is at $1,010 on that future date, the Fund will gain $5,000 (500 units x gain of $10).

Index Futures that are "cash settled" provide by their terms for settlement on a net basis reflecting changes in the value of the underlying index. Thus, the purchaser of such an Index Future is never obligated to pay the face amount of the contract. The net payment obligation may in fact be very small in relation to the face amount.

A Fund may close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day) with settlement made, in the case of S&P 500 Index Futures, with the Commodities Clearing House. Because the specific procedures for trading foreign stock Index Futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases foreign stock Index Futures.

The price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the Index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Futures relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option-exercise price at any time during the period of the option. Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on



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futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. See "Foreign Currency Transactions" below for a description of the Funds' use of options on currency futures.

RISK FACTORS IN FUTURES TRANSACTIONS. Investment in futures contracts involves risk. If the futures are used for hedging, some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or currency being hedged. The correlation is higher between price movements of futures contracts and the instrument underlying that futures contract. The correlation is lower when futures are used to hedge securities other than such underlying instrument, such as when a futures contract on an index of securities is used to hedge a single security, a futures contract on one security (e.g., U.S. Treasury bonds) is used to hedge a different security (e.g., a mortgage-backed security) or when a futures contract in one currency (e.g., the German Mark) is used to hedge a security denominated in another currency (e.g., the Spanish Peseta). In the event of an imperfect correlation between a futures position and a portfolio position (or anticipated position) which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not always possible to hedge fully or perfectly against currency fluctuations affecting the value of the securities denominated in foreign currencies because the value of such securities also is likely to fluctuate as a result of independent factors not related to currency fluctuations. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

A hedge will not be fully effective where there is such imperfect correlation. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contract.

A Fund may also purchase futures contracts (or options thereon) as an anticipatory hedge against a possible increase in the price of currency in which is denominated the securities the Fund anticipates purchasing. In such instances, it is possible that the currency may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market and/or currency decline or for other reasons, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. Short positions in index futures may be closed out only by entering into a futures contract purchase on the futures exchange on which the index futures are traded.

The successful use of transactions in futures and related options for hedging and risk management also depends on the ability of the Manager to forecast correctly the direction and extent of exchange




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rate, interest rate and stock price movements within a given time frame. For example, to the extent interest rates remain stable during the period in which a futures contract or option is held by a Fund investing in fixed income securities (or such rates move in a direction opposite to that anticipated), the Fund may realize a loss on the futures transaction which is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

USES OF OPTIONS, FUTURES AND OPTIONS ON FUTURES

RISK MANAGEMENT. When futures and options on futures are used for risk management, a Fund will generally take long positions (e.g., purchase call options, futures contracts or options thereon) in order to increase the Fund's exposure to a particular market, market segment or foreign currency. For example, if an Equity Fund holds a portfolio of stocks with an average volatility (beta) lower than that of the Fund's benchmark securities index as a whole (deemed to be 1.00), the Fund may purchase Index Futures to increase its average volatility to 1.00. In the case of futures and options on futures, a Fund is only required to deposit the initial and variation margin as required by relevant CFTC regulations and the rules of the contract markets. Because the Fund will then be obligated to purchase the security or index at a set price on a future date, the Fund's net asset value will fluctuate with the value of the security as if it were already included in the Fund's portfolio. Risk management transactions have the effect of providing a degree of investment leverage, particularly when the Fund does not segregate assets equal to the face amount of the contract (i.e., in cash settled futures contracts) since the futures contract (and related options) will increase or decrease in value at a rate which is a multiple of the rate of increase or decrease in the value of the initial and variation margin that the Fund is required to deposit. As a result, the value of the Fund's portfolio will generally be more volatile than the value of comparable portfolios which do not engage in risk management transactions. A Fund will not, however, use futures and options on futures to obtain greater volatility than it could obtain through direct investment in securities; that is, a Fund will not normally engage in risk management to increase the average volatility (beta) of that Fund's portfolio above 1.00, the level of risk (as measured by volatility) that would be present if the Fund were fully invested in the securities comprising the relevant index. However, a Fund may invest in futures and options on futures without regard to this limitation if the face value of such investments, when aggregated with the Index Futures, equity swaps and contracts for differences as described below does not exceed 10% of a Fund's assets.

HEDGING. To the extent indicated elsewhere, a Fund may also enter into options and futures contracts and buy and sell options on futures for hedging. For example, a Fund may sell equity index futures if it wants to hedge its equity securities against a general decline in the relevant equity market(s). The




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Funds may also use futures contracts in anticipatory hedge transactions by taking a long position in a futures contract with respect to a security, index or foreign currency that a Fund intends to purchase (or whose value is expected to correlate closely with the security or currency to be purchased) pending receipt of cash from other transactions to be used for the actual purchase. Then if the cost of the security or foreign currency to be purchased by the Fund increases and if the anticipatory hedge is effective, that increased cost should be offset, at least in part, by the value of the futures contract. Options on futures contracts may be used for hedging as well. For example, if the value of a fixed-income security in a Fund's portfolio is expected to decline as a result of an increase in rates, the Fund might purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, for anticipatory hedging, the Fund may purchase call options or write put options as a substitute for the purchase of futures contracts. See "Foreign Currency Transactions" below for more information regarding the currency hedging practices of certain Funds.

INVESTMENT PURPOSES. To the extent indicated elsewhere, a Fund may also enter into futures contracts and buy and sell options thereon for investment. For example, a Fund may invest in futures when its Manager believes that there are not enough attractive securities available to maintain the standards of diversity and liquidity set for a Fund pending investment in such securities if or when they do become available. Through this use of futures and related options, a Fund may diversify risk in its portfolio without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. This use may also permit a Fund to avoid potential market and liquidity problems (e.g., driving up the price of a security by purchasing additional shares of a portfolio security or owning so much of a particular issuer's stock that the sale of such stock depresses that stock's price) which may result from increases in positions already held by the Fund.

When any Fund purchases futures contracts for investment, it will maintain cash, U.S. Government Securities or other high grade debt obligations in a segregated account with its custodian in an amount which, together with the initial and variation margin deposited on the futures contracts, is equal to the face value of the futures contracts at all times while the futures contracts are held.

Incidental to other transactions in fixed income securities, for investment purposes a Fund may also combine futures contracts or options on fixed income securities with cash, cash equivalent investments or other fixed income securities in order to create "synthetic" bonds which approximate desired risk and return profiles. This may be done where a "non-synthetic" security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain foreign governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to foreign withholding taxes). A Fund may also purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security which approximates desired risk and return characteristics where the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics. For greater detail, see "Foreign Currency Transactions" below. When a Fund creates a "synthetic" bond with a futures contract, it will maintain cash, U.S. Government securities or other high grade debt obligations in a segregated account with its custodian with a value at least equal to the face amount of the futures contract (less the amount of any initial or variation margin on deposit).




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SYNTHETIC SALES AND PURCHASES. Futures contracts may also be used to reduce transaction costs associated with short-term restructuring of a Fund's portfolio. For example, if a Fund's portfolio includes stocks of companies with medium-sized equity capitalization (e.g., between $300 million and $5.2 billion) and, in the opinion of the Manager, such stocks are likely to underperform larger capitalization stocks, the Fund might sell some or all of its mid-capitalization stocks, buy large capitalization stocks with the proceeds and then, when the expected trend had played out, sell the large capitalization stocks and repurchase the mid-capitalization stocks with the proceeds. In the alternative, the Fund may use futures to achieve a similar result with reduced transaction costs. In that case, the Fund might simultaneously enter into short futures positions on an appropriate index (e.g., the S&P Mid Cap 400 Index) (to synthetically "sell" the stocks in the Fund) and long futures positions on another index (e.g., the S&P 500) (to synthetically "buy" the larger capitalization stocks). When the expected trend has played out, the Fund would then close out both futures contract positions. A Fund will only enter into these combined positions if (1) the short position (adjusted for historic volatility) operates as a hedge of existing portfolio holdings, (2) the face amount of the long futures position is less than or equal to the value of the portfolio securities that the Fund would like to dispose of, (3) the contract settlement date for the short futures position is approximately the same as that for the long futures position and (4) the Fund segregates an amount of cash, U.S. Government Securities and other high-quality debt obligations whose value, marked-to-market daily, is equal to the Fund's current obligations in respect of the long futures contract positions. If a Fund uses such combined short and long positions, in addition to possible declines in the values of its investment securities, the Fund may also suffer losses associated with a securities index underlying the long futures position underperforming the securities index underlying the short futures position. However, the Manager will enter into these combined positions only if the Manager expects that, overall, the Fund will perform as if it had sold the securities hedged by the short position and purchased the securities underlying the long position. A Fund may also use swaps and options on futures to achieve the same objective.

Limitations on the Use of Options and Futures Portfolio Strategies. As noted above, the Funds may use futures contracts and related options for hedging and, in some circumstances, for risk management or investment but not for speculation. Thus, except when used for risk management or investment, each such Fund's long futures contract positions (less its short positions) together with the Fund's cash (i.e., equity or fixed income) positions will not exceed the Fund's total net assets.

The Funds' ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to currencies are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, each Fund's ability to engage in options and futures transactions may be limited by tax considerations.

SWAP CONTRACTS AND OTHER TWO-PARTY CONTRACTS



                                       13
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         A Fund may use swap contracts and other two-party contracts for the same or similar purposes as they may use options, futures and related options. The use of swap contracts and other two-party contracts involves risk.

         SWAP CONTRACTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange returns (or differentials in rates of return) calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. A Fund will usually enter into swaps on a net basis, i.e., the two returns are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two returns.

         INTEREST RATE AND CURRENCY SWAP CONTRACTS. Interest rate swaps involve the exchange of the two parties' respective commitments to pay or receive interest on a notional principal amount (e.g., an exchange of floating rate payments for fixed rate payments). Currency swaps involve the exchange of the two parties' respective commitments to pay or receive fluctuations with respect to a notional amount of two different currencies (e.g., an exchange of payments with respect to fluctuations in the value of the U.S. dollar relative to the Japanese yen).

         EQUITY SWAP CONTRACTS AND CONTRACTS FOR DIFFERENCES. Equity swap contracts involve the exchange of one party's obligation to pay the loss, if any, with respect to a notional amount of a particular equity index (e.g., the S&P 500 Index) plus interest on such notional amount at a designated rate (e.g., the London Inter-Bank Offered Rate) in exchange for the other party's obligation to pay the gain, if any, with respect to the notional amount of such index.

         If a Fund enters into a long equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index on which the equity swap is based as if it had purchased the notional amount of securities comprising the index. A Fund will not use long equity swap contracts to obtain greater volatility than it could obtain through direct investment in securities; that is, a Fund will not normally enter into an equity swap contract to increase the volatility (beta) of the Fund's portfolio above 1.00, the volatility that would be present in the stocks comprising the Fund's benchmark index. However, a Fund may invest in long equity swap contracts without regard to this limitation if the notional amount of such equity swap contracts, when aggregated with the Index Futures as described above and the contracts for differences as described below, does not exceed 10% of the Fund's net assets.

         Contracts for differences are swap arrangements in which a Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or "baskets" of securities. As to one of the baskets, the Fund's return is based on theoretical long futures positions in the securities comprising that basket (with an aggregate face value equal to the notional amount of the contract for differences) and as to the other basket, the Fund's return is based on theoretical short futures positions in the securities comprising the basket. A Fund may also use actual long and short futures positions to achieve the same market exposure(s) as contracts for differences. A Fund will only enter into contracts for differences where payment obligations of the two legs of the contract are netted and thus based on changes in the relative value of the baskets of





                                       14
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securities rather than on the aggregate change in the value of the two legs. A
Fund will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long leg will outperform the basket constituting the short leg. However, it is possible that the short basket will outperform the long basket resulting in a loss to a Fund, even in circumstances where the securities in both the long and short baskets appreciate in value.

         Except for instances in which a Fund elects to obtain leverage up to the 10% limitation mentioned above, the Funds will maintain cash, U.S. Government Securities or other high grade debt obligations in a segregated account with its custodian in an amount equal to the aggregate of net payment obligations on its swap contracts and contracts for differences, marked to market daily.

         A Fund may enter into swaps and contracts for differences for hedging, investment and risk management. When using swaps for hedging, a Fund may enter into an interest rate, currency or equity swap, as the case may be, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities. For risk management or investment purposes a Fund may also enter into a contract for differences in which the notional amount of the theoretical long position is greater than the notional amount of the theoretical short position. A Fund will not normally enter into a contract for differences to increase the volatility (beta) of the Fund's portfolio above 1.00. However, a Fund may invest in contracts for differences without regard to this limitation if the aggregate amount by which the theoretical long positions of such contracts exceed the theoretical short positions of such contracts, when aggregated with the Index Futures and equity swaps contracts as described above, does not exceed 10% of the Fund's net assets.

         INTEREST RATE CAPS, FLOORS AND COLLARS. A Fund may use interest rate caps, floors and collars for the same purposes or similar purposes as they use interest rate futures contracts and related options. Interest rate caps, floors and collars are similar to interest rate swap contracts because the payment obligations are measured by changes in interest rates as applied to a notional amount and because they are individually negotiated with a specific counterparty. The purchase of an interest rate cap entitles the purchaser, to the extent that a specific index exceeds a specified interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. The purchase of an interest rate collar entitles the purchaser, to the extent that a specified index exceeds or falls below two specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate collar. Except when using such contracts for risk management, a Fund will maintain cash, U.S. Government Securities or other high grade debt obligations in a segregated account with its custodian in an amount at least equal to its obligations, if any, under interest rate cap, floor and collar arrangements. As with futures contracts, when a Fund uses notional amount contracts for risk management it is only required to segregate assets equal to its net payment obligation, not the notional amount of the contract. In those cases, the notional amount contract will have the effect of providing a degree of investment leverage similar to the leverage associated with non-segregated futures contracts. A Fund's use of interest rate caps, floors and collars for the same or similar purposes as those for which they use futures contracts and related options presents the same risks and similar opportunities as those associated with futures and related options. Because caps, floors and




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collars are recent innovations for which standardized documentation has not yet been developed they are deemed by the SEC to be relatively illiquid investments which are subject to each Fund's limitation on investment in illiquid securities.

FOREIGN CURRENCY TRANSACTIONS

         Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. For example, significant uncertainty surrounds the recent introduction of the "euro" (a common currency unit for the European Union) in January 1999. These and other currencies in which a Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

         A Fund may be permitted to invest in securities denominated in foreign currencies and may buy or sell foreign currencies, deal in forward foreign currency contracts, currency futures contracts and related options and options on currencies. A Fund may use such currency instruments for hedging, investment or currency risk management. Currency risk management may include taking active currency positions relative to both the securities portfolio of a Fund and a Fund's performance benchmark.

         Forward foreign currency contracts are contracts between two parties to purchase and sell a specific quality of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. Options on currency futures contracts give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. Options on currencies give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period.

         A Fund may enter into forward contracts for hedging under three circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transaction, a Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

         Second, when the Manager of a Fund believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Maintaining a





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match between the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

         Third, a Fund may engage in currency "cross hedging" when, in the opinion of the Manager, the historical relationship among foreign currencies suggests that the Fund may achieve the same protection for a foreign security at reduced cost through the use of a forward foreign currency contract relating to a currency other than the U.S. dollar or the foreign currency in which the security is denominated. By engaging in cross hedging transactions, a Fund assumes the risk of imperfect correlation between the subject currencies. These practices may present risks different from or in addition to the risks associated with investments in foreign currencies.

         A Fund is not required to enter into hedging transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Manager. By entering into the above hedging transactions, a Fund may be required to forego the benefits of advantageous changes in the exchange rates.

         A Fund may also enter foreign currency forward contracts for investment and currency risk management. When a Fund uses currency instruments for such purposes, the foreign currency exposure of the Fund may differ substantially from the currencies in which the Fund's investment securities are denominated. However, a Fund's aggregate foreign currency exposure will not normally exceed 100% of the value of the Fund's securities, except that a Fund may use currency instruments without regard to this limitation if the amount of such excess, when aggregated with futures contracts, equity swap contracts and contracts for differences used in similar ways, does not exceed 10% of the Fund's net assets.

         Except to the extent that a Fund may use such contracts for risk management, whenever a Fund enters into a foreign currency forward contract, other than a forward contract entered into for hedging, it will maintain cash, U.S. Government securities or other high grade debt obligations in a segregated account with its custodian with a value, marked to market daily, equal to the amount of the currency required to be delivered. A Fund's ability to engage in forward contracts may be limited by tax considerations.

         A Fund may use currency futures contracts and related options and options on currencies for the same reasons for which it uses currency forwards. Except to the extent that a Fund may use futures contracts and related options for risk management, a Fund will, so long as it is obligated as the writer of a call option on currency futures, own on a contract-for-contract basis an equal long position in currency futures with the same delivery date or a call option on currency futures with the difference, if any, between the market value of the call written and the market value of the call or long currency futures purchased maintained by the Fund in cash, U.S. Government securities or other high grade debt obligations in a segregated account with its custodian. If at the close of business on any day the market value of the call purchased by a Fund falls below 100% of the market value of the call written by the Fund, such Fund will maintain an amount of cash, U.S. Government securities or other high grade debt obligations in a segregated account with its custodian equal in value to the difference. Alternatively, a Fund may cover the call option by owning




                                       17

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securities denominated in the currency with a value equal to the face amount of the contract(s) or through segregating with the custodian an amount of the particular foreign currency equal to the amount of foreign currency per futures contract option times the number of options written by the Fund.

REPURCHASE AGREEMENTS

         A Fund may enter into repurchase agreements with banks and broker-dealers by which it acquires a security (usually an obligation of the Government where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually not more than a week) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-on price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for a Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject a Fund to expenses, delays and risks of loss including: (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in attempted enforcement.

DEBT AND OTHER FIXED INCOME SECURITIES GENERALLY

         Debt and Other Fixed Income Securities include fixed income securities of any maturity. Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers.

         Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest. Obligations of issuers are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Fixed income securities denominated in foreign currencies are also subject to the risk of a decline in the value of the denominating currency.

         Because interest rates vary, it is impossible to predict the future income of a Fund investing in such securities. The net asset value of a Fund's shares will vary as a result of changes in the value of the securities in its portfolio and will be affected by the absence and/or success of hedging strategies.

TEMPORARY HIGH QUALITY CASH ITEMS

         As described under "Investment Objectives and Policies" above, a Fund may temporarily invest a portion of its assets in cash or cash items pending other investments or in connection with




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the maintenance of a segregated account. These cash items must be of high quality and may include a number of money market instruments such as securities issued by the United States government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. By investing only in high quality money market securities a Fund will seek to minimize credit risk with respect to such investments.

U.S. GOVERNMENT SECURITIES AND FOREIGN GOVERNMENT SECURITIES

         U.S. Government Securities include securities issued or guaranteed by the U.S. government or its authorities, agencies or instrumentalities. Foreign Government Securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies or instrumentalities or by supra-national agencies. U.S. Government Securities and Foreign Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. Similarly, some Foreign Government Securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. In the case of certain countries, Foreign Government Securities may involve varying degrees of credit risk as a result of financial or political instability in such countries and the possible inability of a Fund to enforce its rights against the foreign government issuer.

         Supra-national agencies are agencies whose member nations make capital contributions to support the agencies' activities, and include such entities as the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

         Like other fixed income securities, U.S. Government Securities and Foreign Government Securities are subject to market risk and their market values fluctuate as interest rates change. Thus, for example, the value of an investment in a Fund which holds U.S. Government Securities or Foreign Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities and Foreign Government Securities tend to be lower than those of corporate securities of comparable maturities.

         In addition to investing directly in U.S. Government Securities and Foreign Government Securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government Securities and Foreign Government Securities. These certificates of accrual and similar instruments may be more volatile than other government securities.

ADJUSTABLE RATE SECURITIES

         Adjustable rate securities are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. They may be U.S. Government Securities or securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or, in the case of securities backed by mortgage loans, the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

LOWER RATED SECURITIES

         A Fund may invest some or all of its assets in securities rated below investment grade (that is, rated below BBB by Standard & Poor's or below Baa by Moody's) at the time of purchase, including securities in the lowest rating categories, and comparable unrated securities ("Lower Rated Securities"). A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although the Manager will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.

         Lower Rated Securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed income securities. Lower Rated Securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a Fund investing in Lower Rated Securities may be more dependent on the Manager's own credit analysis than is the case with higher quality bonds. The market for Lower Rated Securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for Lower Rated Securities. This reduced liquidity at certain times may affect the values of these securities and may make the valuation and sale of these securities more difficult. Securities of below investment grade quality are commonly referred to as "junk bonds." Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB or Baa) have some speculative characteristics.

INDEXED SECURITIES

         Indexed Securities are securities the redemption values and/or the coupons of which are indexed to the prices of a specific instrument or statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

         The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

         Indexed securities in which a Fund may invest include so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple of the rate at which fixed-rate long-term securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed rate securities.

         A Fund's investment in indexed securities may also create taxable income in excess of the cash such investments generate. See "Taxes" in the Prospectus.

FIRM COMMITMENTS

         A firm commitment agreement is an agreement with a bank or broker-dealer for the purchase of securities at an agreed-upon price on a specified future date. A Fund may enter into firm commitment agreements with such banks and broker-dealers with respect to any of the instruments eligible for purchase by the Fund. A Fund will only enter into firm commitment arrangements with banks and broker-dealers which the Manager determines present minimal credit risks. A Fund will maintain in a segregated account with its custodian cash, U.S. Government Securities or other liquid high grade debt obligations in an amount equal to the Fund's obligations under firm commitment agreements.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

         A Fund may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.

         Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

         A Fund which makes such investments will establish segregated accounts with its custodian in which it will maintain cash, U.S. Government Securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are not considered borrowings by a Fund for purposes of a Fund's fundamental investment restriction with respect to borrowings.

ILLIQUID SECURITIES

         A Fund may purchase "illiquid securities," i.e., securities which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment, which include securities whose disposition is restricted by securities laws, so long as no more than 15% of net assets would be invested in such illiquid securities. The Funds currently intend to invest in accordance with the SEC staff view that repurchase agreements maturing in more than seven days are illiquid securities. The SEC staff has stated informally that it is of the view that over-the-counter options and securities serving as cover for over-the-counter options are illiquid securities. While the Trust does not agree with this view, it will operate in accordance with any relevant formal guidelines adopted by the SEC.

         In addition, the SEC staff considers equity swap contracts, caps, floors and collars to be illiquid securities. Consequently, while the staff maintains this position, a Fund will not enter into an equity swap contract or a reverse equity swap contract or purchase a cap, floor or collar if, as a result of the investment, the total value (i.e., marked-to-market value) of such investments (without regard to their notional amount) together with that of all other illiquid securities which the Fund owns would exceed 15% of the Fund's total assets.

SPECIAL YEAR 2000 RISK CONSIDERATIONS

         Many of the services provided to the Funds depend on the proper functioning of computer systems. Many systems in use today cannot distinguish between the year 1900 and the year 2000. Should any of the Funds' service systems fail to process information properly, that could have an adverse impact on the Funds' operations and services provided to shareholders. GMO, as well as the Funds' administrator, transfer agent, custodian and other service providers, have reported that each is working toward mitigating the risks associated with the so-called "Year 2000 problem." However, there can be no assurance that the problems will be corrected in all respects and that the Funds' operations and services provided to shareholders will not be adversely affected.


                       ADDITIONAL INVESTMENT RESTRICTIONS

Fundamental Restrictions:

         Without a vote of the majority of the outstanding voting securities of the relevant Fund, the Trust will not take any of the following actions with respect to such Fund as indicated:

         (1) Borrow money except under the following circumstances: (i) A Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) A Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; (iii) A Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that the Fund establishes a segregated account with its custodian in which it maintains cash and/or high grade debt securities equal in value to its obligations in respect of these transactions. Under current pronouncements of the SEC staff, such transactions are not treated as senior securities so long as and to the extent that the Fund establishes a segregated account with its custodian in which it maintains liquid assets, such as cash, U.S. Government securities or other appropriate assets equal in value to its obligations in respect of these transactions.

         (2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

         (3) Make short sales of securities or maintain a short position for a Fund's account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

         (4) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

         (5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

         (6) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of a Fund's portfolio securities. Loans of portfolio securities may be made with respect to up to 100% of a Fund's total assets.

         (7) Concentrate more than 25% of the value of its total assets in any one industry.

         (8) Purchase or sell commodities or commodity contracts, except that a Fund may purchase and sell financial futures contracts and options thereon.

         (9) Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements and standby commitment agreements fall within the functional meaning of the term "evidence of indebtedness", the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if a Fund covers such securities by maintaining certain "segregated accounts." Similarly, so long as such segregated accounts are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by non-fundamental policy (5) below; any borrowing permitted by restriction 1 above; any collateral arrangements with respect to initial and variational margin permitted by non-fundamental policy (5) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.

Non-Fundamental Restrictions:

         It is contrary to the present policies of each Fund which may be changed by the Trustees without shareholder approval, to:

         (1) Invest in warrants or rights excluding options (other than warrants or rights acquired by the Fund as a part of a unit or attached to securities at the time of purchase), except that a Fund may invest in such warrants or rights so long as the aggregate value thereof (taken at the lower of cost or market) does not exceed 5% of the value of the Fund's total net assets; provided that within this 5%, not more than 2% of its net assets may be invested in warrants that are not listed on the New York or American Stock Exchange or a recognized foreign exchange.

         (2) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

         (3) Make investments for the purpose of gaining control of a company's management.

         (4) Invest more than 15% of net assets in illiquid securities. The securities currently thought to be included as "illiquid securities" are restricted securities under the Federal securities laws (including illiquid securities traded under Rule 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities traded under Section 4(2) or Rule 144A under the Securities Act of 1933 are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

         (5) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 33 1/3% of a Fund's total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is not deemed to be a pledge or encumbrance.)

         Except as indicated above in Fundamental Restriction No. 1, all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

         The phrase "shareholder approval," as used in the Prospectus, and the phrase "vote of a majority of the outstanding voting securities," as used herein with respect to a Fund, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                             MANAGEMENT OF THE TRUST

         Subject to the provisions of the GMO Declaration of Trust, the business of the GMO Trust (the "Trust") shall be managed by the Trustees, and they shall have all powers necessary or convenient to carry out that responsibility including the power to engage in securities transactions of all kinds on behalf of the Trust. Without limiting the foregoing, the Trustees may adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust and may amend and repeal them to the extent that such By-Laws do not reserve that right to the Shareholders; they may fill vacancies in or remove from their number (including any vacancies created by an increase in the number of Trustees); they may remove from their number with or without cause; they may elect and remove such officers and appoint and terminate such agents as they consider appropriate; they may appoint from their own number and terminate one or more committees consisting of two or more Trustees which may exercise the powers and authority of the Trustees to the extent that the Trustees determine; they may employ one or more custodians of the assets of the Trust and may authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank, retain a transfer agent or a shareholder servicing agent, or both, provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise, set record dates for the determination of Shareholders with respect to various matters, and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian or underwriter.

         The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

         R. JEREMY GRANTHAM* (D.O.B. 10/6/38). President-Quantitative and Chairman of the Trustees of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC

         HARVEY R. MARGOLIS (D.O.B. 12/12/42). Trustee of the Trust. Mathematics Professor, Boston College.

         JAY O. LIGHT (D.O.B. 10/3/41). Trustee of the Trust. Professor of Business Administration, Harvard University; Senior Associate Dean, Harvard University (1988-1992).

         EYK DEL MOL VAN OTTERLOO (D.O.B. 2/27/37). President-International of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC

         RICHARD MAYO (D.O.B. 6/18/42). President-U.S. Active of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC

         KINGSLEY DURANT (D.O.B. 1/19/32). Vice President and Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC

         SUSAN RANDALL HARBERT (D.O.B. 4/25/57). Secretary and Treasurer of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC

         WILLIAM R. ROYER, ESQ. (D.O.B. 7/20/65). Vice President and Assistant Treasurer of the Trust. General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (January 1995 - Present). Associate, Ropes & Gray, Boston, Massachusetts (September 1992 - January 1995).

         JUI LAI (D.O.B. 1/21/49). Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC

         ANN SPRUILL (D.O.B. 8/30/54). Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC

         [ALISON E. BAUR, ESQ. (D.O.B. 5/8/64). Clerk of the Trust. Associate General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (February 1997
         - Present). Attorney, Securities and Exchange Commission (April 1991 - January 1997).]

         ROBERT V. BROKAW, JR. (D.O.B. 10/7/43). Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         FORREST BERKLEY (D.O.B. 4/25/54). Vice President of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         SCOTT ESTON (D.O.B. 1/20/56). Vice President of the Trust. Chief Financial Officer, Grantham, Mayo, Van Otterloo & Co. LLC (September 1997 - present). Senior Partner, Coopers & Lybrand (1987 - 1997).

         BRENT ARVIDSON (D.O.B. 6/26/69). Assistant Treasurer. Senior Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 1997 - present). Senior Financial Reporting Analyst, John Hancock Funds (August 1996 - September 1997). Account Supervisor/Senior Account Specialist, Investors Bank and Company (June 1993 - August 1996).

*Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC ("GMO" or the "Manager"), as defined by the 1940 Act.

         The mailing address of each of the officers and Trustees is c/o GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110. [EXCEPT AS SET FORTH BELOW,] As of [JUNE __, 1999], the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of each Fund.

         Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers. [LIST ALL OFFICERS OF THE TRUST AND OTHER AFFILIATED PERSONS OF THE TRUST WHO OWN 5% OR MORE OF ANY CLASS: ITEM 15(a)(2)]

         Other than as set forth in the table below, no Trustee or officer of the Trust receives any direct compensation from the Trust or any series thereof:

                NAME OF PERSON,                  TOTAL ANNUAL COMPENSATION
                  POSITION                              FROM THE TRUST
                  --------                              --------------
          Harvey R. Margolis, Trustee                       $70,000

          Jay O. Light, Trustee                             $70,000

         Messrs. Grantham, Mayo, Van Otterloo, Durant, Lai, Brokaw, Eston and Berkley, and Mses. Harbert and Spruill, as members of the Manager, will benefit from the management fees paid by each Fund of the Trust.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Management Contracts

         As disclosed in the Prospectus under the heading "Management of the Trust," under separate Management Contracts (each a "Management Contract") between the Trust and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an investment program for each Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions--Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers which furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.

         As is disclosed in the Prospectus, the Manager has contractually agreed to reimburse each Fund with respect to certain Fund expenses through June 30, 2000 to the extent that a Fund's total annual operating expenses (excluding Shareholder Service Fees, brokerage commissions and other investment-related costs, interest expenses, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses and transfer taxes) would otherwise exceed a specified percentage of that Fund's daily net assets. In addition, the Manager's compensation under the Management Contract is subject to reduction to the extent that in any year the expenses of the relevant Fund exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of such Fund are qualified for offer and sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, and, generally speaking, excludes brokerage commissions, taxes, interest and extraordinary expenses. No Fund is currently subject to any state imposed limit on expenses.

         Each Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Each Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who are not "interested persons" of the Manager) and by the relevant Fund's sole shareholder in connection with the organization of the Trust and the establishment of the Funds. Each Management Contract will continue in effect for a period more than two years from the date of its execution only so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust.

         For each Fund, the Management Fee is calculated based on a fixed percentage of the Fund's average daily net assets. In the last three fiscal years the Funds have paid the following amounts as Management Fees to the Manager pursuant to the relevant Management Contract:

                                            Gross                      Reduction                 Net
                                            -----                      ---------                 ---
TAX-MANAGED
U.S. EQUITIES FUND

Commencement of Operations
(7/23/98) through 2/28/99                   $16,961                    $16,961                   $0


TAX-MANAGED INTERNATIONAL
EQUITIES FUND

Commencement of Operations
(7/30/98) through 2/28/99                   $50,861                    $50,861                   $0


         Custodial Arrangements. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, serves as the Trust's custodian on behalf of the Tax-Managed U.S. Equities Fund. Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, serve as the Trust's custodian on behalf of the Tax-Managed International Equities Fund. As such, IBT or BBH holds in safekeeping certificated securities and cash belonging to a Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, IBT or BBH receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Each of IBT and BBH also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

         Shareholder Service Arrangements. As disclosed in the Prospectus, pursuant to the terms of a single Servicing Agreement with each Fund of the Trust, GMO provides direct client service, maintenance and reporting to shareholders of the Funds. The Servicing Agreement was approved by the Trustees of the Trust (including a majority of the Trustees who are not "interested persons" of the Manager or the Trust). The Servicing Agreement will continue in effect for a period more than one year from the date of its execution only so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of the full Board of Trustees. The Servicing Agreement automatically terminates on assignment (except as specifically provided in the Servicing Agreement) and is terminable by either party upon not more than 60 days' written notice to the other party.

         The Trust entered into the Servicing Agreement with GMO on May 30, 1996. Pursuant to the terms of the Servicing Agreement, each Fund paid GMO the amounts set forth in the table below:

                                                                        Fiscal Year Ended 2/28/99

Tax-Managed U.S. Equities Fund                                                        $4,846
Tax-Managed International Equities Fund                                              $10,172

         Independent Accountants. The Trust's independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts annual audits of the Trust's financial statements, assists in the preparation of each Fund's federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation and provides assistance in connection with the preparation of various Securities and Exchange Commission filings.

                             PORTFOLIO TRANSACTIONS

         The purchase and sale of portfolio securities for each Fund and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving their respective investment objectives. For example, a particular security may be bought or sold for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, therefore, one client may sell indirectly a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected on a pro rata, rotating or other equitable basis so as to avoid any one account being preferred over any other account.

         Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (a) such securities meet the investment objectives and policies of the Fund; (b) such securities are acquired for investment and not for resale; (c) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) such securities have a value which is readily ascertainable as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, NASDAQ or a recognized foreign exchange.

         Brokerage and Research Services. In placing orders for the portfolio transactions of each Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are judgmental considerations.

         Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for the Domestic Funds with primary market makers unless better prices or executions are available elsewhere.

         Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for a Fund, the Manager will receive such services from brokers who are expected to handle a substantial amount of the Funds' portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Manager uses such research in servicing other clients as well as the Funds.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934 and subject to such policies as the Trustees of the Trust may determine, the Manager may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in the Act) to the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.

         During the fiscal year ended February 28, 1999, the Trust paid, on behalf of the Funds, the following amounts in brokerage commissions:

Fund                                                                      1999
----                                                                   ----------
Tax-Managed U.S. Equities Fund                                              $
Tax-Managed International Equities Fund                                     $


                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

         The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated June 24, 1985. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year for each Fund ends on February 28/29.

         Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of thirty-seven series, one for each of the Funds described in this Statement of Additional Information, and for each of U.S. Core Fund; Tobacco-Free Core Fund; Value Fund; Growth Fund; U.S. Sector Fund; Small Cap Value Fund; Small Cap Growth Fund; Fundamental Value Fund; REIT Fund; International Core Fund; Currency Hedged International Core Fund; Foreign Fund; International Small Companies Fund; Japan Fund; Emerging Markets Fund; Evolving Countries Fund; Global Properties Fund; Domestic Bond Fund; U.S. Bond/Global Alpha A Fund; U.S. Bond/Global Alpha B Fund; International Bond Fund; Currency Hedged International Bond Fund; Global Bond Fund; Emerging Country Debt Fund; Short-Term Income Fund; Global Hedged Equity Fund; Inflation Indexed Bond Fund; International Equity Allocation Fund; World Equity Allocation Fund; Global (U.S.+) Equity Allocation Fund; Global Balanced Allocation Fund; International Core Plus Allocation Fund; Emerging Country Debt Share Fund; Pelican Fund; and Asia Fund. Interests in each portfolio (Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial and transfer agency expenses, but there is no present intention to make such charges.

         The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of up to eight classes of shares for each series of the Trust (except for the Pelican Fund): Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares and Class VIII Shares.

         The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

On June _, 1999 the following shareholders held greater than 25% of the outstanding shares of a series of the Trust:

FUND                                                 SHAREHOLDERS
----                                                 ------------
Tax-Managed U.S. Equities Fund
Tax-Managed International Equities Fund

         As a result, such shareholders may be deemed to "control" their respective series as such term is defined in the 1940 Act.

         Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the risk of a shareholder incurring financial loss on account of that liability is considered remote since it may arise only in very limited circumstances.

                                  VOTING RIGHTS

         As summarized in the Shareholder Manual, shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the Investment Company Act of 1940, shares shall be voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of such affected Funds shall be entitled to vote thereon. Shareholders of one Fund shall not be entitled to vote on matters exclusively affecting another Fund, such matters including, without limitation, the adoption of or change in the investment objectives, policies or restrictions of the other Fund and the approval of the investment advisory contracts of the other Fund. Shareholders of a particular class of shares do not have separate class voting rights except with respect to matters that affect only that class of shares and as otherwise required by law.

         There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

                        SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund of which he is or was a shareholder would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

              BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Tax-Managed U.S. Equities Fund as of _________, 1999:


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Tax-Managed International Equities Fund as of _______, 1999:


                                  DISTRIBUTIONS

         The Shareholder's Manual describes the distribution policies of each Fund under the heading "Distributions".

                                      TAXES

   TAX STATUS AND TAXATION OF EACH FUND

         Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(c) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total net assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

         If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

         If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if a Fund is permitted so to elect and so elects), plus any retained amount from the prior year, such Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

   TAXATION OF FUND DISTRIBUTIONS AND SALES OF FUND SHARES

         Fund distributions derived from interest, dividends and certain other income, including in general short-term capital gains, will be taxable as ordinary income to shareholders subject to federal income tax whether received in cash or reinvested shares. Properly designated Fund distributions derived from net long-term capital gains (i.e., net gains derived from the sale of securities held for more than 12 months) will be taxable as such (generally at a 20% rate for noncorporate shareholders), regardless of how long a shareholder has held the shares in the Fund.

         Dividends and distributions on each Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

         The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gains if the shares have been held for more than 12 months and as short-term capital gains if the shares have been held for not more than 12 months.

         Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by a shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

         A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

         If a Fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

         For corporate shareholders, the dividends-received deduction will generally apply (subject to a holding period requirement imposed by the Code) to a Fund's dividends paid from investment income to the extent derived from dividends received from U.S. corporations. However, any distributions received by a Fund from REITs will not qualify for the corporate dividends-received deduction. A Fund's investments in REIT equity securities may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

         The backup withholding rules do not apply to tax exempt entities so long as each such entity furnishes the Trust with an appropriate certification. However, other shareholders are subject to backup withholding at a rate of 31% on all distributions of net investment income and capital gain, whether received in cash or reinvested in shares of the relevant Fund, and on the amount of the proceeds of any redemption of Fund shares paid or credited to any shareholder account for which an incorrect or no taxpayer identification number has been provided, where appropriate certification has not been provided for a foreign shareholder, or where the Trust is notified that the shareholder has underreported income in the past (or the shareholder fails to certify that he is not subject to such withholding). A "taxpayer identification number" is either the Social Security number of employer identification number of the record owner of the account.

WITHHOLDING ON DISTRIBUTIONS TO FOREIGN INVESTORS

         Dividend distributions (including distributions derived from short-term capital gains) are in general subject to a U.S. withholding tax of 30% when paid to a nonresident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of net realized long-term capital gains paid by a Fund to a foreign shareholder, and any gain realized upon the sale of Fund shares by such a shareholder, will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. However, such distributions and sale proceeds may be subject to backup withholding, unless the foreign investor certifies his non-U.S. residency status. Foreign investors are subject to the backup withholding rules described above. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return. Also, foreign shareholders with respect to whom income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. Again, foreign shareholders who are resident in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.

FOREIGN TAX CREDITS

         If, at the end of the fiscal year, more than 50% of the value of the total assets of any Fund is represented by stock or securities of foreign corporations, the Fund intends to make an election with respect to the relevant Fund which allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such case, the amounts of foreign income taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including a holding period requirement applied at both the Fund and shareholder level imposed by the Code). Shareholders of any of the International Funds whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment of distributions by the relevant Fund, and may be disadvantaged as a result of the election described in this paragraph.

TAX IMPLICATIONS OF CERTAIN INVESTMENTS

         Certain of the Funds' investments, including assets "marked to the market" for federal income tax purposes, debt obligations issued or purchased at a discount and potentially so-called "index securities" (including inflation indexed bonds), will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

         The Funds' transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies may accelerate income, defer losses, cause adjustments in the holding periods of the Funds' securities and convert short-term capital gains or losses into long-term capital gains or losses. These transactions may affect the amount, timing and character of distributions to shareholders.

         Investment by the Fund in certain passive foreign investment companies ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution form the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

         A PFIC is any foreign corporation (i) 75% or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purposes means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purposes does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

LOSS OF REGULATED INVESTMENT COMPANY STATUS

         A Fund may experience particular difficulty qualifying as a regulated investment company in the case of highly unusual market movements, in the case of high redemption levels and/or during the first year of its operations. If the Fund does not qualify for taxation as a regulated investment company for any taxable year, the Fund's income will be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains, will be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.


                             PERFORMANCE INFORMATION


         Each Fund may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders.

         Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, three, five, and ten years (or for such shorter or longer periods as shares of the Fund have been offered), calculated pursuant to the following formula: P (1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum purchase premium is deducted from the initial $1,000 payment, (ii) all dividends and distributions are reinvested when paid and (iii) the maximum redemption fee is charged at the end of the relevant period. Quotations of total return may also be shown for other periods. The Funds may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

         The table below sets forth the average annual total return for Class III Shares of each Fund for the one, five and ten year periods ending February 28, 1999 and for the period from the commencement of the Funds' operations until February 28, 1999:

                                            INCEPTION      1 YEAR    3 YEARS   5 YEARS       10 YEARS     INCEPTION TO
FUND                                           DATE          (%)       (%)       (%)            (%)          DATE (%)
----                                        ---------      ------    ------    -------       --------     ------------
Tax-Managed U.S. Equities Fund               7/23/98        N/A       N/A       N/A            N/A         7.33%
Tax-Managed International Equities Fund      7/29/98        N/A       N/A       N/A            N/A        (3.02)%

         Each Fund may also from time to time advertise net return and gross return data for each month and calendar quarter since the Fund's inception. Monthly and quarterly return data is calculated by linking daily performance for a Fund (current net asset value divided by prior net asset value), and assumes reinvestment of all dividends and gains. Monthly and quarterly performance data does not reflect payment of any applicable purchase premiums or redemption fees. All quotations of monthly and quarterly returns would be accompanied by standardized total return information.

         Quotations of a Fund's gross return do not reflect any reduction for any Fund fees or expenses unless otherwise noted; if the gross return data reflected the estimated fees and expenses of the Fund, the returns would be lower than those shown. Quotations of gross return for a Fund for a particular month or quarter will be calculated in accordance with the following formula:

Gross Return =
Net Return + (Total Annual Operating Expense Ratio) (# of days in relevant period/365)

Information relating to a Fund's return for a particular month or calendar quarter is provided to permit evaluation of the Fund's performance and volatility in different market conditions, and should not be considered in isolation.

                              INVESTMENT GUIDELINES

GMO TAX MANAGED U.S. EQUITIES FUND - SUMMARY OF INVESTMENT GUIDELINES PERFORMANCE BENCHMARK: S&P 500 (After Tax)
GENERAL OBJECTIVE: Maximize after-tax total return greater than that of the S&P 500 through investment in common stocks traded in U.S.


GMO Tax Managed U.S. Equities Fund (the "Fund") is a series of GMO Trust, a registered open-end investment company. The complete policies of the Fund are set forth in and governed by the Fund's prospectus, as amended from time to time.


          TAX-SENSITIVE STRATEGIES THAT MAY BE EMPLOYED(1)

- Manager may minimize portfolio turnover in order to defer the realization and minimize the distributions of capital gains

- Manager may sell securities in order to realize capital losses so as to offset realized capital gains, thus reducing net capital gains distributions

- Manager will attempt to sell shares on which it has the highest cost basis in order to minimize capital gains distributions (when making sales of specific securities)

- In lieu of redeeming in cash, the Manager may meet redemption requests through in-kind redemptions in whole or in part by a distribution of appreciated securities held by the Fund, so that the Fund will not be required to distribute the capital gains in those securities to the remaining shareholders in the Fund. The effect to the redeeming shareholder is the same for federal income tax purposes as a redemption in cash. Shareholders receiving the redemption in kind would pay tax on the capital gains realized, if any, on the Fund shares redeemed.


PERMITTED INVESTMENTS
SECURITIES/INSTRUMENTS:                          -  At least 65% of the Fund's total assets will be invested in or
   Domestic common stocks                           exposed to(2) domestic common stocks
   Convertible securities
   Securities of Foreign Issuers (traded         -  Substantially all of the Fund's assets will be invested in or exposed
      principally on U.S. Exchanges)                to equity securities of at least 125 companies chosen from among the
   Depository Receipts                              Wilshire 5000 Index and will be invested primarily in the
   Illiquid Securities                              approximately 1,200 companies with the largest equity capitalization
   144A Securities                                  at the time of investment which are also listed on a United States
   Restricted Securities                            national securities exchange (the "Large Cap 1200").  The Fund may
   Futures and Related Options on                   invest in fewer issuers if, in the opinion of the Manager, there are
       securities indexes                           not at least 125 attractive investment opportunities from among such
   REITs                                            companies.
   Exchange-traded and OTC options on
      securities and indexes (including
      writing covered options)
   Equity Swap Contracts
   Contracts for Differences
   Index Futures
   Repurchase Agreements

CASH AND MONEY MARKET INSTRUMENTS                -  The Fund expects that less than 5% of its net assets will be exposed
   Any short-term assets will be invested in        to cash and money market instruments.  This limitation does not
   cash or High Quality Money Market                include cash and money market instruments in margin or other
   Instruments including securities issued by       segregated accounts held against exposure achieved through derivative
   the U.S. government and agencies thereof,        instruments ("equitized cash").
   bankers' acceptances, commercial paper,

-------------------
         (1) There can be no assurance that the Manager will be successful in employing these strategies.

         (2) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

bank certificates of deposit and repurchase agreements

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN              Except for short-term credits necessary for clearance of transactions

   BORROWING MONEY                              Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy

   UNDERWRITING SECURITIES                      Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments

   MAKING LOANS                                 Except by way of purchasing of debt obligations, repurchase agreements and securities lending.  Fund may loan securities valued at up to
                                                331/3% of its total assets

   PLEDGING, HYPOTHECATING OR                   Except that collateral arrangements with respect to swap agreements,
   MORTGAGING FUND ASSETS                       the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.  The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.

   SELLING UNCOVERED PUT AND CALL OPTIONS ON SECURITIES OR INDEXES SHORT SALES OF SECURITIES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
     MANAGEMENT

RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES                     -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes)

                                             -  Put and call options written by a Fund must be covered

   ILLIQUID SECURITIES                       -  No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

   INVESTMENT IN INSURANCE COMPANIES         -  The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY        -  Equity: The Fund will not purchase more than 5% of any class of stock of
   BROKERS, DEALERS, UNDERWRITERS AND           a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                             -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                             -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.  The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION
   DIVERSIFICATION                           -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issue.

                                             -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.

   CONCENTRATION                             -  No more than 25% of the Fund's assets will be invested in securities of issuers in any one industry.

DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                      -  Futures contracts and related options on securities indexes

                                             -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.

                                             -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities

                                             -  Contracts for differences: equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES                       -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already
   HEDGING                                      generally present in the Fund.(3)

                                             -  Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.  Conversely, if the
                                                Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT                                -  The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash balances held by the Fund.  The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.

   RISK MANAGEMENT -                         -  The Fund may use equity futures, related options and equity swap
   SYNTHETIC SALES AND PURCHASES                contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual markets, sectors and equities.  Sometimes, such transactions are used as a precursor to actual sales and purchases.  For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically  "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Equity

-------------------
         (3) The Fund may use such hedging to remove or reduce general market exposure (e.g. an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g. a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

                                                derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES     -  There is no limit on the use of derivatives for hedging purposes.

                                             -  The face value of derivatives used for investment purposes will be limited to 25% of the Fund's assets.  When a currency forward is used in conjunction with an equity derivative for investment purposes, the currency forward will not be independently counted for this restriction.

                                             -  When long futures contracts and long equity swaps are used for investment, an amount of cash or high quality debt securities equal to the face value of all such long derivative positions will be segregated against such exposure.  However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to segregate against a new long derivative exposure.

                                             -  The net long equity exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the
                                                Fund's net assets.

                                             -  The aggregate absolute face value of all futures contracts and swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 100% of the Fund's assets.

                                             -  Except when such instruments are used for bona-fide hedging, no more than
                                                5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

                                             -  Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.  Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

[TAX-MANAGED INTERNATIONAL GUIDELINES TO BE FILED BY AMENDMENT]

                              FINANCIAL STATEMENTS

         The Funds' audited financial statements for the fiscal year ended February 28, 1999 included in the Trust's Annual Reports filed with the Securities and Exchange Commission on ________, 1999 pursuant to Section 30(d) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are hereby incorporated in this Statement of Additional Information by reference.

                                    GMO TRUST

                          SPECIMEN PRICE-MAKE-UP SHEET

         Following are computations of the total offering price per share for each class of shares of each Fund, in each case based upon their respective net asset values and shares of beneficial interest outstanding at the close of business on February 28, 1999.

----------------------------------------------------------------------------------------------------------------------
Tax-Managed U.S. Equities Fund - Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $10.67 per share based on 760,573 shares of
beneficial interest outstanding)                                                                           $8,115,517
----------------------------------------------------------------------------------------------------------------------
   Offering Price ($10.67 x 100/99.86) *                                                                       $10.68
                                                                                                               ------
----------------------------------------------------------------------------------------------------------------------
Tax-Managed International Equities Fund-Class III
----------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $9.71 per share based on 1,907,929 shares of                        $18,525,373
beneficial interest outstanding)                                                                          -----------
----------------------------------------------------------------------------------------------------------------------
Offering Price ($9.71 x 100/99.40)*                                                                             $9.77
                                                                                                                -----
----------------------------------------------------------------------------------------------------------------------

-------------------
         *Represents maximum offering price charged on certain cash purchases. See "Purchase of Shares" in the Shareholder's Manual.

                                    GMO TRUST
                              SHAREHOLDER'S MANUAL
              SHAREHOLDER'S MANUAL FOR ALL CLASSES OF FUND SHARES



                                    GMO FUNDS


U.S. FUNDS                                      INTERNATIONAL EQUITY FUNDS
U.S. Core Fund                                  International Core Fund
Tobacco-Free Core Fund                          Currency Hedged International
Value Fund                                          Core Fund
Fundamental Value Fund                          Foreign Fund
Growth Fund                                     International Small Companies Fund
Small Cap Value Fund                            Japan Fund
Small Cap Growth Fund                           Emerging Markets Fund
REIT Fund                                       Evolving Countries Fund
Tax-Managed U.S. Equities  Fund                 Asia Fund
                                                Global Properties Fund
                                                Global Hedged Equity Fund
                                                Tax-Managed International
                                                      Equities Fund



FIXED INCOME FUNDS                              ASSET ALLOCATION FUNDS

Domestic Bond Fund                              International Equity Allocation
U.S. Bond/Global Alpha A Fund                       Fund
U.S. Bond/Global Alpha B Fund                   World Equity Allocation Fund
International Bond Fund                         Global (U.S.+) Equity
Currency Hedged International                       Allocation Fund
     Bond Fund                                  Global Balanced Allocation Fund
Global Bond Fund                                U.S. Sector Fund
Emerging Country Debt Fund
Short-Term Income Fund
Inflation Indexed Bond Fund
Emerging Country Debt Share Fund

         This GMO TRUST Shareholder's Manual (the "Manual") contains detailed information about purchase and redemption options and procedures for each of the funds listed above (the "Funds"). This Manual also includes information regarding the different classes of shares available for each Fund, including the eligibility requirements for each class and the circumstances under which a shareholder's shares of one class of a Fund will be automatically converted to a different class of shares of that Fund. This Manual is not a prospectus, and should be used in conjunction with the GMO Trust Prospectus, as amended from time to time (the "Prospectus"). This Manual, and the information disclosed herein, is incorporated by reference into the Prospectus, and is considered part of the Prospectus.

GMO Trust distributes the Funds' shares. You can call the Trust collect at 1-617-346-7646 to find out more about the Funds and other funds offered by the Trust.


SHAREHOLDER'S MANUAL                                              JUNE 30, 1999

                                TABLE OF CONTENTS

                                                                         Page #
                                                                         ------
How to Buy Shares
      Purchase Procedures
How to Redeem Shares
Multiple Classes
           Eligibility for Classes
           Conversions between Classes
Distributions


                                HOW TO BUY SHARES

Shares of each Fund are available only from the Trust and may be purchased on any day when the New York Stock Exchange is open for business (a "business day"). Shares may be purchased by sending a purchase order to GMO Shareholder Services. See "Purchase Procedures" below.

The purchase price of a share of each Fund is (i) the net asset value next determined after a purchase order is received in good order plus (ii) a premium, if any, established from time to time by the Trust for the particular Fund and class to be purchased. All purchase premiums are paid to and retained by the Fund and are intended to cover the brokerage and other costs associated with putting the investment to work in the relevant markets. Each class of shares of a Fund has the same rate of purchase premium if any.

The purchase premiums currently in effect for each Fund are as follows:

Fund                                                                                                    Purchase
                                                                                                        Premium
                                                                                                        -------
Short-Term Income Fund, Domestic
      Bond Fund, Foreign Fund and Emerging County Debt Share Fund*...........................             None
Inflation Indexed Bond Fund .................................................................             0.10%
U.S. Core Fund, Tobacco-Free Core Fund
     Value Fund, Growth Fund and Tax-Managed U.S. Equities Fund..............................             0.14%
Fundamental Value Fund,
      International Bond Fund, Currency Hedged
      International Bond Fund, Global Bond Fund,
      U.S. Bond/Global Alpha A Fund and
      U.S. Bond/Global Alpha B Fund                                                                       0.15%
U.S. Sector Fund.............................................................................             0.27%
Global Balanced Allocation Fund .............................................................             0.35%
Global Hedged Equity Fund ...................................................................             0.37%
Japan Fund ..................................................................................             0.40%
Global (U.S.+) Equity Allocation Fund.......................................................              0.47%
Small Cap Value Fund, Small Cap Growth Fund,
      REIT Fund and Emerging Country Debt Fund ..............................................             0.50%
International Core Fund, Currency Hedged
     International Core Fund,
     Global Properties Fund, and Tax-Managed International Equities Fund ....................             0.60%
World Equity Allocation Fund ................................................................             0.66%
International Equity Allocation Fund ........................................................             0.80%
International Small Companies Fund ..........................................................             1.00%
Asia Fund....................................................................................             1.20%
Emerging Markets Fund and Evolving Countries Fund ...........................................             1.60%

* Although no purchase premium is charged directly by the Emerging Country Debt Share Fund ("ECDSF"), by virtue of ECDSF's investment in the Emerging Country Debt Fund, ECDSF's shareholders will indirectly bear the Emerging Country Debt Fund's purchase premium of up to 0.50%.

Purchase premiums generally apply only to cash transactions. These fees are paid to and retained by the Fund itself and are designed to allocate transaction costs caused by shareholder activity to the shareholder generating the activity, rather than to the Fund as a whole. Purchase premiums are not sales loads.

In certain limited circumstances, the purchase premiums for certain Funds may be waived in part or in full. These circumstances are described in the Prospectus under "Fees and Expenses". For many Funds, no purchase premium is charged with respect to in-kind purchases of Fund shares. However, in the case of in-kind purchases involving transfers of large positions in markets where the costs of re-registration and/or other transfer expenses are high, the International Core Fund, Currency Hedged International Core Fund, International Small Companies Fund, Japan Fund, Global Hedged Equity Fund and Tax-Managed International Equities Fund may each charge a premium of 0.10% and the Emerging Markets Fund, Evolving Countries Fund and Asia Fund may charge a premium of 0.20%. In addition, in the case of in-kind purchases of shares of the U.S. Bond/Global Alpha A Fund, U.S. Bond/Global Alpha B Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund and Inflation Indexed Bond Fund, shareholders will pay 50% of purchase premium applied to cash transactions.

Shares may be purchased (i) in cash, (ii) in exchange for securities on deposit at the Depository Trust Company ("DTC") (or such other depository acceptable to the Manager), subject to the determination by the Manager that the securities to be exchanged are acceptable, or (iii) by a combination of such securities and cash. In all cases, the Manager reserves the right to reject any particular investment. Securities acceptable to the Manager as consideration for Fund shares will be valued as set forth under "Determination of Net Asset Value" (generally the last quoted sale price) as of the time of the next determination of net asset value after such acceptance. All dividends, subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the relevant Fund and must be delivered to the Trust upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes may be realized by the investor subject to federal income taxation upon the exchange, depending upon the investor's basis in the securities tendered.

The Manager will not approve securities as acceptable consideration for Fund shares unless (1) the Manager, in its sole discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities may be acquired under the investment restrictions applicable to the relevant Fund. Investors interested in making in-kind purchases should telephone the Manager at (617) 346-7646.

For purposes of calculating the purchase price of Trust shares, a purchase order is received by the Trust on the day that it is in "good order" and is accepted by the Trust. For a purchase order to be in "good order" on a particular day, the investor's consideration must be received before the relevant deadline on that day. If the investor makes a cash investment, the deadline for wiring Federal funds to the Trust is 2:00 p.m. Boston time. If the investor makes an investment in-kind, the investor's securities must be placed on deposit at DTC (or such other depository as is acceptable to the Manager) and 2:00 p.m. Boston time is the deadline for transferring those securities to the account designated by the Trust's transfer agent, Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. Investors should be aware that approval of the securities to be used for purchase must be obtained from the Manager prior to this time. When the consideration is received by the Trust after the relevant deadline, the purchase order is not considered to be in good order and is required to be resubmitted on the following business day. With the prior consent of the Manager, in certain circumstances the Manager may, in its discretion, permit purchases based on receiving adequate written assurances that Federal funds or securities, as the case may be, will be delivered to the Trust by 2:00 p.m. Boston time on or prior to the fourth business day after such assurances are received.


PURCHASE PROCEDURES:

(a) General: Investors should call the Trust at (617) 346-7646 to obtain a Purchase Order Form, which contains wire transfer and mailing instructions. The Trust reserves the right to reject any order for Trust Shares. DO NOT SEND CASH, CHECKS OR SECURITIES DIRECTLY TO THE TRUST.

Purchases will be made in full and fractional shares of each Fund calculated to three decimal places. The Trust's Transfer Agent will send a written confirmation (including a statement of shares owned) to shareholders at the time of each transaction.

(b) Purchase Order Form: Investors must submit an application to the Trust and it must be accepted by the Trust before it will be considered in "good order." The Purchase Order Form may be submitted to the Trust (i) By Mail to GMO Trust c/o Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, MA 02110,
Attention: Shareholder Services, or (ii) By Facsimile to (617) 439-4192,
Attention: Shareholder Services.

(c) Acceptance of Order: No purchase order is in "good order" until it has been accepted by the Trust. A shareholder may confirm acceptance of a mailed or faxed purchase order by calling the Trust at (617) 330-7500 (ask for Shareholder Services). If a Purchase Order is mailed to the Trust, it will be acted upon when received.

(d) Payment: All Federal funds must be transmitted to Investors Bank & Trust Company for the account of the specific Fund of GMO Trust. "Federal funds" are monies credited to Investors Bank & Trust Company's account with the Federal Reserve Bank of Boston.

NOTE: The Trust may attempt to process orders for Trust shares that are submitted less formally than as described above, but, in such cases, the investor should carefully review confirmations set by the Trust to verify that the order was properly executed. The Trust cannot be held responsible for failure to execute orders or improperly executing orders that are not submitted in accordance with these procedures.





                              HOW TO REDEEM SHARES

Shares of each Fund may be redeemed on any business day in cash or in kind. The redemption price is the net asset value per share next determined after receipt of the redemption request in "good order" less any applicable redemption fee. All redemption fees are paid to and retained by the Fund and are intended to cover the brokerage and other Fund costs associated with redemptions. All classes of a particular Fund bear the same redemption fee rate, if any.

The redemption fees currently in effect for each Fund are set forth in the table below.

Fund                                                                                                     Redemption Fee
----                                                                                                     --------------
U.S. Core Fund, Tobacco-Free Core Fund, Value Fund,
         Growth Fund, Small Cap Growth Fund,
          Fundamental Value Fund, REIT Fund,
               Tax-Managed U.S. Equities Fund, International Core Fund,
               Currency Hedged International Core Fund, Foreign Fund,
               International Small Companies Fund, Japan Fund, Tax-Managed
               International Equities Fund, Domestic Bond Fund,
               U.S. Bond/Global Alpha A Fund, U.S. Bond/Global Alpha B Fund,
                International Bond Fund, Currency Hedged International Bond Fund,
                Global Bond Fund, Short-Term Income Fund,
                Global Hedged Equity Fund and Emerging Country Debt Share Fund(1).................              None
Inflation Indexed Bond Fund...................................................................                0.10%
International Equity Allocation Fund and
         Global Balanced Allocation Fund......................................................                0.11%

-------------------
         (1) Although no redemption fee is charged directly by the Emerging Country Debt Share Fund ("ECDSF"), by virtue of ECDSF's investment in the Emerging Country Debt Fund, ECDSF's shareholders will indirectly bear the Emerging Country Debt Fund's redemption fee of up to 0.25%.

Global (U.S.+) Equity Allocation Fund and
         World Equity Allocation Fund.........................................................                0.15%
U.S. Sector Fund(2).............................................................................                0.18%
Emerging Country Debt Fund(3)...................................................................                0.25%
Global Properties Fund........................................................................                0.30%
Emerging Markets Funds(4),
         Asia Fund and
         Evolving Countries Fund..............................................................                0.40%
Small Cap Value Fund,
         Small Cap Growth Fund and
         REIT Fund............................................................................                0.50%
International Small Companies Fund............................................................                0.60%
Global Hedged Equity Fund(5)....................................................................                1.40%

Redemption fees generally apply only to cash transactions. These fees are paid to and retained by the Fund itself and are employed to allocate transaction costs caused by shareholder activity to the shareholder generating the activity, rather than to the Fund as a whole. Redemption fees are not sales loads or contingent deferred sale charges.

In certain limited circumstances, the redemption fees for certain Funds may be waived in part or in full. The circumstances are described in the Prospectus under "Fees and Expenses". If the Manager determines, in its sole discretion, that it would be detrimental to the best interest of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Securities used to redeem Fund shares in-kind will be valued in accordance with the relevant Fund's procedures for valuation described under "Determination of Net Asset Value." Securities distributed by a Fund in-kind will be selected by the Manager in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. Any in-kind redemptions will be of readily marketable securities to the extent available. Investors may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

Payment on redemption will be made as promptly as possible and in any event within seven days after the request for redemption is received by the Trust in "good order." A redemption request is in "good order" if it includes the exact name in which shares are registered, the investor's account number and the number of shares or the dollar amount of shares to be redeemed and if it is signed exactly in accordance with the form of registration. In addition, for a redemption request to be in "good order" on a particular day, the investor's request must be received by the Trust by 4:15 p.m. Boston time on a business day. When a redemption request is received after 4:15 p.m. Boston time, the redemption request will not be considered to be in "good order" and is required to be resubmitted on the following business day. Persons acting in a fiduciary capacity, or on behalf of a corporation, partnership or trust, must specify, in full, the capacity in which they are acting. The redemption request will be considered "received" by the Trust only after (i) it is mailed to, and received by, the Trust at the appropriate address set forth above for purchase orders, or
(ii) it is faxed to the Trust at the appropriate facsimile number set forth above for purchase orders, and the investor has confirmed receipt of the faxed request by calling the Trust at (617) 346-7646. In-kind distributions will be transferred and delivered as directed by the investor. Cash payments will be made by transfer of Federal funds for payment into the investor's account.

When opening an account with the Trust, shareholders will be required to designate the account(s) to which funds or securities may be transferred upon redemption. Designation of additional accounts and any change in the accounts originally designated must be made in writing.

-------------------
         (2) Applies only to shares acquired on or after June 30, 1998 (including shares acquired through the reinvestment of dividends and other distributions after each date).

         (3) Applies only to shares acquired on or after July 1, 1995 (including shares acquired through the reinvestment of dividends and other distributions after such date).

         (4) Applies only to shares acquired on or after June 1, 1995 (including shares acquired through the reinvestment of dividends and other distributions after such date).

         (5) This redemption fee will be 0% unless the size of a redemption forces the Manager to an early termination of a hedging transaction to meet the redemption request.

Each Fund may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to fairly determine the value of the net assets of the Fund, or during any other period permitted by the Securities and Exchange Commission for the protection of investors. Because the International Funds each hold portfolio securities listed on foreign exchanges which may trade on days on which the New York Stock Exchange is closed, the net asset value of such Funds' shares may be significantly affected on days when shareholders have no access to such Funds.

                                MULTIPLE CLASSES

         Each Fund offers up to three classes of shares. All Funds offer Class III Shares and, as described below, certain Funds also offer Class II and/or Class IV Shares. The sole economic difference among the various classes of shares is the level of Shareholder Service Fee that the classes bear for client and shareholder service, reporting and other support. The existence of multiple classes reflects the fact that, as the size of a client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the Shareholder Service Fee is lower for classes where eligibility criteria require greater total assets under GMO's management.

         The Trust has adopted a Shareholder Servicing Plan (the "Plan") covering each class of shares of each Fund. The following table summarizes the current eligibility requirements for each class (subject to the exceptions noted below) and the Shareholder Service Fees each class will pay under the Plan, expressed as an annual percentage of the average daily net assets attributable to that class of shares:

CLASS II AND CLASS III SHARES:

U.S. CORE FUND, INTERNATIONAL CORE FUND
AND FOREIGN FUND (COLLECTIVELY,                      MINIMUM TOTAL INVESTMENT/                   SHAREHOLDER
THE "CLASS II FUNDS")                                TOTAL FUND INVESTMENT*                      SERVICE FEE ("SSF")**
---------------------------------------              -------------------------                   ---------------------
     Class II                                        $ 1 million/ N/A                            0.22%
     Class III                                       $35 million/ N/A                            0.15%

ASSET ALLOCATION FUNDS (EXCEPT U.S. SECTOR
FUND) AND EMERGING COUNTRY DEBT
SHARE FUND
     Class III                                       $ 1 million/ N/A                            0.00%***

U.S. SECTOR FUND AND GLOBAL
HEDGED EQUITY FUND
     Class III                                       $ 1 million/ N/A                            0.15%****

ALL OTHER FUNDS (EXCEPT
CLASS II FUNDS AND
ASSET ALLOCATION FUNDS)
     Class III                                       $ 1 million/ N/A                            0.15%

CLASS IV SHARES:

U.S. CORE FUND                                       $250 million/$125 million                   0.105%
INTERNATIONAL CORE FUND                              $250 million/ $125 million                  0.09 %
FOREIGN FUND                                         $250 million/N/A                            0.09 %
CURRENCY HEDGED INTERNATIONAL CORE FUND              $250 million/$125 million                   0.09 %
EMERGING MARKETS FUND                                $250 million/$125 million                   0.105%
EMERGING COUNTRY DEBT FUND                           $250 million/$125 million                   0.10 %

* The eligibility requirements in the table above are subject to certain exceptions and special rules for certain plan investors and for certain clients with continuous client relationships with GMO since May 31, 1996. These exceptions and special rules are explained below.

**       All classes of shares of a Fund pay the same investment management fee.

*** These Funds will indirectly bear an additional SSF of 0.15% by virtue of their investments in other Funds of the Trust. Thus, the total SSF borne by Class III Shares of these Funds is the same as that borne by Class III Shares of the other Funds. See "Fees and Expenses" in the Prospectus.

**** The SSF charged to these Funds will be reduced by a corresponding amount for all SSF's indirectly borne by the relevant Fund by reason of its investments in Class III Shares of other Funds of the Trust. Thus, the total SSF borne by Class III Shares of these Funds is the same as that borne by Class III Shares of the other Funds of the Trust.

ELIGIBILITY FOR CLASSES

CLASS II AND CLASS III SHARES:

         Class II Shares are currently being offered only for the "Class II Funds" listed in the table above. Class III Shares are currently being offered for all Funds. With certain exceptions described below, for a client to be eligible for Class II or Class III Shares, the client must satisfy the minimum "Total Investment" (as defined below) requirement set forth in the table.

         For clients establishing a relationship with GMO on or after June 1, 1996: A client's Total Investment will be determined by GMO at least annually as of December 31 of each year and on such other dates as may be determined by GMO [Q: DOES GMO AUTOMATICALLY DESIGNATE THE DATE OF A NEW CLIENT'S INITIAL INVESTMENT WITH GMO AS A DETERMINATION DATE WITH RESPECT TO THAT CLIENT? IF SO, WE SHOULD PROBABLY CLARIFY THAT POINT.] (each a "Determination Date"). Subject to as provided below, a client's Total Investment as of any Determination Date will equal the greater of (a) the market value of assets managed by GMO and its affiliates for the client (whether in a pooled vehicle or otherwise) as of such Determination Date, and (b) the client's Total Investment as of the previous Determination Date (less the market value of any account managed by GMO's U.S. Active Division as of the previous Determination Date), plus contributions made to, and less Large Withdrawals (defined below) from, any GMO-managed product or account (other than any account managed by GMO's U.S. Active Division) since the previous Determination Date (plus the market value of any account managed by GMO's U.S. Active Division as of the then current Determination Date). For these purposes, "Large Withdrawals" means the total of all withdrawals made from any GMO-managed product or account (other than any account managed by GMO's U.S. Active Division) since the previous Determination Date if such total exceeds 7% of the sum of the client's Total Investment as of the previous Determination Date and any contributions to any GMO-managed product or account (other than any account managed by GMO's Active U.S. Division) made since the previous Determination Date. For clients with GMO accounts as of November 30, 1997, their initial Total Investment is the greater of the market value of assets managed by GMO and its affiliates for the client as of the close of business on November 30, 1997 or on December 31, 1997. For clients establishing a relationship with GMO on or after December 31, 1997, their Total Investment will be determined as described above. Notwithstanding anything to the contrary in this Manual or the Prospectus, assets invested in the Pelican Fund will not be considered when determining a client's Total Investment. For purposes of this Manual and the Prospectus, accounts managed by GMO's U.S. Active Division include certain separate accounts managed by GMO. Clients with any questions regarding whether certain of their assets are deemed to be managed by GMO's U.S. Active Division should call GMO at (617) 346-7646.

         For Clients with Accounts as of May 31, 1996: Any client of GMO whose Total Investment as of May 31, 1996 was equal to or greater than $7 million will remain eligible for Class III Shares indefinitely, provided that such client does not make a withdrawal or redemption that causes the client's Total Investment to fall below $7 million.

CLASS IV SHARES:

         Class IV Shares are currently being offered only for the Funds listed in the table on the previous page. Eligibility for Class IV Shares of a Fund is dependent upon the client meeting either (i) the minimum "Total Fund Investment" set forth in the table, which includes only a client's total investment in the particular Fund, or (ii) the minimum "Total Investment" set forth in the table, calculated as described above for Class II and Class III Shares. For clients that have accounts with GMO as of November 30, 1997, their initial Total Investment or initial Total Fund Investment for purposes of determining eligibility for Class IV Shares will be the greater of the market value of all of their investments advised by GMO and its affiliates, or the market value of their investment in the particular Fund, as the case may be, as of the close of business on November 30, 1997 or December 31, 1997. For clients establishing a relationship with GMO on or after December 1, 1997, their Total Fund Investment and Total Investment will be determined as described above.

ALL CLASSES:

- Investments by defined contribution plans (such as 401(k) plans) will always be invested in the class of shares of the relevant Fund(s) with the highest Shareholder Service Fee offered from time to time by the relevant Fund(s) regardless of the size of the investment, and will not be eligible to convert to other classes with lower Shareholder Service Fees.

- There is no minimum additional investment required to purchase additional shares of a Fund for any class of shares.

- The Manager will make all determinations as to the aggregation of client accounts for purposes of determining eligibility.

- Eligibility requirements for each class of shares are subject to change upon notice to shareholders.

CONVERSIONS BETWEEN CLASSES

         On December 31 of each year and on such other dates as may be determined by GMO (each a "Determination Date") the value of each client's Total Investment and Total Fund Investment with GMO, as defined above, will be determined. Based on that determination, each client's shares of each Fund will be automatically converted to the class of shares of such Fund which is then being offered with the lowest Shareholder Service Fee for which the client is eligible based on the amount of their Total Investment or Total Fund Investment, as the case may be, on the Determination Date. The conversion will occur within 15 business days following the Determination Date on a date selected by the Manager. Also, if a client makes an investment in any Fund of the Trust (except for the Pelican Fund) or puts additional assets under GMO's management (except for accounts managed by GMO's U.S. Active Division) so as to cause the client to be eligible for a new class of shares, such determination will be made as of the close of business on the last day of the calendar quarter in which the investment was made, and the conversion will be effected within 15 business days of that quarter end, on a date selected by the Manager.

         The Trust has been advised by counsel that the conversion of a client's investment from one class of shares to another class of shares in the same Fund should not result in the recognition of gain or loss in the converted Fund's shares. The client's tax basis in the new class of shares immediately after the conversion should equal the client's basis in the converted shares immediately before conversion, and the holding period of the new class of shares should include the holding period of the converted shares.

         Certain special rules will be applied by the Manager with respect to clients for whom GMO managed assets prior to the creation of multiple classes on May 31, 1996. Clients whose Total Investment as of May 31, 1996 is equal to $7 million or more will be eligible to remain invested in Class III Shares indefinitely (irrespective of whether the Fund has a higher investment minimum), provided that such client does not make a withdrawal or redemption that causes the client's Total Investment to fall below $7 million. Clients whose Total Investment as of May 31, 1996 is less than $7 million but greater than $0 will be eligible to invest in or convert to Class II Shares indefinitely (irrespective of whether the Fund has a higher investment minimum). Notwithstanding the foregoing special rules, clients shall always remain eligible to remain in and/or be converted to any class of shares of the relevant Fund which the client would be eligible to purchase pursuant to the eligibility requirements set forth herein.

         Investors should be aware that not all classes of shares of all Funds are available in all jurisdictions.


                                  DISTRIBUTIONS

         The policy of each U.S. Equity Fund (except for the REIT Fund), the Short-Term Income Fund and the Domestic Bond Fund is to declare and pay distributions of its dividends and interest quarterly. The policy of each other Fund is to declare and pay distributions of its dividends, interest and foreign currency gains semi-annually. Each Fund also intends to distribute net gains from the sale of securities held for not more than one year ("net short-term capital gains") and net gains from the sale of securities held for more than one year ("net long-term capital gains") at least annually.

All dividends and/or distributions will be paid in shares of the relevant Fund, at net asset value, unless the shareholder elects to receive cash. There is no purchase premium on reinvested dividends or distributions. Shareholders may make this election by marking the appropriate box on the application or by writing to the Trust.

                                    GMO TRUST
           SUPPLEMENT TO GMO TRUST PROSPECTUS DATED JUNE 30, 1999 AND
                 GMO TAX-MANAGED PROSPECTUS DATED JUNE 30, 1999


GMO International Core Plus Allocation Fund

         In addition to those Funds identified in the Trust's Prospectus dated June 30, 1999, the Trust is also authorized to issue shares of an additional series, the GMO International Core Plus Allocation Fund ("ICPA"). A Post-Effective Amendment to the Trust's registration statement relating to the creation of ICPA was initially filed with the Securities and Exchange Commission on December 5, 1997, and became effective on February 18, 1998. The ICPA has not yet commenced operations.

         ICPA is a "fund of funds" that will invest primarily in other Funds of the Trust ("underlying Funds"). ICPA will be managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). Although GMO will not receive any fees for providing investment management services to ICPA, it will receive investment management fees from the underlying GMO Trust Funds in which ICPA invests. The fees and expenses associated with an investment in ICPA are as follows:

    GMO         Purchase and Redemption Fees
 Fund Name      (fees paid directly to Fund at                                  Annual Operating Expenses
                   purchase or redemption)
                ---------------------------------      ---------------------------------------------------------------------------
                Cash Purchase          Redemption      Inv. Mgmt.     Shareholder      Other Ex-      Total           Expense
                Premium                Fees            Fees(3)        Service          penses(3)      Operating       Reim-
                (as a percentage of    (as a                          Fee(2)                          Expenses(3)     bursement(3)
                amount invested(1)     percentage
                                       of amount
                                       redeemed(1)

ICPA FUND(6)
Class I         .65%(7)                .11%(5)         .00%(6)        .13%(6)          .05%(4,6)      .18%(6)         .05%


Class II        .65%(7)                .11%(5)         .00%(6)        .07%(6)          .05%(4,6)      .12%(6)         .05%


Class III       .65%(7)                .11%(5)         .00%(6)        .00%(6)          .05%(4,6)      .05%(6)         .05%


                Annual
    GMO         Operating
 Fund Name      Expenses                                 Examples
                --------      ------------------------------------------------------------
                Net           You would pay the following        You would pay the
                Expenses      expenses on a $10,000              following expenses on the
                              investment assuming 5%             same investment assuming
                              annual return with                 no redemption:
                              redemption at the end of
                              each time period:

ICPA FUND(6)                  1 Yr.           3 Yr.              1 Yr.         3 Yr.
Class I         0.13%         $90             $120               $80           $110


Class II        0.07%         $80             $100               $70           $90


Class III       0.00%         $80             $80                $70           $70

NOTES TO SCHEDULE


(1.) Purchase premiums and redemption fees apply only to cash transactions as set forth under "Purchase of Shares" and "Redemption of Shares" respectively. These fees are paid to and retained by the Fund itself and are designed to allocate transaction costs caused by shareholder activity to the shareholder generating the activity, rather than to the Fund as a whole.

(2.) Shareholder Service Fee ("SSF") paid to GMO for providing client services and reporting services.

         The level of SSF is the sole economic distinction between the various classes of Fund shares. A lower SSF for larger investments reflects that the cost of servicing client accounts is lower for larger accounts when expressed as a percentage of the account.

(3.) The Manager has contractually agreed to reimburse ICPA for certain Fund expenses through June 30, 2000 to the extent that ICPA's total annual operating expenses (excluding Shareholder Service Fees, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, transfer taxes, and expenses indirectly incurred by investment in other Funds of the Trust) would otherwise exceed 0.00% of ICPA's average daily net assets.

(4.)     Based on estimated amounts for the Fund's first fiscal year.

(5.) ICPA invests in various other Funds with different levels of purchase premiums and redemption fees, which reflect the trading costs of different asset classes. Therefore, ICPA's purchase premium and redemption fee has been set as the weighted average of the premiums and fees, respectively, of the underlying Funds in which ICPA expects to invest. The amount of purchase premium and redemption fee for ICPA will be adjusted approximately annually based on underlying Funds owned by ICPA during the prior year. The Manager may, but is not obligated to, adjust the purchase premium and/or redemption fee for ICPA more frequently if the Manager believes in its discretion that circumstances warrant.

(6.) ICPA invests primarily in other Funds of the Trust (referred to here as "underlying Funds"). Therefore, in addition to the fees and expenses directly incurred by ICPA (which are shown in the Schedule of Fees and Expenses), ICPA will also incur fees and expenses indirectly as a shareholder of the underlying Funds. Because the underlying Funds have varied expense and fee levels and ICPA may own different proportions of underlying Funds at different times, the amount of fees and expenses indirectly incurred by ICPA will vary. The Manager believes that, under normal market conditions, the total amount of fees and expenses that will be indirectly incurred by ICPA because of investment in underlying Funds will fall within the ranges set forth below:


    -------------------------------------------------------------------------------
    FUND                               LOW             TYPICAL                HIGH
    -------------------------------------------------------------------------------
    ICPA                              .71%               .74%                 .77%
    -------------------------------------------------------------------------------

         ICPA is a diversified portfolio that seeks high total return. The principal strategy ICPA will employ in pursuit of its objective will be to invest in Class III Shares of other Funds of the Trust, particularly the GMO International Core Fund and the GMO Evolving Countries Fund. The principal risks of an investment in ICPA include all of the principal risks of a direct investment in each underlying Fund in which ICPA invests. For a discussion of the principal risks of each underlying Fund, please see "Principal Risks" in the Prospectus.

                   MULTIPLE CLASSES - SUPPLEMENTAL INFORMATION

CLASS DESIGNATIONS

         In addition to the classes of shares identified in the Prospectus as being currently offered by each Fund of the Trust, each Fund of the Trust may also from time to time issue one or more of the following classes of shares:
Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares and Class VIII Shares. Exhibit A to this Prospectus Supplement identifies the classes each Fund may offer. Each class of shares of a Fund will represent interests in the same portfolio of investments and, except as described herein, shall have the same rights and obligations as each other class of shares of such Fund. The sole economic difference among the various classes of shares is the level of Shareholder Service Fee that the classes bear for client and shareholder service, reporting and other support. The existence of multiple classes reflects the fact that, as the size of a client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the Shareholder Service Fee is lower for classes where eligibility criteria require greater total assets under GMO's management.

         Each class of shares that is not presently being offered shall be subject to such investment minimums and other eligibility requirements as shall be set forth in the Trust's prospectus or statement of additional information prior to the commencement of sale of such shares (the "Prospectus").

CLASS ELIGIBILITY

         Class eligibility is generally dependent on the size of the client's total account under the management of Grantham, Mayo, Van Otterloo & Co. LLC, the Trust's investment adviser (referred to herein as "GMO" or the "Adviser"), as described from time to time in the Prospectus.

Class I, Class II and Class III Shares:

With certain exceptions described below, eligibility for Class I, Class II and Class III Shares depends on a client's "TOTAL INVESTMENT" with GMO.

         For clients establishing a relationship with GMO on or after June 1, 1996: A client's Total Investment will be determined by GMO as of December 31 of each year and on such other dates as may be determined by GMO (each a "Determination Date"). Subject to as provided below, a client's Total Investment as of any Determination Date will equal the greater of (a) the market value of assets managed by GMO and its affiliates for the client (whether in a pooled vehicle or otherwise) as of such Determination Date, and (b) the client's Total Investment as of the previous Determination Date (less the market value of any account managed by GMO's Domestic Active Division as of the previous Determination Date), plus contributions made to, and less Large Withdrawals (defined below) from, any GMO-managed product or account (other than any account managed by GMO's Domestic Active Division) since the previous Determination Date (plus the market value of any account managed by GMO's Domestic Active Division as of the then current Determination Date). For these purposes, "Large Withdrawals" means the total of all withdrawals made from any GMO-managed product or account (other than any account managed by GMO's Domestic Active Division) since the previous Determination Date if such total exceeds 7% of the sum of the client's Total Investment as of the previous Determination Date and any contributions to any GMO-managed product or account (other than any account managed by GMO's Domestic Active Division) made since the previous Determination Date. For clients that have accounts with GMO as of November 30, 1997, their Initial Total Investment is the greater of the market value of assets managed by GMO and its affiliates for the client as of the close of business on November 30, 1997 or on December 31, 1997. For clients establishing a relationship with GMO on or after December 1, 1997, their Total Investment will be determined as described above. Assets invested in the Pelican Fund will not be considered when determining a client's Total Investment.

         Investments by defined contribution pension plans (such as 401(k) plans) will always be invested in the class of shares of the relevant Fund(s) with the highest Shareholder Service Fee offered from time to time by the relevant Fund(s) regardless of the size of the investment, and will not be eligible to convert to other classes.

         For Clients with Accounts as of May 31, 1996: Any client of GMO whose Total Investment as of May 31, 1996 was equal to or greater than $7 million will remain eligible for Class III Shares indefinitely, provided that such client does not make a withdrawal or redemption that causes the client's Total Investment to fall below $7 million. Any client whose Total Investment as of May 31, 1996 was less than $7 million, but greater than $0, will convert to Class II Shares on July 31, 1997 or such later date as may be determined by the Manager. For clients with GMO accounts as of May 31, 1996, their initial Total Investment will equal the market value of all of their GMO investments as of the close of business on May 31, 1996 and will subsequently be calculated as described in the preceding section.

Class IV, Class V, Class VI, Class VII and Class VIII Shares:

         Eligibility for Class IV, Class V, Class VI, Class VII and Class VIII Shares is dependent upon the client meeting either (i) a minimum "TOTAL FUND INVESTMENT" requirement, which includes only a client's total investment in the particular Fund, or (ii) a minimum "Total Investment" requirement, calculated as described above for Class I, Class II and Class III Shares. For clients that have accounts with GMO as of November 30, 1997, their initial Total Investment or initial Total Fund Investment for purposes of determining eligibility for Class IV, Class V, Class VI, Class VII and Class VIII Shares will be the greater of the market value of all of their investments advised by GMO and its affiliates, or the market value of their investment in the particular Fund, as the case may be, as of the close of business on November 30, 1997 or December 31, 1997. For clients establishing a relationship with GMO on or after December 1, 1997, their Total Fund Investment and Total Investment will be determined as described above.

         The Manager will make all determinations as to aggregation of client accounts for purposes of determining eligibility.

         Eligibility requirements for classes of shares currently offered by the Trust are set forth in the Prospectus and the Shareholder's Manual. Eligibility requirements for classes of shares not currently being offered will be established and disclosed in the Prospectus prior to the offering of such shares.

CLASS CHARACTERISTICS

         The sole difference among the various classes of shares is the level of shareholder service fee ("Shareholder Service Fee") borne by the class for client and shareholder service, reporting and other support provided to such class by GMO. The Shareholder Service Fee borne by each class of shares of each Fund is set forth in Exhibit A hereto. The expenses associated with an investment in any of the classes currently being offered by a Fund are described in detail in the Prospectus under "Fees and Expenses."

         Investors should be aware that, because of the different Shareholder Service Fee borne by each class of shares of a particular Fund, the net annual fund operating expenses associated with an investment in Class I Shares or Class II Shares of a Fund will typically be 0.13% higher and 0.07% higher, respectively, than an investment in Class III Shares of the same Fund. As a result, the total return earned by an investment in Class I or Class II Shares of a Fund will always be lower than the total return earned by Class III Shares of the same Fund. Similarly, an investor in Class IV, Class V, Class VI, Class VII and Class VIII Shares can expect to pay lower net annual fund operating expenses and earn correspondingly higher returns than an investor in Class III Shares of the same Fund over the same period.

         The multiple class structure reflects the fact that, as the size of the client relationship increases, the cost to service that relationship is expected to decrease as a percentage of the account. Thus, the Shareholder Service Fee is lower for classes for which eligibility criteria generally require greater assets under GMO's management.

         All classes of shares of a Fund bear the same level of purchase premium and/or redemption fee, if any.

CONVERSION AND EXCHANGE FEATURES

         On December 31 of each year and on such other dates as may be determined by GMO (each a "DETERMINATION DATE") the value of each client's Total Investment and Total Fund

Investment with GMO will be determined. Based on that determination, each client's shares of each Fund will be automatically converted to the class of shares of such Fund which is then being offered with the lowest Shareholder Service Fee for which the client is eligible based on the amount of their Total Investment or Total Fund Investment, as the case may be, on the Determination Date. The conversion will occur within 15 business days following the Determination Date on a date selected by GMO. Also, if a client makes an investment in a GMO Fund (except for the Pelican Fund) or puts additional assets under GMO's management (except for accounts managed by GMO's Domestic Active Division) so as to cause the client to be eligible for a new class of shares, such determination will be made as of the close of business on the last day of the calendar quarter in which the investment was made, and the conversion will be effected within 15 business days of that quarter. Notwithstanding the foregoing, there will be no automatic conversion from a class of shares with a lower Shareholder Service Fee to a class of shares with a higher Shareholder Service Fee unless appropriate disclosure regarding the higher Shareholder Service Fee has been given to the affected client(s) in the Prospectus or otherwise.

         Shares of one class will always convert into shares of another class on the basis of the relative net asset value of the two classes, without the imposition of any sales load, fee or other charge. The conversion of a client's investment from one class of shares to another is not a taxable event, and will not result in the realization of gain or loss that may exist in Fund shares held by the client. The client's tax basis in the new class of shares will equal their basis in the old class before conversion. The conversion of shares from one class to another class of shares may be suspended if the opinion of counsel obtained by the Trust that the conversion does not constitute a taxable event under current federal income tax law is no longer available.

         Certain special rules will be applied by the Manager with respect to clients for whom GMO managed assets prior to the creation of multiple classes on May 31, 1996. Clients whose Total Investment as of May 31, 1996 is equal to $7 million or more will be eligible to remain invested in Class III Shares indefinitely (irrespective of whether the Fund has a higher investment minimum), provided that such client does not make a withdrawal or redemption that causes the client's Total Investment to fall below $7 million. Clients whose Total Investment as of May 31, 1996 is less than $7 million but greater than $0 will be eligible to invest in or convert to Class II Shares indefinitely (irrespective of whether the Fund has a higher investment minimum), and such conversion will not occur until on or after July 31, 1997. Notwithstanding the foregoing special rules applicable to clients owning shares of the Funds on May 31, 1996, such clients shall always be eligible to remain in and/or be converted to any class of shares of the relevant Fund with a lower Shareholder Service Fee which the client would be eligible to purchase pursuant to the eligibility requirements set forth elsewhere in this Plan or in the Prospectus.

SERVICE FEE SCHEDULE                                                          EXHIBIT A
CLASS I SHARES
                                    FUND                                      SERVICE FEE
-----------------------------------------------------------------------------------------------------
GMO U.S. Core Fund                                                                0.28%
-----------------------------------------------------------------------------------------------------
GMO Tobacco-Free Core Fund                                                        0.28%
-----------------------------------------------------------------------------------------------------
GMO Value Fund                                                                    0.28%
-----------------------------------------------------------------------------------------------------
GMO Growth Fund                                                                   0.28%
-----------------------------------------------------------------------------------------------------
GMO U.S. Sector Fund                                                              0.28%
-----------------------------------------------------------------------------------------------------
GMO Small Cap Value Fund                                                          0.28%
-----------------------------------------------------------------------------------------------------
GMO Fundamental Value Fund                                                        0.28%
-----------------------------------------------------------------------------------------------------
GMO Small Cap Growth Fund                                                         0.28%
-----------------------------------------------------------------------------------------------------
GMO REIT Fund                                                                     0.28%
-----------------------------------------------------------------------------------------------------
GMO International Core Fund                                                       0.28%
-----------------------------------------------------------------------------------------------------
GMO Currency Hedged International Core Fund                                       0.28%
-----------------------------------------------------------------------------------------------------
GMO Foreign Fund                                                                  0.28%
-----------------------------------------------------------------------------------------------------
GMO U.S. Bond/Global Alpha B Fund                                                 0.28%
-----------------------------------------------------------------------------------------------------
GMO U.S. Bond/Global Alpha A Fund                                                 0.28%
-----------------------------------------------------------------------------------------------------
GMO International Small Companies Fund                                            0.28%
-----------------------------------------------------------------------------------------------------
GMO Japan Fund                                                                    0.28%
-----------------------------------------------------------------------------------------------------
GMO Emerging Markets Fund                                                         0.28%
-----------------------------------------------------------------------------------------------------
GMO Global Properties Fund                                                        0.28%
-----------------------------------------------------------------------------------------------------
GMO Domestic Bond Fund                                                            0.28%
-----------------------------------------------------------------------------------------------------
GMO Global Hedged Equity Fund                                                     0.28%
-----------------------------------------------------------------------------------------------------
GMO International Bond Fund                                                       0.28%
-----------------------------------------------------------------------------------------------------
GMO Currency Hedged International Bond Fund                                       0.28%
-----------------------------------------------------------------------------------------------------
GMO Global Bond Fund                                                              0.28%
-----------------------------------------------------------------------------------------------------
GMO Emerging Country Debt Fund                                                    0.28%
-----------------------------------------------------------------------------------------------------
GMO Inflation Indexed Bond Fund                                                   0.28%
-----------------------------------------------------------------------------------------------------
GMO Evolving Countries Fund                                                       0.28%
-----------------------------------------------------------------------------------------------------
GMO Asia Fund                                                                     0.28%
-----------------------------------------------------------------------------------------------------
GMO Tax-Managed U.S. Equities Fund                                                0.28%
-----------------------------------------------------------------------------------------------------
GMO Tax-Managed International Equities Fund                                       0.28%
-----------------------------------------------------------------------------------------------------
GMO International Equity Allocation Fund                                          0.13%
-----------------------------------------------------------------------------------------------------

GMO Global (U.S.+) Equity Allocation Fund                                         0.13%
-----------------------------------------------------------------------------------------------------
GMO World Equity Allocation Fund                                                  0.13%
-----------------------------------------------------------------------------------------------------
GMO Global Balanced Allocation Fund                                               0.13%
-----------------------------------------------------------------------------------------------------
GMO International Core Plus Allocation Fund                                       0.13%
-----------------------------------------------------------------------------------------------------

SERVICE FEE SCHEDULE                                                          EXHIBIT A (cont'd)
CLASS II SHARES
                                    FUND                                      SERVICE FEE
-----------------------------------------------------------------------------------------------------
GMO U.S. Core Fund                                                                0.22%
-----------------------------------------------------------------------------------------------------
GMO Tobacco-Free Core Fund                                                        0.22%
-----------------------------------------------------------------------------------------------------
GMO Value Fund                                                                    0.22%
-----------------------------------------------------------------------------------------------------
GMO Growth Fund                                                                   0.22%
-----------------------------------------------------------------------------------------------------
GMO U.S. Sector Fund                                                              0.22%
-----------------------------------------------------------------------------------------------------
GMO Small Cap Value Fund                                                          0.22%
-----------------------------------------------------------------------------------------------------
GMO Fundamental Value Fund                                                        0.22%
-----------------------------------------------------------------------------------------------------
GMO Small Cap Growth Fund                                                         0.22%
-----------------------------------------------------------------------------------------------------
GMO REIT Fund                                                                     0.22%
-----------------------------------------------------------------------------------------------------
GMO International Core Fund                                                       0.22%
-----------------------------------------------------------------------------------------------------
GMO Currency Hedged International Core Fund                                       0.22%
-----------------------------------------------------------------------------------------------------
GMO Foreign Fund                                                                  0.22%
-----------------------------------------------------------------------------------------------------
GMO U.S. Bond/Global Alpha B Fund                                                 0.22%
-----------------------------------------------------------------------------------------------------
GMO U.S. Bond/Global Alpha A Fund                                                 0.22%
-----------------------------------------------------------------------------------------------------
GMO International Small Companies Fund                                            0.22%
-----------------------------------------------------------------------------------------------------
GMO Japan Fund                                                                    0.22%
-----------------------------------------------------------------------------------------------------
GMO Emerging Markets Fund                                                         0.22%
-----------------------------------------------------------------------------------------------------
GMO Global Properties Fund                                                        0.22%
-----------------------------------------------------------------------------------------------------
GMO Domestic Bond Fund                                                            0.22%
-----------------------------------------------------------------------------------------------------
GMO Global Hedged Equity Fund                                                     0.22%
-----------------------------------------------------------------------------------------------------
GMO International Bond Fund                                                       0.22%
-----------------------------------------------------------------------------------------------------
GMO Currency Hedged International Bond Fund                                       0.22%
-----------------------------------------------------------------------------------------------------
GMO Global Bond Fund                                                              0.22%
-----------------------------------------------------------------------------------------------------
GMO Emerging Country Debt Fund                                                    0.22%
-----------------------------------------------------------------------------------------------------
GMO Inflation Indexed Bond Fund                                                   0.22%
-----------------------------------------------------------------------------------------------------
GMO Evolving Countries Fund                                                       0.22%
-----------------------------------------------------------------------------------------------------
GMO Asia Fund                                                                     0.22%
-----------------------------------------------------------------------------------------------------
GMO Tax-Managed U.S. Equities Fund                                                0.22%
-----------------------------------------------------------------------------------------------------
GMO Tax-Managed International Equities Fund                                       0.22%
-----------------------------------------------------------------------------------------------------

GMO International Equity Allocation Fund                                          0.07%
-----------------------------------------------------------------------------------------------------
GMO Global (U.S.+) Equity Allocation Fund                                         0.07%
-----------------------------------------------------------------------------------------------------
GMO World Equity Allocation Fund                                                  0.07%
-----------------------------------------------------------------------------------------------------
GMO Global Balanced Allocation Fund                                               0.07%
-----------------------------------------------------------------------------------------------------
GMO International Core Plus Allocation Fund                                       0.07%
-----------------------------------------------------------------------------------------------------


SERVICE FEE SCHEDULE                                                          EXHIBIT A (cont'd)
CLASS III SHARES
                                    FUND                                      SERVICE FEE
-----------------------------------------------------------------------------------------------------
GMO U.S. Core Fund                                                                0.15%
-----------------------------------------------------------------------------------------------------
GMO Tobacco-Free Core Fund                                                        0.15%
-----------------------------------------------------------------------------------------------------
GMO Value Fund                                                                    0.15%
-----------------------------------------------------------------------------------------------------
GMO Growth Fund                                                                   0.15%
-----------------------------------------------------------------------------------------------------
GMO U.S. Sector Fund                                                              0.15%
-----------------------------------------------------------------------------------------------------
GMO Small Cap Value Fund                                                          0.15%
-----------------------------------------------------------------------------------------------------
GMO Fundamental Value Fund                                                        0.15%
-----------------------------------------------------------------------------------------------------
GMO Small Cap Growth Fund                                                         0.15%
-----------------------------------------------------------------------------------------------------
GMO REIT Fund                                                                     0.15%
-----------------------------------------------------------------------------------------------------
GMO International Core Fund                                                       0.15%
-----------------------------------------------------------------------------------------------------
GMO Currency Hedged International Core Fund                                       0.15%
-----------------------------------------------------------------------------------------------------
GMO Foreign Fund                                                                  0.15%
-----------------------------------------------------------------------------------------------------
GMO U.S. Bond/Global Alpha B Fund                                                 0.15%
-----------------------------------------------------------------------------------------------------
GMO U.S. Bond/Global Alpha A Fund                                                 0.15%
-----------------------------------------------------------------------------------------------------
GMO International Small Companies Fund                                            0.15%
-----------------------------------------------------------------------------------------------------
GMO Japan Fund                                                                    0.15%
-----------------------------------------------------------------------------------------------------
GMO Emerging Markets Fund                                                         0.15%
-----------------------------------------------------------------------------------------------------
GMO Global Properties Fund                                                        0.15%
-----------------------------------------------------------------------------------------------------
GMO Domestic Bond Fund                                                            0.15%
-----------------------------------------------------------------------------------------------------
GMO Short-Term Income Fund                                                        0.15%
-----------------------------------------------------------------------------------------------------
GMO Global Hedged Equity Fund                                                     0.15%
-----------------------------------------------------------------------------------------------------
GMO International Bond Fund                                                       0.15%
-----------------------------------------------------------------------------------------------------
GMO Currency Hedged International Bond Fund                                       0.15%
-----------------------------------------------------------------------------------------------------

GMO Global Bond Fund                                                              0.15%
-----------------------------------------------------------------------------------------------------
GMO Emerging Country Debt Fund                                                    0.15%
-----------------------------------------------------------------------------------------------------
GMO Evolving Countries Fund                                                       0.15%
-----------------------------------------------------------------------------------------------------
GMO Inflation Indexed Bond Fund                                                   0.15%
-----------------------------------------------------------------------------------------------------
GMO Asia Fund                                                                     0.15%
-----------------------------------------------------------------------------------------------------
GMO Tax-Managed U.S. Equities Fund                                                0.15%
-----------------------------------------------------------------------------------------------------
GMO Tax-Managed International Equities Fund                                       0.15%
-----------------------------------------------------------------------------------------------------
GMO International Equity Allocation Fund                                          0.00%
-----------------------------------------------------------------------------------------------------
GMO Global (U.S.+) Equity Allocation Fund                                         0.00%
-----------------------------------------------------------------------------------------------------
GMO World Equity Allocation Fund                                                  0.00%
-----------------------------------------------------------------------------------------------------
GMO Global Balanced Allocation Fund                                               0.00%
-----------------------------------------------------------------------------------------------------
GMO International Core Plus Allocation Fund                                       0.00%
-----------------------------------------------------------------------------------------------------
GMO Emerging Country Debt Share Fund                                              0.00%
-----------------------------------------------------------------------------------------------------

SERVICE FEE SCHEDULE                                                          EXHIBIT A (cont'd)

CLASS IV SHARES
                                    FUND                                      SERVICE FEE
-------------------------------------------------------------------------------------------------------------
GMO U.S. Core Fund                                                                   0.105%
-------------------------------------------------------------------------------------------------------------
GMO Tax-Managed U.S. Equities Fund                                                   0.105%
-------------------------------------------------------------------------------------------------------------
GMO Tobacco-Free Core Fund                                                            0.12%
-------------------------------------------------------------------------------------------------------------
GMO Value Fund                                                                       0.095%
-------------------------------------------------------------------------------------------------------------
GMO Growth Fund                                                                       0.12%
-------------------------------------------------------------------------------------------------------------
GMO U.S. Sector Fund                                                                  0.12%
-------------------------------------------------------------------------------------------------------------
GMO Small Cap Value Fund                                                              0.12%
-------------------------------------------------------------------------------------------------------------
GMO Small Cap Growth Fund                                                             0.12%
-------------------------------------------------------------------------------------------------------------
GMO REIT Fund                                                                         0.12%
-------------------------------------------------------------------------------------------------------------
GMO International Core Fund                                                           0.09%
-------------------------------------------------------------------------------------------------------------
GMO Tax-Managed International Equities Fund                                           0.09%
-------------------------------------------------------------------------------------------------------------
GMO Currency Hedged International Core Fund                                           0.09%
-------------------------------------------------------------------------------------------------------------
GMO Foreign Fund                                                                      0.09%
-------------------------------------------------------------------------------------------------------------
GMO International Small Companies Fund                                                0.11%
-------------------------------------------------------------------------------------------------------------
GMO Japan Fund                                                                        0.11%
-------------------------------------------------------------------------------------------------------------
GMO Emerging Markets Fund                                                            0.105%
-------------------------------------------------------------------------------------------------------------
GMO Global Properties Fund                                                            0.11%
-------------------------------------------------------------------------------------------------------------
GMO Domestic Bond Fund                                                                0.13%
-------------------------------------------------------------------------------------------------------------
GMO U.S. Bond/Global Alpha A Fund                                                     0.13%
-------------------------------------------------------------------------------------------------------------
GMO International Bond Fund                                                           0.13%
-------------------------------------------------------------------------------------------------------------
GMO Currency Hedged International Bond Fund                                           0.13%
-------------------------------------------------------------------------------------------------------------
GMO Global Bond Fund                                                                  0.13%
-------------------------------------------------------------------------------------------------------------
GMO Emerging Country Debt Fund                                                        0.10%
-------------------------------------------------------------------------------------------------------------
GMO Global Hedged Equity Fund                                                         0.13%
-------------------------------------------------------------------------------------------------------------
GMO Inflation Indexed Bond Fund                                                       0.13%
-------------------------------------------------------------------------------------------------------------
GMO Evolving Countries Fund                                                           0.10%
-------------------------------------------------------------------------------------------------------------
GMO Fundamental Value Fund                                                            0.13%
-------------------------------------------------------------------------------------------------------------
GMO Asia Fund                                                                        0.105%
-------------------------------------------------------------------------------------------------------------

SERVICE FEE SCHEDULE                                                          EXHIBIT A (cont'd)

CLASS V SHARES
                                    FUND                                      SERVICE FEE
-------------------------------------------------------------------------------------------------------------
GMO U.S. Core Fund                                                                    0.09%
-------------------------------------------------------------------------------------------------------------
GMO Tobacco-Free Core Fund                                                            0.09%
-------------------------------------------------------------------------------------------------------------
GMO Value Fund                                                                         0.09%
-------------------------------------------------------------------------------------------------------------
GMO Growth Fund                                                                       0.09%
-------------------------------------------------------------------------------------------------------------
GMO U.S. Sector  Fund                                                                 0.09%
-------------------------------------------------------------------------------------------------------------
GMO Small Cap Value Fund                                                              0.09%
-------------------------------------------------------------------------------------------------------------
GMO Small Cap Growth Fund                                                             0.09%
-------------------------------------------------------------------------------------------------------------
GMO REIT Fund                                                                         0.09%
-------------------------------------------------------------------------------------------------------------
GMO International Core Fund                                                           0.07%
-------------------------------------------------------------------------------------------------------------
GMO Currency Hedged International Core Fund                                           0.07%
-------------------------------------------------------------------------------------------------------------
GMO Foreign Fund                                                                      0.10%
-------------------------------------------------------------------------------------------------------------
GMO International Small Companies Fund                                                0.07%
-------------------------------------------------------------------------------------------------------------
GMO Japan Fund                                                                        0.07%
-------------------------------------------------------------------------------------------------------------
GMO Emerging Markets Fund                                                             0.05%
-------------------------------------------------------------------------------------------------------------
GMO Global Properties Fund                                                            0.07%
-------------------------------------------------------------------------------------------------------------
GMO Domestic Bond Fund                                                                0.12%
-------------------------------------------------------------------------------------------------------------
GMO U.S. Bond/Global Alpha A Fund                                                     0.12%
-------------------------------------------------------------------------------------------------------------
GMO International Bond Fund                                                           0.12%
-------------------------------------------------------------------------------------------------------------
GMO Currency Hedged International Bond Fund                                           0.12%
-------------------------------------------------------------------------------------------------------------
GMO Global Bond Fund                                                                  0.12%
-------------------------------------------------------------------------------------------------------------
GMO Emerging Country Debt Fund                                                        0.12%
-------------------------------------------------------------------------------------------------------------
GMO Global Hedged Equity Fund                                                         0.12%
-------------------------------------------------------------------------------------------------------------
GMO Inflation Indexed Bond Fund                                                       0.12%
-------------------------------------------------------------------------------------------------------------
GMO Evolving Countries Fund                                                           0.05%
-------------------------------------------------------------------------------------------------------------

SERVICE FEE SCHEDULE                                                          EXHIBIT A (cont'd)

CLASS VI SHARES
                                    FUND                                      SERVICE FEE
-------------------------------------------------------------------------------------------------------------
GMO U.S. Core Fund                                                                    0.07%
-------------------------------------------------------------------------------------------------------------
GMO Tobacco-Free Core Fund                                                            0.07%
-------------------------------------------------------------------------------------------------------------
GMO Value Fund                                                                        0.07%
-------------------------------------------------------------------------------------------------------------
GMO Growth Fund                                                                       0.07%
-------------------------------------------------------------------------------------------------------------
GMO U.S. Sector Fund                                                                  0.07%
-------------------------------------------------------------------------------------------------------------
GMO Small Cap Value Fund                                                              0.07%
-------------------------------------------------------------------------------------------------------------
GMO Small Cap Growth Fund                                                             0.07%
-------------------------------------------------------------------------------------------------------------
GMO REIT Fund                                                                         0.07%
-------------------------------------------------------------------------------------------------------------
GMO International Core Fund                                                           0.04%
-------------------------------------------------------------------------------------------------------------
GMO Currency Hedged International Core Fund                                           0.04%
-------------------------------------------------------------------------------------------------------------
GMO Foreign Fund                                                                      0.08%
-------------------------------------------------------------------------------------------------------------
GMO International Small Companies Fund                                                0.04%
-------------------------------------------------------------------------------------------------------------
GMO Japan Fund                                                                        0.04%
-------------------------------------------------------------------------------------------------------------
GMO Emerging Markets Fund                                                             0.02%
-------------------------------------------------------------------------------------------------------------
GMO Global Properties Fund                                                            0.04%
-------------------------------------------------------------------------------------------------------------
GMO Domestic Bond Fund                                                                0.10%
-------------------------------------------------------------------------------------------------------------
GMO U.S. Bond/Global Alpha A Fund                                                     0.10%
-------------------------------------------------------------------------------------------------------------
GMO International Bond Fund                                                           0.10%
-------------------------------------------------------------------------------------------------------------
GMO Currency Hedged International Bond Fund                                           0.10%
-------------------------------------------------------------------------------------------------------------
GMO Global Bond Fund                                                                  0.10%
-------------------------------------------------------------------------------------------------------------
GMO Emerging Country Debt Fund                                                        0.10%
-------------------------------------------------------------------------------------------------------------
GMO Global Hedged Equity Fund                                                         0.10%
-------------------------------------------------------------------------------------------------------------
GMO Inflation Indexed Bond Fund                                                        0.10%
-------------------------------------------------------------------------------------------------------------
GMO Evolving Countries Fund                                                           0.02%
-------------------------------------------------------------------------------------------------------------

SERVICE FEE SCHEDULE                                                          EXHIBIT A (cont'd)

CLASS VII SHARES
                                    FUND                                      SERVICE FEE
-------------------------------------------------------------------------------------------------------------
GMO U.S. Bond/Global Alpha A Fund                                                     0.06%
-------------------------------------------------------------------------------------------------------------
GMO International Bond Fund                                                           0.06%
-------------------------------------------------------------------------------------------------------------
GMO Currency Hedged International Bond Fund                                           0.06%
-------------------------------------------------------------------------------------------------------------
GMO Global Bond Fund                                                                  0.06%
-------------------------------------------------------------------------------------------------------------




CLASS VIII SHARES
                                    FUND                                      SERVICE FEE
-------------------------------------------------------------------------------------------------------------
GMO U.S. Bond/Global Alpha A Fund                                                     0.01%
-------------------------------------------------------------------------------------------------------------
GMO International Bond Fund                                                           0.01%
-------------------------------------------------------------------------------------------------------------
GMO Currency Hedged International Bond Fund                                           0.01%
-------------------------------------------------------------------------------------------------------------
GMO Global Bond Fund                                                                  0.01%
-------------------------------------------------------------------------------------------------------------

                                  PELICAN FUND


                  40 ROWES WHARF, BOSTON, MASSACHUSETTS 02110
                                 (617) 346-7600



     The Pelican Fund (the "Fund") is one of thirty-six separate investment portfolios currently offered by GMO Trust (the "Trust"), an open-end management investment company. The Fund's investment manager is Grantham, Mayo, Van
                      Otterloo & Co. LLC (the "Manager").

        The Pelican Fund is a diversified portfolio that seeks long term capital growth primarily through investment in equity securities.




                              INVESTMENT MANAGER &
                            CLIENT SERVICE PROVIDER

                     GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC

                                    ("GMO")

                              Tel: (617) 330-7500
                              Fax: (617) 439-4132




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS                                                      JUNE 30, 1999

                                TABLE OF CONTENTS


FUND OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

PRINCIPAL RISKS

FEES AND EXPENSES

MANAGEMENT

DISTRIBUTIONS, REINVESTMENT AND TAXES

HOW TO PURCHASE SHARES

HOW TO REDEEM SHARES

HOW SHARES ARE PRICED

FINANCIAL HIGHLIGHTS

ADDITIONAL INFORMATION

SHAREHOLDER INQUIRIES

               FUND OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

         The summary below describes the Fund's investment objective and principal investment strategies. A "Summary of Principal Risks" describing the principal risks of investing in the Fund begins on page [__]. For additional detailed information regarding the Fund's investment strategies and risks, see "Description and Risks of Fund Investments" and "Investment Guidelines" in the Statement of Additional Information.

         Below the Fund's summary description are two figures that help to illustrate the risks of investing in the Fund. The annual return bar chart shows how the returns of that Fund's shares have varied from year to year, and the average return table compares the Fund's performance to a broad-based index or composite of such indexes. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF FUTURE PERFORMANCE. It is possible to lose money on investments in this Fund. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.




                                                                                 FUND CODES
CURRENT BENCHMARK:                                                  Ticker        Symbol          Cusip
Standard & Poor's 500 Composite Stock Market Index                  PELFX         Pelican      705807 10 5
FUND INCEPTION DATE:  5/31/89

INVESTMENT OBJECTIVE: The Pelican Fund seeks long term growth of capital primarily through investment in equity securities.

INVESTMENT UNIVERSE: The Fund invests primarily in U.S. equity securities and, to a lesser extent, in foreign equity securities and debt securities.

PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund invests primarily in equity securities traded in the United States but may invest a portion of its total assets in equity securities traded outside of the United States. The Fund may also invest without limitation in debt securities, and may take temporary defensive positions through investment in cash and high quality money market instruments. The Fund seeks to maximize risk-adjusted portfolio returns by maintaining an average historical volatility (beta) that is lower than that of the S&P 500 Index.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental investment principles and traditional portfolio analysis to obtain broad market exposure for the U.S. equity portion of the portfolio. Using these principles, the Manager focuses on selecting stocks of issuers with financial, business and valuation characteristics that it believes will produce above-average returns, and emphasizes established, financially secure companies. The Manager employs a bottom-up approach to select stocks, and uses various techniques in seeking companies which trade below fair value, as determined by the value of the issuer's earnings stream (using a proprietary dividend discount model), asset value and/or franchise value.

PERFORMANCE:

PAST PERFORMANCE DOES NOT INDICATE FUTURE RESULTS.


                                  Annual Return
                               (Class III Shares)

                               [GRAPHIC OMITTED]

1990      -8.82%
1991      24.90%
1992      12.74%
1993      20.10%
1994       3.08%
1995      29.82%
1996      20.69%
1997      26.53%
1998      11.67%

Highest Quarter: 13.14% (2Q1997)               Lowest Quarter: -9.99%(3Q1998)             Year-to-Date(as of 3/31/99):
                                                                                          -0.44%


Average Annual Total Returns

                                                                Average Annual Return
                                ------------------------------------------------------------------------------------
                                                                                                             Since
                                1 Year                    5 Year                  10 Year                  Inception
                                                                                                            5/31/98
    Pelican Fund                11.67%                    17.93%                    N/A                      14.43%
       S&P 500                  28.57%                    24.05%                    N/A                      18.13%

                                 PRINCIPAL RISKS

         The value of your investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you could lose money by investing in this Fund. Factors that may affect a particular Fund's portfolio as a whole are called "principal risks." They are summarized in this section. This summary describes the nature of the risks so identified but is not intended to include every potential risk. The Fund could be subject to additional risks because the types of investments made by the Fund can change over time. In addition, the Statement of Additional Information includes more information about the Fund and its investments. The Statement of Additional Information is available free of charge by contacting the Manager.

         - MARKET RISK. The Fund is subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by the Fund. The following summarizes certain general market risks associated with investments in equity and fixed income securities.

         Equity Securities. A principal risk of each Fund that invests a substantial portion of its assets in equity securities is that those equity securities will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons which directly relate to the issuing company, such as management performance, financial leverage and reduced demand for the issuer's goods or services. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions which are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

         The Fund maintains substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.

         Value Securities Risk. Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price lower than what is believed to be their true value not necessarily because the issuing companies are expected to experience significant earnings growth. Such companies may have experienced adverse business developments or may be subject to special risks. Other factors may also have caused their securities to be out of favor. These securities bear the risk that the companies may not overcome the adversity or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates.

         Growth Securities Risk. Certain equity securities (generally known as "growth securities") are purchased primarily because it is believed that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. As a general rule, growth securities often are more sensitive to general market movements than other types of stocks, because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

         Fixed Income Securities. The value of the Fund's investments in fixed income securities (including bonds and notes) will typically change as interest rates fluctuate. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of fixed income securities generally decline.

          - LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such that the Fund may be prevented from selling particular securities at the price at which the Fund values them.

         - SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in smaller, less seasoned companies may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with larger, more established companies.

         - DERIVATIVES RISK. The Fund may use derivatives, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. The Fund can use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The Fund may also use derivatives as a way to efficiently adjust its exposure to various securities, markets and currencies without having to actually sell current assets and purchase different ones. This is generally done either because the adjustment is expected to be relatively temporary or in anticipation of effecting the sale and purchase of Fund assets over time. For a description of the various derivative instruments that may be utilized by the Funds, please see the Statement of Additional Information.

         The use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, including market risk, liquidity risk and the credit risk of the counterparty to the derivatives contract. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indexes they are designed to hedge or to closely track. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

         - FOREIGN INVESTMENT RISK. The Fund may invest in securities traded principally in securities markets outside the United States ("foreign securities") that are subject to additional and more varied risks. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect the Fund's investments. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities.

         - CURRENCY RISK. Currency risk is the risk that fluctuations in the exchange rates may negatively affect the value of the Fund's investments. Currency risk includes both the risk that currencies in which the Fund's investments are denominated or currencies in which the Fund has taken on an active investment position will decline in value relative to the U.S. Dollar and, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

         - LEVERAGING RISK. The Fund's portfolio may at times be economically leveraged when the Fund temporarily borrows money to meet redemption requests and/or to settle investment transactions. Additionally, the Fund invests in derivatives. While the Fund does not intend to use derivatives to create net exposure to securities, currencies or other assets in amounts greater than the total assets of the Fund, the Fund will consider derivative instruments as offsetting one another or other assets such that only the net difference in value of the derivatives and/or assets that are offsetting will be considered for these purposes. In these cases, to the extent that the offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it were leveraged.

         - CREDIT AND COUNTERPARTY RISK. This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of the Fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or to otherwise honor its obligations.

         The Fund is also exposed to of credit risk because it generally makes use of OTC derivatives (such as forward foreign currency contracts and swap contracts) and because it may engage to a significant extent in the lending of Fund securities or use of repurchase agreements.

         - MANAGEMENT RISK. Each Fund is subject to management risk because it relies on the Manager's ability to pursue its objective. The Manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. As noted above, the Manager may also fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. As indicated above, however, the Fund is generally not subject to the risk of market timing because it generally stays fully invested in the relevant asset class, such as domestic equities and foreign equities.

         - SPECIAL YEAR 2000 RISK CONSIDERATIONS. Many of the services provided to the Fund depend on the proper functioning of computer systems. Many systems in use today cannot distinguish between the year 1900 and the year 2000. Should any of the Fund's service systems fail to process information properly, that could have an adverse impact on the Fund's operations and services provided to shareholders. GMO, as well as the Trust's administrator, transfer agent, custodians and other service providers, have reported that each is working toward mitigating the risks associated with the so-called "Year 2000 problem." However, there can be no assurance that the problem will be corrected in all respects and that the Fund's operations and services provided to shareholders will not be adversely affected.


                                FEES AND EXPENSES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS:

ANNUAL FUND OPERATING EXPENSES:
      (as a percentage of average net assets)
      Management Fee.............................................................................0.90%
      Other Operating Expenses...................................................................0.10%

      Total Fund Operating Expenses(1):..........................................................1.00%
      Expense Reimbursement......................................................................0.05%
      NET EXPENSES...............................................................................0.95%


         (1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through June 30, 2000 to the extent that the Fund's total annual operating expenses (excluding brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), and transfer taxes) would otherwise exceed 0.95% of the Fund average daily net assets.

EXAMPLE:

The example below illustrates the expenses you would incur on a $10,000 investment over the stated timeframes, assuming your investment had a 5% return each year and the Fund's operating expenses remained the same (with or without a redemption at the end of each time period). The examples are for comparative purposes only; they do not represent past or future expenses or performance, and your actual expenses and performance may be higher or lower.

                 One.....................  $100
                 Three Years.............  $300
                 Five Years..............  $530
                 Ten Years............... $1170


                                   MANAGEMENT

         MANAGER. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, Massachusetts 02110 (the "Manager"), which provides investment advisory services to a substantial number of institutional and other investors. The Manager also advises each of the other Series of the Trust. The Manager was formerly the investment sub-adviser for the Ivy Institutional Investors Fund, a mutual fund with substantially identical investment objectives, policies, and restrictions to those of the Fund. Each of the following four members holds a greater than 5 percent interest in the Manager: R. Jeremy Grantham, Richard A. Mayo, Eyk H.A. Van Otterloo, and Kingsley Durant.

         Under a Management Contract with the Trust, the Manager selects and reviews the Fund's investments and provides executive and other personnel for the management of the Trust. Under the Management Contract, the Manager is compensated by the Fund at the annual rate of 0.90 percent of the average daily net assets of the Fund's portfolio. The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through June 30, 2000 to the extent that the Fund's total annual operating expenses (including the management fee but excluding brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), and transfer taxes) would otherwise exceed
0.95 % of the Fund's average daily net assets. Pursuant to the Trust's Agreement and Declaration of Trust, the Board of Trustees supervises the affairs of the Trust as conducted by the Manager. The Manager received [0.85 %] of the average net assets of the Fund during the fiscal year ended February 28, 1999 as compensation for advisory services rendered during that year.

         Mr. Mayo is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Mayo serves as President - Domestic Active of the Trust and is a founding partner of the Manager. He has been a portfolio manager for more than twenty-five years and has been employed by the Manager in such capacity since its inception in 1977.

         CUSTODIAN, TRANSFER, AND DIVIDEND PAYING AGENT. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts, serves as custodian, and dividend paying agent for the Fund. Boston Financial Data Services, Inc. (BFDS), Two Heritage Drive, Quincy, Massachusetts, serves as transfer agent for the Fund.

                      DISTRIBUTIONS, REINVESTMENT AND TAXES

         THE FUND INTENDS TO PAY DIVIDENDS QUARTERLY FROM NET INVESTMENT INCOME AND TO DISTRIBUTE ANNUALLY ANY NET REALIZED CAPITAL GAINS. Unless a shareholder otherwise requests, all dividends and distributions are credited to a shareholder's account as full and fractional shares of the Fund at the net asset value in effect as of the dividend or distribution date. Shareholders may elect to receive in cash all of their future dividends and distributions on shares of the Fund by so notifying the Trust in writing. Such an election may be changed at any time by subsequent written notice to the Trust.

         It is the policy of the Fund each year to distribute to shareholders substantially all of its net investment income and gains and to meet all applicable requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualifying as a regulated investment company in order for the Fund to be relieved of liability for federal income taxes.

         For those shareholders subject to federal income tax, dividends and capital gain distributions are taxable whether credited in shares or paid in cash.

         Dividends from net investment income and distributions of net short-term gains (i.e., net gains from securities held for not more than a year) are taxable as ordinary income to shareholders subject to tax. Distributions designated by the Fund as deriving from net gains on securities held for more than 12 months will be taxable for federal income tax purposes as such to shareholders subject to tax (generally at a 20% rate for noncorporate shareholders), regardless of how long they have held their shares. The fund will provide federal tax information annually, including information about dividends paid during the preceding year.

         Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed.

         The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

         In addition, the Fund's investment in foreign securities, foreign currencies, debt obligations issued or purchased at a discount, assets "marked to the market" for federal income tax purposes and, potentially, so-called "indexed securities" (including inflation indexed bonds) may increase or accelerate the Fund's recognition of taxable income, including the recognition of taxable income in excess of the cash generated by such investments. These investments may, therefore, affect the timing or amount of the Fund's distributions and may cause the Fund to liquidate other investments to satisfy the requirements to be a regulated investment company.

         Any gain resulting from the sale or exchange of your shares will generally also be subject to tax.

         The foregoing is a general summary of the federal income tax consequences for shareholders who are U.S. Citizens, residents or domestic corporations. Shareholders should consult their own tax advisers about the precise tax consequences of an investment in the Fund in light of each shareholder's particular tax situation. Shareholders should also consult their own tax advisers about consequences under foreign, state, local or other applicable tax laws (including possible liability for federal alternative minimum tax). The Fund will report the federal income tax status of all distributions to shareholders annually.


                             HOW TO PURCHASE SHARES

         SHARES OF THE FUND MAY BE PURCHASED DIRECTLY FROM THE TRUST WITHOUT ANY SALES CHARGE OR UNDERWRITING COMMISSIONS ON ANY DAY WHEN THE NEW YORK STOCK EXCHANGE IS OPEN FOR BUSINESS. The Fund reserves the right to refuse additional investments at any time and may limit the size of individual accounts. Shareholders of the Fund will continue to be able to reinvest dividend and capital gain distributions without limitation. The minimum initial investment in the Fund is $5,000; there is no required minimum for additional purchase of Fund shares. An initial investment of at least $1,000 must be made in connection with the establishment of a Keogh plan; there is no minimum in connection with an individual retirement account (IRA). The minimum initial investment amount may be changed by the Trustees at any time.

         The price at which a purchase order is filled in full and fractional shares of the Fund is the net asset value per share of the Fund next determined after a properly completed application and payment are received at the Fund's office. See "How Shares Are Priced" below.

         To wire an investment to the Fund, shareholders should send the wire to:

         State Street Bank
         Boston, Massachusetts
         ABA #011 000 028
         Attn:  Mutual Fund Division, Pelican Fund;
         Include your shareholder account number

         Subject to limitations described in the Statement of Additional Information, the Fund may accept securities as payment for shares of the Fund (in lieu of payment by check or wire). An investor should not under any circumstances send cash to the Fund as payment for Fund shares.

         Shares of the Fund are maintained under an open account arrangement, and no share certificates are expected to be issued. After each transaction that affects the number of shares in an open account, a confirmation will be mailed to the address in which the account is registered that discloses the current balance of shares owned. The Fund reserves the right to charge a fee for providing duplicate information.

         Shares of the Fund may be purchased for tax-sheltered retirement plans, including Keogh plans for self-employed individuals and partnerships, employer defined-contribution plans, individual retirement accounts (IRAs), and Simplified Employee Pension Plans (SEPPs). Further details and prototype plans are available from the Fund. An investor should consult a competent tax or other adviser as to the suitability of shares of the Fund as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974 and as to the eligibility requirements for a specific plan and its state tax as well as federal tax aspects.

         All purchase orders are subject to acceptance by the Fund, which may refuse any purchase order or suspend the offering of shares of the Fund at any time. The Fund does not accept telephone orders for the purchase of shares.

         Reminders to make regularly scheduled investments will be sent to shareholders upon their request, with no obligation to invest at any time.

                              HOW TO REDEEM SHARES

         SHAREHOLDERS HAVE THE RIGHT TO REDEEM THEIR SHARES AT THE NET ASSET VALUE PER SHARE NEXT DETERMINED AFTER RECEIPT BY STATE STREET OF AN APPROPRIATE WRITTEN REQUEST FOR REDEMPTION TOGETHER WITH SHARE CERTIFICATES, IF ANY, PROPERLY ENDORSED WITH SIGNATURES GUARANTEED (SEE BELOW). Shareholders may also redeem shares by telephone, as further described below. The value of shares at redemption depends upon the market value of the Fund's portfolio at the time of redemption and may be more or less than the cost to the shareholder.

         A written request for redemption should specify the shareholder's account number and the number of shares to be redeemed and should normally be signed by the person or persons in whose name or names the account is registered or, in the case of the death of a shareholder, by the legal successor of the shareholder. Written redemption requests for shares held by tax-sheltered retirement plans must be submitted by the trustees or custodians of such plans rather than by the plan participants. The Fund will require proof of the authenticity of signatures and in certain cases proof of authority of the signers.

         For shareholder protection, all signatures on written requests for redemption or transfer of ownership and endorsements of any issued share certificates or stock powers that accompany such certificates must be guaranteed by a national bank or trust company, a member of the Federal Reserve System, a savings bank or savings and loan association, or a member of the National Association of Securities Dealers, Inc. or of the New York, American, Boston, Midwest, or Pacific Stock Exchanges. A signature "verification" by a savings bank or savings and loan association or notarization by a notary public is not acceptable.

         A signature guaranty is required to establish telephone redemption on any account after it has been opened. A signature guaranty will not be required to establish the telephone redemption option so long as this option is selected at the time of an initial account application; election of the privilege at a later date will require completion of an appropriate form accompanied by a signature guaranty.

         Shareholders who elect the telephone redemption option on their application may redeem, without extra charge, $5,000 or more from their account by telephone, and the proceeds will be sent by wire transfer to the shareholder's previously designated bank account within the United States. The account must be with a bank that is a member of the Federal Reserve System or that has a correspondent banking relationship with a member bank. All telephone redemption requests will be recorded.

         For telephone registrations, call 1-617-328-5000 between 9:00 a.m. and 5:00 p.m. Boston time. Please specify the Pelican Fund.

         A redemption request received by telephone in proper form by the Fund before 4:15 p.m. Eastern time on any business day will become effective at 4:15 p.m. that day and the proceeds of such redemption will be wired on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven days for payment to be made.

         The shareholder is solely responsible for the authenticity of redemption instructions received by telephone that the Fund reasonably believes to be genuine. The Fund will accept such instructions from anyone able to provide information on an account. The Fund is not responsible for losses due to unauthorized or fraudulent telephone instructions unless it fails to employ reasonable procedures to assure the genuine nature of the redemption request, such as recording such redemption request.

         When shares are redeemed, a check in payment will normally be mailed within seven days. However, a redemption check will not be mailed until all checks received by the Fund in payment for shares to be redeemed have cleared (check clearance may take up to 15 days). A shareholder may avoid this delay by paying for shares with a certified check or by making investments by wire as described above.

         The Fund and State Street each reserve the right at any time to terminate, suspend or change the terms of any redemption method, except redemption by mail.

         If a request for redemption would reduce a shareholder's shares in the Fund to a value of $1,000 or less, the Fund will treat the request as a request for redemption of all the shares of the Fund in the shareholder's account. Upon sixty days advance written notice, the Fund also has the right to redeem shares in a shareholder's account which is valued at less than $2,500 for sixty days or more due to redemptions. During such sixty-day period, the shareholder may avoid such redemption by increasing his or her account to the $2,500 minimum.

         SYSTEMATIC WITHDRAWAL PLAN. Eligible shareholders who wish to receive a fixed amount periodically may elect to participate in the Systematic Withdrawal Plan. A shareholder whose account contains shares of the Fund worth $5,000 or more may elect to receive automatic payments of $100 or more each quarter. A shareholder whose account contains shares of the Fund worth at least $10,000 may elect to receive monthly payments of $100 or more. Please contact the Fund for further information about and application materials for the Systematic Withdrawal Plan.

                              HOW SHARES ARE PRICED

         The net asset value of a share is determined for the Fund once on each day on which the New York Stock Exchange is open as of 4:15 p.m., New York City Time, except that the Fund may not determine its net asset value on days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund. The Fund's net asset value is determined by dividing the total market value of the Fund's portfolio investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day or, if there is no such reported sale, at the most recent quoted bid price. However, for those securities that are listed on an exchange but that exchange is less relevant in determining the market value of such securities than is the private market, a broker bid will be used. Criteria for relevance include where the securities are principally traded and what their intended market for disposition is. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price, except that debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, unless circumstances dictate otherwise. Circumstances may dictate otherwise, among other times, when the issuer's creditworthiness has become impaired.

         Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or persons acting at their direction. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees may determine in computing net asset value.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                 Year ended February 28/29
                                           1999         1998              1997           1996            1995             1994
                                           ----         ----              ----           ----            ----             ----
Net asset value, beginning of
  period                                              $  16.31         $  14.52        $  11.99        $  12.08        $  11.37
                                                      --------         --------        --------        --------        --------
Income from investment
operations:
  Net investment income                                   0.32             0.33            0.31            0.37            0.29
  Net realized  and unrealized
    gain/ loss                                            4.13             2.27            3.04            0.46            1.40
                                                      --------         --------        --------        --------        --------
  Total from investment
    operations                                            4.45             2.60            3.35            0.83            1.69
                                                      --------         --------        --------        --------        --------
Less distributions to
  shareholders:
  From net investment income                             (0.40)           (0.27           (0.29)          (0.37)          (0.37)
  From net realized gains                                (2.58)           (0.54)          (0.53)          (0.55)          (0.61)
                                                      --------         --------        --------        --------        --------
  Total distributions                                    (2.98)           (0.81)          (0.82)          (0.92)          (0.98)
                                                      --------         --------        --------        --------        --------
Net asset value, end of period                        $  17.78         $  16.31        $  14.52        $  11.99        $  12.08
                                                      ========         ========        ========        ========        ========
Total Return                                             28.97%(b)        18.40%(b)       28.54%           7.38%          15.14%(b)
Ratios/Supplementary Data:
Net assets, end of period (000's)                     $236,286         $207,369        $177,238        $117,920        $101,165
Net expenses to average daily                             0.95%            0.95%           1.05%           1.10%           1.10%
  net assets
Net investment income to average                          1.77%            2.10%           2.42%           2.51%           2.42%
  daily net assets
Portfolio turnover rate                                     28%              27%             32%             40%             49%
Average broker commission rate(a)                     $ 0.0662         $ 0.0556             N/A             N/A             N/A
Fees and expenses voluntarily                         $   0.01         $   0.01             $__             $__        $   0.01
  waived or borne by the manager
  consisted of the following per
  share amounts:




                                             1993             1992             1991
                                             ----             ----             ----
Net asset value, beginning of
  period                                   $ 10.70          $  9.89          $  9.67
                                           -------          -------          -------
Income from investment
operations:
  Net investment income                       0.36             0.42             0.49
  Net realized  and unrealized
    gain/ loss                                1.06             1.02             0.24
                                           -------          -------          -------
  Total from investment
    operations                                1.42             1.44             0.73
                                           -------          -------          -------
Less distributions to
  shareholders:
  From net investment income                 (0.38)           (0.40)           (0.51)
  From net realized gains                    (0.37)           (0.23)            --
                                           -------          -------          -------
  Total distributions                        (0.75)           (0.63)           (0.51)
                                           -------          -------          -------
Net asset value, end of period             $ 11.37          $ 10.70          $  9.89
                                           =======          =======          =======
Total Return                                 13.93%(b)        15.24%(b)         8.17%(b)
Ratios/Supplementary Data:
Net assets, end of period (000's)          $85,401          $65,907          $76,681
Net expenses to average daily                 1.10%            1.10%            1.10%
  net assets
Net investment income to average              3.40%            4.08%            5.13%
  daily net assets
Portfolio turnover rate                         39%              56%              44%
Average broker commission rate(a)              N/A              N/A              N/A
Fees and expenses voluntarily              $  0.01          $  0.01          $  0.02
  waived or borne by the manager
  consisted of the following per
  share amounts:

-------------------
(a) For fiscal years beginning on September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged.

(b) The total returns would have been lower had certain expenses not been waived during the periods shown.

    The above information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose unqualified report thereon is included in the Annual Report. The Financial Highlights should be read in conjunction with the other audited financial statements and related notes which are included in the Annual Report, which is incorporated by reference in the Fund's Statement of Additional Information.

                             ADDITIONAL INFORMATION

         Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's annual and semi-annual reports, and the Fund's Statement of Additional Information dated June 30, 1999, as revised from time to time, are available free of charge by writing to GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect (617) 346-7600. The Statement, which contains more detailed information about the Fund, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus.

         Information about the Fund (including the Statement) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Funds are available on the Commission's Internet site at http://www.sec.gov . Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

                              SHAREHOLDER INQUIRIES

                      Shareholders may direct inquiries to:

                                  Pelican Fund
                   c/o Grantham, Mayo, Van Otterloo & Co., LLC
                                 40 Rowes Wharf
                           Boston, Massachusetts 02110
                                (1-617-346-7600)

   For price, share position, or information on account activity, please call:
                    1-800-447-3167               Outside Massachusetts, or
                    1-617-328-5000               Inside Massachusetts

                               Investment Company Act File No. _________________

                                  PELICAN FUND


                       STATEMENT OF ADDITIONAL INFORMATION


                                  June 30, 1999














This Statement of Additional Information is not a prospectus. It relates to the Pelican Fund Prospectus dated June 30, 1999, as amended from time to time (the "Prospectus"), and should be read in conjunction therewith. The Pelican Fund (the "Fund") is a series of GMO Trust (the "Trust"). Information from the Prospectus and from the Pelican Fund Annual Report dated February 28, 1999 is incorporated by reference into this Statement of Additional Information. Investors may obtain a free copy of the Prospectus and the Annual Report from the Trust, 40 Rowes Wharf, Boston, Massachusetts 02110 (call collect:
617-346-7600 - ask for Shareholder Services).

                                Table of Contents

Caption                                                                         Page
-------                                                                         ----
DESCRIPTION AND RISKS OF FUND INVESTMENTS

INVESTMENT RESTRICTIONS

TRUSTEES AND OFFICERS

MANAGEMENT ARRANGEMENTS

PORTFOLIO TRANSACTIONS

PRICING OF SHARES

TAX STATUS

REDEMPTION OF SHARES

SYSTEMATIC WITHDRAWAL PLANS

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

VOTING RIGHTS

SHAREHOLDER AND TRUSTEE LIABILITY

PERFORMANCE INFORMATION

INVESTMENT GUIDELINES

FINANCIAL STATEMENTS

SPECIMEN PRICE MAKE-UP

         The Pelican Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is a "series investment company" that consists of separate series of investment portfolios (the "Series"), each of which is represented by a separate series of shares of beneficial interest. The Trust currently offers thirty-six Series. Each Series' manager is Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager"). Shares of the other Series of the Trust are offered pursuant to separate prospectuses and statements of additional information.

                   DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

         The principal strategies and risks of investing in the Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Fund may be changed without shareholder approval.

         The Fund invests primarily in common stocks of domestic corporations. It seeks to invest in companies that represent outstanding values relative to their market prices. Under normal conditions, the Fund generally, but not exclusively, looks for companies with low price/earnings ratios and rising earnings. The Fund focuses on established, financially secure firms and generally does not buy issues of companies with less than three years of operating history. The Fund seeks to maintain lower than average risk levels relative to the potential for return through a portfolio with an average volatility (beta) below 1.0. The average volatility (beta) of the Standard & Poor's 500 Stock Market Index, which serves as a standard for measuring volatility, is always 1.0. The Fund's beta may change with market conditions.

         The Fund's Manager analyzes key economic variables to identify general trends in the stock markets. World economic indicators, which are tracked regularly, include U.S. industry and trade indicators, interest rates, international stock market indices, and currency levels.

         The Manager also analyzes each company considered for investment. The analysis includes its source of earnings, competitive edge, management strength, and level of industry dominance as measured by market share. At the same time, the Manager analyzes the financial condition of each company. The Manager examines current and historical measures of relative value to find corporations that are selling at discounts relative to both underlying asset values and market pricing. The Manager then selects those undervalued companies with financial and business characteristics that it believes will produce above-average growth in earnings.

         The Manager generally selects equities that normally trade in sufficient volume to provide liquidity. Domestic equities are usually traded on the New York Stock Exchange or the American Stock Exchange or in the over-the-counter markets. Foreign securities in the portfolio are generally listed on principal over-seas exchanges.

         Sell decisions are triggered when the stock price and other fundamental considerations no longer signal further appreciation. The Manager monitors returns on domestic and international equity securities, returns on fixed income securities, and the performance of industry sectors.

         Portfolio Turnover. The rate of portfolio turnover will not be a limiting factor when portfolio changes are deemed appropriate. In any given year, turnover may be greater than anticipated in response to market conditions. The rate of the Fund's turnover may also vary significantly from time to time in response to market volatility and economic conditions. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund.

         Because the Fund is directed primarily to institutions and other tax-exempt investors, it is expected that the tax consequences of portfolio transactions may be of secondary consideration.

         Diversification. It is a fundamental policy of the Fund, which may not be changed without shareholder approval, that at least 75% of the value the Fund's total assets are represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the relevant Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer.

         Selection of Investments for the Fund. There is no single, specific formula or technique for the successful pursuit of long-term capital growth. The investment philosophy of the Fund is to select investments with excellent growth and, secondarily, income potential. Under normal conditions, investments are made in a variety of economic sectors, industry segments, and individual securities to reduce the effects of price volatility in any one area. Shares of the Fund are not intended to represent a complete investment program. There can be no assurance that the Fund will attain its investment objective.

         Questions of whether to be fully invested in common stocks or not, or of whether to be in one type of common stock or another, cannot be answered categorically. It is anticipated, in view of the Fund's investment objectives, that at least 65 percent of the asset value of the Fund's portfolio will be invested principally in common stocks and securities convertible into common stocks. However, the Fund may invest part or all of its portfolio in debt securities, preferred stocks, or short-term notes, or it may convert part or all of its portfolio to cash, when economic or market conditions appear to make such action or actions desirable. For example, a more defensive or conservative position may seem temporarily justified by prevailing market conditions, or, securities other than common stocks offer a better opportunity for capital growth based upon relative values at a particular time. Debt securities purchased by the Fund may include obligations of the U.S. Government, its agencies and instrumentalities and other investment-grade obligations. Equity securities and debt securities, including debt securities issued or guaranteed by the U.S. Government, are subject to significant price variations from time to time. The Fund does not engage in aggressive market timing techniques.

         The Fund may invest up to 25 percent of its assets in foreign securities, generally equity securities traded in principal European and Pacific Basin markets. The Manager evaluates the economic strength of a country, which includes its resources, markets, and growth rate. In addition, it examines the political climate of a country as to its stability and business policies. The Manager then assesses the strength of the country's currency and considers foreign exchange issues in general. The Fund aims for diversification not only among countries but also among industries in order to enable shareholders to participate in markets that do not necessarily move in concert with U.S. markets.

         The Fund seeks to identify rapidly expanding foreign economies and then searches out growing industries and corporations. It focuses on companies with established records. Individual securities are selected based on value indicators, such as low price to earnings ratio. They are reviewed for fundamental financial strength. Selected companies will generally have at least a $100 million market capitalization and a solid history of operations.

         Additional Information Regarding Foreign Investments. Foreign investments involve certain special risks. Securities prices in different countries are subject to different economic, financial, political, and social factors. Changes in currency exchange rates will affect the value of portfolio securities to U.S. investors. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, imposition of exchange controls, social instability, and political developments which could affect investments in those countries. Assets of the Fund held by custodians in foreign countries may also be subject to these risks. There may be less publicly available information about foreign companies than U.S. companies. Foreign companies may not be subject to accounting, auditing, and financial reporting standards comparable to those of U.S. companies. The trading volume of foreign securities markets is growing, but they generally have substantially smaller trading volume than U.S. markets. Consequently, foreign securities tend to be less liquid and their prices more volatile than those of comparable U.S. companies. Brokerage commissions abroad are generally fixed, and other transaction costs on foreign securities exchanges are generally higher than in the U.S.

         In order to reduce risks of fluctuations in currency exchange rates, the Fund may purchase and sell foreign currencies for forward deliveries. Such transactions may be utilized in connection with the settlement of portfolio transactions or for the purpose of hedging specific portfolio positions. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities, and its precludes the opportunity foregoing if the value of the hedged currency should rise. The Fund will not engage in foreign currency transactions for speculative purposes.


         Writing Covered Call Options. The Fund may write call options which are traded on national securities exchanges with respect to not more than 25% of its assets. The Fund must at all times have in its portfolio the securities which it may be obligated to deliver if the option is exercised. Options purchased or written by the Fund will be limited to options traded on national exchanges or in the over-the-counter market (such over-the-counter options shall not exceed 10 percent of the Fund's assets).

         The Fund may write call options on the Fund's securities in an attempt to realize a greater current return than would be realized on the securities alone. The Fund may also sell (write) call options to hedge a possible stock or bond market decline (only to the extent of the premium paid to the Fund for the options). In view of the investment objectives of the Fund, the Fund generally would write call options only in circumstances where the Manager to the Fund does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security.

         As the writer of a call option, the Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as the Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

         The Fund may also enter into "closing purchase transactions" in order to terminate its obligation as a writer of a call option prior to the expiration of the option. Although the writing of call options only on national securities exchanges increases the likelihood of the Fund's being able to make closing purchase transactions, there is no assurance that the Fund will be able to effect such transactions at any particular time or at any acceptable price.

         The writing of call options could result in increases in the Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

         Purchasing Put Options. The Fund may invest up to 5% of its total assets at market value in the purchase of put options. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

         The Fund may purchase a put option on an underlying security owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security.

The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase of put options will not be used by the Fund for leverage purposes.

         The Fund may also purchase a put option on an underlying security which it owns and at the same time write a call option on the same security with the same exercise price and expiration date. Depending on whether the underlying security appreciates or depreciates in value, the Fund would sell the underlying security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by it. The Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund's current return.

                             INVESTMENT RESTRICTIONS

         Except when specifically indicated to the contrary, the investment policies described in this Statement of Additional Information are not fundamental, and the Trustees of the Trust may change such policies without first obtaining shareholder approval. The Trustees have the power without shareholder approval to make nonmaterial changes (for example, minor changes in wording or punctuation) in the Fund's objectives. As used in this paragraph, "shareholder approval" means the vote of a majority of the outstanding voting securities of the Fund and "majority" means the lessor of (1) 67 percent or more of the outstanding shares of the Fund present at a meeting if more than 50 percent of the shares are represented at the meeting in person or by proxy, or
(2) more than 50 percent of the outstanding shares of the Fund.

         Except as identified in the Prospectus and this Statement of Additional Information, there are no specific limitations on the extent to which the Fund may engage in the investment policies described in the Prospectus and this Statement of Additional Information.

         Investment Restrictions. The Fund is subject to the following investment restrictions (A-L below) which may not be changed without shareholder approval. The Fund may not:

         A. Borrow money except for temporary purposes where investment transactions might advantageously require it. Any such loan may not be for a period in excess of 60 days, and the aggregate amount of all outstanding loans may not at any time exceed 10% of the value of the total assets of the Fund at the time any such loan is made.

         B.       Purchase securities on margin.

         C.       Sell securities short.

         D. Lend any funds or other assets (the Fund may enter into repurchase agreements and purchase publicly distributed bonds, debentures and other securities of a similar type, or privately placed municipal or corporate bonds, debentures and other securities which are of a type customarily purchased by institutional investors or publicly traded in the securities markets).

         E. Participate in an underwriting or selling group in connection with the public distribution of securities except for its own capital stock.

         F. Invest more than 5% of the value of its total assets in the securities of any one issuer (except obligations of domestic banks or the U.S. Government, its agencies, authorities and instrumentalities).

         G. Hold more than 10% of the voting securities of any one issuer (except obligations of domestic banks or the U.S. Government, its agencies, authorities and instrumentalities).

         H. Purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the Investment Company Act of 1940.

         I. Purchase and sell real estate or commodities and commodity contracts.

         J. Purchase the securities of any other open-end investment company, except as part of a plan of merger or consolidation.

         K. Make an investment in securities of companies in any one industry (except obligations of domestic banks or the U.S. Government, its agencies, authorities, or instrumentalities) if such investment would cause investments in such industry to exceed 25% of the market value of the Fund's total assets at the time of such investment.

         L. Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitments and standby commitment agreements fall within the functional meaning of "evidence of indebtedness", the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if the Fund covers such securities by maintaining "segregated accounts." Similarly, so long as such segregated accounts are maintained, the issue of compliance with Section 18 will not be raised with the SEC with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets; any borrowing permitted by restriction A above; any collateral arrangements with respect to initial and variational margin permitted by restriction B above; and the purchase or sale of options, forward contracts or options on future contracts.

         Under the Investment Company Act of 1940 (the "1940 Act"), the Fund is permitted, subject to the above investment restrictions, to borrow money only from banks. (The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets.) [In addition, under the securities laws or regulations of certain states in which shares of the Fund may be qualified for sale, the Fund may not invest in oil, gas or other mineral exploration or development programs and it may not invest more than 5% of the value of its total assets in the securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years, and securities of issuers which are not readily marketable.]

         It is, moreover, the expressed policy of the Fund not to engage in the purchase and sale of puts, calls, straddles or spreads (except to the extent described in the Prospectus and in this Statement of Additional Information), not to invest in companies for the purpose of exercising control of management, and not to purchase any security which it is restricted from selling to the public without registration under the Securities Act of 1933. The policies set forth in this paragraph may be changed by vote of the Trustees of the Trust.

         All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

                              TRUSTEES AND OFFICERS

         The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

         R. JEREMY GRANTHAM* (D.O.B. 10/6/38). President-Quantitative and Chairman of the Trustees of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC

         HARVEY R. MARGOLIS (D.O.B. 12/12/42). Trustee of the Trust. Mathematics Professor, Boston College.

         JAY O. LIGHT (D.O.B. 10/3/41). Trustee of the Trust. Professor of Business Administration, Harvard University; Senior Associate Dean, Harvard University (1988-1992).

         EYK DEL MOL VAN OTTERLOO (D.O.B. 2/27/37). President-International of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC

         RICHARD MAYO (D.O.B. 6/18/42). President-U.S. Active of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC

         KINGSLEY DURANT (D.O.B. 1/19/32). Vice President and Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC

         SUSAN RANDALL HARBERT (D.O.B. 4/25/57). Secretary and Treasurer of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC

         WILLIAM R. ROYER, ESQ. (D.O.B. 7/20/65). Vice President and Assistant Treasurer of the Trust. General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (January 1995 - Present). Associate, Ropes & Gray, Boston, Massachusetts (September 1992 - January 1995).

         JUI LAI (D.O.B. 1/21/49). Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC

         ANN SPRUILL (D.O.B. 8/30/54). Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC

         [ALISON E. BAUR, ESQ. (D.O.B. 5/8/64). Clerk of the Trust. Associate General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (February 1997
         - Present). Attorney, Securities and Exchange Commission (April 1991 - January 1997).]

         ROBERT V. BROKAW, JR. (D.O.B. 10/7/43). Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         FORREST BERKLEY (D.O.B. 4/25/54). Vice President of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         SCOTT ESTON (D.O.B. 1/20/56). Vice President of the Trust. Chief Financial Officer, Grantham, Mayo, Van Otterloo & Co. LLC (September 1997 - present). Senior Partner, Coopers & Lybrand (1987 - 1997).

         BRENT ARVIDSON (D.O.B. 6/26/69). Assistant Treasurer. Senior Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 1997 - present). Senior Financial Reporting Analyst, John Hancock Funds (August 1996 - September 1997). Account Supervisor/Senior Account Specialist, Investors Bank and Company (June 1993 - August 1996).

*Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC ("GMO" or the "Manager"), as defined by the 1940 Act.


         The mailing address of each of the officers and Trustees is GMO Trust, c/o Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, Massachusetts 02110. As of June 1, 1999, the Trustees and officers of the Trust as a group own [ _%] of the Pelican Fund.

         Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

         The Manager pays the Trustees other than those who are interested persons an annual fee of $70,000. Mr. Margolis and Mr. Light are currently the only Trustees who are not interested persons, and thus the only Trustees compensated directly by the Trust. No other Trustee receives any direct compensation from the Trust or any series thereof.

         Messrs. Grantham, Mayo, Van Otterloo, Durant, Lai, Brokaw, Eston and Berkley, and Mses. Harbert and Spruill, as Members of the Manager, will benefit from the management fee paid by the Fund.

                            MANAGEMENT ARRANGEMENTS

         As disclosed in the Prospectus under the heading "MANAGEMENT", under a Management Contract between the Trust on behalf of the Fund and Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager"), subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Each of the following four Members of the Manager hold a greater than 5% interest in the
Manager: R. Jeremy Grantham, Richard A. Mayo, Eyk H.A. Van Otterloo and Kingsley Durant. Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transaction - Brokerage and Research Services," the Fund's portfolio transactions may be placed with broker-dealers which furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Fund or its other clients.

         The Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Under the Management Contract, the Manager is compensated by the Fund at the annual rate of 0.90% of average daily net assets of the Fund's portfolio, subject to the Manager's agreement to reimburse the Fund for certain expenses, as described in the Prospectus. The Management Contract was approved by the Trustees of the Trust (including all of the Trustees who are not "interested persons" of the Manager) and by the relevant Fund's sole shareholder in connection with the organization of the Trust and the establishment of the Fund. The Management Contract will continue in effect for a period more than two years from the date of its execution only so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority (or one, if there is only one) of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the Fund. The Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, the Management Contract may be terminated on not more than 60 days' written notice by the Manager.

         In the last three fiscal years the Fund paid the following amount as a Management Fee to the Manager pursuant to the Management Contract:

                                         Gross          Reduction             Net
                                         -----          ---------             ---
Year Ended 2/28/99                     $2,078,258        $127,155         $1,951,103
Year Ended 2/28/98                      1,967,796         108,905          1,858,891
Year Ended 2/28/97                      1,716,394         162,010          1,554,384

         In the event that the Manager ceases to be the manager of the Fund, the right of the Trust to use the identifying name "GMO" may be withdrawn.

         Custodial Arrangements. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis. As noted in the Prospectus under "MANAGEMENT," the management fee for the Fund is waived by the Manager to the extent of certain Fund expenses including custodial fees.

         Independent Accountants. The Trust's independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts an annual audit of the Trust's financial statements, assists in the preparation of the Trust's federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation and provides assistance in connection with the preparation of various Securities and Exchange Commission filings.

                             PORTFOLIO TRANSACTIONS

         The purchase and sale of portfolio securities for the Fund and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving their respective investment objectives. For example, a particular security may be bought or sold for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, therefore, one client may sell indirectly a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected on a pro rata, rotating or other equitable basis so as to avoid any one account's being preferred over any other account.

         Brokerage and Research Services. In placing orders for the portfolio transactions of the Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are judgmental considerations.

         Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for the Fund with primary market makers unless better prices or executions are available elsewhere.

         Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for the Fund, the Manager will receive such services from brokers who are expected to handle a substantial amount of the Fund's portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Manager uses such research in servicing other clients as well as the Fund.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act") and subject to such policies as the Trustees of the Trust may determine, the Manager may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in the 1934 Act) to the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.

         The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Manager will not approve the acceptance of securities in exchange for Fund shares unless (1) the Manager, in its sole discretion, believes the securities are appropriate investments for the Fund;
(2) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; (3) the securities may be acquired under the investment restrictions applicable to the Fund; and (4) the securities are listed on the New York Stock Exchange, American Stock Exchange or National Association of Securities Dealers Automated Quotation System (NASDAQ). For federal income tax purposes, an exchange of securities for Fund shares is treated as a sale of the exchanged securities and generally results in a capital gain or loss. Investors interested in purchases through exchange should telephone the Manager at (617) 346-7600 (ask for Shareholder Services). The acceptance of securities by the Trust must comply with applicable laws of certain states.

         During the last three fiscal years, the Trust paid, on behalf of the Fund, the following amounts in brokerage commissions:

           Year Ended 2/28/99                 [______]
           Year Ended 2/28/98                 $263,007
           Year Ended 2/28/97                 $185,762

                                PRICING OF SHARES

         The net asset value per share of the Fund is computed as of 4:15 p.m. New York City Time on each day on which the New York Stock Exchange is open. The Prospectus contains a description of the methods used to compute net asset value.

         The portfolio securities of the Fund may include equity securities which are listed on foreign exchanges. Certain foreign exchanges may be open on Saturdays and customary United States business holidays. As a consequence, the portfolio securities of the Fund may be traded, and the net asset value of shares of the Fund may be significantly affected, on days on which shares of the Fund may not be purchased or redeemed.

                                   TAX STATUS

         It is the Fund's policy to meet the requirements to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended from time to time (the "Code"), which requires, among other things, that at least 90% of the Fund's gross income be derived from dividends, interest and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies. The Code also requires the Fund to diversify its holdings so that at the end of each fiscal quarter (i) at least 50 percent of the market value of the Fund's assets is represented by cash items, U.S. government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5 percent of the value of the Fund's total assets and 10 percent of the outstanding voting securities of such issuer, and (ii) not more than 25 percent of the value of its assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. If the Fund meets all such requirements and distributes to its shareholders all of its ordinary income and capital gain net income, the Fund will not be required to pay federal income tax. Shareholders of the Fund that are not exempt from federal income taxes will be subject to income taxes on dividends and capital gains distributions received from the Fund.

         The Code also requires the Fund, in general, to distribute, prior to the calendar year end, virtually all of its ordinary income for the calendar year and virtually all of the capital gain net income realized by the Fund in the one-year period ending October 31 in order to avoid the imposition of a 4 percent excise tax on undistributed income. Dividends declared in October, November, or December to shareholders of record on a specified date in such a month and paid in the following January will be treated as distributed by the Fund and received by the Fund shareholders on December 31 of such calendar year.

         A portion of the dividends paid by the Fund may be eligible (subject to a holding period requirement imposed pursuant to the Code for the dividends-received deduction for the Fund's corporate shareholders.

         Dividends and interest received by the Fund may be subject to income withholding or other taxes imposed by foreign countries and the U.S. which may reduce the yield of the Fund. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

         Distributions designated by the Fund as deriving from net gains on securities held for more than 12 months, whether received in a cash or additional shares, are taxable to the Fund's shareholders that are not exempt from federal income taxes as such (generally at a 20% rate for noncorporate shareholders) for federal income tax purposes without regard to the length of time shares of the Fund have been held. If a shareholder receives a dividend that is taxed as long-term capital gain on shares held for six months or less and sells those shares at a loss, the loss will be treated as a long-term capital loss. The federal income tax status of all distributions will be reported to shareholders annually.

         Special rules (including mark-to-market, constructive sale, short sale, straddle and wash-sale rules) exist for determining the timing of the recognition of income or loss, the character of such income or loss, and the holding periods of certain of the Fund's assets in the case of certain transactions, including transactions involving futures contracts, forward contracts and options. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

         The Trust is required by federal law to withhold 31 percent of reportable payments (which may include Fund dividends, capital gain distributions and redemptions) paid to shareholders who have under-reported dividend or interest income or who have not certified on their applications, or on separate W-9 Forms, that their Social Security or Taxpayer Identification Numbers are correct and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. Payments reported to the Internal Revenue Service by the Trust that omit your social security number or tax identification number will subject the Trust to charges and penalties of $50 or more each year, all of which will be charged against your account if you fail to provide the certification by the time the report is filed. Such amounts charged against your account are not refundable.

         Payees specifically exempted from backup withholding on dividends and other distributions include: (i) a corporation; (ii) a financial institution;
(iii) an organization exempt from tax under Section 501(a) of the code or an individual retirement plan; (iv) the United States or any agency or instrumentality thereof; (v) a state, the District of Columbia, a possession of the United States, or political subdivision instrumentality thereof; (vi) a foreign government, a political subdivision of a foreign government or any agency or instrumentality thereof; (vii) an international organization or any agency or instrumentality thereof; (viii) a registered dealer in securities or commodities in the U.S. or a possession of the U.S.; (ix) a real estate investment trust; (x) a common trust fund operated by a bank under Section 584(a) of the code; (xi) an exempt charitable remainder trust or a non-exempt trust described in Section 4947(a)(1) of the Code; (xii) an entity registered at all times under the Investment Company Act of 1940; (xiii) a foreign central bank of issue; and (xiv) a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc. Nominee List.

         The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made after December 31, 1999 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for redemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

         If the Fund does not qualify for taxation as a regulated investment company for any taxable year, the Fund's income will be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains, will be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.

                              REDEMPTION OF SHARES

         The right of redemption is generally described in the Prospectus. The Trust may suspend the right of redemption during any period when (a) the New York Stock Exchange is closed for other than weekends or holidays or trading thereon is restricted under conditions set forth by the Securities and Exchange Commission ("SEC"); (b) the SEC has by order permitted such suspension; or (c) an emergency as defined by the rules of the SEC exists making disposal of portfolio securities or valuation of the net assets of the Fund not reasonably practicable.

                           SYSTEMATIC WITHDRAWAL PLANS

         Eligible shareholders who wish to receive a fixed amount periodically may elect to participate in a Systematic Withdrawal Plan. A shareholder whose account in the Fund contains shares worth $5,000 or more may elect to receive automatic payments of $100 or more each quarter. A shareholder whose account in the Fund contains at least $10,000 worth of shares may elect to receive monthly payments of $100 or more. All such accounts are exempt from any applicable redemption fee.

         Amounts paid under the plan are derived from the proceeds of redemption of shares held in the shareholder's account. Under the plan, all dividends and capital gains distributions must be reinvested in shares of the Fund. All shares obtained through reinvestment and all shares held under the plan must remain on deposit with the Fund. If redemptions for these periodic payments exceed distributions reinvested in an account, such redemptions will reduce or possibly exhaust the number of shares in the account. The minimum withdrawal amounts have been established for administrative convenience and should not be considered as recommended for all investors. For tax purposes, shareholders may realize a capital gain or loss on each payment.

         The plan is administered by the Trust without separate charge to the participating shareholders and may be terminated at any time by a shareholder or the Trust.

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

         The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated June 24, 1985. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The Fund commenced operations on June 14, 1989. The fiscal year for the Fund ends on the last day of February.

         Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of thirty-seven series, one for the Pelican Fund, and one for each of the following thirty-six series, which are offered in separate prospectuses: GMO Asia Fund, GMO Emerging Country Debt Share Fund, GMO U.S. Core Fund, GMO Tobacco-Free Core Fund, GMO Value Fund, GMO Growth Fund, GMO U.S. Sector Fund, GMO Small Cap Value Fund, GMO Small Cap Growth Fund, GMO Fundamental Value Fund, GMO REIT Fund, GMO Tax-Managed U.S. Equities Fund, GMO International Core Fund, GMO Currency Hedged International Core Fund, GMO Foreign Fund, GMO International Small Companies Fund, GMO Japan Fund, GMO Emerging Markets Fund, GMO Evolving Countries Fund, GMO Global Properties Fund, GMO Tax-Managed International Equities Fund, GMO Domestic Bond Fund, GMO U.S. Bond/Global Alpha A Fund, GMO U.S. Bond/Global Alpha B Fund, GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund, GMO Emerging Country Debt Fund, GMO Short-Term Income Fund, GMO Global Hedged Equity Fund, GMO Inflation Indexed Bond Fund, GMO International Equity Allocation Fund, GMO World Equity Allocation Fund, GMO Global (U.S.+) Equity Allocation Fund, GMO Global Balanced Allocation Fund and GMO International Core Plus Allocation Fund. The Trustees have further authorized the issuance of up to eight classes of shares of the foregoing series, Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII and Class VIII Shares. Interests in each portfolio are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding series. The shares of such series do not have any preemptive rights. Upon liquidation of a series shareholders of the corresponding series are entitled to share pro rata in the net assets of the series available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses, but there is no present intention to make such charges.

         The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series of shares with such dividend preferences and other rights as the Trustees may designate. While the Trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding shares of the Fund as of June 1, 1999:

         Name                                     Address                                        % Ownership
         ----                                     -------                                        -----------
The Chase Manhattan Bank, as                      Karen Rice                                           [%]
Directed Master Trustee, Corning                  3 Metrotech Center, Fifth Floor
Investment Plan Trust                             New York, NY 11201-3800


New York Life Trust Co.                           Attn:  Client Account                                [%]
                                                  51 Madison Ave.; Room 117A
                                                  New York, NY  10010-1655


Egleston Children's Hospital                      Attn: John Hatley                                    [%]
                                                  375 Dekalb Industrial Way
                                                  Decatur, GA  30030-2205


Union Bank of California                          Attn:  TRUSDG SD MUT. FDS                            [%]
FBO Sunkist Growers Inc                           A/C 610001154-02
                                                  P.O. Box 109
                                                  San Diego, CA  92112-4103

Nabank & Co.                                      P.O. Box 2180                                        [%]
                                                  Tulsa, OK  74101-2180


         As depicted in the above chart, certain shareholder(s) may hold greater than 25% of the outstanding shares of the Pelican Fund. As a result, such shareholders could be deemed to "control" the Fund as such term is defined in the 1940 Act.

                                  VOTING RIGHTS

         As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual Fund and (ii) when the Trustees have determined that the matter affects only the interests of one or more Fund, then only shareholders of such Fund shall be entitled to vote thereon. Shareholders of one Fund shall not be entitled to vote on matters exclusively affecting another Fund, such matters including, without limitation, the adoption of or change in the investment objectives, policies or restrictions of the other Fund and the approval of the investment advisory contracts of the other Fund.

         There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

                        SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund of which he is or was a shareholder would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                             PERFORMANCE INFORMATION

         The Fund may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders.

         Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, three, five, and ten years (or for such shorter period as shares of the Fund have been offered), calculated pursuant to the following formula: P (1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. Quotations of total return may also be shown for other periods. The Fund may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information. The Fund's total return is not fixed or guaranteed and the Fund's principal is not insured. Investment performance quotations should not be considered to be representations of the performance for any period in the future.

         The table below sets forth the average annual total return for the Pelican Fund for the one, three, five and ten year periods ending February 28, 1999, and for the period from the commencement of the Fund's operations until February 28, 1999:


---------------------------------------------------------------------------------------------------------------------------
                      INCEPTION      1 YEAR           3 YEAR           5 YEAR           10 YEAR          INCEPTION TO
FUND                  DATE            (%)              (%)              (%)              (%)              DATE (%)
---------------------------------------------------------------------------------------------------------------------------
Pelican Fund          5/31/89
---------------------------------------------------------------------------------------------------------------------------

         The Fund may also from time to time advertise net return data for each month and calendar quarter since the Fund's inception. Monthly and quarterly return data is calculated by linking daily performance for the Fund (current net asset value divided by prior net asset value), and assumes reinvestment of all dividends and gains. All quotations of monthly and quarterly returns would be accompanied by standardized total return information. Information relating to the Pelican Fund's return for a particular month or calendar quarter is provided to permit evaluation of the Fund's performance and volatility in different market conditions, and should not be considered in isolation.

         From time to time, in advertisements, in sales literature, or in reports to shareholders, the Fund may compare its respective performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Fund may compare its total return to rankings prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors mutual fund performance; the Standard & Poor's 500 Stock Index ("S&P 500"), an index of unmanaged groups of common stock; or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange.

         Performance rankings and listings reported in national financial publications, such as Morningstar, Money Magazine, Barron's and Changing Times, may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including No Load Fund X, CDA Investment Technologies, Inc., Weisenberger Investment Companies Service, and Donoghue's Mutual Fund Almanac.

                             INVESTMENT GUIDELINES

General Objective: Long-term capital growth through investment in equity securities.

The Pelican Fund (the "Fund") is a series of GMO Trust, a registered open-end investment company. The complete policies of the Fund are set forth in and governed by the Fund's prospectus as amended from time to time. GMO has also undertaken to generally manage the Fund in accordance with this Summary of Guidelines.

PERMITTED INVESTMENT
EQUITY SECURITIES:
 Common stocks                        X At least 65% of total assets will be
 Preferred stocks                       invested in common stocks and securities
                                        convertible into common stocks.

 Convertible securities               X Up to 25% of total assets may be
 Warrants or rights                     invested in foreign securities
                                        (generally equity securities traded in
                                        principal European and Pacific Basin
                                        markets).

OTHER SECURITIES:
 Depository Receipts: ADRs, GDRs, EDRs
 Foreign issues traded in the U.S. and abroad
 Illiquid Securities
 144A Securities
 Equity Futures and Related Options
 Exchange-traded and OTC Options on Securities and Indexes (including writing covered options)
 Debt securities
 Short-term notes
[Private placements]

Cash and Money Market Instruments     X Any short-term assets will be invested
                                        in cash or High Quality Money Market
                                        Instruments including securities issued
                                        by the U.S. government and agencies
                                        thereof, bankers' acceptances,
                                        commercial paper, bank certificates of
                                        deposit and repurchase agreements.

Foreign Currency Transactions         X For hedging purposes or in connection
                                        with the settlement of portfolio
                                        transactions, the Fund may purchase and
                                        sell foreign currencies and forward
                                        foreign currency contracts.

PROHIBITED INVESTMENTS AND PRACTICES
 The Fund will not engage in the following practices except as indicated:

 Purchasing Securities on Margin      Except for short-term credits necessary
                                      for clearance of transactions

Borrowing Money                       Except that the Fund may borrow up to 10%
                                      of its total assets from banks temporarily
                                      for the payment of redemptions or
                                      settlement of securities transactions, but
                                      not as a leveraged investment strategy.
                                      The Fund may not purchase securities if
                                      borrowing exceeds 5% of total assets.
Investing in Other Open-End           Except as part of a plan of merger or
Investment Companies                  consolidation.

Underwriting Securities               Except to the extent that the Fund is
                                      deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

Selling uncovered put and call options on securities or indexes
Selling securities short
Lending funds or other assets
Purchasing securities on margin
Engaging in foreign currency transactions for speculative purposes
Investing Directly in Real Estate
Investing in Non-Financial Commodity Contracts
Participating in Directed Brokerage Arrangements
Making investments for the purpose of gaining control of a company's management Participating in Soft Dollar Arrangements

RESTRICTIONS AND LIMITATIONS

Illiquid Securities                  X No more than 15% of the Fund's net assets
                                       will be invested in illiquid securities.
                                       This includes restricted securities
                                       (except that some 144A securities may be
                                       considered liquid by GMO if there is
                                       sufficient market depth), repurchase
                                       agreements maturing in greater than 7
                                       days, and other securities determined by
                                       GMO not to be readily marketable at their
                                       carried value.
Put and Call Options                 X The Fund will not invest more than 5%
                                       of its assets in put options.
                                     X The Fund will not write covered call
                                       options on more than 25% of total assets.
                                     X Options purchased or written will be
                                       limited to options traded on national
                                       exchanges or in the OTC market (OTC
                                       options shall not exceed 10% of the
                                       Fund's assets).
Lower-Rated Securities               X The Fund will not invest more than 5% of
                                       its assets in lower-rated securities
                                       (junk bonds).
Investment in Insurance Companies    X The Fund will not purchase more than 10%
                                       of the total outstanding voting stock of
                                       any insurance company (including foreign
                                       insurance companies).
Investment in securities issued by   X Equity: The Fund will not purchase more
Brokers, dealers, underwriters and     than 5% of any class of stock of
Investment advisers                    broker, dealer, underwriter or
                                       investment adviser.
                                     X Debt: The Fund may not purchase more
                                       than 10% of any such company's total
                                       outstanding debt in the aggregate.
                                     X Investment Limits: No more than 5% of
                                       the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.

                                       This policy does not apply to companies
                                       that derived less than 15% of revenues
                                       from "securities-related businesses"
                                       during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION

Diversification                      X Except for U.S. government securities,
                                       cash obligations of domestic banks, and
                                       money market instruments, the Fund will
                                       not invest more than 5% of its assets in the securities of a single issuer.

                                     X The Fund will not hold more than 10% of
                                       the voting securities of any issuer.

Concentration                        X No more than 25% of the Fund's assets
                                       will be invested in securities of issuers in any one industry.



                              FINANCIAL STATEMENTS

         The report of PricewaterhouseCoopers LLP and the Fund's audited Financial Statements for the year ended February 28, 1999 are incorporated by reference to the Fund's Annual Report filed with the Securities and Exchange
Commission on [        ], 1999 pursuant to Section 30(d) of the Investment
Company Act of 1940, as amended, and the rules promulgated thereunder. [TO BE FILED BY AMENDMENT]


                             SPECIMEN PRICE MAKE-UP

         Following is a computation of the total offering price per share for the Pelican Fund based upon its net asset value and shares of beneficial interest outstanding at the close of business on February 28, 1999:


         Net Assets at Value (Equivalent to $15.72
           per share based on 14,235,537 shares) .......................................$223,794,309
         Offering Price.................................................................$15.72

                                    GMO TRUST

                            PART C. OTHER INFORMATION

Item 23.  Exhibits

         (a).     Amended and Restated Agreement and Declaration of Trust.(1)

         (b).     Amended and Restated By-laws of the Trust.(1)

         (c). Please refer to Article 5 of the Trust's Amended and Restated Declaration of Trust, which is hereby incorporated by reference.

         (d). 1. Form of Management Contracts between the Trust, on behalf of each of its GMO U.S. Core Fund (formerly "GMO Core Fund"), GMO Tobacco-Free Core Fund, GMO Value Fund (formerly "GMO Value Allocation Fund"), GMO Fundamental Value Fund, GMO Growth Fund (formerly "GMO Growth Allocation Fund"), GMO Small Cap Value Fund (formerly "GMO Core II Secondaries Fund"), GMO Small Cap Growth Fund, GMO REIT Fund, GMO International Core Fund, GMO Currency Hedged International Core Fund, GMO Foreign Fund, GMO International Small Companies Fund, GMO Japan Fund, GMO Emerging Markets Fund, GMO Evolving Countries Fund, GMO Asia Fund, GMO Global Properties Fund, GMO Global Hedged Equity Fund, GMO Domestic Bond Fund, GMO U.S. Bond/Global Alpha A Fund (formerly "GMO Global Fund"), GMO U.S. Bond/Global Alpha B Fund, GMO International Bond Fund, GMO Currency Hedged International Bond Fund (formerly "GMO SAF Core Fund"), GMO Global Bond Fund, GMO Emerging Country Debt Fund, GMO Short-Term Income Fund, GMO Inflation Indexed Bond Fund, GMO International Equity Allocation Fund, GMO World Equity Allocation Fund, GMO Global (U.S.+) Equity Allocation Fund, GMO Global Balanced Allocation Fund, GMO U.S. Sector Fund (formerly "GMO U.S. Sector Allocation Fund"), GMO International Core Plus Allocation Fund, Pelican Fund, GMO Tax-Managed U.S. Equities Fund and GMO Tax-Managed International Equities Fund, and Grantham, Mayo, Van Otterloo & Co. ("GMO");(1)

                  2. Form of Consulting Agreements between GMO, on behalf of each of its GMO Emerging Markets Fund, GMO Evolving Countries Fund and GMO Asia Fund, and Dancing Elephant, Ltd.;(1)

-------------------

(1) = Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

         (e).  None.

         (f).  None.

         (g). 1. Custodian Agreement (the "IBT Custodian Agreement") among the Trust, on behalf of its GMO U.S. Core Fund (formerly "GMO Core Fund"), GMO Currency Hedged International Bond Fund (formerly "GMO SAF Core Fund"), GMO Value Fund (formerly "GMO Value Allocation Fund"), GMO Growth Fund (formerly "GMO Growth Allocation Fund"), and GMO Short-Term Income Fund, GMO and Investors Bank & Trust Company ("IBT");(1)

               2. Custodian Agreement (the "BBH Custodian Agreement") among the Trust, on behalf of its GMO International Core Fund and GMO Japan Fund, GMO and Brown Brothers Harriman & Co. ("BBH");(1)

               3. Custodian Agreement (the "SSB Custodian Agreement") among the Trust, on behalf of its Pelican Fund, GMO and State Street Bank and Trust Company ("SSB");(1)

               4. Forms of Letter Agreements with respect to the IBT Custodian Agreement among the Trust, on behalf of its GMO U.S. Bond/Global Alpha B Fund, GMO Tobacco-Free Core Fund, GMO Fundamental Value Fund, GMO U.S. Sector Fund (formerly "GMO U.S. Sector Allocation Fund"), GMO International Bond Fund, GMO Small Cap Value Fund (formerly "GMO Core II Secondaries Fund"), GMO Emerging Country Debt Fund, GMO Domestic Bond Fund, GMO REIT Fund, GMO Global Bond Fund, GMO International Equity Allocation Fund, GMO Global (U.S.+) Equity Allocation Fund, GMO World Equity Allocation Fund, GMO Global Balanced Allocation Fund, GMO International Core Plus Allocation Fund, GMO Emerging Country Debt Share Fund, GMO Small Cap Growth Fund, GMO U.S. Bond/Global Alpha A Fund (formerly "GMO Global Fund"), GMO Tax-Managed U.S. Equities Fund and GMO Inflation Indexed Bond Fund, GMO and IBT;(1)


-------------------

(1) = Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

               5. Forms of Letter Agreements with respect to the BBH Custodian Agreement among the Trust, on behalf of its GMO Emerging Markets Fund, GMO Currency Hedged International Core Fund, GMO Evolving Countries Fund, GMO Global Hedged Equity Fund, GMO International Small Companies Fund, GMO Foreign Fund, GMO Asia Fund, GMO Tax-Managed International Equities Fund and GMO Global Properties Fund, GMO and BBH;(1)

         (h). 1. Transfer Agency Agreement among the Trust, on behalf of its GMO U.S. Core Fund (formerly "GMO Core Fund"), GMO Currency Hedged International Bond Fund, GMO Growth Fund (formerly "GMO Growth Allocation Fund"), GMO Value Fund (formerly "GMO Growth Allocation Fund"), GMO Short-Term Income Fund, GMO International Core Fund and GMO Japan Fund, GMO and IBT(1);

               2. Forms of Letter Agreements to the Transfer Agency Agreement among the Trust, on behalf of each of its GMO Tobacco-Free Core Fund, GMO Fundamental Value Fund, GMO Small Cap Value Fund (formerly "GMO Core II Secondaries Fund"), GMO Small Cap Growth Fund, GMO REIT Fund, GMO Currency Hedged International Core Fund, GMO Foreign Fund, GMO International Small Companies Fund, GMO Emerging Markets Fund, GMO Evolving Countries Fund, GMO Asia Fund, GMO Global Properties Fund, GMO Global Hedged Equity Fund, GMO Domestic Bond Fund, GMO U.S. Bond/Global Alpha A Fund (formerly "GMO Global Fund"), GMO U.S. Bond/Global Alpha B Fund, GMO International Bond Fund, GMO Global Bond Fund, GMO Emerging Country Debt Fund, GMO Inflation Indexed Bond Fund, GMO Emerging Country Debt Share Fund, Pelican Fund, GMO International Equity Allocation Fund, GMO World Equity Allocation Fund, GMO Global (U.S.+) Equity Allocation Fund, GMO Global Balanced Allocation Fund, GMO U.S. Sector Fund (formerly "GMO U.S. Sector Allocation Fund"), GMO International Core Plus Allocation Fund, GMO Tax-Managed U.S. Equities Fund and GMO Tax-Managed International Equities Fund, GMO and IBT.(1)

               3. Form of Notification of Obligation to Reimburse Certain Fund Expenses by Grantham, Mayo, Van Otterloo & Co. LLC to the Trust -- Exhibit 1

               4. Form of Amended and Restated Servicing Agreement between the Trust, on behalf of certain Funds, and Grantham, Mayo, Van Otterloo & Co. LLC(1).


-------------------

(1) = Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

         (i).  Opinion and Consent of Ropes & Gray.(1)

         (j)   Consent of PricewaterhouseCoopers LLP -- Exhibit 2

         (k). Financial Statements: See "Financial Highlights" in each Prospectus and "Financial Statements" in each Statement of Additional Information. The Financial Statements required pursuant to Item 22 of Form N-1A are hereby incorporated by reference to the Annual Reports to shareholders previously filed with the Commission on [May __, 1999] by means of EDGAR pursuant to the requirements of Section 30(d) of the 1940 Act and the rules promulgated thereunder. [to be filed by amendment]

         (l).  None.

         (m). None.

         (n).  Financial Data Schedules -- [to be filed by amendment]

         (o).  Form of Rule 18f-3 Multiclass Plan.(1)

Item 24. Persons Controlled by or Under Common Control with Registrant

         None.

Item 25. Indemnification

         See Item 27 of Pre-Effective Amendment No. 1 which is hereby incorporated by reference.

Item 26. Business and Other Connections of Investment Adviser

         See Item 28 of Pre-Effective Amendment No. 1 which is hereby incorporated by reference.


-------------------

(1) = Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

Item 27. Principal Underwriters

         Not Applicable.

Item 28. Location of Accounts and Records

         See Item 30 of Pre-Effective Amendment No. 1 which is hereby incorporated by reference.

Item 29. Management Services

         Not Applicable.

Item 30. Undertakings

         Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders containing the information required by Item 5 of Form N-1A omitted from the Prospectus, upon request and without charge.












-------------------

(1) = Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940 (the "1940 Act"), the Registrant, GMO Trust, has duly caused this Post-Effective Amendment No. 48 to the Trust's Registration Statement under the Securities Act and Post-Effective Amendment No. 54 under the 1940 Act, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 29th day of April, 1999.


                                    GMO Trust

                                    By: R. JEREMY GRANTHAM*
                                        ----------------------------
                                        R. Jeremy Grantham
                                        President - Quantitative;
                                        Principal Executive Officer;
                                        Title:  Trustee

    Pursuant to the Securities Act of 1933, this Post-Effective Amendment No. 48 to the Trust's Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                                     Title                                              Date
----------                                     -----                                              ----
R. JEREMY GRANTHAM*                            President - Quantitative; Principal                April 29, 1999
-------------------                            Executive Officer; Trustee
R. Jeremy Grantham

SUSAN RANDALL HARBERT*                         Treasurer; Principal Financial and                 April 29, 1999
----------------------                         Accounting Officer
Susan Randall Harbert

HARVEY R. MARGOLIS*                            Trustee                                            April 29, 1999
----------------------
Harvey R. Margolis

JAY O. LIGHT*                                  Trustee                                            April 29, 1999
----------------------
Jay O. Light



                                    * By:    /s/ WILLIAM R. ROYER
                                             ----------------------
                                             William R. Royer
                                             Attorney-in-Fact

                                POWER OF ATTORNEY




    We, the undersigned officers and trustees of GMO Trust, a Massachusetts business trust, hereby severally constitute and appoint William R. Royer our true and lawful attorney, with full power to him to sign for us, and in our names and in the capacities indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming our signatures as they may be signed by our said attorneys on said Registration Statement.

    Witness our hands and common seal on the date set forth below.

                      (Seal)


Signature                                       Title                         Date
---------                                       -----                         ----
                                       President-Domestic;
                                       Principal Executive
/S/ R. Jeremy Grantham                 Officer; Trustee                   March 12, 1996
--------------------------
R. Jeremy Grantham


/S/ Eyk H.A. Van Otterloo              President-International            March 12, 1996
--------------------------
Eyk H.A. Van Otterloo


/S/ Harvey Margolis                    Trustee                            March 12, 1996
--------------------------
Harvey Margolis


                                       Treasurer; Principal
                                       Financial and
/S/ Kingsley Durant                    Accounting Officer                 March 12, 1996
--------------------------
Kingsley Durant

                                POWER OF ATTORNEY


    I, the undersigned trustee of GMO Trust, a Massachusetts business trust, hereby constitute and appoint William R. Royer my true and lawful attorney, with full power to him to sign for me, and in my names and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

    Witness my hand and common seal on the date set forth below.

                      (Seal)


Signature                               Title                      Date
---------                               -----                      ----
/S/ JAY O. LIGHT                       Trustee                  May 23, 1996
--------------------
Jay O. Light

                                POWER OF ATTORNEY


    I, the undersigned officer of GMO Trust, a Massachusetts business trust, hereby constitute and appoint William R. Royer my true and lawful attorney, with full power to him to sign for me, and in my names and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

    Witness my hand and common seal on the date set forth below.

                      (Seal)



Signature                                         Title                               Date
---------                                         -----                               ----
/S/ SUSAN RANDALL HARBERT                       Treasurer                          April 29, 1999
-------------------------
Susan Randall Harbert

                                  EXHIBIT INDEX

                                    GMO TRUST


Exhibit No.        Title of Exhibit
-----------        ----------------

1                  Form of Notification of Obligation to Reimburse Certain Fund
                   Expenses

2                  Consent of Price Waterhouse LLP
